UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-07953

EQ ADVISORS TRUST

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas

New York, New York 10104

(Address of principal executive offices)

PATRICIA LOUIE, ESQ.

Vice President and Associate General Counsel

AXA Equitable Life Insurance Company

1290 Avenue of the Americas

New York, New York 10104

(Name and Address of Agent for Service)

Copies to:

ARTHUR J. BROWN, ESQ.

Kirkpatrick & Lockhart Nicholson Graham LLP

1601 K Street, N.W.

Washington, D.C. 20006

Telephone: (202) 778-9000

Registrant’s telephone number, including area code: (212) 554-1234

Date of fiscal year end: December 31

Date of reporting period: January 1, 2006 – March 31, 2006

Item 1.	Schedule of Investments.

The following are schedules of investments of the registrant as of March 31, 2006. The schedules have not been audited.

EQ Advisors Trust

Quarterly Report

March 31, 2006

EQ ADVISORS TRUST

EQ/ENTERPRISE MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Premier VIP Aggressive Equity Portfolio*‡	616,640	$17,897,650
AXA Premier VIP Core Bond Portfolio‡	8,484,632	85,646,816
AXA Premier VIP High Yield Portfolio‡	3,913,114	21,995,449
AXA Premier VIP Large Cap Core Equity Portfolio‡	3,278,099	36,782,178
AXA Premier VIP Large Cap Value Portfolio‡	108,000	1,275,260
EQ/Alliance Quality Bond Portfolio‡	6,659,114	66,285,128
EQ/Bernstein Diversified Value Portfolio‡	5,186,350	79,251,038
EQ/Lazard Small Cap Value Portfolio‡	2,331,166	35,268,305
EQ/Long Term Bond Portfolio‡	1,456,516	19,045,563
EQ/Marsico Focus Portfolio‡	2,977,365	49,889,120
EQ/Mercury Basic Value Equity Portfolio‡	4,872,917	77,824,674
EQ/Short Duration Bond Portfolio‡	6,341,756	63,349,305
EQ/Small Company Index Portfolio‡	91,227	1,213,461

Total Investment Companies (99.9%) (Cost $550,207,587)		$555,723,947

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (0.2%)
JPMorgan Chase Nassau
4.26%, 4/3/06 (Amortized Cost $934,981)	$934,981	934,981

Total Investments (100.1%) (Cost/Amortized Cost $551,142,568)		556,658,928
Other Assets Less Liabilities (-0.1%)		(601,291)

Net Assets (100%)		$556,057,637

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The Holdings in Investment Companies are all Class A shares.

Investments in companies which were affiliates for the three months ended March 31, 2006, were as follows:

Securities	Market Value December 31, 2005	Purchases at Cost	Sales at Cost	Market Value March 31, 2006	Dividend Income	Realized Gain (Loss)
AXA Premier VIP Aggressive Equity Portfolio	$17,733,048	$49,243	$863,607	$17,897,650	$—	$78,343
AXA Premier VIP Core Bond Portfolio	90,649,850	1,187,010	4,981,221	85,646,816	908,414	(103,676)
AXA Premier VIP High Yield Portfolio	22,489,945	68,135	1,251,256	21,995,449	—	(75,268)
AXA Premier VIP Large Cap Core Equity Portfolio	37,039,689	106,460	1,798,651	36,782,178	—	38,831
AXA Premier VIP Large Cap Value Portfolio	4,984,847	299,040	4,286,905	1,275,260	—	(68,915)
EQ/Alliance Quality Bond Portfolio	70,015,342	198,287	3,655,138	66,285,128	—	(140,714)
EQ/Bernstein Diversified Value Portfolio	76,867,050	75,875	1,731,380	79,251,038	—	38,403
EQ/Lazard Small Cap Value Portfolio	34,029,557	106,095	3,227,310	35,268,305	—	(63,409)
EQ/Long Term Bond Portfolio	20,772,282	63,876	1,154,372	19,045,563	—	(51,883)
EQ/Marsico Focus Portfolio	49,779,973	180,170	2,642,177	49,889,120	—	191,413
EQ/Mercury Basic Value Equity Portfolio	74,981,470	75,276	1,726,108	77,824,674	—	10,310
EQ/Short Duration Bond Portfolio	66,170,026	186,111	3,350,985	63,349,305	—	(23,695)
EQ/Small Company Index Portfolio	—	2,016,199	877,718	1,213,461	—	23,129

	$565,513,079	$4,611,777	$31,546,828	$555,723,947	$908,414	$(147,131)

EQ ADVISORS TRUST

EQ/ENTERPRISE MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2006 (Unaudited)

Investment security transactions for the three months ended March 31, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$4,611,777
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$31,399,697

As of March 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$13,945,454
Aggregate gross unrealized depreciation	(8,573,594)

Net unrealized appreciation	$5,371,860

Federal income tax cost of investments	$551,287,068

The Portfolio has a net capital loss carryforward of $43,715,133, of which $645,499 expires in the year 2009, $41,859,810 expires in the year 2010 and $1,209,824 expires in the year 2011.

Included in the capital loss carryforward amounts at March 31, 2006 are $654,705 of losses acquired as a result of a tax free reorganization. Certain capital loss carryforwards may be subject to limitations on use pursuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible not all of these capital losses will be available for use.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCE COMMON STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (13.0%)
Auto Components (0.5%)
American Axle & Manufacturing Holdings, Inc.^	307,900	$5,274,327
Autoliv, Inc.	113,500	6,421,830
BorgWarner, Inc.^	218,900	13,142,756
Cooper Tire & Rubber Co.^	320,850	4,600,989
Lear Corp.^	414,625	7,351,301
Magna International, Inc., Class A	116,300	8,802,747

		45,593,950

Automobiles (0.2%)
Toyota Motor Corp. (ADR)	168,200	18,316,980

Diversified Consumer Services (1.9%)
Apollo Group, Inc., Class A*	3,645,307	191,415,071

Hotels, Restaurants & Leisure (2.1%)
Carnival Corp.^	1,648,447	78,086,934
McDonald’s Corp.	410,000	14,087,600
Wynn Resorts Ltd.*^	1,469,815	112,955,283

		205,129,817

Household Durables (0.1%)
Newell Rubbermaid, Inc.	310,200	7,813,938

Internet & Catalog Retail (1.7%)
Amazon.com, Inc.*^	4,636,156	169,266,056

Leisure Equipment & Products (0.1%)
Mattel, Inc.	567,000	10,279,710

Media (4.0%)
CBS Corp., Class B	1,081,100	25,924,778
Comcast Corp., Class A*^	2,171,000	56,793,360
Interpublic Group of Cos., Inc.*	1,590,000	15,200,400
Time Warner, Inc.	5,218,200	87,613,578
Viacom, Inc., Class B*	931,500	36,142,200
Walt Disney Co.	956,800	26,685,152
XM Satellite Radio Holdings, Inc., Class A*^	6,974,494	155,321,981

		403,681,449

Multiline Retail (0.2%)
Target Corp.	354,300	18,427,143

Specialty Retail (1.9%)
Bed Bath & Beyond, Inc.*	393,284	15,102,106
Best Buy Co., Inc.	1,273,268	71,213,879
Home Depot, Inc.	1,026,300	43,412,490
Limited Brands	988,600	24,181,156
Office Depot, Inc.*	1,076,200	40,077,688

		193,987,319

Textiles, Apparel & Luxury Goods (0.3%)
Jones Apparel Group, Inc.	604,100	21,367,017
V.F. Corp.	125,600	7,146,640

		28,513,657

Total Consumer Discretionary		1,292,425,090

Consumer Staples (6.2%)
Beverages (1.3%)
Coca-Cola Co.	1,905,900	79,800,033
PepsiCo, Inc.	978,000	56,518,620

		136,318,653

Food & Staples Retailing (1.3%)
Kroger Co.*	1,303,600	26,541,296
Safeway, Inc.	753,300	18,922,896
SUPERVALU, Inc.	211,200	6,509,184
Wal-Mart Stores, Inc.	1,583,400	74,799,816

		126,773,192

Food Products (0.5%)
Bunge Ltd.^	10,800	$601,668
ConAgra Foods, Inc.	1,041,000	22,339,860
General Mills, Inc.	278,500	14,114,380
Sara Lee Corp.	808,200	14,450,616

		51,506,524

Household Products (1.5%)
Clorox Co.	384,400	23,006,340
Kimberly-Clark Corp.	227,000	13,120,600
Procter & Gamble Co.	1,924,317	110,879,146

		147,006,086

Tobacco (1.6%)
Altria Group, Inc.	1,933,500	137,007,810
UST, Inc.^	522,900	21,752,640

		158,760,450

Total Consumer Staples		620,364,905

Energy (7.8%)
Energy Equipment & Services (0.9%)
Diamond Offshore Drilling, Inc.^	405,900	36,328,050
GlobalSantaFe Corp.	485,330	29,483,797
Rowan Cos., Inc.	531,500	23,364,740

		89,176,587

Oil & Gas (6.9%)
BP plc (ADR)	253,000	17,441,820
Chevron Corp.	2,128,600	123,394,942
ConocoPhillips	1,631,300	103,016,595
Exxon Mobil Corp.	6,422,700	390,885,522
Marathon Oil Corp.	372,500	28,373,325
Occidental Petroleum Corp.	81,300	7,532,445
Total S.A. (ADR)^	122,000	16,071,060

		686,715,709

Total Energy		775,892,296

Financials (20.1%)
Capital Markets (3.1%)
Ameriprise Financial, Inc.	109,660	4,941,280
E*Trade Financial Corp.*	1,349,900	36,420,302
Goldman Sachs Group, Inc.	120,800	18,960,768
Lehman Brothers Holdings, Inc.	119,900	17,329,147
Merrill Lynch & Co., Inc.	1,241,790	97,803,380
Morgan Stanley	759,800	47,730,636
TD Ameritrade Holding Corp.*	3,411,363	71,195,146
Waddell & Reed Financial, Inc.	378,900	8,752,590

		303,133,249

Commercial Banks (6.2%)
Bank of America Corp.	4,646,500	211,601,610
Comerica, Inc.	443,700	25,721,289
Huntington Bancshares, Inc./Ohio	921,700	22,240,621
KeyCorp.	1,112,900	40,954,720
National City Corp.^	857,800	29,937,220
Regions Financial Corp.	168,800	5,936,696
SunTrust Banks, Inc.	304,900	22,184,524
U.S. Bancorp	1,588,000	48,434,000
Wachovia Corp.	2,003,700	112,307,385
Wells Fargo & Co.	1,528,700	97,638,069

		616,956,134

Consumer Finance (0.3%)
American Express Co.	548,300	28,813,165

Diversified Financial Services (5.2%)
Citigroup, Inc.	5,718,700	270,094,201
International Securities Exchange, Inc.^	989,740	41,222,671
JPMorgan Chase & Co.	3,627,052	151,030,445
Nasdaq Stock Market, Inc.*	1,412,900	56,572,516

		518,919,833

EQ ADVISORS TRUST

EQ/ALLIANCE COMMON STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Insurance (3.7%)
ACE Ltd.	268,900	$13,985,489
Allstate Corp.	68,400	3,564,324
American International Group, Inc.	1,777,506	117,475,372
Chubb Corp.	400,600	38,233,264
Genworth Financial, Inc., Class A	837,300	27,990,939
Hartford Financial Services Group, Inc.	559,600	45,075,780
MetLife, Inc.	602,400	29,138,088
PartnerReinsurance Ltd.	120,300	7,469,427
RenaissanceReinsurance Holdings Ltd.	335,400	14,630,148
St. Paul Travelers Cos., Inc.	1,037,865	43,372,378
UnumProvident Corp.^	792,400	16,228,352
XL Capital Ltd., Class A	232,700	14,918,397

		372,081,958

Thrifts & Mortgage Finance (1.6%)
Astoria Financial Corp.^	925,500	28,653,480
Fannie Mae	1,339,600	68,855,440
Freddie Mac	524,100	31,970,100
Washington Mutual, Inc.	691,450	29,469,599

		158,948,619

Total Financials		1,998,852,958

Health Care (10.1%)
Biotechnology (4.4%)
Affymetrix, Inc.*^‡	5,163,619	170,037,974
Amgen, Inc.*	585,500	42,595,125
Applera Corp.- Applied Biosystems Group	4,020,837	109,125,516
Applera Corp.- Celera Genomics Group*^‡	4,205,257	49,159,454
Genentech, Inc.*^	422,103	35,671,925
Gilead Sciences, Inc.*	564,075	35,096,746

		441,686,740

Health Care Equipment & Supplies (0.3%)
Medtronic, Inc.	565,300	28,688,975

Health Care Providers & Services (0.5%)
AmerisourceBergen Corp.	386,200	18,641,874
UnitedHealth Group, Inc.	599,600	33,493,656

		52,135,530

Pharmaceuticals (4.9%)
Abbott Laboratories	728,600	30,943,642
Eli Lilly & Co.	856,100	47,342,330
Johnson & Johnson	1,389,800	82,303,956
Merck & Co., Inc.	2,552,200	89,914,006
Pfizer, Inc.	8,204,500	204,456,140
Wyeth	624,400	30,295,888

		485,255,962

Total Health Care		1,007,767,207

Industrials (7.7%)
Aerospace & Defense (1.6%)
Boeing Co.	874,900	68,180,957
Goodrich Corp.	684,100	29,833,601
Northrop Grumman Corp.	493,200	33,680,628
United Technologies Corp.	478,700	27,750,239

		159,445,425

Air Freight & Logistics (0.4%)
United Parcel Service, Inc., Class B	523,100	41,523,678

Electrical Equipment (0.6%)
Cooper Industries Ltd., Class A	225,700	19,613,330
Energy Conversion Devices, Inc.*	661,800	32,547,324
Hubbell, Inc., Class B	115,100	$5,900,026

		58,060,680

Industrial Conglomerates (4.3%)
3M Co.	361,000	27,324,090
General Electric Co.	10,143,400	352,787,452
Textron, Inc.	233,750	21,829,912
Tyco International Ltd.	940,800	25,288,704

		427,230,158

Machinery (0.4%)
Crane Co.	50,000	2,050,500
Eaton Corp.	226,800	16,549,596
SPX Corp.^	368,900	19,706,638

		38,306,734

Road & Rail (0.4%)
CSX Corp.	493,800	29,529,240
Norfolk Southern Corp.	285,900	15,458,613

		44,987,853

Total Industrials		769,554,528

Information Technology (26.1%)
Communications Equipment (6.1%)
ADC Telecommunications, Inc.*^	534,800	13,685,532
Cisco Systems, Inc.*	3,020,900	65,462,903
Corning, Inc.*	594,900	16,008,759
JDS Uniphase Corp.*^	41,298,898	172,216,405
Juniper Networks, Inc.*	9,826,022	187,873,541
Nokia Oyj (Sponsored ADR)^	1,043,800	21,627,536
QUALCOMM, Inc.	2,310,730	116,946,045
Tellabs, Inc.*	817,300	12,995,070

		606,815,791

Computers & Peripherals (4.2%)
Dell, Inc.*	1,149,200	34,200,192
Hewlett-Packard Co.	3,992,675	131,359,008
International Business Machines Corp.	893,700	73,703,439
Network Appliance, Inc.*	3,269,348	117,794,608
Sun Microsystems, Inc.*	12,526,425	64,260,560

		421,317,807

Electronic Equipment & Instruments (0.5%)
Arrow Electronics, Inc.*	272,600	8,796,802
Celestica, Inc.*^	878,400	10,057,680
Flextronics International Ltd.*	1,282,575	13,274,651
Sanmina-SCI Corp.*	1,685,450	6,910,345
Solectron Corp.*	3,426,500	13,706,000

		52,745,478

Internet Software & Services (4.7%)
CNET Networks, Inc.*^‡	7,124,725	101,242,342
eBay, Inc.*	3,400,189	132,811,383
HomeStore, Inc.*^	1,841,900	12,082,864
RealNetworks, Inc.*^‡	10,365,823	85,518,040
VeriSign, Inc.*^	1,513,312	36,304,355
Yahoo!, Inc.*	3,154,331	101,758,718

		469,717,702

IT Services (0.3%)
Electronic Data Systems Corp.	1,103,500	29,606,905

Semiconductors & Semiconductor Equipment (6.3%)
Advanced Micro Devices, Inc.*^	1,021,876	33,885,408
Agere Systems, Inc.*	608,444	9,150,998
Broadcom Corp., Class A*	1,724,649	74,435,851
Intel Corp.	3,248,900	62,866,215
KLA-Tencor Corp.	3,287,659	158,991,189
PMC-Sierra, Inc.*^‡	10,760,923	132,251,744
Silicon Laboratories, Inc.*^‡	2,726,068	149,797,436

		621,378,841

Software (4.0%)
Adobe Systems, Inc.*	1,201,971	41,972,827

EQ ADVISORS TRUST

EQ/ALLIANCE COMMON STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Autodesk, Inc.*	1,299,791	$50,067,949
Microsoft Corp.	5,429,000	147,723,090
NAVTEQ Corp.*	2,469,144	125,062,144
Oracle Corp.*	2,100,000	28,749,000

		393,575,010

Total Information Technology		2,595,157,534

Materials (1.0%)
Chemicals (0.8%)
DuPont (E.I.) de Nemours & Co.	78,200	3,300,822
Lubrizol Corp.	307,700	13,184,945
Monsanto Co.	487,609	41,324,863
PPG Industries, Inc.	360,200	22,818,670

		80,629,300

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	111,300	11,912,439

Containers & Packaging (0.1%)
Owens-Illinois, Inc.*	703,800	12,225,006

Total Materials		104,766,745

Telecommunication Services (6.2%)
Diversified Telecommunication Services (4.9%)
AT&T, Inc.*	2,667,425	72,127,172
BellSouth Corp.	791,995	27,442,626
Level 3 Communications, Inc.*^‡	35,723,755	185,049,051
NeuStar, Inc. Class A*^	2,630,116	81,533,596
Verizon Communications, Inc.	3,420,900	116,515,854

		482,668,299

Wireless Telecommunication Services (1.3%)
American Tower Corp., Class A*	210,000	6,367,200
Crown Castle International Corp.*	701,340	19,882,989
Sprint Nextel Corp.	4,098,420	105,903,173

		132,153,362

Total Telecommunication Services		614,821,661

Utilities (1.1%)
Electric Utilities (0.7%)
American Electric Power Co., Inc.	991,300	33,724,026
Entergy Corp.	505,600	34,856,064
FirstEnergy Corp.	70,200	3,432,780

		72,012,870

Multi-Utilities & Unregulated Power (0.4%)
Dominion Resources, Inc.	429,800	29,669,094
Xcel Energy, Inc.^	331,400	6,014,910

		35,684,004

Total Utilities		107,696,874

Total Common Stocks (99.3%) (Cost $8,517,284,399)		9,887,299,798

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (9.2%)
Allstate Life Global Funding
4.81%, 4/30/07 (l)	$4,000,000	4,000,000
American Express Credit Corp.
4.72%, 6/12/07 (l)	10,000,000	10,000,000
Bank of America Corp.
4.81%, 8/10/06 (l)	23,000,000	23,000,000
Bayerische Landesbank N.Y.
4.83%, 8/25/06 (l)	50,000,000	50,000,000
Beta Finance, Inc.
4.87%, 1/15/08 (l)	10,000,000	10,000,000
BNP Paribas N.Y.
4.85%, 2/22/08 (l)	$6,000,000	$6,000,000
Canadian Imperial Bank N.Y.
4.80%, 2/23/07 (l)	49,989,872	49,989,872
CC USA, Inc.
4.87%, 1/14/08 (l)	12,000,000	12,000,000
4.88%, 3/10/08 (l)	7,996,800	7,996,800
Citigroup Global Markets, Inc.
4.95%, 4/7/06 (l)	6,711,775	6,711,775
Commonwealth Bank of Australia
4.78%, 4/30/07 (l)	15,000,000	15,000,000
Deutsche Bank Financial, Inc.
5.01%, 1/12/07 (l)	22,000,000	22,000,000
Dorada Finance, Inc.
4.87%, 1/14/08 (l)	10,000,000	10,000,000
Fifth Third Bancorp
4.78%, 4/30/07 (l)	2,000,000	2,000,000
General Electric Capital Corp.
4.99%, 5/12/06 (l)	30,015,189	30,015,189
4.88%, 4/2/07 (l)	25,000,000	25,000,000
Goldman Sachs Group, Inc.
5.00%, 3/7/07 (l)	15,000,000	15,000,000
4.77%, 4/30/07 (l)	5,000,000	5,000,000
5.03%, 4/30/07 (l)	15,000,000	15,000,000
5.04%, 12/28/07 (l)	10,000,000	10,000,000
K2 (USA) LLC
4.88%, 1/24/08 (l)	11,998,843	11,998,843
Manufactures & Traders Trust Co.
4.77%, 6/20/06 (l)	14,999,898	14,999,898
Merrill Lynch & Co., Inc.
4.98%, 3/19/07 (l)	10,006,959	10,006,959
4.83%, 8/22/07 (l)	15,000,000	15,000,000
Merrill Lynch Mortgage Capital
4.98%, 4/7/06 (l)	10,000,000	10,000,000
Monumental Global Funding II
4.59%, 4/10/06 (l)	25,011,020	25,011,020
Morgan Stanley
5.06%, 4/2/07 (l)	35,000,000	35,000,000
4.91%, 4/30/07 (l)	20,000,000	20,000,000
Natexis Banques Populaires N.Y.
4.76%, 2/16/07 (l)	27,494,205	27,494,205
4.87%, 1/28/08 (l)	11,000,000	11,000,000
National City Bank/Ohio
4.86%, 12/5/07 (l)	9,998,735	9,998,735
New York Life Global Funding
4.83%, 3/20/08 (l)	25,000,000	25,000,000
New York Life Insurance, Co.
4.71%, 6/30/06 (l)	20,000,000	20,000,000
Nomura Securities
4.87%, 4/3/06	169,424,763	169,424,763
Royal Bank of Canada N.Y.
4.80%, 10/3/06 (l)	15,994,204	15,994,204
Royal Bank of Scotland London
4.65%, 7/5/06 (l)	5,998,671	5,998,671
Swedbank New York
4.75%, 7/14/06 (l)	9,998,230	9,998,230
Transamerica Occidental Life Insurance Co.
4.90%, 4/2/07 (l)	30,000,000	30,000,000
Unicredito Italiano N.Y.
4.52%, 10/4/06 (l)	19,999,309	19,999,309
4.54%, 10/4/06 (l)	24,989,336	24,989,336
United of Omaha Life Insurance
4.73%, 6/1/06 (l)	25,000,000	25,000,000
Wells Fargo & Co.
4.99%, 3/31/08 (l)	15,000,000	15,000,000

EQ ADVISORS TRUST

EQ/ALLIANCE COMMON STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
Wells Fargo Bank/San Francisco
4.80%, 12/1/06 (l)	$35,000,000	$35,000,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		915,627,809

Time Deposit (0.9%)
JPMorgan Chase Nassau
4.26%, 4/3/06	93,219,533	93,219,533

Total Short-Term Investments (10.1%) (Amortized Cost $1,008,847,342)		1,008,847,342

Total Investments (109.4%) (Cost/Amortized Cost $9,526,131,741)		10,896,147,140
Other Assets Less Liabilities (-9.4%)		(938,077,586)

Net Assets (100%)		$9,958,069,554

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

‡	Affiliated company as defined under the Investment Company Act of 1940 (See Note 6).

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2006.

Glossary:

ADR — American Depositary Receipt

Investments in companies which were affiliates for the three months ended March 31, 2006, were as follows:

Securities	Market Value December 31, 2005	Purchases at Cost	Sales at Cost	Market Value March 31, 2006	Dividend Income	Realized Gain
CNET Networks, Inc.	$146,737,485	$—	$—	$101,242,342	$—	$—
Affymetrix, Inc.	151,557,258	67,310,559	—	170,037,974	—	—
Applera Corp.- Celera Genomics Group	40,970,453	5,504,993	—	49,159,454	—	—
Level 3 Communications, Inc.	143,210,001	—	—	185,049,051	—	—
PMC-Sierra, Inc.	74,468,893	10,548,819	—	132,251,744	—	—
RealNetworks, Inc.	81,942,698	13,253,233	7,853,107	85,518,040	—	5,530,432
Silicon Laboratories, Inc.	156,369,711	—	—	149,797,436	—	—

	$795,256,499	$96,617,604	$7,853,107	$873,056,041	$—	$5,530,432

Investment security transactions for the three months ended March 31, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$989,653,723
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$1,188,142,522

As of March 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,814,565,867
Aggregate gross unrealized depreciation	(487,906,982)

Net unrealized appreciation	$1,326,658,885

Federal income tax cost of investments	$9,569,488,255

At March 31, 2006, the Portfolio had loaned securities with a total value of $891,998,749. This was secured by collateral of $915,627,809 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the three months ended March 31, 2006, the Portfolio incurred approximately $95,162 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $1,927,939,847 which expires in the year 2010.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCE GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (19.7%)
Hotels, Restaurants & Leisure (2.7%)
Hilton Hotels Corp.^	1,597,100	$40,662,166
McDonald’s Corp.	1,157,600	39,775,136

		80,437,302

Household Durables (2.2%)
Fortune Brands, Inc.^	506,700	40,855,221
Pulte Homes, Inc.^	661,800	25,426,356

		66,281,577

Media (9.5%)
CBS Corp., Class B	359,000	8,608,820
Comcast Corp., Special Class A*^	2,425,400	63,351,448
News Corp., Class A^	5,005,000	83,133,050
Time Warner, Inc.	4,943,500	83,001,365
Viacom, Inc., Class B*	1,213,000	47,064,400

		285,159,083

Specialty Retail (5.3%)
Bed Bath & Beyond, Inc.*^	224,200	8,609,280
Gap, Inc.^	405,300	7,571,004
Home Depot, Inc.^	2,790,500	118,038,150
Lowe’s Cos., Inc.^	367,200	23,662,368

		157,880,802

Total Consumer Discretionary		589,758,764

Consumer Staples (3.0%)
Household Products (1.1%)
Procter & Gamble Co.	600,400	34,595,048

Tobacco (1.9%)
Altria Group, Inc.	573,200	40,616,952
Loews Corp.- Carolina Group	344,400	16,279,788

		56,896,740

Total Consumer Staples		91,491,788

Energy (11.4%)
Energy Equipment & Services (2.6%)
Baker Hughes, Inc.^	132,800	9,083,520
Halliburton Co.^	319,400	23,322,588
Nabors Industries Ltd.*^	623,400	44,622,972

		77,029,080

Oil & Gas (8.8%)
BP plc (ADR)^	592,900	40,874,526
Chevron Corp.	274,200	15,895,374
ConocoPhillips	692,300	43,718,745
Exxon Mobil Corp.	1,415,200	86,129,072
Noble Energy, Inc.^	1,740,492	76,442,409

		263,060,126

Total Energy		340,089,206

Financials (28.5%)
Capital Markets (4.1%)
Franklin Resources, Inc.^	131,600	12,401,984
Goldman Sachs Group, Inc.^	174,500	27,389,520
Merrill Lynch & Co., Inc.^	665,400	52,406,904
Northern Trust Corp.^	619,600	32,529,000

		124,727,408

Commercial Banks (3.8%)
Bank of America Corp.	1,964,923	89,482,593
Wachovia Corp.^	425,300	23,838,065

		113,320,658

Diversified Financial Services (8.8%)
Citigroup, Inc.^	3,139,098	148,259,598
JPMorgan Chase & Co.	2,774,876	115,545,837

		263,805,435

Insurance (8.1%)
ACE Ltd.^	1,184,700	61,616,247
Allstate Corp.^	215,000	11,203,650
American International Group, Inc.	2,037,600	$134,664,984
Axis Capital Holdings Ltd.	953,300	28,503,670
MetLife, Inc.^	115,100	5,567,387

		241,555,938

Thrifts & Mortgage Finance (3.7%)
Fannie Mae^	2,135,200	109,749,280

Total Financials		853,158,719

Health Care (5.9%)
Health Care Equipment & Supplies (0.1%)
Bausch & Lomb, Inc.^	42,400	2,700,880

Health Care Providers & Services (2.0%)
WellPoint, Inc.*	770,600	59,667,558

Pharmaceuticals (3.8%)
Eli Lilly & Co.	736,800	40,745,040
Forest Laboratories, Inc.*^	643,900	28,737,257
Merck & Co., Inc.	769,000	27,091,870
Pfizer, Inc.	683,600	17,035,312

		113,609,479

Total Health Care		175,977,917

Industrials (10.4%)
Aerospace & Defense (2.5%)
United Technologies Corp.^	1,305,100	75,656,647

Air Freight & Logistics (2.9%)
United Parcel Service, Inc., Class B^	1,111,200	88,207,056

Electrical Equipment (1.1%)
Emerson Electric Co.^	386,000	32,281,180

Industrial Conglomerates (3.5%)
General Electric Co.^	2,971,500	103,348,770

Road & Rail (0.4%)
Union Pacific Corp.^	141,900	13,246,365

Total Industrials		312,740,018

Information Technology (12.7%)
Communications Equipment (1.3%)
Juniper Networks, Inc.*^	235,500	4,502,760
Motorola, Inc.	1,530,300	35,059,173

		39,561,933

Computers & Peripherals (4.2%)
EMC Corp.*	2,020,600	27,540,778
International Business Machines Corp.^	1,181,700	97,454,799

		124,995,577

IT Services (0.3%)
Fiserv, Inc.*^	187,800	7,990,890

Semiconductors & Semiconductor Equipment (1.1%)
Applied Materials, Inc.	1,355,200	23,729,552
KLA-Tencor Corp.^	183,600	8,878,896

		32,608,448

Software (5.8%)
BEA Systems, Inc.*^	538,200	7,066,566
Microsoft Corp.	4,331,600	117,862,836
Oracle Corp.*	3,315,300	45,386,457
Symantec Corp.*^	282,700	4,757,841

		175,073,700

Total Information Technology		380,230,548

Materials (4.0%)
Chemicals (3.7%)
Air Products & Chemicals, Inc.^	1,409,400	94,697,586

EQ ADVISORS TRUST

EQ/ALLIANCE GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
DuPont (E.I.) de Nemours & Co.^	374,800	$15,820,308

		110,517,894

Metals & Mining (0.3%)
Alcoa, Inc.^	298,200	9,112,992

Total Materials		119,630,886

Telecommunication Services (3.7%)
Diversified Telecommunication Services (3.7%)
AT&T, Inc.*^	1,987,800	53,750,112
BellSouth Corp.^	651,400	22,571,010
Verizon Communications, Inc.^	1,044,400	35,572,264

		111,893,386

Total Telecommunication Services		111,893,386

Utilities (0.5%)
Electric Utilities (0.5%)
Entergy Corp.	136,900	9,437,886
PPL Corp.^	183,600	5,397,840

		14,835,726

Total Utilities		14,835,726

Total Common Stocks (99.8%) (Cost $2,581,525,699)		2,989,806,958

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (8.3%)
Nomura Securities
4.87%, 4/3/06	$239,684,995	239,684,995
Unicredito Italiano N.Y.
4.54%, 10/4/06 (l)	$9,995,734	$9,995,734

Total Short-Term Investments of Cash Collateral for Securities Loaned		249,680,729

Time Deposit (0.4%)
JPMorgan Chase Nassau
4.26%, 4/3/06	11,033,009	11,033,009

Total Short-Term Investments (8.7%) (Amortized Cost $260,713,738)		260,713,738

Total Investments (108.5%) (Cost/Amortized Cost $2,842,239,437)		3,250,520,696
Other Assets Less Liabilities (-8.5%)		(255,608,138)

Net Assets (100%)		$2,994,912,558

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2006.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the three months ended March 31, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$348,578,935
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$413,791,907

As of March 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$440,132,624
Aggregate gross unrealized depreciation	(42,158,957)

Net unrealized appreciation	$397,973,667

Federal income tax cost of investments	$2,852,547,029

At March 31, 2006, the Portfolio had loaned securities with a total value of $243,878,360. This was secured by collateral of $249,680,729 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the three months ended March 31, 2006, the Portfolio incurred approximately $48,432 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (13.3%)
Non-Agency CMO (13.3%)
Adjustable Rate Mortgage Trust, Series 05-4 3A1
5.003%, 8/25/35 (l)	$3,632,657	$3,556,190
Series 05-9 1A2
5.251%, 11/25/35 (l)	5,530,000	5,473,844
Series 05-11 2A41
5.362%, 2/25/36 (l)	3,305,003	3,274,546
Bear Stearns Alt-A Trust, Series 05-10 24A1
5.993%, 1/25/36 (l)	3,629,266	3,688,242
Series 06-2 23A1
6.000%, 3/25/36 (l)	3,770,000	3,776,861
Chase Mortgage Finance Corp., Series 02-S4 A23
6.250%, 3/25/32	2,141,970	2,133,999
Citicorp Mortgage Securities, Inc., Series 04-7 1A1
5.250%, 9/25/34	4,230,955	3,997,228
Citigroup Mortgage Loan Trust, Inc., Series 05-2 1A4
5.126%, 5/25/35 (l)	3,577,872	3,508,773
Countrywide Alternative Loan Trust, Series 05-27 2X1
1.377%, 8/25/35 IO	50,233,036	1,616,901
Series 05-27 2X2
1.156%, 8/25/35 IO	7,582,345	189,559
Series 05-59-2X
1.905%, 11/20/35 IO	19,873,659	794,946
Countrywide Home Loan Mortgage Pass Through Trust, Series 04-J9 2A1
5.250%, 1/25/35	4,064,187	3,973,628
Series 05-12 1A5
5.250%, 5/25/35	5,687,110	5,427,016
Credit Suisse First Boston Mortgage Securities Corp., Series 01-CP4 ACP
1.090%, 12/15/35 IO § (l)	128,000,000	1,892,838
Series 04-2R A1
5.023%, 12/28/33 § (l)	3,731,570	3,290,797
Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 05-6 1A3
5.500%, 12/25/35	2,997,129	2,962,001
First Horizon Alternative Mortgage Securities, Series 05-FA 11 1A5
5.750%, 2/25/36 (l)	3,817,209	3,795,913
Greenpoint Mortgage Funding Trust, Series 05-AR5 4X1
(Zero Coupon), 11/25/45 PO	19,000,000	463,220
Series 05-AR5 4X2
(Zero Coupon), 11/25/45 PO	9,000,000	167,310
Series 06-AR2 4A1
5.888%, 8/25/35 (l)	3,900,000	3,992,625
Indymac Index Mortgage Loan Trust, Series 06-AR7 4A1
6.265%, 5/25/36 (l)	2,390,000	2,409,000
LB-UBS Commercial Mortgage Trust, Series 05-C7 XCL
0.074%, 11/15/40 IO §(b)(l)	82,634,144	802,667
Merrill Lynch Mortgage Investors, Inc., Series 06-A1 2A1
6.233%, 3/25/36 (l)	3,755,000	3,779,933
Merrill Lynch Mortgage Trust, Series 05-LC1 A4
5.291%, 12/1/44 (l)	$2,125,000	$2,078,079
Morgan Stanley Capital I, Series 03-1Q4 X1
0.156%, 5/15/40 IO § (l)	123,782,613	4,137,062
RESI Finance LP, Series 03-C B3
6.098%, 9/10/35 § (l)	7,714,567	7,943,381
Residential Accredit Loans, Inc., Series 02-QS19 A8
4.519%, 12/25/32	2,559,678	2,547,489
Residential Asset Mortgage Products, Inc., Series 04-SL2 A2
6.500%, 10/25/31	3,089,429	3,121,378
Residential Funding Mortgage Security I, Series 05-SA3 3A
5.249%, 8/25/35 (l)	3,547,507	3,487,554
Structured Asset Mortgage Investments, Inc., Series 05-AR7 5X1
1.479%, 3/25/46 IO (l)	4,963,646	172,189
Structured Asset Securities Corp., Series 03-21 2A1
4.000%, 8/25/33	4,134,635	3,977,804
Series 02-11A 1A1
5.588%, 6/25/32 (l)	955,579	959,952
Series 02-RM1 A
5.468%, 10/25/37 § (l)	4,836,135	4,880,337
Washington Mutual, Inc., Series 05-AR7 A4
4.936%, 8/25/35 (l)	2,192,434	2,149,580

		100,422,842

Total Asset-Backed and Mortgage-Backed Securities		100,422,842

Government Securities (83.6%)
Agency CMO (3.8%)
Federal Home Loan Mortgage Corp.
5.000%, 4/15/16	5,070,000	5,005,582
5.500%, 7/15/17	4,300,000	4,285,284
Federal National Mortgage Association
5.500%, 9/25/17	2,369,684	2,364,492
5.000%, 2/1/18 IO	1,875,657	295,687
5.000%, 7/1/18 IO	3,817,391	616,035
5.000%, 7/1/18 IO	2,391,785	398,042
5.000%, 4/1/19 IO	1,039,595	162,889
6.500%, 4/25/32	4,735,000	4,841,451
5.000%, 10/25/33	3,189,898	3,103,714
5.500%, 7/25/34	4,440,000	4,365,108
Government National Mortgage Association
6.000%, 7/20/32	3,070,000	3,064,711

		28,502,995

U.S. Government Agencies (17.3%)
Federal Home Loan Mortgage Corp.
6.000%, 6/1/20	4,483,235	4,538,376
5.500%, 4/15/36 TBA	32,785,000	32,006,356
Federal National Mortgage Association
5.000%, 12/1/19	3,848,909	3,760,018
5.000%, 6/1/20	13,865,116	13,555,061
6.500%, 8/1/34	3,769,555	3,856,667
5.500%, 2/1/35	11,071,495	10,823,010
6.500%, 5/1/35	4,905,227	5,018,584
6.500%, 1/1/36	3,780,000	3,865,345
5.000%, 4/25/36 TBA	25,445,000	24,220,460
5.500%, 4/25/36 TBA	27,795,000	27,126,197
Government National Mortgage Association
9.000%, 12/15/09	1,231,882	1,274,970

		130,045,044

EQ ADVISORS TRUST

EQ/ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
U.S. Treasuries (62.5%)
U.S. Treasury Notes
3.250%, 8/15/07^	$12,200,000	$11,940,750
3.000%, 11/15/07^	55,000,000	53,423,040
3.125%, 9/15/08^	64,750,000	62,225,786
3.375%, 11/15/08^	17,200,000	16,591,275
3.000%, 2/15/09^	41,000,000	39,014,042
3.125%, 4/15/09^	41,390,000	39,423,975
3.875%, 5/15/09^	15,000,000	14,591,010
3.625%, 1/15/10^	26,110,000	25,030,926
4.000%, 3/15/10^	30,280,000	29,386,982
4.000%, 4/15/10^	61,280,000	59,424,871
5.750%, 8/15/10^	18,000,000	18,656,010
5.000%, 2/15/11^	11,740,000	11,835,387
4.875%, 2/15/12^	33,250,000	33,301,936
4.000%, 2/15/14^	27,000,000	25,458,057
4.750%, 5/15/14^	21,040,000	20,855,900
4.250%, 8/15/15^	10,300,000	9,811,955

		470,971,902

Total Government Securities		629,519,941

Total Long-Term Debt Securities (96.9%) (Cost $748,890,362)		729,942,783

SHORT-TERM INVESTMENTS:
Commercial Paper (9.9%)
Barclays U.S. Funding Corp.
4.64%, 4/12/06 (p)	25,000,000	24,961,416
Citigroup Funding, Inc.
4.64%, 4/12/06 (p)	25,000,000	24,961,416
Deutsche Bank Financial, Inc.
6.39%, 4/12/02 (p)	25,000,000	24,946,833

Total Commercial Paper		74,869,665

Short-Term Investments of Cash Collateral for Securities Loaned (22.7%)
American Express Credit Corp.
4.72%, 6/12/07 (l)	5,000,000	5,000,000
CC USA, Inc.
4.83%, 5/5/06 (l)	4,999,879	4,999,879
CDC Financial Products, Inc.
4.98%, 5/1/06 (l)	17,000,000	17,000,000
Citigroup Global Markets, Inc.
4.95%, 4/7/06 (l)	15,000,000	15,000,000
Goldman Sachs Group, Inc.
5.02%, 4/2/07 (l)	10,000,000	10,000,000
Merrill Lynch & Co., Inc.
4.98%, 3/19/07 (l)	3,002,088	3,002,088
Morgan Stanley
5.06%, 4/2/07 (l)	10,000,000	10,000,000
Natexis Banques Populaires N.Y.
4.86%, 11/13/06 (l)	9,996,686	9,996,686
New York Life Insurance Co.
4.71%, 6/30/06 (l)	10,000,000	10,000,000
Nomura Securities
4.87%, 4/3/06	60,706,204	60,706,204
Sigma Finance, Inc.
4.87%, 10/24/07 (l)	19,996,607	19,996,607
U.S. Bank N.A.
4.62%, 10/2/06 (l)	4,998,314	4,998,314

Total Short-Term Investments of Cash Collateral for Securities Loaned		170,699,778

Time Deposit (4.4%)
JPMorgan Chase Nassau
4.26%, 4/3/06	$33,141,203	$33,141,203

Total Short-Term Investments (37.0%) (Amortized Cost $278,730,880)		278,710,646

Total Investments (133.9%) (Cost/Amortized Cost $1,027,621,242)		1,008,653,429
Other Assets Less Liabilities (-33.9%)		(255,447,760)

Net Assets (100%)		$753,205,669

^	All, or a portion of security out on loan (See Note 1).

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2006, the market value of these securities amounted to $22,947,082 or 3.05% of net assets. Securities denoted with “§” but without “(b)”have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid security.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2006.

(p)	Yield to maturity.

Glossary:

CMO — Collaterized Mortgage Obligation

IO — Interest only

PO — Principal Only

TBA — Security is subject to delayed delivery.

EQ ADVISORS TRUST

EQ/ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2006 (Unaudited)

Investment security transactions for the three months ended March 31, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$401,022,339
U.S. Government securities	76,759,891

$477,782,230

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$467,985,549
U.S. Government securities	40,108,292

$508,093,841

As of March 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$649,407
Aggregate gross unrealized depreciation	(19,617,220)

Net unrealized depreciation	$(18,967,813)

Federal income tax cost of investments	$1,027,621,242

At March 31, 2006, the Portfolio had loaned securities with a total value of $365,536,988. This was secured by collateral of $170,699,778 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. The remaining collateral of $202,311,548 was received in the form of short-term pooled securities, which the portfolio cannot sell or repledge.

The Portfolio has a net capital loss carryforward of $13,965,902, of which $8,292,448 expires in the year 2012 and $5,673,454 expires in the year 2013.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCE INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (1.4%)
Macquarie Airports	2,563,200	$6,159,315
QBE Insurance Group Ltd.^	1,210,960	18,892,834
Rinker Group Ltd.	811,732	11,489,289

		36,541,438

Austria (0.5%)
OMV AG	193,700	12,939,214

Belgium (0.6%)
Delhaize Group^	145,200	10,402,256
KBC Groep N.V.	56,535	6,061,642

		16,463,898

Brazil (0.5%)
Petroleo Brasileiro S.A. (ADR)^	142,600	12,359,142

Canada (1.9%)
Bank of Nova Scotia^	139,800	5,610,694
Canadian Natural Resources Ltd.	325,900	18,130,387
ING Canada, Inc.	56,500	2,673,894
Manulife Financial Corp.^	99,000	6,216,990
Teck Cominco Ltd., Class B	130,700	8,418,308
TELUS Corp. (Non-Voting)	206,800	8,007,163

		49,057,436

China (0.4%)
China Shenhua Energy Co. Ltd., Class H*^	5,101,500	8,973,817

Finland (0.1%)
Sampo Oyj, Class A	156,900	3,298,086

France (10.9%)
Assurances Generales de France^	176,500	21,273,711
BNP Paribas S.A.^	437,432	40,575,316
Business Objects S.A.*	474,994	17,313,397
CapGemini S.A.*^	753,094	40,974,598
Credit Agricole S.A.^	408,753	15,883,290
Renault S.A.^	250,200	26,568,904
Sanofi-Aventis^	353,151	33,548,206
Societe Generale^	155,900	23,413,002
Societe Television Francaise 1	412,240	12,471,806
Total S.A.^	105,257	27,729,920
Vinci S.A.^	187,211	18,430,119

		278,182,269

Germany (5.6%)
Allianz AG	26,300	4,385,116
Commerzbank AG	335,214	13,338,075
Continental AG	217,600	23,923,407
E.ON AG	170,200	18,703,912
Epcos AG*^	270,900	3,586,455
MAN AG	246,200	17,062,963
Muenchener Rueckversicherungs AG (Registered)^	135,600	19,199,272
RWE AG	128,160	11,138,767
SAP AG	141,019	30,548,798

		141,886,765

Greece (0.9%)
EFG Eurobank Ergasias S.A.	308,224	11,853,853
National Bank of Greece S.A.	250,222	11,748,879

		23,602,732

Hong Kong (0.0%)
Sino Land Co.^	437,100	628,062

Ireland (1.8%)
Anglo Irish Bank Corp. plc	1,049,593	17,274,243
CRH plc	814,370	$28,461,525

		45,735,768

Israel (0.3%)
Teva Pharmaceutical Industries Ltd. (ADR)^	168,500	6,938,830

Italy (2.9%)
Buzzi Unicem S.p.A.^	237,667	5,657,342
ENI S.p.A.	1,449,851	41,196,533
Luxottica Group S.p.A.^	790,601	21,737,265
Recordati S.p.A.	682,700	5,337,055

		73,928,195

Japan (28.7%)
Canon, Inc.	626,700	41,376,329
Denso Corp.	597,300	23,539,664
East Japan Railway Co.	1,720	12,711,586
Hitachi Ltd.^	766,000	5,407,899
Honda Motor Co., Ltd.^	108,800	6,722,197
Hoya Corp.	813,900	32,765,700
Itochu Corp.	1,381,000	11,833,130
Japan Tobacco, Inc.	5,580	19,578,947
JFE Holdings, Inc.^	606,300	24,408,213
Kobe Steel Ltd.	2,463,000	9,330,969
Kyocera Corp.	91,300	8,062,938
Mitsubishi Corp.^	1,416,700	32,178,625
Mitsubishi UFJ Financial Group, Inc.	3,513	53,592,677
Mitsui & Co., Ltd.^	3,526,000	50,862,378
Mitsui Chemicals, Inc.^	1,409,000	10,341,504
Mitsui O.S.K. Lines Ltd.^	585,000	3,946,606
NEC Corp.	2,184,000	15,307,806
Nippon Mining Holdings, Inc.	682,500	5,743,898
Nissan Motor Co., Ltd.^	532,100	6,304,566
Nitto Denko Corp.^	400,900	33,943,478
Nomura Holdings, Inc.^	2,087,100	46,433,066
ORIX Corp.	117,900	36,622,044
Rengo Co. Ltd.^	500,000	3,860,497
Sanyo Shinpan Finance Co., Ltd.	117,100	7,244,936
Secom Co., Ltd.	100	5,102
Sega Sammy Holdings, Inc.	272,800	11,051,648
Sony Corp.^	253,200	11,695,398
Sumitomo Electric Industries Ltd.^	836,700	13,225,235
Sumitomo Heavy Industries Ltd.	275,000	2,636,028
Sumitomo Metal Industries Ltd.^	2,615,000	11,192,262
Sumitomo Mitsui Financial Group, Inc.	6,116	67,385,372
Takeda Pharmaceutical Co., Ltd.^	310,200	17,640,834
Tokyo Electric Power Co., Inc.^	406,500	10,111,683
Tokyo Gas Co., Ltd.^	2,316,000	10,108,823
Toyota Motor Corp.^	1,157,900	63,101,085
Yamada Denki Co., Ltd.^	126,000	14,491,228

		734,764,351

Luxembourg (0.7%)
Arcelor^	477,469	18,796,130

Mexico (0.6%)
America Movil S.A. de C.V. (ADR)	446,400	15,293,664

Netherlands (5.7%)
ABN AMRO Holding N.V.	295,215	8,838,475
European Aeronautic Defence and Space Co. N.V.	800,739	33,692,627
ING Groep N.V. (CVA)^	1,895,520	74,779,951

EQ ADVISORS TRUST

EQ/ALLIANCE INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Koninklijke Philips Electronics N.V.^	217,400	$7,337,486
Royal Dutch Shell plc, Class A^	279,200	8,723,904
Royal Dutch Shell plc, Class B	407,568	13,234,049

		146,606,492

Norway (1.1%)
Norsk Hydro ASA	200,232	27,703,004

Russia (0.4%)
LUKOIL (ADR)^	125,700	10,345,110

Singapore (1.0%)
Flextronics International Ltd.*	608,400	6,296,940
Neptune Orient Lines Ltd.	1,431,000	1,927,868
Singapore Telecommunications Ltd.	10,455,785	17,123,153

		25,347,961

South Africa (0.2%)
Naspers Ltd.	272,166	5,540,893

Spain (2.3%)
Banco Bilbao Vizcaya Argentaria S.A.	1,207,273	25,158,100
Endesa S.A.^	566,400	18,259,828
Repsol YPF S.A.^	579,500	16,438,048

		59,855,976

Sweden (1.5%)
Atlas Copco AB, Class A^	842,498	23,673,873
Telefonaktiebolaget LM Ericsson, Class B	4,133,808	15,699,952

		39,373,825

Switzerland (8.6%)
Credit Suisse Group^	898,042	50,267,263
Nestle S.A. (Registered)^	94,301	27,925,536
Nobel Biocare Holding AG	63,523	14,108,391
Novartis AG (Registered)^	638,103	35,399,983
Roche Holding AG^	206,913	30,731,770
UBS AG (Registered)^	406,645	44,558,720
Xstrata plc	511,780	16,538,000

		219,529,663

United Kingdom (17.5%)
AstraZeneca plc	388,800	19,557,398
Aviva plc	1,370,528	19,006,108
BAE Systems plc	5,088,189	37,134,209
Barclays plc	1,720,400	20,098,047
BG Group plc	1,044,062	13,029,985
BHP Billiton Ltd.	1,365,646	24,907,735
BP plc	1,920,336	22,017,373
British American Tobacco plc	1,335,367	32,288,676
Corus Group plc	5,311,100	8,106,884
Friends Provident plc	3,402,120	12,303,892
George Wimpey plc	1,003,383	9,737,639
HBOS plc	1,038,210	17,305,949
Intercontinental Hotels Group plc	353,808	5,777,963
International Power plc*	1,064,500	5,225,393
J Sainsbury plc	2,115,800	12,202,620
Lloyds TSB Group plc	337,800	3,225,550
Marks & Spencer Group plc	2,289,139	22,096,534
Mitchells & Butlers plc	1,256,400	10,427,896
Persimmon plc	611,200	14,078,884
Prudential plc	913,486	10,576,452
Punch Taverns plc	700,400	10,235,354
Rio Tinto plc	479,785	24,317,207
Royal & Sun Alliance Insurance Group plc	614,400	1,468,012
Royal Bank of Scotland Group plc	665,512	$21,621,234
SABMiller plc	597,000	11,763,579
Standard Chartered plc	492,950	12,244,265
Tate & Lyle plc	794,300	7,866,970
Trinity Mirror plc	78,800	779,090
Vodafone Group plc	12,084,500	25,258,209
Whitbread plc	563,305	11,588,177

		446,247,284

Total Common Stocks (96.1%) (Cost $1,869,174,167)		2,459,940,005

	Number of Rights
RIGHTS:
France (0.0%)
Vinci S.A., $ 70.25, expiring 4/19/06*	187,211	401,000

Total Rights (0.0%) (Cost $ —)		401,000

	Number of Warrants
WARRANTS:
Luxembourg (0.2%)
Infosys Technologies Ltd., $ 1.00, expiring 08/28/08* §	14,120	3,851,653

Taiwan (0.6%)
High Tech Computer Corp., $1.00, expiring 12/31/49*	585,400	15,967,370

United Kingdom (0.3%)
JP Morgan International Derivative, $1.00, expiring 5/16/07*	1,152,000	7,292,160

Total Warrants (1.1%) (Cost $18,879,003)		27,111,183

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (30.7%)
Allstate Life Global Funding
4.81%, 4/30/07 (l)	$2,000,000	2,000,000
Allstate Life Insurance
4.81%, 4/30/07 (l)	15,000,000	15,000,000
American Express Credit Corp.
4.72%, 6/12/07 (l)	5,000,000	5,000,000
Beta Finance, Inc.
4.87%, 1/15/08 (l)	5,000,000	5,000,000
4.88%, 3/10/08 (l)	9,996,168	9,996,168
BNP Paribas/New York
4.85%, 2/22/08 (l)	3,000,000	3,000,000
CC USA, Inc.
4.88%, 2/15/08 (l)	9,996,000	9,996,000
4.83%, 5/5/06 (l)	9,999,759	9,999,759
Dorada Finance, Inc.
4.93%, 8/3/06 (l)	4,995,741	4,995,741
4.87%, 1/14/08 (l)	10,000,000	10,000,000
Fifth Third Bancorp
4.78%, 4/30/07 (l)	2,000,000	2,000,000
General Electric Capital Corp.
4.99%, 5/12/06 (l)	5,002,531	5,002,531
Goldman Sachs Group LP
4.77%, 4/30/07 (l)	5,000,000	5,000,000

EQ ADVISORS TRUST

EQ/ALLIANCE INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
Goldman Sachs Group, Inc.
5.00%, 3/7/07	$15,000,000	$15,000,000
5.02%, 4/2/07	10,000,000	10,000,000
K2 USA LLC
4.89%, 2/15/08 (l)	9,995,000	9,995,000
Merrill Lynch & Co., Inc.
4.71%, 5/5/06 (l)	10,000,000	10,000,000
4.98%, 3/19/07 (l)	17,011,830	17,011,830
Morgan Stanley
4.87%, 4/3/06	300,000,000	300,000,000
5.06%, 4/2/07 (l)	5,000,000	5,000,000
Natexis Banques Populaires N.Y.
4.86%, 11/13/06 (l)	24,991,715	24,991,715
New York Life Insurance Co.
4.71%, 6/30/06 (l)	15,000,000	15,000,000
Nomura Securities
4.87%, 4/3/06	187,240,875	187,240,875
Santander U.S. Debt S.A. UNI
4.73%, 2/6/08 (l)	10,032,111	10,032,111
Swedbank N.Y.
4.79%, 6/20/06 (l)	9,998,492	9,998,492
4.75%, 7/14/06 (l)	3,999,292	3,999,292
U.S. Bank N.A.
4.62%, 10/2/06 (l)	10,997,158	10,997,158
Unicredito Italiano Bank plc
4.70%, 4/30/07 (l)	10,000,000	10,000,000
Unicredito Italiano N.Y.
4.54%, 10/4/06 (l)	24,989,336	24,989,336
Wells Fargo & Co.
4.99%, 3/31/08 (l)	12,000,000	12,000,000
Wells Fargo Bank San Francisco N.A.
4.80%, 12/1/06 (l)	22,000,000	22,000,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		785,246,008

Time Deposit (1.7%)
JPMorgan Chase Nassau
4.26%, 4/3/06	$43,607,747	$43,607,747

Total Short-Term Investments (32.4%) (Amortized Cost $828,853,755)		828,853,755

Total Investments (129.6%) (Cost/Amortized Cost $2,716,906,925)		3,316,305,943
Other Assets Less Liabilities (-29.6%)		(758,030,408)

Net Assets (100%)		$2,558,275,535

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2006, the market value of these securities amounted to $3,851,653 or 0.15% of net assets. Securities denoted with “§” but without “(b)”have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2006.

Glossary:

ADR — American Depositary Receipt

CVA — Dutch Certification

At March 31, 2006 the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 3/31/06	Unrealized Appreciation
Dow Jones Euro Stock 50 Index	275	June-06	$12,529,098	$12,632,756	$103,658

Investment security transactions for the three months ended March 31, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$505,377,668
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$465,217,847

As of March 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$611,266,380
Aggregate gross unrealized depreciation	(26,017,427)

Net unrealized appreciation	$585,248,953

Federal income tax cost of investments	$2,731,056,991

At March 31, 2006, the Portfolio had loaned securities with a total value of $737,680,159. This was secured by collateral of $785,246,008 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

The Portfolio has a net capital loss carryforward of $150,710,755 which $51,342,146 expires in the year 2009, $61,620,674 expires in the year 2010, and $37,747,935 expires in the year 2011.

Included in the capital loss carryforward amounts are $25,861,953 of losses acquired from EQ/International Equity Index Portfolio as a result of a tax-free reorganization that occurred during the year ended 2003, and $23,155,136 of losses acquired from EQ/Alliance Global Portfolio as a result of a tax-free reorganization that occurred during the year ended 2002. Certain capital loss carryforwards may be subject to limitations on use pursuant to applicable U.S.Federal Income Tax Law. Therefore, it is possible not all of these capital losses will be available for use.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCE LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (7.0%)
Hotels, Restaurants & Leisure (2.4%)
Las Vegas Sands Corp.*^	126,400	$7,161,824
McDonald’s Corp.	325,800	11,194,488
Starbucks Corp.*	220,400	8,295,856

		26,652,168

Media (0.2%)
E.W. Scripps Co., Class A^	45,350	2,027,598

Multiline Retail (2.1%)
Target Corp.	460,300	23,940,203

Specialty Retail (2.3%)
Lowe’s Cos., Inc.	396,333	25,539,699

Total Consumer Discretionary		78,159,668

Consumer Staples (6.0%)
Food & Staples Retailing (1.9%)
Walgreen Co.	283,500	12,227,355
Whole Foods Market, Inc.	141,700	9,414,548

		21,641,903

Household Products (4.1%)
Procter & Gamble Co.	804,700	46,366,814

Total Consumer Staples		68,008,717

Energy (9.5%)
Energy Equipment & Services (9.5%)
Baker Hughes, Inc.	120,200	8,221,680
GlobalSantaFe Corp.	189,700	11,524,275
Halliburton Co.	717,850	52,417,407
Nabors Industries Ltd.*	383,400	27,443,772
Schlumberger Ltd.	59,000	7,467,630

		107,074,764

Total Energy		107,074,764

Financials (15.8%)
Capital Markets (10.9%)
Franklin Resources, Inc.	256,900	24,210,256
Goldman Sachs Group, Inc.	142,500	22,366,800
Legg Mason, Inc.	205,490	25,754,062
Merrill Lynch & Co., Inc.	246,200	19,390,712
Northern Trust Corp.	236,700	12,426,750
UBS AG (Registered)^	166,500	18,310,005

		122,458,585

Diversified Financial Services (1.9%)
JPMorgan Chase & Co.	421,400	17,547,096
Nasdaq Stock Market, Inc.*	102,800	4,116,112

		21,663,208

Insurance (3.0%)
ACE Ltd.	117,300	6,100,773
American International Group, Inc.	411,899	27,222,405

		33,323,178

Total Financials		177,444,971

Health Care (21.5%)
Biotechnology (6.5%)
Amgen, Inc.*	153,801	11,189,023
Genentech, Inc.*	477,700	40,370,427
Gilead Sciences, Inc.*	342,400	21,304,128

		72,863,578

Health Care Equipment & Supplies (3.8%)
Alcon, Inc.	273,200	28,483,832
St. Jude Medical, Inc.*	360,900	14,796,900

		43,280,732

Health Care Providers & Services (7.9%)
Caremark Rx, Inc.*	370,500	18,221,190
Medco Health Solutions, Inc.*	80,500	$4,606,210
UnitedHealth Group, Inc.	542,600	30,309,636
WellPoint, Inc.*	470,900	36,461,787

		89,598,823

Pharmaceuticals (3.3%)
Teva Pharmaceutical Industries Ltd. (ADR)^	893,100	36,777,858

Total Health Care		242,520,991

Industrials (3.8%)
Aerospace & Defense (3.1%)
Boeing Co.	392,700	30,603,111
Rockwell Collins, Inc.	73,500	4,141,725

		34,744,836

Industrial Conglomerates (0.7%)
General Electric Co.	229,500	7,982,010

Total Industrials		42,726,846

Information Technology (34.5%)
Communications Equipment (9.5%)
Corning, Inc.*	1,206,800	32,474,988
Juniper Networks, Inc.*	1,188,100	22,716,472
Motorola, Inc.	258,500	5,922,235
QUALCOMM, Inc.	909,100	46,009,551

		107,123,246

Computers & Peripherals (5.1%)
Apple Computer, Inc.*	620,100	38,892,672
Network Appliance, Inc.*	506,000	18,231,180

		57,123,852

Internet Software & Services (9.9%)
eBay, Inc.*	1,013,566	39,589,888
Google, Inc., Class A*	125,320	48,874,800
Yahoo!, Inc.*	703,700	22,701,362

		111,166,050

Semiconductors & Semiconductor Equipment (8.3%)
Advanced Micro Devices, Inc.*	791,100	26,232,876
Broadcom Corp., Class A*	913,550	39,428,818
KLA-Tencor Corp.	169,400	8,192,184
Marvell Technology Group Ltd.*^	301,900	16,332,790
NVIDIA Corp.*	66,300	3,796,338

		93,983,006

Software (1.7%)
Microsoft Corp.	719,100	19,566,711

Total Information Technology		388,962,865

Materials (0.1%)
Chemicals (0.1%)
Monsanto Co.	13,900	1,178,025

Total Materials		1,178,025

Telecommunication Services (0.8%)
Wireless Telecommunication Services (0.8%)
America Movil S.A. de C.V. (ADR)	246,300	8,438,238

Total Telecommunication Services		8,438,238

Total Common Stocks (99.0%) (Cost $945,545,657)		1,114,515,085

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (2.9%)
Bank of America Corp.
4.81%, 8/10/06 (l)	$5,000,000	5,000,000

EQ ADVISORS TRUST

EQ/ALLIANCE LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
CDC Financial Products, Inc.
4.98%, 5/1/06 (l)	$1,000,000	$1,000,000
Dorada Finance, Inc.
4.93%, 8/3/06 (l)	3,996,593	3,996,593
New York Life Insurance Co.
4.93%, 6/30/06 (l)	3,000,000	3,000,000
Nomura Securities
4.87%, 4/3/06	10,988,384	10,988,384
Royal Bank of Canada N.Y.
4.80%, 10/3/06 (l)	8,998,905	8,998,905

Total Short-Term Investments of Cash Collateral for Securities Loaned		32,983,882

Time Deposit (0.7%)
JPMorgan Chase Nassau
4.26%, 4/3/06	7,632,462	7,632,462

Total Short-Term Investments (3.6%) (Cost/Amortized Cost $40,616,344)		40,616,344

Total Investments (102.6%) (Cost/Amortized Cost $986,162,001)		1,155,131,429
Other Assets Less Liabilities (-2.6%)		(28,972,666)

Net Assets (100%)		$1,126,158,763

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2006.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the three months ended March 31, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$305,776,053
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$279,070,926

As of March 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$179,976,776
Aggregate gross unrealized depreciation	(12,030,602)

Net unrealized appreciation	$167,946,174

Federal income tax cost of investments	$987,185,255

At March 31, 2006, the Portfolio had loaned securities with a total value of $32,543,673. This was secured by collateral of $32,983,882 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the three months ended March 31, 2006, the Portfolio incurred approximately $6,452 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $607,475,722 of which $245,011,495 expires in the year 2009, $258,581,589 expires in the year 2010 and $103,882,638 expires in the year 2011.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCE QUALITY BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (17.8%)
Asset-Backed Securities (3.0%)
Aegis Asset Backed Securities Trust, Series 04-3 A2A
5.018%, 9/25/34 (l)	$2,809,327	$2,809,308
Bayview Financial Acquisition Trust, Series 05-D AF2
5.402%, 12/28/35 (l)	7,075,000	7,037,418
Capital Auto Receivables Asset Trust, Series 05-SN1A A3A
4.100%, 6/15/08	8,075,000	8,004,098
Capital One Prime Auto Receivables Trust, Series 05-1 A3
4.320%, 8/15/09 §	11,855,000	11,728,049
Citifinancial Mortgage Securities, Inc., Series 03-1 AFPT
3.360%, 1/25/33 (e)	2,010,967	1,829,872
Credit-Based Asset Servicing and Securitization, Series 05-CB7 AF2
5.147%, 11/25/35 (e)	4,620,000	4,579,205
Home Equity Mortgage Trust, Series 05-4 A3
4.742%, 1/25/36 (e)	4,995,000	4,914,813
Series 06-1 A2
5.300%, 5/25/36 (e)	2,335,000	2,318,065
MBNA Credit Card Master Note Trust, Series 03-A6 A6
2.750%, 10/15/10	4,510,000	4,292,243
Morgan Stanley ABS Capital I, Series 04-HE4-A3
5.018%, 5/25/34 (l)	31,724	31,717
Providian Gateway Master Trust, Series 04-DA A
3.350%, 9/15/11 §(b)	6,465,000	6,297,317
Residential Asset Mortgage Products, Inc., Series 05-RS1 AII1
4.928%, 1/25/35 (l)	2,374,698	2,375,172
Residential Asset Securities Corp., Series 03-KS3 A2
5.118%, 5/25/33 (l)	866,769	867,920
Series 04-KS7 AI1
4.968%, 10/25/21 (l)	171,596	171,602
Residential Funding Mortgage Securities II, Series 05-HI2 A3
4.460%, 5/25/35	4,080,000	3,984,136
Structured Asset Investment Loan Trust, Series 04-5 A2
4.998%, 5/25/34 (l)	392,381	392,323

		61,633,258

Non-Agency CMO (14.8%)
American Home Mortgage Investment Trust, Series AHM 05-4 5A
5.350%, 11/25/45 (l)	10,595,686	10,456,978
Banc of America Commercial Mortgage, Inc., Series 04-3 A5
5.304%, 6/10/39 (l)	9,465,000	9,380,358
Series 04-4 A3
4.128%, 7/10/42	6,190,000	5,964,710
Series 04-6 A2
4.161%, 12/10/42	8,270,000	7,947,693
Series 05-1 A3
4.877%, 11/10/42	9,140,000	8,986,303
Bear Stearns Alt-A Trust, Series 05-10 24A1
5.993%, 1/25/36 (l)	9,344,316	9,496,161
Series 06-1 22A 1
5.453%, 2/25/36 (l)	$11,835,425	$11,752,222
Series 06-2 23A1
6.000%, 3/25/36 (l)	9,705,000	9,722,663
Bear Stearns Commercial Mortgage Securities, Series 05-PWR7 A3
5.116%, 2/11/41 (l)	22,180,000	21,454,816
Citigroup Mortgage Loan Trust , Inc., Series 05-2 1A4
5.126%, 5/25/35 (l)	9,534,938	9,350,790
Series 06-AR1 3A1
5.500%, 3/25/36 (l)	13,712,707	13,665,630
Credit Suisse First Boston Mortgage Securities Corp., Series 03-CK2 A2
3.861%, 3/15/36	5,425,000	5,268,508
Series 04-C5 A2
4.183%, 11/15/37	6,995,000	6,727,934
GE Capital Commercial Mortgage Corp., Series GECMC 05-C3 A3FX
4.863%, 7/10/45	7,710,000	7,549,913
Greenwich Capital Commercial Funding Corp., Series 03-C1 A4
4.111%, 7/5/35	6,385,000	5,871,191
Series 03-C2 A3
4.533%, 1/5/36	8,390,000	8,083,758
Series 05-GG3 A2
4.305%, 8/10/42	9,040,000	8,724,349
GS Mortgage Securities Corp. II, Series 06-GG6 A2
5.506%, 4/10/38 (l)	5,365,000	5,377,011
Indymac Index Mortgage Loan Trust, Series 06-AR7 4A1
6.265%, 5/25/36 (l)	6,100,000	6,148,495
JPMorgan Chase Commercial Mortgage Securities Corp., Series 05-LDP1 A2
4.625%, 3/15/46	9,470,000	9,233,573
Series 05-LDP3 A2
4.851%, 8/15/42	6,780,000	6,628,831
Series 05-LDP4 A2
4.790%, 10/15/42	5,590,000	5,447,917
Series 06-CB 14 A4
5.481%, 12/12/44 (l)	3,790,000	3,759,925
LB-UBS Commercial Mortgage Trust, Series 04-C7 A2
3.992%, 10/15/29	6,295,000	6,032,996
Series 04-C8 A2
4.201%, 12/15/29	6,525,000	6,290,987
Series 05-C1 A4
4.742%, 2/15/30	5,930,000	5,599,569
Series 05-C7 A4
5.197%, 11/15/30 (l)	6,090,000	5,925,491
Series 06-C1 A4
5.156%, 2/15/31	5,890,000	5,706,304
Merrill Lynch Mortgage Investors, Inc., Series 05-A8 A1C1
5.250%, 8/25/36 (l)	8,139,125	8,011,763
Series 06-A1 2A1
6.233%, 3/25/36 (l)	9,510,000	9,573,146
Merrill Lynch Mortgage Trust, Series 05-CKI1 A6
5.245%, 11/12/37 (l)	5,075,000	4,981,984
Series 05-MKB2 A2
4.806%, 9/12/42	11,020,000	10,799,457

EQ ADVISORS TRUST

EQ/ALLIANCE QUALITY BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2006 (Unaudited)

	Principal Amount		Value (Note 1)
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 06-1 A2
5.439%, 2/12/39		$4,585,000	$4,585,046
Morgan Stanley Capital I, Series 05-T17 A5
4.780%, 12/13/41^		9,300,000	8,793,179
Opteum Mortgage Acceptance Corp., Series 05-5 2A1B
5.640%, 12/25/35 (l)		8,125,000	8,080,660
Residential Funding Mortgage Security I, Series 05-SA3 3A
5.249%, 8/25/35 (l)		7,377,517	7,252,837
Structured Asset Securities Corp., Series 06-3 2A1
6.017%, 4/25/36 (l)		7,950,000	8,004,035
Washington Mutual, Inc., Series 05-AR2 2A22
5.038%, 1/25/45 (l)		4,164,941	4,170,229

			300,807,412

Total Asset-Backed and Mortgage-Backed Securities			362,440,670

Consumer Discretionary (1.9%)
Automobiles (0.1%)
DaimlerChrysler NA Holdings Corp.
4.875%, 6/15/10		1,970,000	1,898,592

Household Durables (0.1%)
Fortune Brands, Inc.
2.875%, 12/1/06		2,050,000	2,017,255

Media (1.7%)
British Sky Broadcasting plc
6.875%, 2/23/09		1,450,000	1,500,621
BSKYB Finance UK plc
5.625%, 10/15/15^§(b)		3,740,000	3,604,612
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22		3,065,000	3,866,492
Comcast Cable Communications, Inc.
6.875%, 6/15/09		3,930,000	4,064,308
Comcast Corp.
5.500%, 3/15/11		4,290,000	4,243,153
5.300%, 1/15/14		3,365,000	3,199,509
News America, Inc.
6.550%, 3/15/33^		2,205,000	2,147,802
Time Warner Entertainment Co. LP
8.375%, 3/15/23		5,760,000	6,512,429
Time Warner, Inc.
6.875%, 5/1/12^		2,845,000	2,982,911
WPP Finance UK Corp.
5.875%, 6/15/14		2,445,000	2,414,318

			34,536,155

Total Consumer Discretionary			38,452,002

Consumer Staples (1.4%)
Food & Staples Retailing (0.4%)
Kroger Co.
7.800%, 8/15/07		3,860,000	3,974,862
Safeway, Inc.
4.800%, 7/16/07		1,500,000	1,486,848
6.500%, 3/1/11		1,090,000	1,122,681
7.250%, 2/1/31		1,620,000	1,716,682

			8,301,073

Food Products (1.0%)
ConAgra Foods, Inc.
7.875%, 9/15/10		2,380,000	2,568,039
6.750%, 9/15/11		695,000	722,314
General Mills, Inc.
5.125%, 2/15/07		$8,030,000	$8,017,056
Kraft Foods, Inc.
4.125%, 11/12/09		9,040,000	8,641,146

			19,948,555

Total Consumer Staples			28,249,628

Energy (1.0%)
Oil & Gas (1.0%)
Amerada Hess Corp.
7.875%, 10/1/29		3,410,000	3,970,747
Conoco, Inc.
6.950%, 4/15/29		3,435,000	3,885,988
Enterprise Products Operating LP
5.600%, 10/15/14		2,245,000	2,176,961
Kinder Morgan Finance Co. ULC
5.350%, 1/5/11		5,045,000	4,964,547
Valero Energy Corp.
6.875%, 4/15/12		4,140,000	4,386,380
7.500%, 4/15/32^		1,625,000	1,868,279

Total Energy			21,252,902

Financials (10.9%)
Capital Markets (0.7%)
Credit Suisse First Boston USA, Inc.
5.500%, 8/15/13		1,005,000	996,174
Goldman Sachs Group, Inc.
4.750%, 7/15/13		3,590,000	3,391,552
Merrill Lynch & Co., Inc.
4.790%, 8/4/10		10,715,000	10,418,441

			14,806,167

Commercial Banks (3.7%)
Bank of America Corp.
4.500%, 8/1/10^		10,140,000	9,800,199
Bank of Tokyo-Mitsubishi UFJ Ltd./New York
7.400%, 6/15/11		975,000	1,050,925
Barclays Bank plc
8.550%, 9/29/49 § (l)		4,180,000	4,703,035
BOI Capital Funding No.2 LP
5.571%, 12/31/49 §(l)		800,000	766,056
Huntington National Bank
4.375%, 1/15/10		3,135,000	3,019,008
Korea Development Bank
4.625%, 9/16/10^		3,000,000	2,891,181
Kreditanstalt fuer Wiederaufbau
1.850%, 9/20/10^	JPY	4,533,000,000	39,319,693
Resona Bank Ltd.
5.850%, 9/29/49 §(b)(l)		$860,000	834,483
Sumitomo Mitsui Banking Corp.
5.625%, 7/29/49 §(l)		1,535,000	1,489,071
Suntrust Bank
4.943%, 6/2/09 (l)		3,395,000	3,403,399
Wachovia Capital Trust III
5.800%, 3/15/42 (l)		3,395,000	3,335,516
Wells Fargo & Co.
4.200%, 1/15/10		3,080,000	2,955,956
Zions Bancorp
5.500%, 11/16/15^		2,390,000	2,331,715

			75,900,237

Consumer Finance (1.4%)
American General Finance Corp.
4.625%, 5/15/09		7,590,000	7,435,035
Boeing Capital Corp.
4.750%, 8/25/08		1,385,000	1,370,120
HSBC Finance Corp.
6.500%, 11/15/08		6,940,000	7,134,722
7.000%, 5/15/12		2,340,000	2,501,151

EQ ADVISORS TRUST

EQ/ALLIANCE QUALITY BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2006 (Unaudited)

	Principal Amount		Value (Note 1)
MBNA Corp.
4.625%, 9/15/08		$3,695,000	$3,639,808
SLM Corp.
4.500%, 7/26/10		5,925,000	5,654,998

			27,735,834

Diversified Financial Services (3.2%)
CIT Group, Inc.
4.990%, 5/18/07 (l)		2,360,000	2,365,803
7.750%, 4/2/12		8,410,000	9,269,864
Citigroup, Inc.
5.010%, 6/9/09 (l)		2,420,000	2,426,152
4.625%, 8/3/10^		5,500,000	5,340,797
General Electric Capital Corp.
4.000%, 2/17/09^		10,010,000	9,669,720
4.375%, 11/21/11		3,800,000	3,610,388
6.750%, 3/15/32		2,095,000	2,332,948
ILFC E-Capital Trust I
5.900%, 12/21/65 §(l)		780,000	757,004
JPMorgan Chase & Co.
6.750%, 2/1/11		6,910,000	7,263,902
Mangrove Bay Pass-Through Trust
6.102%, 7/15/33 ^ § (l)		2,965,000	2,863,804
MUFG Capital Finance 1 Ltd.
6.346%, 12/29/49 (l)		1,690,000	1,663,024
Resona Preferred Global Securities Cayman Ltd.
7.191%, 12/29/49 §(l)		1,590,000	1,659,015
Textron Financial Corp.
4.125%, 3/3/08		3,220,000	3,150,677
UFJ Finance Aruba AEC
6.750%, 7/15/13		2,520,000	2,670,482
Washington Mutual Finance Corp.
6.875%, 5/15/11		8,730,000	9,255,424

			64,299,004

Insurance (0.9%)
Assurant, Inc.
5.625%, 2/15/14^		2,710,000	2,662,973
Berkshire Hathaway Finance Corp.
4.200%, 12/15/10^		3,970,000	3,777,312
Liberty Mutual Group, Inc.
5.750%, 3/15/14 ^ §		2,795,000	2,716,983
Royal & Sun Alliance Insurance Group plc
8.950%, 10/15/29		1,865,000	2,358,373
Zurich Capital Trust I
8.376%, 2/25/35 §		6,100,000	6,525,518

			18,041,159

Real Estate (0.3%)
iStar Financial, Inc. (REIT)
5.150%, 3/1/12		2,035,000	1,952,930
Prologis (REIT)
7.050%, 7/15/06		1,835,000	1,841,382
Simon Property Group LP (REIT)
6.375%, 11/15/07		2,575,000	2,612,281

			6,406,593

Thrifts & Mortgage Finance (0.7%)
Countrywide Home Loans, Inc.
4.250%, 12/19/07^		4,495,000	4,410,539
4.000%, 3/22/11		4,980,000	4,626,679
Washington Mutual, Inc.
4.000%, 1/15/09^		5,270,000	5,088,080

			14,125,298

Total Financials			221,314,292

Government Securities (57.2%)
Foreign Governments (8.9%)
Australia Government Bond
6.000%, 2/15/17	AUD	53,035,000	39,564,566
Mexican Bonos
10.000%, 12/5/24	MXN	400,470,000	$41,115,888
Mexico Government International Bond
4.625%, 10/8/08^		$11,315,000	11,071,727
7.500%, 1/14/12^		2,095,000	2,260,610
7.500%, 1/14/12^		7,905,000	8,537,400
Sweden Government Bond
5.000%, 1/28/09^	SEK	299,380,000	40,295,318
5.250%, 3/15/11		276,470,000	38,322,047

			181,167,556

U.S. Government Agencies (42.7%)
Federal Home Loan Mortgage Corp.
4.500%, 8/1/35		$1,795,605	1,656,365
4.500%, 9/1/35		8,104,838	7,476,349
4.500%, 10/1/35		29,555,228	27,263,373
6.000%, 5/15/36 TBA		6,945,000	6,940,659
Federal National Mortgage Association
3.875%, 11/17/08		19,725,000	19,124,492
5.500%, 6/1/09		11,916	11,889
5.500%, 10/1/13		772,854	770,673
5.500%, 12/1/13		15,087	15,040
5.500%, 2/1/14		52,320	52,156
5.500%, 3/1/14		41,402	41,273
5.500%, 10/1/16		52,668	52,422
5.500%, 11/1/16		451,537	449,431
5.500%, 2/1/17		336,563	334,994
6.000%, 2/1/17		5,079,290	5,148,267
5.500%, 8/1/17		264,400	263,064
5.500%, 9/1/17		6,589,807	6,556,514
5.500%, 10/1/17		498,376	495,858
5.500%, 11/1/17		1,654,037	1,645,680
5.500%, 12/1/17		257,633	256,331
5.500%, 2/1/18		3,713,378	3,694,330
5.500%, 3/1/18		1,778,486	1,769,313
5.500%, 4/1/18		651,775	648,433
5.500%, 5/1/18		359,030	357,117
5.500%, 7/1/18		6,224,126	6,190,957
5.500%, 9/1/18		13,754	13,681
5.500%, 10/1/18		865,560	860,948
5.500%, 11/1/18		2,131,906	2,120,545
5.500%, 12/1/18		5,433,518	5,405,602
5.500%, 1/1/19		252,100	250,757
5.000%, 4/1/19		36,635,273	35,816,026
5.500%, 4/1/19		5,992,747	5,960,811
5.500%, 5/1/19		633,797	630,595
5.500%, 6/1/19		136,531	135,749
5.500%, 7/1/19		884,606	879,538
5.500%, 8/1/19		8,251,111	8,203,840
5.500%, 9/1/19		988,371	982,796
5.500%, 10/1/19		23,386	23,252
5.500%, 11/1/19		1,862,466	1,852,146
5.500%, 12/1/19		1,234,254	1,227,182
5.500%, 1/1/20		893,366	888,248
5.500%, 2/1/20		538,240	535,153
5.500%, 3/1/20		243,470	242,151
5.500%, 4/1/20		75,650	75,214
5.500%, 6/1/20		59,184	58,843
5.500%, 7/1/20		584,069	580,702
6.000%, 7/1/20		9,686,171	9,820,896
5.500%, 9/1/20		4,822,367	4,794,568
5.500%, 10/1/20		1,210,246	1,203,270
9.000%, 8/1/26		8,903	9,636
5.500%, 4/1/33		15,939,692	15,590,119
5.500%, 7/1/33		46,658,818	45,550,671
5.500%, 4/1/34		8,852,863	8,642,607
5.500%, 5/1/34		5,395,174	5,276,853
5.500%, 2/1/35		52,871,419	51,707,295

EQ ADVISORS TRUST

EQ/ALLIANCE QUALITY BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
6.000%, 9/1/35	$24,812,309	$24,822,753
6.000%, 9/1/35	34,444,023	34,456,240
6.500%, 1/1/36	8,429,864	8,609,259
4.500%, 4/25/21 TBA	62,910,000	60,138,060
5.000%, 4/25/21 TBA	24,960,000	24,328,212
5.500%, 4/25/21 TBA	4,350,000	4,322,812
5.000%, 4/25/36 TBA	57,380,000	54,618,587
5.500%, 4/25/36 TBA	151,640,000	147,991,238
6.000%, 4/25/36 TBA	78,300,000	78,275,570
5.500%, 5/25/36 TBA	55,280,000	53,898,000
6.500%, 5/25/36 TBA	76,290,000	77,720,437
Government National Mortgage Association
8.500%, 10/15/17	4,262	4,582
8.500%, 11/15/17	14,945	16,066
8.000%, 7/15/26	1,279	1,366

		869,757,856

U.S. Treasuries (5.6%)
U.S. Treasury Bonds
7.250%, 5/15/16^	10,865,000	12,849,558
5.375%, 2/15/31^	37,461,000	39,433,546
U.S. Treasury Notes
4.500%, 11/15/15^	63,225,000	61,352,971

		113,636,075

Total Government Securities		1,164,561,487

Health Care (0.8%)
Health Care Providers & Services (0.6%)
WellPoint, Inc.
3.500%, 9/1/07	5,320,000	5,173,354
3.750%, 12/14/07	1,250,000	1,217,282
4.250%, 12/15/09	6,970,000	6,693,033

		13,083,669

Pharmaceuticals (0.2%)
Wyeth
5.500%, 2/1/14	3,187,000	3,144,651

Total Health Care		16,228,320

Industrials (0.7%)
Aerospace & Defense (0.1%)
Raytheon Co.
6.750%, 8/15/07	2,782,000	2,825,546

Commercial Services & Supplies (0.2%)
Waste Management, Inc.
6.875%, 5/15/09	3,550,000	3,691,173

Industrial Conglomerates (0.4%)
Hutchison Whampoa International Ltd.
7.450%, 11/24/33 §	3,445,000	3,757,658
Textron, Inc.
6.375%, 11/15/08	2,085,000	2,131,514
Tyco International Group S.A.
6.000%, 11/15/13	2,865,000	2,878,016

		8,767,188

Total Industrials		15,283,907

Information Technology (0.9%)
Communications Equipment (0.1%)
Cisco Systems, Inc.
5.250%, 2/22/11	1,745,000	1,730,108
Motorola, Inc.
7.625%, 11/15/10^	402,000	438,459

		2,168,567

Computers & Peripherals (0.1%)
International Business Machines Corp.
4.375%, 6/1/09	1,215,000	1,185,276

IT Services (0.3%)
Pershing Road Development Co. LLC
5.220%, 9/1/26 § (l)	$6,590,000	$6,590,000

Software (0.4%)
Oracle Corp/Ozark Holding, Inc.
5.250%, 1/15/16 §	8,035,000	7,707,919

Total Information Technology		17,651,762

Materials (0.6%)
Chemicals (0.1%)
Lubrizol Corp.
4.625%, 10/1/09	1,955,000	1,894,129

Containers & Packaging (0.1%)
Packaging Corp. of America
5.750%, 8/1/13^	2,675,000	2,593,038

Metals & Mining (0.1%)
Ispat Inland ULC
9.750%, 4/1/14	1,695,000	1,917,469

Paper & Forest Products (0.3%)
International Paper Co.
5.300%, 4/1/15^	3,675,000	3,444,824
Weyerhaeuser Co.
5.950%, 11/1/08	2,805,000	2,830,797

		6,275,621

Total Materials		12,680,257

Telecommunication Services (3.0%)
Diversified Telecommunication Services (2.0%)
AT&T Corp.
9.750%, 11/15/31	1,135,000	1,355,262
British Telecommunications plc
8.375%, 12/15/10^	7,320,000	8,164,677
Sprint Capital Corp.
8.375%, 3/15/12	8,920,000	10,078,708
Telecom Italia Capital S.A.
4.000%, 11/15/08	2,195,000	2,115,047
4.000%, 1/15/10^	8,010,000	7,530,153
6.375%, 11/15/33	1,290,000	1,215,572
TELUS Corp.
7.500%, 6/1/07	4,040,000	4,131,292
Verizon Global Funding Corp.
4.900%, 9/15/15	2,565,000	2,372,168
Verizon New Jersey, Inc.
5.875%, 1/17/12	3,230,000	3,202,103

		40,164,982

Wireless Telecommunication Services (1.0%)
Cingular Wireless LLC
5.625%, 12/15/06	4,550,000	4,561,216
New Cingular Wireless Services, Inc.
7.875%, 3/1/11	7,870,000	8,626,031
8.750%, 3/1/31	2,350,000	2,976,388
Vodafone Group plc
5.500%, 6/15/11	4,485,000	4,443,554

		20,607,189

Total Telecommunication Services		60,772,171

Utilities (2.5%)
Electric Utilities (2.0%)
Carolina Power & Light Co.
6.500%, 7/15/12	4,940,000	5,147,688
Consumers Energy Co.
4.250%, 4/15/08	1,955,000	1,906,637

EQ ADVISORS TRUST

EQ/ALLIANCE QUALITY BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
Exelon Corp.
6.750%, 5/1/11	$4,175,000	$4,358,804
FirstEnergy Corp.
6.450%, 11/15/11	4,850,000	5,018,465
7.375%, 11/15/31^	4,670,000	5,187,310
Midamerican Energy Holdings Co.
5.875%, 10/1/12	1,765,000	1,781,353
6.125%, 4/1/36 §	2,285,000	2,236,805
Pacific Gas & Electric Co.
4.800%, 3/1/14	3,790,000	3,583,896
6.050%, 3/1/34	325,000	318,039
Progress Energy, Inc.
7.100%, 3/1/11	3,345,000	3,547,700
Public Service Co. of Colorado, Inc.
7.875%, 10/1/12	1,925,000	2,177,042
SPI Electricity & Gas Australia Holdings Pty Ltd.
6.150%, 11/15/13 §	3,950,000	4,060,197
Xcel Energy, Inc.
7.000%, 12/1/10	2,390,000	2,518,630

		41,842,566

Independent Power Producers & Energy Traders (0.1%)
Duke Energy Field Services LLC
7.875%, 8/16/10	1,340,000	1,454,507

Multi-Utilities & Unregulated Power (0.4%)
Duke Capital LLC
8.000%, 10/1/19^	4,425,000	5,167,895
Nisource Finance Corp.
7.875%, 11/15/10	2,205,000	2,391,777

		7,559,672

Total Utilities		50,856,745

Total Long-Term Debt Securities (98.7%) (Cost $2,045,860,753)		2,009,744,143

SHORT-TERM INVESTMENTS:
Government Securities (25.2%)
Federal Home Loan Bank
4.63%, 4/3/06 (o)(p)	35,000,000	34,986,496
4.25%, 4/12/06 (o)(p)	136,540,000	136,346,979
4.60%, 5/10/06 (o)(p)	2,215,000	2,203,728
Federal Home Loan Mortgage Corp.
4.66%, 4/11/06 (o)(p)	3,000,000	2,995,738
4.48%, 5/11/06 (o)(p)	157,605,000	156,804,682
Federal National Mortgage Association
4.65%, 4/3/06 (o)(p)	1,000,000	999,613
4.19%, 4/18/06 (o)(p)	178,800,000	178,425,820

Total Government Securities		512,763,056

Short-Term Investments of Cash Collateral for Securities Loaned (6.9%)
BNP Paribas/New York
4.85%, 2/22/08 (l)	14,000,000	14,000,000
CC USA, Inc.
4.92%, 8/3/06 (l)	6,000,590	6,000,590
Citigroup Global Markets, Inc.
4.95%, 4/7/06 (l)	10,288,225	10,288,225
Deutsche Bank Financial, Inc.
5.01%, 1/12/07 (l)	11,000,000	11,000,000
Goldman Sachs Group, Inc.
5.00%, 3/7/07(l)	5,000,000	5,000,000
Lehman Brothers, Inc.
5.03%, 6/30/06 (l)	8,128,950	8,128,950
Merrill Lynch & Co., Inc.
4.98%, 3/19/07 (l)	10,006,959	10,006,959
Morgan Stanley
5.06%, 4/2/07 (l)	15,000,000	15,000,000
Nomura Securities
4.87%, 4/3/06	$15,606,061	$15,606,061
Royal Bank of Canada N.Y.
4.80%, 10/3/06 (l)	9,998,673	9,998,673
Sigma Finance, Inc.
4.87%, 10/24/07 (l)	9,998,304	9,998,304
Swedbank N.Y.
4.79%, 6/20/06 (l)	9,998,492	9,998,492
U.S. Bank N.A.
4.62%, 10/2/06 (l)	10,997,158	10,997,158
Wells Fargo & Co.
4.99%, 3/31/08 (l)	5,000,000	5,000,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		141,023,412

Time Deposit (0.0%)
JPMorgan Chase Nassau
4.26%, 4/3/06	204,125	204,125

Total Short-Term Investments (32.1%) (Cost/Amortized Cost $654,013,969)		653,990,593

Total Investments (130.8%) (Cost/Amortized Cost $2,699,874,722)		2,663,734,736
Other Assets Less Liabilities (-30.8%)		(627,217,276)

Net Assets (100%)		$2,036,517,460

^	All, or a portion of security out on loan (See Note 1).

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2006, the market value of these securities amounted to $68,297,526 or 3.35% of net assets. Securities denoted with “§” but without “(b)”have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid security.

(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2006. Maturity date disclosed is the ultimate maturity date.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2006.

(o)	Discount Note Security. Effective rate calculated as of March 31, 2006.

(p)	Yield to maturity.

Glossary:

AUD	— Australian Dollar

CMO	— Collaterized Mortgage Obligation

JPY	— Japanese Yen

MXN	— Mexican Peso

REIT	— Real Estate Investment Trust

SEK	— Swedish Krona

TBA	— Security is subject to delayed delivery.

EQ ADVISORS TRUST

EQ/ALLIANCE QUALITY BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2006 (Unaudited)

At March 31, 2006 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Local Contract Amount (000’s)	Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Foreign Currency Sell Contracts
Mexican Peso, expiring 4/25/06	319,474	$29,434,692	$29,280,280	$154,412
Swedish Krona, expiring 4/20/06	646,205	84,032,441	83,014,455	1,017,986

				$1,172,398

Investment security transactions for the three months ended March 31, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$1,819,484,680
U.S. Government securities	191,419,645

$2,010,904,325

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$1,612,064,800
U.S. Government securities	314,759,664

$1,926,824,464

As of March 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,582,424
Aggregate gross unrealized depreciation	(38,868,862)

Net unrealized depreciation	$(36,286,438)

Federal income tax cost of investments	$2,700,021,174

At March 31, 2006, the Portfolio had loaned securities with a total value of $192,922,805. This was secured by collateral of $141,023,412 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. The remaining collateral of $56,913,066 was received in the form of short-term pooled securities, which the portfolio cannot sell or repledge.

The Portfolio has a net capital loss carryforward of $1,234,907 which expires in the year 2013.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCE SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (17.0%)
Auto Components (1.9%)
BorgWarner, Inc.	159,600	$9,582,384
LKQ Corp.*	809,300	16,841,533

		26,423,917

Diversified Consumer Services (3.1%)
Laureate Education, Inc.*	407,100	21,730,998
Strayer Education, Inc.	207,800	21,249,628

		42,980,626

Hotels, Restaurants & Leisure (3.5%)
Gaylord Entertainment Co.*	308,300	13,990,654
Orient-Express Hotels Ltd.	535,700	21,015,511
Station Casinos, Inc.	171,400	13,604,018

		48,610,183

Internet & Catalog Retail (1.9%)
Coldwater Creek, Inc.*	533,250	14,824,350
VistaPrint Ltd.*	385,900	11,519,115

		26,343,465

Leisure Equipment & Products (1.3%)
MarineMax, Inc.*	546,300	18,311,976

Media (0.3%)
Getty Images, Inc.*	56,000	4,193,280

Specialty Retail (3.4%)
Dick’s Sporting Goods, Inc.*	383,300	15,205,511
Hibbett Sporting Goods, Inc.*	455,600	15,030,244
Select Comfort Corp.*	418,300	16,543,765

		46,779,520

Textiles, Apparel & Luxury Goods (1.6%)
Carter’s, Inc.*	320,900	21,657,541

Total Consumer Discretionary		235,300,508

Consumer Staples (1.7%)
Food & Staples Retailing (0.8%)
United Natural Foods, Inc.*	338,300	11,830,351

Food Products (0.9%)
Hain Celestial Group, Inc.*	453,300	11,871,927

Total Consumer Staples		23,702,278

Energy (10.2%)
Energy Equipment & Services (6.7%)
CARBO Ceramics, Inc.	189,300	10,773,063
Cooper Cameron Corp.*	373,060	16,444,485
Dresser-Rand Group, Inc.*	416,900	10,359,965
Global Industries Ltd.*	755,600	10,948,644
Grant Prideco, Inc.*	638,100	27,336,204
Patterson-UTI Energy, Inc.	377,000	12,048,920
Superior Energy Services, Inc.*	152,500	4,085,475

		91,996,756

Oil & Gas (3.5%)
Bill Barrett Corp.*	432,090	14,081,813
EXCO Resources, Inc.*	485,800	6,087,074
Newfield Exploration Co.*	420,300	17,610,570
Noble Energy, Inc.	244,300	10,729,656

		48,509,113

Total Energy		140,505,869

Financials (7.8%)
Capital Markets (4.8%)
Affiliated Managers Group, Inc.*	160,800	17,142,888
BlackRock, Inc., Class A	98,900	13,846,000
Lazard Ltd., Class A	496,400	21,965,700
optionsXpress Holdings, Inc.	449,700	13,077,276

		66,031,864

Commercial Banks (0.9%)
Capitol Bancorp Ltd.	81,200	$3,796,100
Western Alliance Bancorp*	241,600	8,975,440

		12,771,540

Diversified Financial Services (0.6%)
Primus Guaranty Ltd.*	805,490	8,981,213

Real Estate (1.5%)
CB Richard Ellis Group, Inc., Class A*	252,400	20,368,680

Total Financials		108,153,297

Health Care (15.3%)
Biotechnology (4.2%)
BioMarin Pharmaceuticals, Inc.*	285,500	3,831,410
Coley Pharmaceutical Group, Inc.*	233,100	3,531,465
Cubist Pharmaceuticals, Inc.*	311,300	7,150,561
CV Therapeutics, Inc.*	125,700	2,775,456
Momenta Pharmaceuticals, Inc.*	69,700	1,370,302
Nektar Therapeutics*	174,200	3,550,196
PDL BioPharma, Inc.*	474,860	15,575,408
Senomyx, Inc.*	722,100	11,885,766
Telik, Inc.*	239,400	4,634,784
Zymogenetics, Inc.*	156,500	3,383,530

		57,688,878

Health Care Equipment & Supplies (4.8%)
ArthroCare Corp.*	354,740	16,963,667
Kyphon, Inc.*	335,900	12,495,480
Meridian Bioscience, Inc.	414,800	11,191,304
OraSure Technologies, Inc.*	713,121	7,345,146
Resmed, Inc.*	192,300	8,457,354
Ventana Medical Systems, Inc.*	225,930	9,437,096

		65,890,047

Health Care Providers & Services (6.3%)
Chemed Corp.	359,100	21,308,994
Psychiatric Solutions, Inc.*	780,300	25,851,339
United Surgical Partners
International, Inc.*	432,465	15,313,586
WellCare Health Plans, Inc.*	537,871	24,440,858

		86,914,777

Total Health Care		210,493,702

Industrials (17.7%)
Aerospace & Defense (1.8%)
Hexcel Corp.*	1,139,600	25,037,012

Air Freight & Logistics (1.2%)
Expeditors International of Washington, Inc.	186,005	16,068,972
UTI Worldwide, Inc.	700	22,120

		16,091,092

Commercial Services & Supplies (8.8%)
Administaff, Inc.	475,600	25,853,616
American Reprographics Co.*	499,900	17,341,531
Clayton Holdings, Inc.*	426,900	8,999,052
Corporate Executive Board Co.	217,300	21,925,570
Global Cash Access, Inc.*	433,500	7,594,920
Resources Connection, Inc.*	936,800	23,335,688
Stericycle, Inc.*	250,990	16,971,944

		122,022,321

Construction & Engineering (0.5%)
Granite Construction, Inc.	140,400	6,834,672

Electrical Equipment (0.8%)
Ametek, Inc.	250,900	11,280,464

Machinery (3.4%)
IDEX Corp.	328,600	17,143,062

EQ ADVISORS TRUST

EQ/ALLIANCE SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Joy Global, Inc.	487,100	$29,113,967

		46,257,029

Trading Companies & Distributors (1.2%)
MSC Industrial Direct Co.	310,900	16,794,818

Total Industrials		244,317,408

Information Technology (25.9%)
Computers & Peripherals (1.9%)
Electronics for Imaging, Inc.*	933,640	26,113,911

Electronic Equipment & Instruments (1.1%)
Amphenol Corp., Class A	288,320	15,044,537

Internet Software & Services (1.8%) aQuantive, Inc.*	1,067,600	25,131,304

IT Services (5.8%)
Alliance Data Systems Corp.*	590,500	27,617,685
Global Payments, Inc.	262,300	13,904,523
Iron Mountain, Inc.*	599,605	24,427,908
VeriFone Holdings, Inc.*	454,100	13,754,689

		79,704,805

Semiconductors & Semiconductor Equipment (10.7%)
Atheros Communications, Inc.*	761,700	19,948,923
Exar Corp.*	680,860	9,722,681
Intersil Corp., Class A	906,200	26,207,304
Lam Research Corp.*	303,700	13,059,100
MEMC Electronic Materials, Inc.*	363,600	13,424,112
Microsemi Corp.*	624,635	18,183,125
PMC-Sierra, Inc.*	1,485,600	18,258,024
Semtech Corp.*	819,700	14,664,433
Sirf Technology Holdings, Inc.*	410,220	14,525,890

		147,993,592

Software (4.6%)
Activision, Inc.*	800,277	11,035,820
Business Objects S.A. (ADR)*	689,000	25,127,830
Quest Software, Inc.*	1,313,790	21,940,293
Wind River Systems, Inc.*	484,000	$6,025,800

		64,129,743

Total Information Technology		358,117,892

Materials (1.2%)
Metals & Mining (1.2%)
Allegheny Technologies, Inc.	257,720	15,767,309

Total Materials		15,767,309

Telecommunication Services (1.6%)
Diversified Telecommunication Services (1.6%)
NeuStar, Inc. Class A*	711,800	22,065,800

Total Telecommunication Services		22,065,800

Total Common Stocks (98.4%) (Cost $1,022,926,176)		1,358,424,063

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (2.4%)
JPMorgan Chase Nassau
4.26%, 4/3/06 (Amortized Cost $33,293,634)	$33,293,634	33,293,634

Total Investments (100.8%)
(Cost/Amortized Cost $1,056,219,810)		1,391,717,697
Other Assets Less Liabilities (-0.8%)		(10,462,210)

Net Assets (100%)		$1,381,255,487

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the three months ended March 31, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$234,549,259
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$228,080,545

As of March 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$344,573,103
Aggregate gross unrealized depreciation	(10,307,029)

Net unrealized appreciation	$334,266,074

Federal income tax cost of investments	$1,057,451,623

For the three months ended March 31, 2006, the Portfolio incurred approximately $4,420 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $42,735,192 of which $2,706,120 expires in the year 2009 and $40,029,072 expires in the year 2010.

Included in the capital loss carryforward amounts at March 31, 2006 are $2,706,120 of losses acquired from EQ/AXP Strategy Aggressive Portfolio as a result of a tax-free reorganization during the year ended 2002. Certain capital loss carryforwards may be subject to limitations on use pursuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible not all of these capital losses will be available for use.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ARIEL APPRECIATION II PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (35.5%)
Auto Components (3.0%)
Johnson Controls, Inc.	7,800	$592,254

Diversified Consumer Services (3.0%)
H&R Block, Inc.	27,575	596,999

Hotels, Restaurants & Leisure (4.9%)
Carnival Corp.	7,200	341,064
Yum! Brands, Inc.	12,600	615,636

		956,700

Household Durables (6.7%)
Black & Decker Corp.	8,000	695,120
Mohawk Industries, Inc.*	7,800	629,616

		1,324,736

Leisure Equipment & Products (3.1%)
Mattel, Inc.	33,600	609,168

Media (14.8%)
Gannett Co., Inc.	4,400	263,648
Harte-Hanks, Inc.	12,600	344,610
Interpublic Group of Cos., Inc.*	59,000	564,040
McClatchy Co., Class A	6,600	322,410
Omnicom Group, Inc.	7,300	607,725
Tribune Co.	29,300	803,699

		2,906,132

Total Consumer Discretionary		6,985,989

Consumer Staples (2.5%)
Household Products (2.5%)
Clorox Co.	8,100	484,785

Total Consumer Staples		484,785

Financials (22.5%)
Capital Markets (13.5%)
Franklin Resources, Inc.	7,300	687,952
Janus Capital Group, Inc.	27,200	630,224
Northern Trust Corp.	15,900	834,750
T. Rowe Price Group, Inc.	6,500	508,365

		2,661,291

Commercial Banks (2.5%)
Popular, Inc.	6,316	131,120
TD Banknorth, Inc.	12,700	372,745

		503,865

Insurance (6.5%)
Ambac Financial Group, Inc.	8,100	644,760
MBIA, Inc.	10,500	631,365

		1,276,125

Total Financials		4,441,281

Health Care (11.1%)
Health Care Equipment & Supplies (7.0%)
Baxter International, Inc.	17,600	683,056
Fisher Scientific International, Inc.*	10,300	700,915

		1,383,971

Health Care Providers & Services (2.7%)
IMS Health, Inc.	18,400	474,168
Omnicare, Inc.	1,000	54,990

		529,158

Pharmaceuticals (1.4%)
Schering-Plough Corp.	14,400	273,456

Total Health Care		2,186,585

Industrials (17.6%)
Commercial Services & Supplies (17.6%)
ARAMARK Corp., Class B	19,600	578,984
Career Education Corp.*	21,500	811,195
Cendant Corp.	31,600	$548,260
Dun & Bradstreet Corp.*	2,500	191,700
Equifax, Inc.	2,500	93,100
Pitney Bowes, Inc.	20,400	875,772
ServiceMaster Co.	28,600	375,232

		3,474,243

Total Industrials		3,474,243

Information Technology (5.0%)
IT Services (5.0%)
Accenture Ltd., Class A	32,600	980,282

Total Information Technology		980,282

Total Common Stocks (94.2%) (Cost $18,345,552)		18,553,165

	Principal Amount

SHORT-TERM INVESTMENT:
Time Deposit (8.3%)
JPMorgan Chase Nassau
4.26%, 4/3/06 (Amortized Cost $1,634,317)	$1,634,317	1,634,317

Total Investments (102.5%) (Cost/Amortized Cost $19,979,869)		20,187,482
Other Assets Less Liabilities (-2.5%)		(496,827)

Net Assets (100%)		$19,690,655

*	Non-income producing.

EQ ADVISORS TRUST

EQ/ARIEL APPRECIATION II PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2006 (Unaudited)

Investment security transactions for the three months ended March 31, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$10,015,900
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$432,294

As of March 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$581,929
Aggregate gross unrealized depreciation	(376,748)

Net unrealized appreciation	$205,181

Federal income tax cost of investments	$19,982,301

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BEAR STEARNS SMALL COMPANY GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (22.0%)
Auto Components (1.9%)
Drew Industries, Inc.*	141,300	$5,023,215

Distributors (1.7%)
Keystone Automotive Industries, Inc.*	103,900	4,385,619

Diversified Consumer Services (1.8%)
Escala Group, Inc.*	183,700	4,811,103

Hotels, Restaurants & Leisure (8.9%)
Bally Total Fitness Holding Corp.*	566,000	5,303,420
Benihana, Inc., Class A*	170,300	5,265,676
Luby’s, Inc.*	308,800	3,856,912
Papa John’s International, Inc.*	140,300	4,603,243
Six Flags, Inc.*	437,200	4,450,696

		23,479,947

Specialty Retail (7.7%)
Casual Male Retail Group, Inc.*	508,900	4,956,686
Dress Barn, Inc.*	106,400	5,101,880
Pantry, Inc.*	77,800	4,853,942
United Retail Group, Inc.*	276,900	5,186,337

		20,098,845

Total Consumer Discretionary		57,798,729

Consumer Staples (4.0%)
Food & Staples Retailing (2.4%)
Andersons, Inc.	81,600	6,383,568

Food Products (1.6%)
Perdigao S.A. (ADR)	66,400	4,083,600

Total Consumer Staples		10,467,168

Financials (1.9%)
Real Estate (1.9%)
Trammell Crow Co.*	140,700	5,017,362

Total Financials		5,017,362

Health Care (2.2%)
Health Care Providers & Services (2.2%)
Air Methods Corp.*	193,900	5,727,806

Total Health Care		5,727,806

Industrials (46.4%)
Aerospace & Defense (6.4%)
AAR Corp.*	182,500	5,197,600
Ladish Co., Inc.*	208,400	6,037,348
United Industrial Corp.	89,700	5,465,421

		16,700,369

Airlines (2.0%)
Continental Airlines, Inc., Class B*	198,900	5,350,410

Building Products (4.3%)
Ameron International Corp.	77,300	5,660,679
PW Eagle, Inc.	207,900	5,779,620

		11,440,299

Commercial Services & Supplies (5.9%)
Administaff, Inc.	96,600	5,251,176
CBIZ, Inc.*	633,800	5,070,400
Team, Inc.*	155,100	5,158,626

		15,480,202

Construction & Engineering (8.1%)
EMCOR Group, Inc.*	105,300	5,229,198
ENGlobal Corp.*	454,500	6,640,245
Granite Construction, Inc.	99,200	4,829,056
Insituform Technologies, Inc. Class A*	171,800	$4,569,880

		21,268,379

Electrical Equipment (5.9%)
A.O. Smith Corp.	99,000	5,227,200
Encore Wire Corp.*	146,300	4,956,644
Lamson & Sessions Co.*	193,100	5,373,973

		15,557,817

Machinery (5.3%)
Astec Industries, Inc.*	129,200	4,638,280
Columbus McKinnon Corp.*	171,600	4,621,188
Miller Industries, Inc.*	179,800	4,584,900

		13,844,368

Road & Rail (4.9%)
AMERCO, Inc.*	51,500	5,096,955
Celadon Group, Inc.*	189,900	4,156,911
Marten Transport Ltd.*	195,900	3,543,831

		12,797,697

Trading Companies & Distributors (3.6%)
Beacon Roofing Supply, Inc.*	117,200	4,763,008
Watsco, Inc.	65,800	4,675,090

		9,438,098

Total Industrials		121,877,639

Information Technology (5.7%)
Electronic Equipment & Instruments (3.8%)
Brightpoint, Inc.*	160,375	4,981,247
Plexus Corp.*	137,300	5,158,361

		10,139,608

Semiconductors & Semiconductor Equipment (1.9%)
Asyst Technologies, Inc.*	469,900	4,891,659

Total Information Technology		15,031,267

Materials (12.3%)
Chemicals (4.6%)
H.B. Fuller Co.	113,000	5,801,420
NewMarket Corp.	133,600	6,358,024

		12,159,444

Construction Materials (2.0%)
U.S. Concrete, Inc.*	368,600	5,329,956

Metals & Mining (5.7%)
A.M. Castle & Co.	161,100	4,752,450
Aleris International, Inc.*	107,400	5,162,718
Ryerson, Inc.	183,300	4,905,108

		14,820,276

Total Materials		32,309,676

Utilities (1.6%)
Independent Power Producers & Energy Traders (1.6%)
Cia Paranaense de Energia, Class B (Preference) (Sponsored ADR)	419,700	4,121,454

Total Utilities		4,121,454

Total Common Stocks (96.1%) (Cost $217,953,595)		252,351,101

EQ ADVISORS TRUST

EQ/BEAR STEARNS SMALL COMPANY GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposits (3.5%)
JPMorgan Chase Nassau
4.26%, 4/3/06 (Amortized Cost $9,246,737)	$9,246,737	$9,246,737

Total Investments (99.6%) (Cost/Amortized Cost $227,200,332)		261,597,838
Other Assets Less Liabilities (0.4%)		1,121,500

Net Assets (100%)		$262,719,338

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the three months ended March 31, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$165,958,989
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$124,356,100

As of March 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$37,647,417
Aggregate gross unrealized depreciation	(3,249,911)

Net unrealized appreciation	$34,397,506

Federal income tax cost of investments	$227,200,332

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BERNSTEIN DIVERSIFIED VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (9.8%)
Auto Components (1.2%)
American Axle & Manufacturing
Holdings, Inc.^	170,300	$2,917,239
Autoliv, Inc.^	330,700	18,711,006
BorgWarner, Inc.^	137,800	8,273,512
Cooper Tire & Rubber Co.^	211,000	3,025,740
Lear Corp.^	102,300	1,813,779
Magna International, Inc., Class A	131,800	9,975,942

		44,717,218

Automobiles (0.5%)
Toyota Motor Corp. (ADR)	175,700	19,133,730

Hotels, Restaurants & Leisure (1.0%)
McDonald’s Corp.	1,103,900	37,930,004

Household Durables (0.2%)
Newell Rubbermaid, Inc.^	303,000	7,632,570

Leisure Equipment & Products (0.3%)
Mattel, Inc.	680,000	12,328,400

Media (4.4%)
CBS Corp., Class B	1,068,350	25,619,033
Comcast Corp., Class A*	852,300	22,296,168
Interpublic Group of Cos., Inc.*^	1,608,400	15,376,304
Liberty Media Corp., Class A*	1,161,100	9,532,631
Time Warner, Inc.	3,406,300	57,191,777
Viacom, Inc., Class B*	554,750	21,524,300
Walt Disney Co.	618,300	17,244,387

		168,784,600

Multiline Retail (0.3%)
Target Corp.	190,700	9,918,307

Specialty Retail (1.4%)
Gap, Inc.	257,200	4,804,496
Limited Brands	805,700	19,707,422
Office Depot, Inc.*	793,400	29,546,216

		54,058,134

Textiles, Apparel & Luxury Goods (0.5%)
Jones Apparel Group, Inc.	341,100	12,064,707
V.F. Corp.	139,100	7,914,790

		19,979,497

Total Consumer Discretionary		374,482,460

Consumer Staples (8.9%)
Beverages (1.4%)
Coca-Cola Co.	833,900	34,915,393
Molson Coors Brewing Co., Class B^	37,200	2,552,664
PepsiCo, Inc.	259,500	14,996,505

		52,464,562

Food & Staples Retailing (1.3%)
Kroger Co.*	1,012,600	20,616,536
Safeway, Inc.	797,500	20,033,200
SUPERVALU, Inc.^	275,300	8,484,746

		49,134,482

Food Products (2.5%)
Archer-Daniels-Midland Co.	132,900	4,472,085
Bunge Ltd.^	132,400	7,376,004
ConAgra Foods, Inc.	1,009,600	21,666,016
Del Monte Foods Co.^	457,200	5,422,392
General Mills, Inc.	412,800	20,920,704
Kellogg Co.	236,200	10,402,248
Kraft Foods, Inc., Class A^	197,200	5,977,132
Sara Lee Corp.	534,600	9,558,648
Unilever N.V. (N.Y. Shares)	108,134	$7,485,035

		93,280,264

Household Products (1.6%)
Clorox Co.	342,800	20,516,580
Kimberly-Clark Corp.	384,100	22,200,980
Procter & Gamble Co.	305,900	17,625,958

		60,343,518

Tobacco (2.1%)
Altria Group, Inc.	936,500	66,360,390
UST, Inc.^	359,600	14,959,360

		81,319,750

Total Consumer Staples		336,542,576

Energy (13.0%)
Energy Equipment & Services (2.4%)
Diamond Offshore Drilling, Inc.^	252,900	22,634,550
ENSCO International, Inc.	331,600	17,060,820
GlobalSantaFe Corp.	292,300	17,757,225
Noble Corp.	197,100	15,984,810
Rowan Cos., Inc.	385,000	16,924,600

		90,362,005

Oil & Gas (10.6%)
BP plc (ADR)	240,400	16,573,176
Chevron Corp.	1,075,700	62,358,329
ConocoPhillips	799,200	50,469,480
Exxon Mobil Corp.	3,373,982	205,340,545
Marathon Oil Corp.	382,300	29,119,791
Occidental Petroleum Corp.	287,800	26,664,670
Total S.A. (ADR)^	94,600	12,461,658

		402,987,649

Total Energy		493,349,654

Financials (33.0%)
Capital Markets (4.3%)
Federated Investors, Inc., Class B^	414,100	16,170,605
Goldman Sachs Group, Inc.	128,200	20,122,272
Lehman Brothers Holdings, Inc.	127,300	18,398,669
Mellon Financial Corp.	616,900	21,961,640
Merrill Lynch & Co., Inc.	804,300	63,346,668
Morgan Stanley	254,500	15,987,690
Waddell & Reed Financial, Inc.^	326,400	7,539,840

		163,527,384

Commercial Banks (10.4%)
Bank of America Corp.	3,071,410	139,872,011
BB&T Corp.	184,500	7,232,400
Comerica, Inc.	382,500	22,173,525
Huntington Bancshares, Inc./Ohio	946,800	22,846,284
KeyCorp	369,100	13,582,880
National City Corp.	826,975	28,861,428
PNC Financial Services Group, Inc.	88,900	5,983,859
Regions Financial Corp.	750,800	26,405,636
SunTrust Banks, Inc.	234,700	17,076,772
U.S. Bancorp	671,500	20,480,750
Wachovia Corp.	1,280,241	71,757,508
Wells Fargo & Co.	307,500	19,640,025

		395,913,078

Diversified Financial Services (6.4%)
Citigroup, Inc.	3,414,366	161,260,506
JPMorgan Chase & Co.	1,998,000	83,196,720

		244,457,226

Insurance (8.4%)
ACE Ltd.	119,300	6,204,793
Allstate Corp.	365,000	19,020,150
American International Group, Inc.	1,080,400	71,403,636

EQ ADVISORS TRUST

EQ/BERNSTEIN DIVERSIFIED VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Chubb Corp.	156,400	$14,926,816
Genworth Financial, Inc., Class A	606,300	20,268,609
Hartford Financial Services Group, Inc.	363,700	29,296,035
MBIA, Inc.^	162,500	9,771,125
MetLife, Inc.	621,400	30,057,118
Old Republic International Corp.^	567,200	12,376,304
PartnerReinsurance Ltd.^	108,600	6,742,974
Prudential Financial, Inc.	242,000	18,346,020
RenaissanceReinsurance Holdings Ltd.^	281,300	12,270,306
St. Paul Travelers Cos., Inc.	790,629	33,040,386
Torchmark Corp.^	80,200	4,579,420
UnumProvident Corp.^	784,800	16,072,704
XL Capital Ltd., Class A^	257,500	16,508,325

		320,884,721

Thrifts & Mortgage Finance (3.5%)
Astoria Financial Corp.^	268,350	8,308,116
Countrywide Financial Corp.^	116,100	4,260,870
Fannie Mae	855,050	43,949,570
Freddie Mac	697,600	42,553,600
MGIC Investment Corp.^	101,000	6,729,630
Washington Mutual, Inc.	612,600	26,109,012

		131,910,798

Total Financials		1,256,693,207

Health Care (6.1%)
Health Care Providers & Services (0.4%)
AmerisourceBergen Corp.	223,800	10,802,826
Tenet Healthcare Corp.*^	623,400	4,600,692

		15,403,518

Pharmaceuticals (5.7%)
Bristol-Myers Squibb Co.	298,000	7,333,780
Eli Lilly & Co.	367,200	20,306,160
Merck & Co., Inc.	1,517,300	53,454,479
Pfizer, Inc.	5,043,700	125,689,004
Wyeth	240,000	11,644,800

		218,428,223

Total Health Care		233,831,741

Industrials (6.8%)
Aerospace & Defense (2.1%)
Boeing Co.	260,800	20,324,144
Goodrich Corp.	281,300	12,267,493
Lockheed Martin Corp.	228,800	17,189,744
Northrop Grumman Corp.	465,400	31,782,166

		81,563,547

Electrical Equipment (0.4%)
Cooper Industries Ltd., Class A	95,100	8,264,190
Hubbell, Inc., Class B	129,700	6,648,422

		14,912,612

Industrial Conglomerates (1.7%)
General Electric Co.	1,357,300	47,206,894
Textron, Inc.	181,000	16,903,590

		64,110,484

Machinery (1.4%)
Crane Co.^	176,600	7,242,366
Eaton Corp.	303,800	22,168,286
Ingersoll-Rand Co., Ltd., Class A	174,400	7,288,176
SPX Corp.^	278,900	14,898,838

		51,597,666

Road & Rail (1.2%)
CSX Corp.	320,700	19,177,860
Norfolk Southern Corp.	528,100	$28,554,367

		47,732,227

Total Industrials		259,916,536

Information Technology (7.3%)
Communications Equipment (1.6%)
ADC Telecommunications, Inc.*^	449,871	11,512,199
Corning, Inc.*	696,200	18,734,742
Nokia Oyj (ADR)^	951,600	19,717,152
Tellabs, Inc.*	761,100	12,101,490

		62,065,583

Computers & Peripherals (2.5%)
EMC Corp.*	411,900	5,614,197
Hewlett-Packard Co.	2,169,401	71,373,293
International Business Machines Corp.	223,900	18,465,033

		95,452,523

Electronic Equipment & Instruments (1.4%)
Arrow Electronics, Inc.*	244,900	7,902,923
Celestica, Inc.*^	933,400	10,687,430
Flextronics International Ltd.*^	948,500	9,816,975
Sanmina-SCI Corp.*	1,589,400	6,516,540
Solectron Corp.*	2,763,600	11,054,400
Tech Data Corp.*	179,700	6,632,727

		52,610,995

IT Services (0.6%)
Electronic Data Systems Corp.	848,800	22,773,304

Semiconductors & Semiconductor Equipment (0.8%)
Agere Systems, Inc.*^	698,800	10,509,952
Intel Corp.	900,900	17,432,415

		27,942,367

Software (0.4%)
Microsoft Corp.	580,000	15,781,800

Total Information Technology		276,626,572

Materials (2.9%)
Chemicals (1.1%)
DuPont (E.I.) de Nemours & Co.	83,700	3,532,977
Eastman Chemical Co.^	62,700	3,208,986
Lubrizol Corp.^	264,800	11,346,680
PPG Industries, Inc.	407,800	25,834,130

		43,922,773

Construction Materials (0.8%)
Martin Marietta Materials, Inc.	123,800	13,250,314
Vulcan Materials Co.	190,200	16,480,830

		29,731,144

Containers & Packaging (1.0%)
Crown Holdings, Inc.*	235,600	4,179,544
Owens-Illinois, Inc.*	714,900	12,417,813
Smurfit-Stone Container Corp.*^	497,800	6,755,146
Temple-Inland, Inc.	297,400	13,249,170

		36,601,673

Total Materials		110,255,590

Telecommunication Services (6.7%)
Diversified Telecommunication Services (4.7%)
AT&T, Inc.	2,952,542	79,836,736
BellSouth Corp.	718,900	24,909,885
Verizon Communications, Inc.	2,172,436	73,993,170

		178,739,791

EQ ADVISORS TRUST

EQ/BERNSTEIN DIVERSIFIED VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Wireless Telecommunication Services (2.0%)
American Tower Corp., Class A*^	225,000	$6,822,000
Crown Castle International Corp.*^	699,800	19,839,330
Sprint Nextel Corp.	1,892,250	48,895,740

		75,557,070

Total Telecommunication Services		254,296,861

Utilities (3.5%)
Electric Utilities (2.3%)
American Electric Power Co., Inc.	432,000	14,696,640
Entergy Corp.	358,600	24,721,884
Exelon Corp.	64,900	3,433,210
FirstEnergy Corp.	367,000	17,946,300
Northeast Utilities^	551,500	10,770,795
Pinnacle West Capital Corp.	445,100	17,403,410

		88,972,239

Independent Power Producers & Energy Traders (0.2%)
Constellation Energy Group, Inc.	138,900	7,599,219

Multi-Utilities & Unregulated Power (1.0%)
Dominion Resources, Inc.	456,250	31,494,937
Wisconsin Energy Corp.^	45,400	1,815,546
Xcel Energy, Inc.^	184,200	3,343,230

		36,653,713

Total Utilities		133,225,171

Total Common Stocks (98.0%) (Cost $3,224,215,640)		3,729,220,368

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (6.3%)
Bank of America Corp.
4.81%, 8/10/06 (l)	$18,500,000	18,500,000
Beta Finance, Inc.
4.88%, 3/10/08 (l)	9,996,168	9,996,168
CDC Financial Products, Inc.
4.98%, 5/1/06 (l)	5,000,000	5,000,000
General Electric Capital Corp.
4.99%, 5/12/06 (l)	4,002,025	4,002,025
Goldman Sachs Group, Inc.
5.00%, 3/7/07 (l)	$5,000,000	$5,000,000
K2 USA LLC
4.89%, 2/15/08 (l)	5,997,000	5,997,000
Manufactures & Traders Trust Co.
4.77%, 6/20/06 (l)	6,999,952	6,999,952
Merrill Lynch & Co., Inc.
4.66%, 10/19/06 (l)	5,500,000	5,500,000
Morgan Stanley
5.06%, 4/2/07 (l)	17,500,000	17,500,000
Natexis Banques Populaires N.Y.
4.76%, 2/16/07 (l)	9,997,278	9,997,278
Nomura Securities
4.87%, 4/3/06	118,410,747	118,410,747
Travelers Insurance Co.
4.97%, 12/15/06 (l)	12,000,000	12,000,000
U.S. Bank N.A.
4.62%, 10/2/06 (l)	2,997,254	2,997,254
Wells Fargo & Co.
4.99%, 3/31/08 (l)	7,500,000	7,500,000
Wells Fargo Bank San Francisco N.A.
4.80%, 12/1/06 (l)	11,500,000	11,500,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		240,900,424

Time Deposit (2.0%)
JPMorgan Chase Nassau
4.26%, 4/3/06	75,294,447	75,294,447

Total Short-Term Investments (8.3%) (Amortized Cost $316,194,871)		316,194,871

Total Investments (106.3%) (Cost/Amortized Cost $3,540,410,511)		4,045,415,239
Other Assets Less Liabilities (-6.3%)		(240,609,244)

Net Assets (100%)		$3,804,805,995

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2006.

Glossary:

ADR — American Depositary Receipt

Investment	security transactions for the three months ended March 31, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$342,464,166
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$170,580,204

As of March 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$608,291,425
Aggregate gross unrealized depreciation	(103,523,484)

Net unrealized appreciation	$504,767,941

Federal income tax cost of investments	$3,540,647,298

At March 31, 2006, the Portfolio had loaned securities with a total value of $235,618,625. This was secured by collateral of $240,900,424 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (9.5%)
Automobiles (1.3%)
DaimlerChrysler AG	89,600	$5,143,936

Diversified Consumer Services (0.9%)
H&R Block, Inc.	169,000	3,658,850

Hotels, Restaurants & Leisure (1.7%)
Harrah’s Entertainment, Inc.	30,900	2,408,964
McDonald’s Corp.	117,200	4,026,992

		6,435,956

Household Durables (3.5%)
Koninklijke Philips Electronics N.V. (N.Y. Shares)	112,100	3,772,165
Stanley Works	77,000	3,900,820
Whirlpool Corp.	66,000	6,037,020

		13,710,005

Media (0.8%)
Grupo Televisa S.A. (ADR)	162,800	3,239,720

Specialty Retail (1.3%)
Sherwin-Williams Co.	105,000	5,191,200

Total Consumer Discretionary		37,379,667

Consumer Staples (3.2%)
Beverages (1.4%)
Molson Coors Brewing Co., Class B	82,100	5,633,702

Food Products (1.2%)
Kellogg Co.	81,100	3,571,644
Sara Lee Corp.	64,300	1,149,684

		4,721,328

Household Products (0.6%)
Procter & Gamble Co.	41,400	2,385,468

Total Consumer Staples		12,740,498

Energy (11.9%)
Oil & Gas (11.9%)
BP plc (ADR)	42,300	2,916,162
Chevron Corp.	97,183	5,633,699
ConocoPhillips	89,400	5,645,610
El Paso Corp.	123,100	1,483,355
Exxon Mobil Corp.	79,200	4,820,112
Kinder Morgan, Inc.	48,900	4,498,311
Marathon Oil Corp.	85,000	6,474,450
Occidental Petroleum Corp.	76,300	7,069,195
PetroChina Co., Ltd. (ADR)	33,000	3,463,350
Plains All American Pipeline LP	54,700	2,460,406
TransCanada Corp.	84,200	2,435,906

Total Energy		46,900,556

Financials (27.1%)
Capital Markets (3.7%)
American Capital Strategies Ltd.	136,600	4,802,856
Credit Suisse Group (ADR)	48,700	2,720,382
Morgan Stanley	112,800	7,086,096

		14,609,334

Commercial Banks (2.5%)
Banco Santander Central Hispano S.A. (ADR)	186,400	2,723,304
Bank of America Corp.	51,000	2,322,540
KeyCorp	69,600	2,561,280
PNC Financial Services Group, Inc.	34,700	2,335,657

		9,942,781

Diversified Financial Services (1.9%)
Citigroup, Inc.	41,250	1,948,238
ING Groep N.V. (ADR)	141,200	$5,563,280

		7,511,518

Insurance (9.6%)
Aegon N.V.	292,900	5,398,147
Chubb Corp.	66,600	6,356,304
Commerce Group, Inc.	67,700	3,577,268
Lincoln National Corp.	106,500	5,813,835
Nationwide Financial Services, Inc.	159,720	6,871,154
St. Paul Travelers Cos., Inc.	93,000	3,886,470
Sun Life Financial, Inc.	65,800	2,800,448
UnumProvident Corp.	152,500	3,123,200

		37,826,826

Real Estate (7.1%)
CBL & Associates Properties, Inc. (REIT)	98,300	4,172,835
First Industrial Realty Trust, Inc. (REIT)	82,300	3,513,387
General Growth Properties, Inc. (REIT)	117,600	5,747,112
Host Marriott LP (REIT)	184,400	3,946,160
Simon Property Group, Inc. (REIT)	53,700	4,518,318
Trizec Properties, Inc. (REIT)	232,550	5,983,511

		27,881,323

Thrifts & Mortgage Finance (2.3%)
IndyMac Bancorp, Inc.	125,800	5,148,994
Washington Mutual, Inc.	96,100	4,095,782

		9,244,776

Total Financials		107,016,558

Health Care (6.4%)
Pharmaceuticals (6.4%)
Biovail Corp.	189,900	4,624,065
GlaxoSmithKline plc (ADR)	22,300	1,166,513
Johnson & Johnson	29,000	1,717,380
Merck & Co., Inc.	55,300	1,948,219
Pfizer, Inc.	200,700	5,001,444
Sanofi-Aventis (ADR)	90,300	4,284,735
Wyeth	138,800	6,734,576

Total Health Care		25,476,932

Industrials (15.6%)
Aerospace & Defense (5.4%)
Goodrich Corp.	101,400	4,422,054
Honeywell International, Inc.	90,800	3,883,516
Northrop Grumman Corp.	82,400	5,627,096
Raytheon Co.	157,700	7,228,968

		21,161,634

Air Freight & Logistics (0.7%)
Pacer International, Inc.	86,400	2,823,552

Commercial Services & Supplies (1.8%)
R.R. Donnelley & Sons Co.	115,100	3,766,072
Steelcase, Inc., Class A	196,800	3,542,400

		7,308,472

Industrial Conglomerates (0.7%)
General Electric Co.	79,000	2,747,620

Machinery (3.0%)
Caterpillar, Inc.	56,200	4,035,722
SPX Corp.	97,200	5,192,424
Timken Co.	84,500	2,726,815

		11,954,961

Road & Rail (2.2%)
Laidlaw International, Inc.	147,700	4,017,440

EQ ADVISORS TRUST

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Union Pacific Corp.	48,300	$4,508,805

		8,526,245

Trading Companies & Distributors (1.8%)
GATX Corp.	175,300	7,238,137

Total Industrials		61,760,621

Information Technology (5.7%)
Communications Equipment (1.2%)
Nokia Oyj (ADR)	241,200	4,997,664

Electronic Equipment & Instruments (1.4%)
AU Optronics Corp. (ADR)	366,600	5,466,006

Semiconductors & Semiconductor Equipment (3.1%)
Microchip Technology, Inc.	178,700	6,486,810
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	576,000	5,794,560

		12,281,370

Total Information Technology		22,745,040

Materials (5.0%)
Chemicals (1.5%)
BASF AG (ADR)	44,500	3,488,800
Rohm & Haas Co.	47,800	2,335,986

		5,824,786

Construction Materials (1.0%)
Cemex S.A. de C.V. (ADR)	62,200	4,060,416

Containers & Packaging (0.6%)
Sonoco Products Co.	73,800	2,499,606

Metals & Mining (0.7%)
Southern Copper Corp.	32,300	2,728,704

Paper & Forest Products (1.2%)
Louisiana-Pacific Corp.	173,400	4,716,480

Total Materials		19,829,992

Telecommunication Services (5.7%)
Diversified Telecommunication Services (5.0%)
AT&T, Inc.	192,500	5,205,200
BellSouth Corp.	110,400	3,825,360
Telefonos de Mexico S.A. de C.V., Class L (ADR)	261,000	5,867,280
Verizon Communications, Inc.	141,250	4,810,975

		19,708,815

Wireless Telecommunication Services (0.7%)
Sprint Nextel Corp.	106,600	$2,754,544

Total Telecommunication Services		22,463,359

Utilities (4.5%)
Electric Utilities (1.0%)
American Electric Power Co., Inc.	53,100	1,806,462
Edison International	46,400	1,910,752

		3,717,214

Independent Power Producers & Energy Traders (1.0%)
Duke Energy Corp.	136,600	3,981,890

Multi-Utilities & Unregulated Power (2.5%)
MDU Resources Group, Inc.	175,700	5,877,165
PG&E Corp.	19,200	746,880
TECO Energy, Inc.	205,100	3,306,212

		9,930,257

Total Utilities		17,629,361

Total Common Stocks (94.6%) (Cost $338,387,934)		373,942,584

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (5.3%)
JPMorgan Chase Nassau
4.26%, 4/3/06 (Amortized Cost $20,855,980)	$20,855,980	20,855,980

Total Investments (99.9%)
(Cost/Amortized Cost $359,243,914)		394,798,564
Other Assets Less Liabilities (0.1%)		586,687

Net Assets (100%)		$395,385,251

Glossary:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

Investment security transactions for the three months ended March 31, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$91,884,544
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$89,122,238

As of March 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$38,371,364
Aggregate gross unrealized depreciation	(3,036,130)

Net unrealized appreciation	$35,335,234

Federal income tax cost of investments	$359,463,330

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (12.5%)
Hotels, Restaurants & Leisure (2.4%)
Darden Restaurants, Inc.	16,100	$660,583
Starbucks Corp.*	31,800	1,196,952

		1,857,535

Household Durables (1.8%)
Garmin Ltd.	9,800	778,414
Harman International Industries, Inc.	6,000	666,780

		1,445,194

Media (0.2%)
Walt Disney Co.	5,990	167,061

Multiline Retail (1.6%)
Nordstrom, Inc.	31,900	1,249,842

Specialty Retail (6.5%)
CarMax, Inc.*	1,900	62,092
Home Depot, Inc.	38,100	1,611,630
Lowe’s Cos., Inc.	19,100	1,230,804
Office Depot, Inc.*	22,300	830,452
Staples, Inc.	47,000	1,199,440
Tiffany & Co.	3,500	131,390

		5,065,808

Total Consumer Discretionary		9,785,440

Consumer Staples (0.1%)
Beverages (0.1%)
PepsiCo, Inc.	2,010	116,158

Total Consumer Staples		116,158

Energy (8.3%)
Energy Equipment & Services (3.2%)
Helix Energy Solutions Group, Inc.*	32,400	1,227,960
Tenaris S.A. (ADR)	6,600	1,192,422
Weatherford International Ltd.*	1,580	72,285

		2,492,667

Oil & Gas (5.1%)
Anadarko Petroleum Corp.	450	45,455
Chesapeake Energy Corp.	20,000	628,200
EnCana Corp.	13,200	616,836
EOG Resources, Inc.	19,200	1,382,400
Noble Energy, Inc.	1,040	45,677
XTO Energy, Inc.	30,183	1,315,073

		4,033,641

Total Energy		6,526,308

Financials (19.2%)
Capital Markets (7.9%)
Charles Schwab Corp.	50,700	872,547
Franklin Resources, Inc.	14,800	1,394,752
Goldman Sachs Group, Inc.	18,300	2,872,368
Mellon Financial Corp.	2,300	81,880
Merrill Lynch & Co., Inc.	2,070	163,033
State Street Corp.	12,900	779,547

		6,164,127

Commercial Banks (1.3%)
Kookmin Bank (ADR)	2,030	173,605
U.S. Bancorp	27,000	823,500

		997,105

Diversified Financial Services (2.9%)
Chicago Mercantile Exchange Holdings, Inc.	3,100	1,387,250
Moody’s Corp.	12,200	871,812

		2,259,062

Insurance (5.4%)
Aflac, Inc.	3,950	178,264
Chubb Corp.	12,500	1,193,000
Prudential Financial, Inc.	8,500	$644,385
St. Paul Travelers Cos., Inc.	30,300	1,266,237
W.R. Berkley Corp.	14,700	853,482
XL Capital Ltd., Class A	1,020	65,392

		4,200,760

Real Estate (0.9%)
Brookfield Asset Management, Inc., Class A	13,600	748,816

Thrifts & Mortgage Finance (0.8%)
Washington Mutual, Inc.	15,800	673,396

Total Financials		15,043,266

Health Care (13.3%)
Biotechnology (5.7%)
Amgen, Inc.*	20,200	1,469,550
Genzyme Corp.*	14,700	988,134
Gilead Sciences, Inc.*	30,700	1,910,154
Invitrogen Corp.*	560	39,273

		4,407,111

Health Care Equipment & Supplies (0.3%)
Medtronic, Inc.	4,950	251,212

Health Care Providers & Services (3.4%)
CIGNA Corp.	11,400	1,489,068
Express Scripts, Inc.*	13,500	1,186,650

		2,675,718

Pharmaceuticals (3.9%)
Bristol-Myers Squibb Co.	48,700	1,198,507
Johnson & Johnson	11,300	669,186
Pfizer, Inc.	6,650	165,718
Teva Pharmaceutical Industries Ltd. (ADR)	24,400	1,004,792

		3,038,203

Total Health Care		10,372,244

Industrials (6.9%)
Air Freight & Logistics (2.8%)
CH Robinson Worldwide, Inc.	13,000	638,170
FedEx Corp.	13,600	1,535,984

		2,174,154

Machinery (2.9%)
Danaher Corp.	9,900	629,145
Dover Corp.	16,700	810,952
Illinois Tool Works, Inc.	7,900	760,849
Ingersoll-Rand Co., Ltd., Class A	2,540	106,147

		2,307,093

Trading Companies & Distributors (1.2%)
Fastenal Co.	19,000	899,460

Total Industrials		5,380,707

Information Technology (35.3%)
Communications Equipment (5.7%)
Avocent Corp.*	1,000	31,740
Cisco Systems, Inc.*	64,185	1,390,889
Motorola, Inc.	61,400	1,406,674
QUALCOMM, Inc.	31,800	1,609,398

		4,438,701

Computers & Peripherals (6.4%)
Apple Computer, Inc.*	25,000	1,568,000
Hewlett-Packard Co.	46,900	1,543,010
NCR Corp.*	21,700	906,843
SanDisk Corp.*	17,000	977,840

		4,995,693

Electronic Equipment & Instruments (3.0%)
Agilent Technologies, Inc.*	30,000	1,126,500
Jabil Circuit, Inc.*	28,500	1,221,510

		2,348,010

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
IT Services (4.2%)
Affiliated Computer Services, Inc., Class A*	17,600	$1,050,016
CheckFree Corp.*	14,700	742,350
Infosys Technologies Ltd. (ADR)	8,000	622,880
Paychex, Inc.	20,100	837,366

		3,252,612

Office Electronics (1.1%)
Canon, Inc. (ADR)	1,430	94,451
Xerox Corp.*	50,800	772,160

		866,611

Semiconductors & Semiconductor Equipment (12.4%)
Advanced Micro Devices, Inc.*	54,300	1,800,588
Broadcom Corp., Class A*	24,500	1,057,420
Intersil Corp., Class A	26,100	754,812
Linear Technology Corp.	25,100	880,508
Marvell Technology Group Ltd.*	26,300	1,422,830
NVIDIA Corp.*	27,600	1,580,376
Texas Instruments, Inc.	46,600	1,513,102
Xilinx, Inc.	28,700	730,702

		9,740,338

Software (2.5%)
Amdocs Ltd.*	31,600	1,139,496
BMC Software, Inc.*	34,700	$751,602
Microsoft Corp.	3,490	94,963

		1,986,061

Total Information Technology		27,628,026

Telecommunication Services (3.0%)
Diversified Telecommunication Services (3.0%)
AT&T, Inc.*	40,000	1,081,600
BellSouth Corp.	36,800	1,275,120

Total Telecommunication Services		2,356,720

Total Investments (98.6%) (Cost $65,532,045)		77,208,869
Other Assets Less Liabilities (1.4%)		1,071,641

Net Assets (100%)		$78,280,510

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the three months ended March 31, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$14,894,029
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$13,905,414

As of March 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$12,377,816
Aggregate gross unrealized depreciation	(750,296)

Net unrealized appreciation	$11,627,520

Federal income tax cost of investments	$65,581,349

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (12.8%)
Hotels, Restaurants & Leisure (2.5%)
Carnival Corp.	27,800	$1,316,886
Las Vegas Sands Corp.*^	105,600	5,983,296
Starwood Hotels & Resorts Worldwide, Inc.	15,600	1,056,588

		8,356,770

Household Durables (0.2%)
Leggett & Platt, Inc.	22,800	555,636

Internet & Catalog Retail (1.5%)
Amazon.com, Inc.*^	69,200	2,526,492
Expedia, Inc.*^	58,600	1,187,822
IAC/InterActiveCorp*	42,400	1,249,528

		4,963,842

Media (3.3%)
Cablevision Systems Corp. - New York Group, Class A*	65,300	1,743,510
Clear Channel Communications, Inc.^	33,900	983,439
Omnicom Group, Inc.	22,800	1,898,100
Time Warner, Inc.	226,900	3,809,651
Viacom, Inc., Class B*	52,650	2,042,820
Walt Disney Co.	26,200	730,718

		11,208,238

Multiline Retail (1.8%)
Dollar Tree Stores, Inc.*	89,800	2,484,766
Target Corp.	66,300	3,448,263

		5,933,029

Specialty Retail (3.5%)
Home Depot, Inc.	25,200	1,065,960
Lowe’s Cos., Inc.	122,500	7,893,900
Williams-Sonoma, Inc.*^	62,900	2,666,960

		11,626,820

Total Consumer Discretionary		42,644,335

Consumer Staples (5.2%)
Beverages (2.6%)
Coca-Cola Co.	16,200	678,294
PepsiCo, Inc.	140,600	8,125,274

		8,803,568

Food & Staples Retailing (0.9%)
Sysco Corp.	90,400	2,897,320

Personal Products (0.7%)
Avon Products, Inc.	78,600	2,449,962

Tobacco (1.0%)
Altria Group, Inc.	48,000	3,401,280

Total Consumer Staples		17,552,130

Energy (4.4%)
Energy Equipment & Services (4.2%)
Baker Hughes, Inc.	34,000	2,325,600
Schlumberger Ltd.	54,800	6,936,036
Weatherford International Ltd.*	107,800	4,931,850

		14,193,486

Oil & Gas (0.2%)
Kinder Morgan, Inc.	6,000	551,940

Total Energy		14,745,426

Financials (6.6%)
Commercial Banks (0.7%)
Wachovia Corp.	15,500	868,775
Wells Fargo & Co.	20,200	1,290,174

		2,158,949

Consumer Finance (2.4%)
AmeriCredit Corp.*	26,100	$802,053
Capital One Financial Corp.	9,600	772,992
SLM Corp.	123,800	6,430,172

		8,005,217

Diversified Financial Services (0.5%)
JPMorgan Chase & Co.	42,900	1,786,356

Insurance (1.3%)
American International Group, Inc.	64,200	4,242,978

Thrifts & Mortgage Finance (1.7%)
Fannie Mae	44,600	2,292,440
Freddie Mac	32,400	1,976,400
Washington Mutual, Inc.	34,100	1,453,342

		5,722,182

Total Financials		21,915,682

Health Care (19.8%)
Biotechnology (4.2%)
Amgen, Inc.*	5,300	385,575
Amylin Pharmaceuticals, Inc.*^	33,500	1,639,825
ImClone Systems, Inc.*^	203,900	6,936,678
Millennium Pharmaceuticals, Inc.*	394,500	3,988,395
PDL BioPharma, Inc.*^	31,100	1,020,080

		13,970,553

Health Care Equipment & Supplies (1.8%)
Baxter International, Inc.	68,000	2,639,080
Medtronic, Inc.	53,300	2,704,975
Thermo Electron Corp.*	24,000	890,160

		6,234,215

Health Care Providers & Services (4.0%)
DaVita, Inc.*	41,500	2,498,715
Lincare Holdings, Inc.*	34,600	1,348,016
McKesson Corp.	22,200	1,157,286
Medco Health Solutions, Inc.*	47,900	2,740,838
Omnicare, Inc.	63,200	3,475,368
WellPoint, Inc.*	28,800	2,229,984

		13,450,207

Pharmaceuticals (9.8%)
Allergan, Inc.	19,400	2,104,900
AstraZeneca plc (ADR)	148,900	7,479,247
Eli Lilly & Co.	12,800	707,840
Endo Pharmaceuticals Holdings, Inc.*	26,000	853,060
Forest Laboratories, Inc.*	207,100	9,242,873
Pfizer, Inc.	22,100	550,732
Sepracor, Inc.*^	87,300	4,261,113
Teva Pharmaceutical Industries Ltd. (ADR)^	181,384	7,469,393

		32,669,158

Total Health Care		66,324,133

Industrials (9.5%)
Aerospace & Defense (0.6%)
United Technologies Corp.	35,900	2,081,123

Air Freight & Logistics (1.0%)
United Parcel Service, Inc., Class B	43,000	3,413,340

Building Products (0.6%)
American Standard Cos., Inc.	47,800	2,048,708

Commercial Services & Supplies (0.2%)
Monster Worldwide, Inc.*	14,700	732,942

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Construction & Engineering (1.5%)
Fluor Corp.	58,400	$5,010,720

Electrical Equipment (0.2%)
Cooper Industries Ltd., Class A	7,500	651,750

Industrial Conglomerates (2.1%)
General Electric Co.	200,500	6,973,390

Machinery (3.3%)
Danaher Corp.^	82,100	5,217,455
Illinois Tool Works, Inc.	58,700	5,653,397

		10,870,852

Total Industrials		31,782,825

Information Technology (35.7%)
Communications Equipment (5.7%)
Cisco Systems, Inc.*	533,400	11,558,778
Corning, Inc.*	86,500	2,327,715
Juniper Networks, Inc.*	77,800	1,487,536
QUALCOMM, Inc.	73,100	3,699,591

		19,073,620

Computers & Peripherals (2.4%)
Dell, Inc.*	65,800	1,958,208
SanDisk Corp.*^	106,400	6,120,128

		8,078,336

Electronic Equipment & Instruments (1.1%)
Agilent Technologies, Inc.*	21,023	789,414
Flextronics International Ltd.*	280,900	2,907,315

		3,696,729

Internet Software & Services (7.2%)
eBay, Inc.*	54,300	2,120,958
Google, Inc., Class A*	40,100	15,639,000
VeriSign, Inc.*^	44,400	1,065,156
Yahoo!, Inc.*	161,800	5,219,668

		24,044,782

IT Services (2.4%)
Accenture Ltd., Class A	79,700	2,396,579
Affiliated Computer Services, Inc., Class A*^	62,500	3,728,750
Automatic Data Processing, Inc.	31,400	1,434,352
Paychex, Inc.	10,200	424,932

		7,984,613

Semiconductors & Semiconductor Equipment (12.6%)
Altera Corp.*	421,300	8,695,632
Applied Materials, Inc.	214,300	3,752,393
ATI Technologies, Inc.*^	60,700	1,042,826
Cymer, Inc.*^	19,300	876,992
Freescale Semiconductor, Inc., Class A*	77,100	2,144,151
Intel Corp.	296,300	5,733,405
International Rectifier Corp.*	110,400	4,573,872
KLA-Tencor Corp.	96,200	4,652,232
Linear Technology Corp.	76,900	2,697,652
Maxim Integrated Products, Inc.	35,200	1,307,680
PMC-Sierra, Inc.*^	54,400	668,576
Silicon Laboratories, Inc.*	49,000	2,692,550
Teradyne, Inc.*	34,200	530,442
Xilinx, Inc.	108,800	2,770,048

		42,138,451

Software (4.3%)
Adobe Systems, Inc.	28,400	$991,728
Microsoft Corp.	275,200	7,488,192
NAVTEQ Corp.*	28,400	1,438,460
SAP AG (ADR)	80,400	4,367,328

		14,285,708

Total Information Technology		119,302,239

Telecommunication Services (1.6%)
Wireless Telecommunication Services (1.6%)
Sprint Nextel Corp.	205,500	5,310,120

Total Telecommunication Services		5,310,120

Utilities (0.4%)
Independent Power Producers & Energy Traders (0.4%)
AES Corp.*	88,100	1,502,986

Total Utilities		1,502,986

Total Common Stocks (96.0%) (Cost $288,850,255)		321,079,876

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (10.0%)
CC USA, Inc.
4.92%, 8/3/06 (l)	$4,000,393	4,000,393
CDC Financial Products, Inc.
4.98%, 5/1/06 (l)	1,000,000	1,000,000
Citigroup Global Markets, Inc.
4.95%, 4/7/06 (l)	1,000,000	1,000,000
Nomura Securities
4.87%, 4/3/06	27,328,222	27,328,222

Total Short-Term Investments of Cash Collateral for Securities Loaned		33,328,615

Time Deposit (4.0%)
JPMorgan Chase Nassau
4.26%, 4/3/06	13,342,418	13,342,418

Total Short-Term Investments (14.0%) (Amortized Cost $46,671,033)		46,671,033

Total Investments (110.0%) (Cost/Amortized Cost $335,521,288)		367,750,909
Other Assets Less Liabilities (-10.0%)		(33,445,195)

Net Assets (100%)		$334,305,714

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2006.

Glossary:

ADR — American Depositary Receipt

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2006 (Unaudited)

Investment security transactions for the three months ended March 31, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$44,350,493
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$24,220,228

As of March 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$38,129,095
Aggregate gross unrealized depreciation	(6,965,786)

Net unrealized appreciation	$31,163,309

Federal income tax cost of investments	$336,587,600

At March 31, 2006, the Portfolio had loaned securities with a total value of $32,389,693. This was secured by collateral of $33,328,615 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

The Portfolio has a net capital loss carryforward of $105,420,282, of which $52,271,834 expires in the year 2009, $36,146,108 expires in the year 2010, and $17,002,340 expires in the year 2011.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (2.3%)
Amcor Ltd.	348,000	$1,836,247
Brambles Industries Ltd.^	260,620	1,997,728
Foster’s Group Ltd.	388,000	1,469,083
Insurance Australia Group Ltd.	680,900	2,655,771
Macquarie Bank	27,355	1,261,614
Promina Group Ltd.^	365,600	1,425,981
QBE Insurance Group Ltd.	177,558	2,770,177
Rinker Group Ltd.	344,052	4,869,727
Wesfarmers Ltd.	55,500	1,380,350
Westpac Banking Corp.	85,000	1,443,713
Woolworths Ltd.	275,248	3,695,681

		24,806,072

Austria (0.3%)
Raiffeisen International Bank Holding AG*	11,700	996,776
Telekom Austria AG	89,266	2,101,091

		3,097,867

Belgium (0.3%)
Fortis	33,500	1,193,498
UCB S.A.	51,800	2,545,041

		3,738,539

Canada (5.6%)
Abitibi-Consolidated, Inc.^	243,500	1,008,147
Alcan, Inc.	248,100	11,362,920
Barrick Gold Corp.	211,400	5,758,536
Cameco Corp.	238,300	8,579,290
Canadian Imperial Bank of Commerce^	29,300	2,159,951
Canadian Natural Resources Ltd.	151,600	8,433,773
Inco Ltd. (When Issued)^	93,800	4,679,682
Loblaw Companies Ltd.	31,100	1,483,555
Manulife Financial Corp.^	26,100	1,639,025
Methanex Corp.^	88,300	1,808,992
National Bank of Canada^	19,200	1,051,013
Potash Corp. of Saskatchewan, Inc.	64,800	5,710,132
Suncor Energy, Inc.	48,400	3,718,577
TELUS Corp.	27,700	1,087,960
TELUS Corp. (Non-Voting)	23,300	902,160
Toronto-Dominion Bank Ltd.^	36,300	2,024,723

		61,408,436

Denmark (0.3%)
Novo-Nordisk A/S, Class B^	52,700	3,273,159

Finland (1.2%)
Neste Oil Oyj	27,100	930,396
Nokia Oyj	274,100	5,665,471
Nokia Oyj (ADR)^	124,800	2,585,856
UPM-Kymmene Oyj*	151,400	3,572,725

		12,754,448

France (8.9%)
Accor S.A.^	65,500	3,770,627
Air Liquide^	13,125	2,728,736
BNP Paribas S.A.^	143,660	13,325,611
Bouygues (b)	274,430	14,562,646
Carrefour S.A.	24,800	1,317,515
Cie Generale d’Optique Essilor International S.A.	26,100	2,324,649
Dassault Systemes S.A.	23,400	1,336,303
Groupe Danone^	34,000	4,159,768
L’Oreal S.A.	54,100	4,759,603
Lafarge S.A.^	54,600	6,177,935
Renault S.A.^	28,000	2,973,337
Safran S.A.	82,300	$2,083,535
Sanofi-Aventis^	175,500	16,671,931
Schneider Electric S.A.^	104,400	11,256,861
Societe Generale	18,200	2,733,269
Total S.A.	15,800	4,162,503
Veolia Environnement^	55,000	3,050,364

		97,395,193

Germany (6.2%)
Allianz AG (Registered)	45,900	7,653,110
Altana AG	54,900	3,397,599
Bayer AG	111,700	4,468,843
Bayerische Motoren Werke AG	28,600	1,573,038
Commerzbank AG	69,000	2,745,490
DaimlerChrysler AG	88,700	5,087,930
Deutsche Bank AG (Registered)	40,000	4,562,264
Deutsche Boerse AG	15,866	2,284,828
Deutsche Post AG (Registered)	104,500	2,616,470
E.ON AG	60,100	6,604,611
Infineon Technologies AG (ADR)*^	2,200	22,616
Infineon Technologies AG*^	201,600	2,076,153
SAP AG	33,900	7,343,720
SAP AG (Sponsored ADR)	17,500	950,600
Siemens AG (Registered)	103,300	9,630,652
Volkswagen AG^	98,600	7,434,877

		68,452,801

Hong Kong (1.7%)
Bank of East Asia Ltd.	396,200	1,432,168
Esprit Holdings Ltd.	100,700	783,814
Hang Lung Group, Ltd.	489,000	1,115,395
Hang Lung Properties Ltd.	859,000	1,632,796
Hong Kong & China Gas	621,000	1,500,513
Li & Fung Ltd.	1,869,000	4,214,965
PCCW Ltd.^	2,885,000	1,877,517
Sun Hung Kai Properties Ltd.	192,000	1,949,729
Swire Pacific Ltd., Class A	432,500	4,233,119

		18,740,016

Ireland (0.7%)
CRH plc	126,282	4,413,445
Depfa Bank plc	171,900	3,057,963

		7,471,408

Israel (0.2%)
Teva Pharmaceutical Industries Ltd. (ADR)	48,000	1,976,640

Italy (0.4%)
Banca Intesa S.p.A.^	425,000	2,535,566
ENI S.p.A.	63,550	1,805,730

		4,341,296

Japan (30.6%)
Advantest Corp.^	50,900	6,052,436
Aeon Co., Ltd.	190,000	4,597,423
Aiful Corp.	10,350	683,334
Astellas Pharma, Inc.	62,400	2,363,996
Canon, Inc.	54,100	3,571,819
Daiichi Sankyo Co., Ltd.	108,800	2,475,870
Daimaru, Inc.^	109,000	1,601,882
Daiwa House Industry Co., Ltd.	88,000	1,521,485
Fanuc Ltd.	107,100	10,284,286
Hankyu Holdings, Inc.^	389,000	2,248,478
Hirose Electric Co., Ltd.	15,700	2,202,178
Hoya Corp.	70,400	2,834,138
Kansai Electric Power Co., Inc.^	216,900	4,807,132
Kao Corp.	151,000	3,967,285

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Keyence Corp.	5,500	$1,426,392
Millea Holdings, Inc.	317	6,259,937
Mitsubishi Corp.	290,500	6,598,355
Mitsubishi Estate Co., Ltd.^	635,000	15,015,256
Mitsubishi Heavy Industries Ltd.	483,000	2,292,397
Mitsubishi UFJ Financial Group, Inc.	1,338	20,411,899
Mitsui & Co., Ltd.^	140,000	2,019,494
Mitsui Fudosan Co., Ltd.	107,000	2,453,046
Mitsui Sumitomo Insurance Co., Ltd.	258,000	3,500,788
Mizuho Financial Group, Inc.	1,551	12,658,810
Murata Manufacturing Co., Ltd.	21,000	1,418,510
NGK Spark Plug Co., Ltd.^	120,000	2,791,762
Nidec Corp.	22,900	1,874,854
Nikon Corp.^	123,000	2,199,593
Nintendo Co., Ltd.^	53,300	7,950,504
Nippon Electric Glass Co., Ltd.^	244,000	6,059,157
Nippon Telegraph & Telephone Corp.	623	2,666,454
Nissan Motor Co., Ltd.^	602,400	7,137,513
Nitto Denko Corp.^	141,900	12,014,416
Obayashi Corp.^	201,000	1,631,986
Omron Corp.	6,500	186,202
ORIX Corp.	51,370	15,956,526
Ricoh Co., Ltd.	191,000	3,723,196
Rohm Co., Ltd.^	42,700	4,505,593
Shimamura Co., Ltd.^	20,100	2,332,138
Shin-Etsu Chemical Co., Ltd.	68,900	3,731,426
SMC Corp.	56,000	8,704,466
Softbank Corp.*^	627,600	18,350,877
Sompo Japan Insurance, Inc.	328,800	4,756,857
Sony Corp.^	26,300	1,214,807
Sumitomo Corp.	654,000	9,289,804
Sumitomo Forestry Co., Ltd.	27,000	272,997
Sumitomo Mitsui Financial Group, Inc.	2,651	29,208,408
Sumitomo Realty & Development Co., Ltd.^	102,000	2,818,204
Suzuki Motor Co.^	386,800	8,867,649
T&D Holdings, Inc.	27,400	2,136,452
Takeda Pharmaceutical Co., Ltd.	75,000	4,265,191
TDK Corp.	22,500	1,691,457
Tokyo Electric Power Co., Inc.^	72,500	1,803,437
Tokyo Electron Ltd.^	153,600	10,570,658
Tokyo Gas Co., Ltd.^	208,000	907,874
Tokyu Corp.^	728,000	4,892,821
Toshiba Corp.^	253,000	1,466,667
Toyota Motor Corp.	39,600	2,158,047
Trend Micro, Inc.^	109,500	3,832,824
Uni-Charm Corp.^	19,600	960,150
Ushio, Inc.	83,000	1,973,176
Yahoo! Japan Corp.	7,810	4,752,589
Yamada Denki Co., Ltd.	50,100	5,761,988
Yamato Transport Co., Ltd.^	371,500	7,588,058

		336,273,404

Luxembourg (0.2%)
SES Global S.A. (FDR)	135,900	2,147,839

Mexico (1.1%)
America Movil S.A. de C.V. (ADR)	367,000	12,573,420

Netherlands (7.0%)
ABN AMRO Holding N.V.	289,345	8,662,730
Aegon N.V.	161,181	2,978,461
Heineken Holding N.V.	28,593	984,075
Heineken N.V.^	196,275	7,439,194
ING Groep N.V. (CVA)^	291,969	$11,518,435
Reed Elsevier N.V.	118,200	1,692,160
Royal Dutch Shell plc, Class A^	427,369	13,353,600
Royal Dutch Shell plc, Class A (ADR)	16,200	1,008,612
Royal Dutch Shell plc, Class B	213,862	6,944,269
Royal KPN N.V.^	1,313,700	14,784,896
Royal Numico N.V.*^	69,383	3,065,519
TNT N.V.	67,700	2,340,658
Unilever N.V. (CVA)	25,100	1,740,474

		76,513,083

Norway (0.1%)
DnB NOR ASA	108,700	1,461,679

Singapore (0.6%)
DBS Group Holdings Ltd.	152,000	1,531,132
Singapore Telecommunications Ltd. (b)	2,634,914	4,315,126
United Overseas Bank Ltd.	108,000	1,041,189

		6,887,447

South Africa (1.1%)
Sasol Ltd.	314,300	11,879,617

South Korea (1.1%)
Samsung Electronics Co., Ltd.	10,680	6,924,715
Samsung Electronics Co., Ltd. (GDR) (m)	10,360	3,385,130
Samsung Electronics Co., Ltd. (Preference)	4,210	2,155,585

		12,465,430

Spain (3.8%)
Altadis S.A.^	63,100	2,825,336
Banco Bilbao Vizcaya Argentaria S.A.^	556,300	11,592,613
Banco Santander Central Hispano S.A.	685,900	10,002,003
Iberdrola S.A.	85,500	2,756,382
Inditex S.A.	62,100	2,393,537
Repsol YPF S.A.^	324,300	9,199,064
Telefonica S.A.	191,308	2,998,071

		41,767,006

Sweden (0.9%)
Atlas Copco AB, Class A	138,600	3,894,607
Scania AB, Class B	22,300	967,115
Telefonaktiebolaget LM Ericsson, Class B	1,467,000	5,571,577

		10,433,299

Switzerland (8.2%)
Adecco S.A. (Registered)^	31,379	1,749,214
Compagnie FinanciereRichemont AG, Class A	271,142	12,967,345
Credit Suisse Group (Registered)	103,454	5,790,764
Geberit A.G. (Registered)	2,000	1,905,344
Holcim Ltd. (Registered)	161,870	12,856,951
Nestle S.A. (Registered)^	32,115	9,510,276
Novartis AG (Registered)^	331,519	18,391,650
Roche Holding AG^	41,566	6,173,593
Swiss Reinsurance (Registered)^	148,994	10,386,313
Swisscom AG (Registered)^	11,688	3,778,689
Synthes, Inc.^	13,040	1,426,882
UBS AG (Registered)	16,201	1,775,249
Xstrata plc	116,450	3,763,045

		90,475,315

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Taiwan (0.3%)
Taiwan Semiconductor Manufacturing Co., Ltd.(ADR)	352,801	$3,549,178

United Kingdom (13.0%)
Anglo American plc	44,100	1,696,630
ARM Holdings plc	394,900	912,728
AstraZeneca plc (London Exchange)	36,700	1,846,083
AstraZeneca plc (Stockholm Exchange)	261,000	13,127,526
BAE Systems plc	540,900	3,947,555
BHP Billiton Ltd. (b)	129,347	2,359,134
Brambles Industries plc	190,300	1,421,842
British Land Co. plc	94,500	2,034,186
Cadbury Schweppes plc	174,143	1,727,783
Carnival plc	74,100	3,637,405
HBOS plc	689,100	11,486,634
HSBC Holdings plc	260,600	4,362,032
Johnston Press plc	103,600	873,788
Kingfisher plc	471,000	1,956,652
Lloyds TSB Group plc	291,300	2,781,537
Northern Rock plc	96,000	1,971,561
Pearson plc	171,200	2,369,702
Reckitt Benckiser plc	56,500	1,985,523
Reed Elsevier plc	811,200	7,767,015
Rio Tinto plc	57,700	2,924,442
Royal Bank of Scotland Group plc (b)	649,100	21,088,054
Scottish & Southern Energy plc	228,400	4,484,661
Standard Chartered plc	274,200	6,810,791
Tesco plc	268,400	1,536,327
Trinity Mirror plc	219,800	2,173,149
Unilever plc	486,800	4,973,395
Vodafone Group plc	12,657,718	26,456,330
Wolseley plc	60,900	1,493,667
Yell Group plc	321,000	3,031,725

		143,237,857

United States (0.1%)
News Corp. (CDI)	66,870	1,106,214

Total Common Stocks (96.2%) (Cost $808,647,907)		1,058,226,663

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (23.2%)
Allstate Life Insurance
4.81%, 4/30/07 (l)	$10,000,000	10,000,000
Bank of America Corp.
4.81%, 8/10/06 (l)	12,500,000	12,500,000
Bank of Nova Scotia N.Y.
4.81%, 5/30/06 (l)	4,999,582	4,999,582
Barclays New York
4.80%, 8/30/06 (l)	9,998,998	9,998,998
Beta Finance, Inc.
4.88%, 3/10/08 (l)	9,996,168	9,996,168
CC USA, Inc.
4.83%, 5/5/06 (l)	4,999,879	4,999,879
4.88%, 2/15/08 (l)	9,996,000	9,996,000
4.88%, 2/20/08 (l)	2,998,800	2,998,800
General Electric Capital Corp.
4.99%, 5/12/06 (l)	2,001,013	2,001,013
Goldman Sachs Group, Inc.
5.04%, 12/28/07 (l)	5,000,000	5,000,000
Manufactures & Traders Trust Co.
4.77%, 6/20/06 (l)	$3,999,973	$3,999,973
Merrill Lynch & Co., Inc.
4.66%, 10/19/06 (l)	5,500,000	5,500,000
Natexis Banques Populaires N.Y.
4.86%, 11/13/06 (l)	14,995,029	14,995,029
Nomura Securities
4.87%, 4/3/06	146,235,780	146,235,780
U.S. Bank N.A.
4.62%, 10/2/06 (l)	4,998,314	4,998,314
Wells Fargo & Co.
4.99%, 3/31/08 (l)	7,500,000	7,500,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		255,719,536

Time Deposit (4.1%)
JPMorgan Chase Nassau
4.26%, 4/3/06	45,026,855	45,026,855

Total Short-Term Investments (27.3%) (Amortized Cost $300,746,391)		300,746,391

Total Investments (123.5%) (Cost/Amortized Cost $1,109,394,298)		1,358,973,054
Other Assets Less Liabilities (-23.5%)		(258,656,045)

Net Assets (100.0%)		$1,100,317,009

Market Sector Diversification
As a Percentage of Total Net Assets
Consumer Discretionary		9.2%
Consumer Staples		5.6
Energy		5.7
Financials
Capital Markets	1.2%
Commercial Banks	16.1
Consumer Finance	1.5
Diversified Financial Services	1.7
Insurance	4.2
Real Estate	2.5
Thrifts & Mortgage Finance	0.2

Total Financials		27.4
Health Care		7.3
Industrials		9.3
Information Technology		11.7
Materials		9.7
Telecommunications Services		8.0
Utilities		2.3
Cash and Other		3.8

		100.0%

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(b)	Illiquid security.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2006.

(m)	Regulation S is an exemption for securities offering that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.

Glossary:

ADR — American Depositary Receipt

CDI — CHESS Depositary Interests

CVA — Dutch Certification

FDR — Finnish Depositary Receipt

GDR — Global Depositary Receipt

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2006 (Unaudited)

At March 31, 2006 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Local Contract Amount (000’s)	Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts
British Pound, expiring 4/12/06	825	$1,456,073	$1,431,023	$(25,050)
British Pound, expiring 4/24/06	3,489	6,150,288	6,053,000	(97,288)
British Pound, expiring 6/14/06	2,041	3,600,409	3,544,011	(56,398)
British Pound, expiring 6/26/06	2,381	4,114,912	4,134,585	19,673

				$(159,063)

Foreign Currency Sell Contracts
Swiss Franc, expiring 4/12/06	1,847	$1,456,073	$1,414,178	$41,895
Canadian Dollar, expiring 4/24/06	7,155	6,150,288	6,136,914	13,374
Swiss Franc, expiring 6/14/06	4,572	3,600,409	3,525,315	75,094
Swiss Franc, expiring 6/26/06	5,366	4,114,911	4,141,780	(26,869)

				$103,494

				$(55,569)

Investment security transactions for the three months ended March 31, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$160,135,878
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$76,558,781

As of March 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$247,645,032
Aggregate gross unrealized depreciation	(7,708,870)

Net unrealized appreciation	$239,936,162

Federal income tax cost of investments	$1,119,036,892

At March 31, 2006, the Portfolio had loaned securities with a total value of $ 242,287,588. This was secured by collateral of $255,719,536 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (9.4%)
Hotels, Restaurants & Leisure (1.6%)
Carnival Corp.	40,900	$1,937,433
Harrah’s Entertainment, Inc.	200	15,592
Las Vegas Sands Corp.*^	105,600	5,983,296
McDonald’s Corp.	145,900	5,013,124
Starwood Hotels & Resorts Worldwide, Inc.	49,900	3,379,727

		16,329,172

Household Durables (0.9%)
D.R. Horton, Inc.	1,066	35,412
Jarden Corp.*^	130,300	4,280,355
Leggett & Platt, Inc.	219,100	5,339,467
Lennar Corp., Class A	600	36,228

		9,691,462

Internet & Catalog Retail (1.1%)
Amazon.com, Inc.*	71,600	2,614,116
Expedia, Inc.*^	234,800	4,759,396
IAC/InterActiveCorp*	155,400	4,579,638

		11,953,150

Media (1.8%)
Cablevision Systems New York Group, Class A*	132,142	3,528,191
Clear Channel Communications, Inc.	61,100	1,772,511
Omnicom Group, Inc.	54,100	4,503,825
Time Warner, Inc.	438,950	7,369,971
Walt Disney Co.	48,100	1,341,509

		18,516,007

Multiline Retail (1.3%)
Dollar Tree Stores, Inc.*^	324,500	8,978,915
Target Corp.	97,700	5,081,377

		14,060,292

Specialty Retail (2.7%)
Autonation, Inc.*	285,500	6,152,525
Home Depot, Inc.	750	31,725
Lowe’s Cos., Inc.	163,900	10,561,716
RadioShack Corp.^	213,900	4,113,297
Williams-Sonoma, Inc.*^	173,900	7,373,360

		28,232,623

Total Consumer Discretionary		98,782,706

Consumer Staples (7.3%)
Beverages (3.0%)
Coca-Cola Co.	109,900	4,601,513
Pepsi Bottling Group, Inc.	146,242	4,444,294
PepsiCo, Inc.	384,300	22,208,697

		31,254,504

Food & Staples Retailing (0.5%)
Costco Wholesale Corp.	48,700	2,637,592
Sysco Corp.	83,000	2,660,150

		5,297,742

Food Products (2.1%)
Campbell Soup Co.	523,600	16,964,640
Kraft Foods, Inc., Class A^	185,600	5,625,536

		22,590,176

Household Products (0.6%)
Procter & Gamble Co.	113,541	6,542,233

Personal Products (0.3%)
Avon Products, Inc.	107,300	3,344,541

Tobacco (0.8%)
Altria Group, Inc.	113,800	8,063,868

Total Consumer Staples		77,093,064

Energy (10.6%)
Energy Equipment & Services (4.4%)
Baker Hughes, Inc.	126,300	$8,638,920
BJ Services Co.	167,600	5,798,960
Schlumberger Ltd.	116,700	14,770,719
Transocean, Inc.*	116,150	9,326,845
Weatherford International Ltd.*	171,000	7,823,250

		46,358,694

Oil & Gas (6.2%)
Anadarko Petroleum Corp.	41,600	4,202,016
Arch Coal, Inc.^	35,600	2,703,464
Burlington Resources, Inc.	800	73,528
Chevron Corp.	85,164	4,936,957
Devon Energy Corp.	800	48,936
Exxon Mobil Corp.	209,358	12,741,528
Kinder Morgan Management LLC*^	87,292	3,840,848
Kinder Morgan, Inc.	138,917	12,778,975
Plains Exploration & Production Co.*^	97,500	3,767,400
Royal Dutch Shell plc, Class A (ADR)	180,250	11,222,365
Royal Dutch Shell plc, Class B (ADR)^	70,252	4,576,918
Williams Cos., Inc.	165,200	3,533,628

		64,426,563

Total Energy		110,785,257

Financials (17.2%)
Capital Markets (0.0%)
Investors Financial Services Corp.^	350	16,405

Commercial Banks (1.9%)
Fifth Third Bancorp.	34,500	1,357,920
Wachovia Corp.	89,900	5,038,895
Wells Fargo & Co.	204,700	13,074,189

		19,471,004

Consumer Finance (6.7%)
AmeriCredit Corp.*	318,800	9,796,724
Capital One Financial Corp.	64,800	5,217,696
SLM Corp.	1,061,000	55,108,340

		70,122,760

Diversified Financial Services (2.8%)
Citigroup, Inc.	700	33,061
JPMorgan Chase & Co	693,560	28,879,838

		28,912,899

Insurance (2.9%)
American International Group, Inc.	97,500	6,443,775
Assurant, Inc.	62,700	3,087,975
Chubb Corp.	77,200	7,367,968
Hartford Financial Services Group, Inc.	65,480	5,274,414
Marsh & McLennan Cos., Inc.	70,000	2,055,200
Prudential Financial, Inc.	775	58,753
RenaissanceReinsurance Holdings Ltd.	82,500	3,598,650
W.R. Berkley Corp.	1,125	65,317
XL Capital Ltd., Class A	47,100	3,019,581

		30,971,633

Real Estate (0.5%)
General Growth Properties, Inc. (REIT)^	118,300	5,781,321

Thrifts & Mortgage Finance (2.4%)
Golden West Financial Corp.	194,800	13,226,920
Hudson City Bancorp, Inc.	204,500	2,717,805

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
IndyMac Bancorp, Inc.^	10,200	$417,486
Washington Mutual, Inc.	209,941	8,947,686

		25,309,897

Total Financials		180,585,919

Health Care (17.4%)
Biotechnology (0.7%)
ImClone Systems, Inc.*^	55,100	1,874,502
Millennium Pharmaceuticals, Inc.*	567,100	5,733,381

		7,607,883

Health Care Equipment & Supplies (1.7%)
Bard (C.R.), Inc.	550	37,295
Baxter International, Inc.	197,800	7,676,618
Fisher Scientific International, Inc.*	200	13,610
Medtronic, Inc.	103,900	5,272,925
Thermo Electron Corp.*	141,000	5,229,690

		18,230,138

Health Care Providers & Services (4.2%)
Aetna, Inc.	800	39,312
Caremark Rx, Inc.*	697	34,278
DaVita, Inc.*	150,425	9,057,089
Laboratory Corp. of America Holdings*	600	35,088
Lincare Holdings, Inc.*	141,000	5,493,360
McKesson Corp.	92,100	4,801,173
Medco Health Solutions, Inc.*	125,500	7,181,110
Omnicare, Inc.	104,900	5,768,451
Triad Hospitals, Inc.*^	54,100	2,266,790
UnitedHealth Group, Inc.	63,610	3,553,255
WellPoint, Inc.*	76,800	5,946,624

		44,176,530

Pharmaceuticals (10.8%)
Allergan, Inc.	262,200	28,448,700
AstraZeneca plc (ADR)	767,000	38,526,410
Endo Pharmaceuticals Holdings, Inc.*	113,800	3,733,778
Forest Laboratories, Inc.*	676,500	30,192,195
Johnson & Johnson	564	33,400
Sepracor, Inc.*^	89,600	4,373,376
Teva Pharmaceutical Industries Ltd. (ADR)	190,225	7,833,466

		113,141,325

Total Health Care		183,155,876

Industrials (12.3%)
Aerospace & Defense (1.3%)
Boeing Co.	29,150	2,271,660
L-3 Communications Holdings, Inc.	33,300	2,856,807
Raytheon Co.	16,700	765,528
Rockwell Collins, Inc.	12,600	710,010
United Technologies Corp.	123,600	7,165,092

		13,769,097

Air Freight & Logistics (0.8%)
FedEx Corp.	350	39,529
United Parcel Service, Inc., Class B	112,400	8,922,312

		8,961,841

Building Products (1.8%)
American Standard Cos., Inc.	432,500	18,536,950

Construction & Engineering (1.3%)
Fluor Corp.	162,900	13,976,820

Electrical Equipment (0.6%)
Cooper Industries Ltd., Class A	66,800	5,804,920
Thomas & Betts Corp.*	1,050	$53,949

		5,858,869

Industrial Conglomerates (4.3%)
General Electric Co.	1,154,900	40,167,422
Textron, Inc.	400	37,356
Tyco International Ltd.	172,750	4,643,520

		44,848,298

Machinery (2.2%)
Danaher Corp.	155,200	9,862,960
Illinois Tool Works, Inc.	124,600	12,000,226
Navistar International Corp.*^	45,900	1,265,922

		23,129,108

Total Industrials		129,080,983

Information Technology (16.3%)
Communications Equipment (2.2%)
Cisco Systems, Inc.*	860,775	18,652,994
QUALCOMM, Inc.	85,500	4,327,155

		22,980,149

Computers & Peripherals (1.7%)
Dell, Inc.*	220,650	6,566,544
Lexmark International, Inc., Class A*	76,300	3,462,494
NCR Corp.*	800	33,432
Seagate Technology*^	276,000	7,267,080

		17,329,550

Electronic Equipment & Instruments (0.9%)
Flextronics International Ltd.*	908,300	9,400,905
Jabil Circuit, Inc.*	500	21,430

		9,422,335

Internet Software & Services (1.4%)
Google, Inc., Class A*	32,900	12,831,000
VeriSign, Inc.*	1,000	23,990
Yahoo!, Inc.*	71,700	2,313,042

		15,168,032

IT Services (1.4%)
Accenture Ltd., Class A	146,400	4,402,248
Affiliated Computer Services, Inc., Class A*	137,900	8,227,114
Computer Sciences Corp.*	225	12,499
Fiserv, Inc.*	900	38,295
Paychex, Inc.	53,300	2,220,478

		14,900,634

Semiconductors & Semiconductor Equipment (3.3%)
Altera Corp.*	201,500	4,158,960
Applied Materials, Inc.	214,100	3,748,891
ASML Holding N.V. (N.Y. Shares)*	8,600	175,182
ATI Technologies, Inc.*^	185,000	3,178,300
Freescale Semiconductor, Inc., Class A*^	162,100	4,508,001
Intel Corp.	403,600	7,809,660
International Rectifier Corp.*^	97,400	4,035,282
KLA-Tencor Corp.	82,200	3,975,192
NVIDIA Corp.*	600	34,356
Silicon Laboratories, Inc.*^	63,500	3,489,325
Texas Instruments, Inc.	400	12,988

		35,126,137

Software (5.4%)
Adobe Systems, Inc.*	325,700	11,373,444
Compuware Corp.*	441,400	3,456,162
Microsoft Corp.	1,011,600	27,525,636
SAP AG (ADR)^	265,000	14,394,800

		56,750,042

Total Information Technology		171,676,879

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Materials (3.2%)
Chemicals (2.2%)
Air Products & Chemicals, Inc.	53,300	$3,581,227
DuPont (E.I.) de Nemours & Co.	84,800	3,579,408
Methanex Corp.	231,000	4,742,430
Potash Corp. of Saskatchewan, Inc.	47,100	4,149,039
Praxair, Inc.	64,300	3,546,145
Rohm & Haas Co.	72,300	3,533,301

		23,131,550

Metals & Mining (0.6%)
Alcoa, Inc.	76,500	2,337,840
Barrick Gold Corp.	136,200	3,710,088

		6,047,928

Paper & Forest Products (0.4%)
International Paper Co.	121,300	4,193,341

Total Materials		33,372,819

Telecommunication Services (4.6%)
Diversified Telecommunication Services (1.3%)
Qwest Communications International, Inc.*	1,039,400	7,067,920
Verizon Communications, Inc.	206,700	7,040,202

		14,108,122

Wireless Telecommunication Services (3.3%)
American Tower Corp., Class A*	304,500	9,232,440
Sprint Nextel Corp.	973,150	25,146,196

		34,378,636

Total Telecommunication Services		48,486,758

Utilities (1.4%)
Electric Utilities (0.2%)
Exelon Corp.	48,400	2,560,360

Gas Utilities (0.0%)
Energen Corp.	1,000	35,000

Independent Power Producers & Energy Traders (0.7%)
AES Corp.*	448,100	7,644,586

Multi-Utilities & Unregulated Power (0.5%)
MDU Resources Group, Inc.^	67,000	2,241,150
NiSource, Inc.	127,300	2,574,006

		4,815,156

Total Utilities		15,055,102

Total Common Stocks (99.7%) (Cost $818,929,562)		1,048,075,363

SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (6.2%)
Bank of America Corp.
4.81%, 8/10/06 (l)	$7,500,000	$7,500,000
BNP Paribas/New York
4.85%, 2/22/08 (l)	2,000,000	2,000,000
CDC Financial Products, Inc.
4.98%, 5/1/06 (l)	2,000,000	2,000,000
Citigroup Global Markets, Inc.
4.95%, 4/7/06 (l)	4,000,000	4,000,000
Merrill Lynch & Co., Inc.
4.66%, 10/19/06 (l)	5,000,000	5,000,000
Nomura Securities
4.87%, 4/3/06	42,437,787	42,437,787
Royal Bank of Canada N.Y.
4.80%, 10/3/06 (l)	2,499,668	2,499,668

Total Short-Term Investments of Cash Collateral for Securities Loaned		65,437,455

Time Deposit (0.5%)
JPMorgan Chase Nassau
4.26%, 4/3/06	4,496,588	4,496,588

Total Short-Term Investments (6.7%) (Amortized Cost $69,934,043)		69,934,043

Total Investments (106.4%) (Cost/Amortized Cost $888,863,605)		1,118,009,406
Other Assets Less Liabilities (-6.4%)		(67,051,433)

Net Assets (100%)		$1,050,957,973

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2006.

Glossary:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2006 (Unaudited)

Investment security transactions for the three months ended March 31, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$81,274,945
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$90,332,159

As of March 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$248,110,545
Aggregate gross unrealized depreciation	(23,289,259)

Net unrealized appreciation	$224,821,286

Federal income tax cost of investments	$893,188,120

At March 31, 2006, the Portfolio had loaned securities with a total value of $64,123,657. This was secured by collateral of $65,437,455 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

The Portfolio has a net capital loss carryforward of $249,913,891, of which $58,311,372 expires in the year 2008, $146,635,332 expires in the year 2009, $2,767,387 expires in the year 2010, and $ 42,199,800 expires in the year 2011.

Included in the capital loss carryforward amounts at December 31, 2005 are $ 204,002,097 of losses acquired from EQ/MFS Research as a result of a tax free reorganization. Certain capital loss carryforwards may be subject to limitations on use pursuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible not all of these capital losses will be available for use.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN U.S. EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (7.7%)
Hotels, Restaurants & Leisure (0.7%)
Carnival Corp.	77,400	$3,666,438
McDonald’s Corp.	51,500	1,769,540
Starwood Hotels & Resorts Worldwide, Inc.	54,600	3,698,058

		9,134,036

Household Durables (0.5%)
Jarden Corp.*^	73,900	2,427,615
Leggett & Platt, Inc.	132,500	3,229,025

		5,656,640

Internet & Catalog Retail (0.3%)
Amazon.com, Inc.*	37,700	1,376,427
Expedia, Inc.*^	93,554	1,896,339

		3,272,766

Media (2.2%)
Cablevision Systems Corp. - New York Group, Class A*	92,064	2,458,109
CBS Corp., Class B	67,000	1,606,660
Clear Channel Communications, Inc.^	181,100	5,253,711
Comcast Corp., Class A*	62,300	1,629,768
Omnicom Group, Inc.	30,300	2,522,475
Time Warner, Inc.	310,300	5,209,937
Viacom, Inc., Class B*	61,700	2,393,960
Walt Disney Co.	174,600	4,869,594

		25,944,214

Multiline Retail (1.3%)
Dollar Tree Stores, Inc.*^	200,700	5,553,369
Target Corp.	185,300	9,637,453

		15,190,822

Specialty Retail (2.7%)
Autonation, Inc.*	79,500	1,713,225
Home Depot, Inc.	51,700	2,186,910
Lowe’s Cos., Inc.	335,200	21,600,288
RadioShack Corp.^	96,100	1,848,003
Williams-Sonoma, Inc.*^	119,000	5,045,600

		32,394,026

Total Consumer Discretionary		91,592,504

Consumer Staples (7.8%)
Beverages (2.2%)
Anheuser-Busch Cos., Inc.	118,658	5,075,003
Coca-Cola Co.	105,800	4,429,846
Pepsi Bottling Group, Inc.	89,400	2,716,866
PepsiCo, Inc.	235,000	13,580,650

		25,802,365

Food & Staples Retailing (1.0%)
Costco Wholesale Corp.	88,600	4,798,576
Sysco Corp.	212,200	6,801,010

		11,599,586

Food Products (2.1%)
Campbell Soup Co.	238,000	7,711,200
H.J. Heinz Co.	49,600	1,880,832
Kraft Foods, Inc., Class A^	195,800	5,934,698
Sara Lee Corp.	155,000	2,771,400
Unilever N.V. (N.Y. Shares)	100,000	6,922,000

		25,220,130

Household Products (0.2%)
Procter & Gamble Co.	42,100	2,425,802

Personal Products (0.8%)
Avon Products, Inc.	327,000	10,192,590

Tobacco (1.5%)
Altria Group, Inc.	250,872	$17,776,790

Total Consumer Staples		93,017,263

Energy (7.5%)
Energy Equipment & Services (3.6%)
Baker Hughes, Inc.	78,500	5,369,400
BJ Services Co.	106,600	3,688,360
Halliburton Co.	57,600	4,205,952
Schlumberger Ltd.	131,124	16,596,364
Transocean, Inc.*	58,200	4,673,460
Weatherford International Ltd.*	182,048	8,328,696

		42,862,232

Oil & Gas (3.9%)
Anadarko Petroleum Corp.	38,400	3,878,784
Arch Coal, Inc.^	26,700	2,027,598
Chevron Corp.	107,448	6,228,761
Exxon Mobil Corp.	134,090	8,160,717
Kinder Morgan Management LLC*^	12,400	545,600
Kinder Morgan, Inc.	60,040	5,523,080
Royal Dutch Shell plc, Class A (ADR)	258,000	16,063,080
Royal Dutch Shell plc, Class B (ADR)^	65,795	4,286,544

		46,714,164

Total Energy		89,576,396

Financials (16.8%)
Capital Markets (0.4%)
Goldman Sachs Group, Inc.	14,800	2,323,008
State Street Corp.	34,500	2,084,835

		4,407,843

Commercial Banks (1.9%)
Fifth Third Bancorp	113,100	4,451,616
Wells Fargo & Co.	278,900	17,813,343

		22,264,959

Consumer Finance (3.2%)
AmeriCredit Corp.*	92,100	2,830,233
Capital One Financial Corp.	41,800	3,365,736
SLM Corp.	606,407	31,496,779

		37,692,748

Diversified Financial Services (2.5%)
JPMorgan Chase & Co.	720,576	30,004,785

Insurance (3.2%)
American International Group, Inc.	147,000	9,715,230
Berkshire Hathaway, Inc., Class A*	106	9,577,100
Chubb Corp.	45,400	4,332,976
Everest Reinsurance Group Ltd.	21,300	1,988,781
Hartford Financial Services Group, Inc.	26,600	2,142,630
Marsh & McLennan Cos., Inc.	222,300	6,526,728
XL Capital Ltd., Class A	58,800	3,769,668

		38,053,113

Real Estate (0.3%)
General Growth Properties, Inc. (REIT)^	67,100	3,279,177

Thrifts & Mortgage Finance (5.3%)
Fannie Mae	257,294	13,224,912
Freddie Mac	162,700	9,924,700
Golden West Financial Corp.	330,800	22,461,320
Hudson City Bancorp, Inc.	494,500	6,571,905
IndyMac Bancorp, Inc.^	18,300	749,019

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN U.S. EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Washington Mutual, Inc.	251,600	$10,723,192

		63,655,048

Total Financials		199,357,673

Health Care (15.5%)
Biotechnology (1.0%)
Amgen, Inc.*	50,900	3,702,975
ImClone Systems, Inc.*^	151,000	5,137,020
Millennium Pharmaceuticals, Inc.*^	272,700	2,756,997

		11,596,992

Health Care Equipment & Supplies (1.3%)
Baxter International, Inc.	224,500	8,712,845
Medtronic, Inc.	134,000	6,800,500

		15,513,345

Health Care Providers & Services (4.2%)
DaVita, Inc.*	156,350	9,413,833
Lincare Holdings, Inc.*	116,400	4,534,944
McKesson Corp.	158,700	8,273,031
Medco Health Solutions, Inc.*	138,300	7,913,526
Omnicare, Inc.	104,700	5,757,453
UnitedHealth Group, Inc.	44,000	2,457,840
WellPoint, Inc.*	154,200	11,939,706

		50,290,333

Pharmaceuticals (9.0%)
Allergan, Inc.^	191,406	20,767,551
AstraZeneca plc (ADR)	637,400	32,016,602
Eli Lilly & Co.	120,830	6,681,899
Forest Laboratories, Inc.*	620,746	27,703,894
Pfizer, Inc.	225,839	5,627,908
Sepracor, Inc.*^	68,000	3,319,080
Teva Pharmaceutical Industries Ltd. (ADR)^	279,500	11,509,810

		107,626,744

Total Health Care		185,027,414

Industrials (10.9%)
Aerospace & Defense (1.6%)
Raytheon Co.	34,000	1,558,560
United Technologies Corp	298,462	17,301,842

		18,860,402

Air Freight & Logistics (1.1%)
United Parcel Service, Inc., Class B	161,200	12,796,056

Building Products (0.9%)
American Standard Cos., Inc.	252,500	10,822,150

Construction & Engineering (1.5%)
Fluor Corp.	207,600	17,812,080

Electrical Equipment (0.9%)
Cooper Industries Ltd., Class A	93,900	8,159,910
Emerson Electric Co.	39,300	3,286,659

		11,446,569

Industrial Conglomerates (3.3%)
General Electric Co.	950,128	33,045,452
Siemens AG (ADR)^	31,700	2,953,489
Tyco International Ltd.	107,500	2,889,600

		38,888,541

Machinery (1.6%)
Danaher Corp.	157,200	9,990,060
Illinois Tool Works, Inc.	89,600	8,629,376

		18,619,436

Total Industrials		129,245,234

Information Technology (24.2%)
Communications Equipment (3.1%)
Cisco Systems, Inc.*	1,098,312	23,800,421
Corning, Inc.*	330,100	$8,882,991
QUALCOMM, Inc.	75,600	3,826,116

		36,509,528

Computers & Peripherals (3.3%)
Dell, Inc.*	138,800	4,130,688
Hewlett-Packard Co.	93,635	3,080,592
International Business Machines Corp.	30,238	2,493,728
Lexmark International, Inc., Class A*^	78,200	3,548,716
SanDisk Corp.*^	294,400	16,933,888
Seagate Technology*^	223,400	5,882,122
Sun Microsystems, Inc.*	588,100	3,016,953

		39,086,687

Electronic Equipment & Instruments (0.8%)
Agilent Technologies, Inc.*	74,706	2,805,210
Flextronics International Ltd.*	706,500	7,312,275

		10,117,485

Internet Software & Services (1.8%)
eBay, Inc.*	122,484	4,784,225
Google, Inc., Class A*	34,400	13,416,000
Yahoo!, Inc.*	102,000	3,290,520

		21,490,745

IT Services (1.2%)
Accenture Ltd., Class A	88,000	2,646,160
Affiliated Computer Services, Inc., Class A*	118,800	7,087,608
Automatic Data Processing, Inc.	73,300	3,348,344
Paychex, Inc.	36,600	1,524,756

		14,606,868

Semiconductors & Semiconductor Equipment (9.4%)
Altera Corp.*	716,400	14,786,496
Applied Materials, Inc.	942,682	16,506,362
ASML Holding N.V. (N.Y. Shares)*^	139,300	2,837,541
ATI Technologies, Inc.*^	217,400	3,734,932
Credence Systems Corp.*^	110,000	807,400
Fairchild Semiconductor International, Inc.*^	168,700	3,217,109
Freescale Semiconductor, Inc., Class A*^	293,200	8,153,892
Intel Corp.	914,503	17,695,633
International Rectifier Corp.*^	243,300	10,079,919
KLA-Tencor Corp.	320,300	15,489,708
Linear Technology Corp.	122,500	4,297,300
Novellus Systems, Inc.*	60,500	1,452,000
Silicon Laboratories, Inc.*^	60,400	3,318,980
Teradyne, Inc.*^	170,500	2,644,455
Xilinx, Inc.	266,800	6,792,728

		111,814,455

Software (4.6%)
Adobe Systems, Inc.*	275,300	9,613,476
Microsoft Corp.	1,141,852	31,069,793
SAP AG (ADR)^	255,300	13,867,896

		54,551,165

Total Information Technology		288,176,933

Materials (3.5%)
Chemicals (1.6%)
Air Products & Chemicals, Inc.	41,507	2,788,855
Dow Chemical Co.	92,100	3,739,260
DuPont (E.I.) de Nemours & Co.	28,100	1,186,101
Huntsman Corp.*	235,800	4,550,940
Methanex Corp.	105,900	2,174,127
Potash Corp. of Saskatchewan, Inc.^	19,000	1,673,710

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN U.S. EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Praxair, Inc.	20,700	$1,141,605
Rohm & Haas Co.	23,800	1,163,106

		18,417,704

Metals & Mining (1.7%)
Alcoa, Inc.	398,300	12,172,048
Barrick Gold Corp.^	154,000	4,194,960
Newmont Mining Corp.	78,100	4,052,609

		20,419,617

Paper & Forest Products (0.2%)
International Paper Co.	82,900	2,865,853

Total Materials		41,703,174

Telecommunication Services (3.0%)
Diversified Telecommunication Services (1.2%)
AT&T, Inc.*	70,000	1,892,800
Qwest Communications International, Inc.*	807,000	5,487,600
Verizon Communications, Inc.	206,300	7,026,578

		14,406,978

Wireless Telecommunication Services (1.8%)
American Tower Corp., Class A*	93,700	2,840,984
Sprint Nextel Corp.	708,900	18,317,976

		21,158,960

Total Telecommunication Services		35,565,938

Utilities (1.2%)
Electric Utilities (0.2%)
Exelon Corp.	42,600	2,253,540

Independent Power Producers & Energy Traders (0.8%)
AES Corp.*	456,600	7,789,596
Duke Energy Corp.*	56,300	1,641,145

		9,430,741

Multi-Utilities & Unregulated Power (0.2%)
MDU Resources Group, Inc.^	80,200	2,682,690

Total Utilities		14,366,971

Total Common Stocks (98.1%) (Cost $983,213,074)		1,167,629,500

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (9.0%)
Bank of America Corp.
4.81%, 8/10/06 (l)	$5,500,000	$5,500,000
BNP Paribas/New York
4.85%, 2/22/08 (l)	3,000,000	3,000,000
CC USA, Inc.
4.92%, 8/3/06 (l)	4,000,393	4,000,393
4.88%, 2/20/08 (l)	6,497,400	6,497,400
General Electric Capital Corp.
4.99%, 5/12/06 (l)	2,001,013	2,001,013
Merrill Lynch & Co., Inc.
4.66%, 10/19/06 (l)	5,000,000	5,000,000
Nomura Securities
4.87%, 4/3/06	81,364,617	81,364,617

Total Short-Term Investments of Cash Collateral for Securities Loaned		107,363,423

Time Deposit (2.0%)
JPMorgan Chase Nassau
4.26%, 4/3/06	24,001,836	24,001,836

Total Short-Term Investments (11.0%) (Amortized Cost $131,365,259)		131,365,259

Total Investments (109.1%) (Cost/Amortized Cost $1,114,578,333)		1,298,994,759
Other Assets Less Liabilities (-9.1%)		(108,461,028)

Net Assets (100%)		$1,190,533,731

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2006.

Glossary:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

Investment security transactions for the three months ended March 31, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$82,021,829
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$82,516,974

As of March 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$209,461,395
Aggregate gross unrealized depreciation	(28,160,328)

Net unrealized appreciation	$181,301,067

Federal income tax cost of investments	$1,117,693,692

At March 31, 2006, the Portfolio had loaned securities with a total value of $104,674,306. This was secured by collateral of $107,363,423 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAYWOOD-SCHOLL HIGH-YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Financials (0.2%)
Diversified Financial Services (0.2%)
Leucadia National Corp.	3,909	$233,211

Total Financials		233,211

Information Technology (0.0%)
Computers & Peripherals (0.0%)
Axiohm Transaction Solutions, Inc.*†	4,056	—

Total Information Technology		—

Telecommunication Services (0.0%)
Diversified Telecommunication Services (0.0%)
NTL, Inc.*	2,197	63,955
XO Holdings, Inc.*	1,251	4,941

Total Telecommunication Services		68,896

Total Common Stocks (0.2%) (Cost $2,213,193)		302,107

	Principal Amount
LONG-TERM DEBT SECURITIES:
Consumer Discretionary (27.5%)
Auto Components (0.4%)
TRW Automotive, Inc.
9.375%, 2/15/13	$487,000	526,569

Automobiles (2.0%)
Ford Motor Credit Co.
7.875%, 6/15/10	2,390,000	2,240,546
7.000%, 10/1/13	600,000	536,644

		2,777,190

Distributors (0.5%)
Buhrmann U.S., Inc.
8.250%, 7/1/14	600,000	624,000

Diversified Consumer Services (1.4%)
Alderwoods Group, Inc.
7.750%, 9/15/12	700,000	719,250
Carriage Services, Inc.
7.875%, 1/15/15	600,000	610,500
Service Corp. International
7.700%, 4/15/09	75,000	77,437
6.750%, 4/1/16	525,000	519,750

		1,926,937

Hotels, Restaurants & Leisure (8.4%)
American Casino & Entertainment
Properties LLC
7.850%, 2/1/12	595,000	609,875
Boyd Gaming Corp.
7.750%, 12/15/12	725,000	759,437
6.750%, 4/15/14	375,000	374,062
Caesars Entertainment, Inc.
7.875%, 3/15/10	600,000	637,500
8.125%, 5/15/11	400,000	435,000
Hilton Hotels Corp.
8.250%, 2/15/11	750,000	811,698
Intrawest Corp.
7.500%, 10/15/13	500,000	506,875
Landry’s Restaurants, Inc., Series B
7.500%, 12/15/14	910,000	878,150
Mandalay Resort Group, Series B
10.250%, 8/1/07	125,000	131,563
MGM MIRAGE
6.000%, 10/1/09	300,000	295,500
8.500%, 9/15/10	600,000	642,000
6.750%, 9/1/12	$500,000	$499,375
6.625%, 7/15/15	225,000	221,344
Mohegan Tribal Gaming Authority
6.375%, 7/15/09	200,000	199,000
7.125%, 8/15/14	225,000	226,688
Restaurant Co.
10.000%, 10/1/13	650,000	620,750
Royal Caribbean Cruises Ltd.
8.000%, 5/15/10	700,000	748,541
San Pasqual Casino
8.000%, 9/15/13 §	575,000	580,750
Seneca Gaming Corp.
7.250%, 5/1/12	465,000	469,650
Series B,
7.250%, 5/1/12	235,000	237,350
Sheraton Holding Corp.
7.375%, 11/15/15	150,000	162,000
Starwood Hotels & Resorts Worldwide, Inc.
7.875%, 5/1/12	800,000	870,000
Station Casinos, Inc.
6.875%, 3/1/16	375,000	376,875
6.625%, 3/15/18 §	200,000	195,500

		11,489,483

Household Durables (1.1%)
Interface, Inc.
10.375%, 2/1/10	350,000	383,250
K Hovnanian Enterprises, Inc.
6.000%, 1/15/10	225,000	215,563
Standard-Pacific Corp.
6.875%, 5/15/11	675,000	644,625
7.000%, 8/15/15	225,000	208,125

		1,451,563

Internet & Catalog Retail (0.3%)
FTD, Inc.
7.750%, 2/15/14	389,000	386,082

Leisure Equipment & Products (0.6%)
Steinway Musical Instruments, Inc.
7.000%, 3/1/14 §	765,000	765,000

Media (7.9%)
CBD Media, Inc.
8.625%, 6/1/11	175,000	177,406
CSC Holdings, Inc.
7.250%, 7/15/08	450,000	454,500
Series B
8.125%, 7/15/09	210,000	217,088
Dex Media East LLC/Dex Media East Finance Co.
9.875%, 11/15/09	100,000	106,750
12.125%, 11/15/12	325,000	371,312
Dex Media West LLC/Dex Media Finance Co., Series B
8.500%, 8/15/10	820,000	867,150
9.875%, 8/15/13	440,000	486,750
DirecTV Holdings LLC
8.375%, 3/15/13	32,000	34,160
6.375%, 6/15/15	675,000	666,562
Echostar DBS Corp.
6.375%, 10/1/11	250,000	244,375
Houghton Mifflin Co.
8.250%, 2/1/11	450,000	465,750
Imax Corp.
9.625%, 12/1/10	500,000	530,000
Inmarsat Finance plc
7.625%, 6/30/12	575,000	589,375

EQ ADVISORS TRUST

EQ/CAYWOOD-SCHOLL HIGH-YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
Mediacom LLC
9.500%, 1/15/13	$275,000	$272,250
Primedia, Inc.
8.875%, 5/15/11	400,000	390,000
Quebecor Media, Inc.
7.750%, 3/15/16 §	900,000	924,750
R.H. Donnelley Corp.
6.875%, 1/15/13	350,000	327,250
6.875%, 1/15/13 §	650,000	607,750
6.875%, 1/15/13 § (b)	950,000	888,250
R.H. Donnelley, Inc.
10.875%, 12/15/12	225,000	249,469
Rogers Cable, Inc.
6.250%, 6/15/13	275,000	272,250
6.750%, 3/15/15	175,000	178,500
Sinclair Broadcast Group, Inc.
8.750%, 12/15/11	350,000	367,938
Videotron Ltee
6.875%, 1/15/14	350,000	351,750
6.375%, 12/15/15	700,000	685,125

		10,726,460

Multiline Retail (1.5%)
Bon-Ton Stores, Inc.
10.250%, 3/15/14 § (b)	350,000	336,700
Neiman Marcus Group, Inc.
9.000%, 10/15/15 §	750,000	793,125
Term Loan
7.340%, 4/6/13	569,620	577,402
Saks, Inc.
8.250%, 11/15/08	350,000	361,375

		2,068,602

Specialty Retail (1.3%)
Asbury Automotive Group, Inc.
9.000%, 6/15/12	100,000	102,125
8.000%, 3/15/14	175,000	175,437
Pantry, Inc.
7.750%, 2/15/14	1,410,000	1,434,675
PETCO Animal Supplies, Inc.
10.750%, 11/1/11	22,000	23,595

		1,735,832

Textiles, Apparel & Luxury Goods (2.1%)
INVISTA
9.250%, 5/1/12 §	450,000	481,500
Levi Strauss & Co.
9.280%, 4/1/12 (l)	300,000	310,500
9.750%, 1/15/15	1,020,000	1,073,550
Perry Ellis International, Inc.,
Series B
8.875%, 9/15/13	450,000	450,000
Phillips-Van Heusen Corp.
7.250%, 2/15/11	450,000	459,000
8.125%, 5/1/13	125,000	132,500

		2,907,050

Total Consumer Discretionary		37,384,768

Consumer Staples (4.3%)
Beverages (0.7%)
Constellation Brands, Inc., Series B
8.125%, 1/15/12	400,000	419,500
Cott Beverages, Inc.
8.000%, 12/15/11	525,000	536,812

		956,312

Food & Staples Retailing (1.7%)
Delhaize America, Inc.
8.125%, 4/15/11	1,075,000	1,160,504
Ingles Markets, Inc.
8.875%, 12/1/11	675,000	705,375
Jean Coutu Group PJC, Inc.
7.625%, 8/1/12	$425,000	$413,313

		2,279,192

Food Products (1.1%)
Dole Foods Co.
8.625%, 5/1/09	382,000	383,910
Smithfield Foods, Inc.
7.625%, 2/15/08	350,000	357,000
Series B
7.750%, 5/15/13	775,000	798,250

		1,539,160

Household Products (0.6%)
Central Garden & Pet Co.
9.125%, 2/1/13	775,000	813,750

Personal Products (0.2%)
Elizabeth Arden, Inc.
7.750%, 1/15/14	325,000	333,125

Total Consumer Staples		5,921,539

Energy (10.3%)
Energy Equipment & Services (2.4%)
Atlas Pipeline Partners LP
8.125%, 12/15/15 §	1,000,000	1,042,500
Dresser-Rand Group, Inc.
7.625%, 11/1/14 §	930,000	948,600
Hanover Compressor Co.
7.500%, 4/15/13	125,000	125,000
Hanover Equipment Trust, Series 01-B
8.750%, 9/1/11	475,000	496,969
Universal Compression, Inc.
7.250%, 5/15/10	725,000	735,875

		3,348,944

Oil & Gas (7.9%)
AmeriGas Partners LP
7.250%, 5/20/15	225,000	225,000
AmeriGas Partners LP/AmeriGas Eagle Finance Corp
7.125%, 5/20/16	925,000	920,375
Chesapeake Energy Corp.
6.625%, 1/15/16	1,400,000	1,396,500
Compton Petroleum Finance Corp.
7.625%, 12/1/13	275,000	275,000
7.625%, 12/1/13 §	225,000	225,000
Denbury Resources, Inc.
7.500%, 12/15/15	375,000	390,000
El Paso Corp.
7.000%, 5/15/11	200,000	200,750
7.875%, 6/15/12	1,500,000	1,561,875
Ferrellgas Escrow LLC/Ferrellgas Finance Escrow Corp.
6.750%, 5/1/14	625,000	601,563
Massey Energy Co.
6.625%, 11/15/10	200,000	203,500
6.875%, 12/15/13 §	250,000	245,000
Pacific Energy Partner LP/Pacific Energy Finance Corp.
6.250%, 9/15/15	375,000	365,625
Pogo Producing Co.
6.875%, 10/1/17	1,025,000	1,012,187
Southern Natural Gas Co.
6.700%, 10/1/07	475,000	477,242
8.875%, 3/15/10	375,000	398,906
Teekay Shipping Corp.
8.875%, 7/15/11	750,000	825,000
Whiting Petroleum Corp.
7.000%, 2/1/14	200,000	198,000

EQ ADVISORS TRUST

EQ/CAYWOOD-SCHOLL HIGH-YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
Williams Cos., Inc.
7.125%, 9/1/11	$650,000	$668,687
YPF Sociedad Anonima
9.125%, 2/24/09	500,000	531,250

		10,721,460

Total Energy		14,070,404

Financials (5.7%)
Capital Markets (1.2%)
Arch Western Finance LLC
6.750%, 7/1/13	300,000	297,750
Basell AF SCA
8.375%, 8/15/15 §	700,000	694,750
E*Trade Group, Inc.
7.375%, 9/15/13	625,000	637,500

		1,630,000

Commercial Banks (0.5%)
Western Financial Bank FSB
9.625%, 5/15/12	575,000	645,437

Consumer Finance (0.7%)
General Motors Acceptance Corp.
6.875%, 9/15/11	1,100,000	1,025,287

Diversified Financial Services (1.7%)
American Real Estate Financial Corp.
7.125%, 2/15/13	200,000	197,000
BCP Crystal U.S. Holdings Corp.
9.625%, 6/15/14	406,000	449,645
Dollar Financial Group, Inc.
9.750%, 11/15/11	675,000	708,750
Rainbow National Services LLC
10.375%, 9/1/14 §	550,000	616,000
Thornburg Mortgage, Inc.
8.000%, 5/15/13	400,000	398,000

		2,369,395

Real Estate (1.5%)
Felcor Lodging LP (REIT)
9.000%, 6/1/11	775,000	848,625
HMH Properties, Inc., Series B
7.875%, 8/1/08	9,000	9,068
Host Marriott LP (REIT)
9.500%, 1/15/07	475,000	488,062
7.000%, 8/15/12	125,000	127,656
MeriStar Hospitality Corp. (REIT)
9.125%, 1/15/11	250,000	289,375
Ventas Realty LP/Ventas Capital Corp. (REIT)
7.125%, 6/1/15	275,000	282,563

		2,045,349

Thrifts & Mortgage Finance (0.1%)
Residential Capital Corp.
6.375%, 6/30/10	75,000	75,557

Total Financials		7,791,025

Health Care (5.6%)
Health Care Equipment & Supplies (0.9%)
Accellent, Inc.
10.500%, 12/1/13	780,000	832,650
Fisher Scientific International, Inc.
6.125%, 7/1/15	75,000	73,219
WH Holdings Ltd./ WH Capital Corp.
9.500%, 4/1/11	240,000	259,200

		1,165,069

Health Care Providers & Services (3.4%)
DaVita, Inc.
6.625%, 3/15/13	$1,000,000	$997,500
HCA, Inc.
6.950%, 5/1/12	575,000	580,554
6.500%, 2/15/16	1,300,000	1,266,534
7.500%, 11/6/33	75,000	73,438
U.S. Oncology Holdings, Inc.
10.320%, 3/15/15 (l)	900,000	902,250
U.S. Oncology, Inc.
9.000%, 8/15/12	750,000	776,250

		4,596,526

Pharmaceuticals (1.3%)
Angiotech Pharmaceuticals, Inc.
7.750%, 4/1/14 §	725,000	732,250
Mylan Laboratories, Inc.
5.750%, 8/15/10	75,000	74,062
6.375%, 8/15/15	300,000	301,500
Omnicare, Inc.
6.750%, 12/15/13	700,000	696,500

		1,804,312

Total Health Care		7,565,907

Industrials (8.9%)
Aerospace & Defense (1.7%)
Alliant Techsystems, Inc.
6.750%, 4/1/16	200,000	202,500
Argo-Tech Corp.
9.250%, 6/1/11	450,000	474,750
Bombardier, Inc.
6.750%, 5/1/12 §	225,000	214,875
DRS Technologies, Inc.
6.625%, 2/1/16	450,000	447,750
Esterline Technologies Corp.
7.750%, 6/15/13	225,000	231,187
L-3 Communications Corp.
6.125%, 7/15/13	75,000	73,125
5.875%, 1/15/15	150,000	142,875
Series B
6.375%, 10/15/15	75,000	73,875
Moog, Inc.
6.250%, 1/15/15	450,000	443,250

		2,304,187

Building Products (0.8%)
Goodman Global Holding Co., Inc.
7.875%, 12/15/12	1,090,000	1,076,375

Commercial Services & Supplies (2.8%)
Adesa, Inc.
7.625%, 6/15/12	800,000	818,000
Allied Waste North America,
Series B
8.875%, 4/1/08	100,000	105,000
5.750%, 2/15/11	750,000	714,375
Browning-Ferris Industries, Inc.
6.375%, 1/15/08	150,000	150,000
Corrections Corp. of America
7.500%, 5/1/11	325,000	334,750
6.750%, 1/31/14	375,000	379,219
United Rentals North America, Inc.
6.500%, 2/15/12	1,350,000	1,323,000

		3,824,344

Electrical Equipment (1.0%)
Dresser, Inc.
9.375%, 4/15/11	750,000	785,625
General Cable Corp.
9.500%, 11/15/10	350,000	378,000

EQ ADVISORS TRUST

EQ/CAYWOOD-SCHOLL HIGH-YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
Thomas & Betts Corp.
7.250%, 6/1/13	$200,000	$210,629

		1,374,254

Machinery (2.4%)
Briggs & Stratton Corp.
8.875%, 3/15/11	675,000	745,875

Case New Holland, Inc.
6.000%, 6/1/09	300,000	292,500
9.250%, 8/1/11	700,000	747,250
7.125%, 3/1/14 §	375,000	370,312
Douglas Dynamics LLC
7.750%, 1/15/12 §	350,000	339,500
Navistar International Corp., Series B
9.375%, 6/1/06	250,000	250,000
Trinity Industries, Inc.
6.500%, 3/15/14	450,000	450,000

		3,195,437

Road & Rail (0.2%)
Hertz Corp.
8.875%, 1/1/14 §	275,000	285,313

Total Industrials		12,059,910

Information Technology (2.7%)
Communications Equipment (0.4%)
American Towers, Inc.
7.250%, 12/1/11	475,000	495,188

IT Services (1.3%)
SunGard Data Systems, Inc.
9.125%, 8/15/13 §	750,000	793,125
4.875%, 1/15/14	1,100,000	970,750

		1,763,875

Office Electronics (1.0%)
Xerox Corp.
7.125%, 6/15/10	200,000	207,000
7.625%, 6/15/13	175,000	184,188
6.400%, 3/15/16	100,000	99,250
7.200%, 4/1/16	875,000	920,937

		1,411,375

Total Information Technology		3,670,438

Materials (9.7%)
Chemicals (2.7%)
Equistar Chemicals LP
10.625%, 5/1/11	500,000	541,250
Huntsman International LLC
9.875%, 3/1/09	175,000	182,875
Nalco Co.
7.750%, 11/15/11	950,000	961,875
PolyOne Corp.
8.875%, 5/1/12	500,000	512,500
Rockwood Specialties Group, Inc.
7.500%, 11/15/14	850,000	854,250
Westlake Chemical Corp.
6.625%, 1/15/16	650,000	642,687

		3,695,437

Construction Materials (0.5%)
Texas Industries, Inc.
7.250%, 7/15/13	450,000	463,500
U.S. Concrete, Inc.
8.375%, 4/1/14	250,000	257,500

		721,000

Containers & Packaging (1.9%)
Crown Americas, Inc.
7.750%, 11/15/15 §	700,000	726,250
Owens-Brockway Glass Container, Inc.
8.875%, 2/15/09	$325,000	$338,406
8.750%, 11/15/12	150,000	160,500
Owens-Illinois, Inc.
7.350%, 5/15/08	1,325,000	1,338,250

		2,563,406

Metals & Mining (2.5%)
AK Steel Holding Corp.
7.750%, 6/15/12	775,000	783,719
California Steel Industries, Inc.
6.125%, 3/15/14	425,000	405,875
Foundation PA Coal Co.
7.250%, 8/1/14	800,000	812,000
International Steel Group, Inc.
6.500%, 4/15/14	75,000	74,625
Ispat Inland ULC
9.750%, 4/1/14	292,000	330,325
Novelis, Inc.
7.250%, 2/15/15 §	475,000	456,000
Steel Dynamics, Inc.
9.500%, 3/15/09	450,000	471,375
United States Steel Corp.
10.750%, 8/1/08	33,000	36,300

		3,370,219

Paper & Forest Products (2.1%)
Bowater, Inc.
6.500%, 6/15/13	735,000	685,388
Buckeye Technologies, Inc.
8.500%, 10/1/13	400,000	403,000
Catalyst Paper Corp.
7.375%, 3/1/14	75,000	70,875
Georgia-Pacific Corp.
8.125%, 5/15/11	925,000	962,000
Plastipak Holdings, Inc.
8.500%, 12/15/15 §	700,000	714,000

		2,835,263

Total Materials		13,185,325

Telecommunication Services (9.0%)
Diversified Telecommunication Services (3.4%)
Citizens Communications Co.
6.250%, 1/15/13	750,000	729,375
Hawaiian Telcom Communications, Inc.
9.750%, 5/1/13 §	500,000	502,500
12.500%, 5/1/15 §	325,000	321,750
PanAmSat Corp.
6.375%, 1/15/08	75,000	75,094
9.000%, 8/15/14	406,000	427,315
Pathnet, Inc.
12.250%, 4/15/08 †(h)	249,083	—
Qwest Communications International, Inc.
7.500%, 2/15/14	275,000	283,250
Qwest Corp.
8.875%, 3/15/12	800,000	894,000
Time Warner Telecom Holdings, Inc.
9.250%, 2/15/14	1,265,000	1,356,712
Williams Communications
Group, Inc.
11.700%, 8/1/08 †(h)	575,000	—

		4,589,996

Wireless Telecommunication Services (5.6%)
American Cellular Corp., Series B
10.000%, 8/1/11	1,000,000	1,085,000
Dobson Cellular Systems
8.375%, 11/1/11	800,000	846,000

EQ ADVISORS TRUST

EQ/CAYWOOD-SCHOLL HIGH-YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
9.875%, 11/1/12	$400,000	$437,000
Intelsat Bermuda Ltd.
8.250%, 1/15/13 §	175,000	178,063
8.875%, 1/15/15 §	850,000	877,625
Intelsat Subsidiary Holdings Co., Ltd
9.614%, 1/15/12 (l)	45,000	45,731
New Skies Satellites N.V.
9.125%, 11/1/12	300,000	321,750
Nextel Communications, Inc., Series F
5.950%, 3/15/14	1,125,000	1,113,778
Rogers Wireless, Inc.
9.625%, 5/1/11	275,000	315,906
7.500%, 3/15/15	1,000,000	1,072,500
SBA Communications Corp.
8.500%, 12/1/12	260,000	288,600
Zeus Special Subsidiary Ltd.
0.000%, 2/1/15 § (e)	1,500,000	1,038,750

		7,620,703

Total Telecommunication Services		12,210,699

Utilities (8.3%)
Electric Utilities (2.3%)
Edison Mission Energy
9.875%, 4/15/11	375,000	423,750
Inergy LP/Inergy Finance Corp.
6.875%, 12/15/14	200,000	190,000
Midwest Generation LLC
8.750%, 5/1/34	450,000	487,125
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc.
8.500%, 9/1/10	450,000	477,000
Nevada Power Co.
6.500%, 4/15/12	300,000	305,773
Sierra Pacific Resources
8.625%, 3/15/14	400,000	434,170
6.750%, 8/15/17 §	150,000	150,562
Tenaska Alabama Partners LP
7.000%, 6/30/21 §	665,052	667,209

		3,135,589

Gas Utilities (0.7%)
ANR Pipeline Co.
8.875%, 3/15/10	50,000	53,188
Colorado Interstate Gas Co.
6.800%, 11/15/15 § (b)	350,000	356,085
Suburban Propane Partners LP
6.875%, 12/15/13	500,000	480,000

		889,273

Independent Power Producers & Energy Traders (3.1%)
Dynegy Holdings, Inc.
9.875%, 7/15/10 §	250,000	274,958
Mirant North America LLC
7.375%, 12/31/13 §	1,025,000	1,045,500
NRG Energy, Inc.
7.375%, 2/1/16	1,700,000	1,736,125
Targa Resources, Inc.
6.830%, 10/31/07	500,000	501,250
TXU Corp., Series P
5.550%, 11/15/14	750,000	701,547

		4,259,380

Multi-Utilities & Unregulated Power (2.2%)
AES Corp.
8.750%, 6/15/08	225,000	234,563
9.500%, 6/1/09	400,000	431,000
8.875%, 2/15/11	200,000	215,500
8.750%, 5/15/13 §	200,000	216,000
CMS Energy Corp.
8.900%, 7/15/08	150,000	159,375
7.500%, 1/15/09	$775,000	$797,281
7.750%, 8/1/10	50,000	52,375
6.875%, 12/15/15	150,000	151,688
Reliant Energy, Inc.
9.250%, 7/15/10	350,000	350,437
9.500%, 7/15/13	200,000	200,250
6.750%, 12/15/14	50,000	44,125
TECO Energy, Inc.
7.500%, 6/15/10	150,000	157,875

		3,010,469

Total Utilities		11,294,711

Total Long-Term Debt Securities (92.0%) (Cost $123,872,631)		125,154,726

	Number of Contracts
WARRANTS:
Health Care (0.1%)
Biotechnology (0.1%)
Charles River Laboratories International, Inc., $5.19, expiring 10/1/09* †	250	83,233

Total Health Care		83,233

Information Technology (0.0%)
Communications Equipment (0.0%)
Loral Space & Communications, $23.70, expiring 12/26/06* †	5,235	—
Loral Space & Communications, $0.14, expiring 1/15/07* †	600	—

		—

Internet Software & Services (0.0%)
Verado Holdings, Inc., $0.01, expiring 4/15/08* †	300	—

Total Information Technology		—

Telecommunication Services (0.0%)
Diversified Telecommunication Services (0.0%)
Pathnet, Inc., $0.01, expiring 4/15/08* †	250	—
XO Holdings, Inc., $6.25, expiring 1/16/10*	2,504	1,127
XO Holdings, Inc., $7.50, expiring 1/16/10*	1,878	751
XO Holdings, Inc., $10.00, expiring 1/16/10*	1,878	470

		2,348

Total Telecommunication Services		2,348

Total Warrants (0.1%) (Cost $5,940)		85,581

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (5.5%)
JPMorgan Chase Nassau 4.26%, 4/3/06 (Amortized Cost $7,489,680)	$7,489,680	7,489,680

Total Investments (97.8%) (Cost/Amortized Cost $133,581,444)		133,032,094
Other Assets Less Liabilities (2.2%)		2,947,918

Net Assets (100%)		$135,980,012

*	Non-income producing.

EQ ADVISORS TRUST

EQ/CAYWOOD-SCHOLL HIGH-YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2006 (Unaudited)

†	Securities (totaling $83,233 or 0.06% of net assets) valued at fair value.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2006, the market value of these securities amounted to $19,605,802 or 14.42% of net assets. Securities denoted with “§” but without “(b)”have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid security.

(e)	Step Bond—Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2006. Maturity date disclosed is the ultimate maturity date.

(h)	Security in default.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2006.

Glossary:

REIT — Real Estate Investment Trust

Investment security transactions for the three months ended March 31, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$35,698,404
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$16,294,233

As of March 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,401,032
Aggregate gross unrealized depreciation	(3,003,308)

Net unrealized depreciation	$(602,276)

Federal income tax cost of investments	$133,634,370

The Portfolio has a net capital loss carryforward of $24,685,257 of which $1,303,139 expires in the year 2007, $4,139,621 expires in the year 2008, $6,348,144 expires in the year 2009, $10,736,475 expires in the year 2010 and $2,157,878 expires in the year 2011.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (10.3%)
Auto Components (0.2%)
Cooper Tire & Rubber Co.^	18,900	$271,026
Goodyear Tire & Rubber Co.*^	54,500	789,160
Johnson Controls, Inc.^	59,700	4,533,021

		5,593,207

Automobiles (0.4%)
Ford Motor Co.^	574,797	4,575,384
General Motors Corp.^	174,900	3,720,123
Harley-Davidson, Inc.	85,000	4,409,800

		12,705,307

Distributors (0.1%)
Genuine Parts Co.	53,700	2,353,671

Diversified Consumer Services (0.1%)
Apollo Group, Inc., Class A*	45,000	2,362,950
H&R Block, Inc.	101,300	2,193,145

		4,556,095

Hotels, Restaurants & Leisure (1.5%)
Carnival Corp.	134,100	6,352,317
Darden Restaurants, Inc.	40,550	1,663,767
Harrah’s Entertainment, Inc.	56,900	4,435,924
Hilton Hotels Corp.	101,500	2,584,190
International Game Technology	104,200	3,669,924
Marriott International, Inc., Class A	50,950	3,495,170
McDonald’s Corp.	389,400	13,379,784
Starbucks Corp.*	237,800	8,950,792
Starwood Hotels & Resorts Worldwide, Inc.	67,800	4,592,094
Wendy’s International, Inc.	36,000	2,234,160
Yum! Brands, Inc.	87,540	4,277,204

		55,635,326

Household Durables (0.8%)
Black & Decker Corp.	24,300	2,111,427
Centex Corp.^	39,500	2,448,605
D.R. Horton, Inc.^	84,200	2,797,124
Fortune Brands, Inc.	45,200	3,644,476
Harman International Industries, Inc.^	20,400	2,267,052
KB Home	24,200	1,572,516
Leggett & Platt, Inc.^	56,900	1,386,653
Lennar Corp., Class A^	42,500	2,566,150
Maytag Corp.	24,800	528,984
Newell Rubbermaid, Inc.^	85,176	2,145,583
Pulte Homes, Inc.	66,400	2,551,088
Snap-On, Inc.^	17,900	682,348
Stanley Works^	22,500	1,139,850
Whirlpool Corp.	20,900	1,911,723

		27,753,579

Internet & Catalog Retail (0.1%)
Amazon.com, Inc.*^	94,900	3,464,799

Leisure Equipment & Products (0.2%)
Brunswick Corp.	29,800	1,158,028
Eastman Kodak Co.^	88,800	2,525,472
Hasbro, Inc.	55,108	1,162,779
Mattel, Inc.	124,900	2,264,437

		7,110,716

Media (3.2%)
CBS Corp., Class B	239,050	5,732,419
Clear Channel Communications, Inc.^	167,190	4,850,182
Comcast Corp., Class A*	671,900	17,576,904
Dow Jones & Co., Inc.^	18,200	715,260
E.W. Scripps Co., Class A	26,300	1,175,873
Gannett Co., Inc.	74,200	4,446,064
Interpublic Group of Cos., Inc.*	133,200	$1,273,392
Knight Ridder, Inc.	21,500	1,359,015
McGraw-Hill Cos., Inc.	116,000	6,683,920
Meredith Corp.^	13,000	725,270
New York Times Co., Class A^	44,900	1,136,419
News Corp., Class A	752,900	12,505,669
Omnicom Group, Inc.	55,800	4,645,350
Time Warner, Inc.	1,442,650	24,222,094
Tribune Co.^	80,970	2,221,007
Univision Communications, Inc., Class A*	69,200	2,385,324
Viacom, Inc., Class B*	239,050	9,275,140
Walt Disney Co.	595,200	16,600,128

		117,529,430

Multiline Retail (1.1%)
Big Lots, Inc.*^	35,200	491,392
Dillards, Inc., Class A^	19,000	494,760
Dollar General Corp.^	97,890	1,729,716
Family Dollar Stores, Inc.	48,000	1,276,800
Federated Department Stores, Inc.	84,236	6,149,228
J.C. Penney Co., Inc.^.	71,900	4,343,479
Kohl’s Corp.*	106,700	5,656,167
Nordstrom, Inc.^	67,600	2,648,568
Sears Holdings Corp.*^	31,262	4,134,087
Target Corp.	272,000	14,146,720

		41,070,917

Specialty Retail (2.2%)
Autonation, Inc.*^	56,000	1,206,800
AutoZone, Inc.*	17,100	1,704,699
Bed Bath & Beyond, Inc.*	86,800	3,333,120
Best Buy Co., Inc.	126,475	7,073,747
Circuit City Stores, Inc.	48,400	1,184,832
Gap, Inc.	177,575	3,317,101
Home Depot, Inc.	657,350	27,805,905
Limited Brands	107,657	2,633,290
Lowe’s Cos., Inc.	242,000	15,594,480
Office Depot, Inc.*	95,500	3,556,420
OfficeMax, Inc.^	21,900	660,723
RadioShack Corp.^	41,600	799,968
Sherwin-Williams Co.	34,700	1,715,568
Staples, Inc.	226,275	5,774,538
Tiffany & Co.	44,000	1,651,760
TJX Cos., Inc.	142,500	3,536,850

		81,549,801

Textiles, Apparel & Luxury Goods (0.4%)
Coach, Inc.*	117,600	4,066,608
Jones Apparel Group, Inc.	36,100	1,276,857
Liz Claiborne, Inc.	33,000	1,352,340
NIKE, Inc., Class B	58,800	5,003,880
V.F. Corp.	27,500	1,564,750

		13,264,435

Total Consumer Discretionary		372,587,283

Consumer Staples (9.3%)
Beverages (2.0%)
Anheuser-Busch Cos., Inc.^	240,200	10,273,354
Brown-Forman Corp., Class B	25,700	1,978,129
Coca-Cola Co.	640,500	26,817,735
Coca-Cola Enterprises, Inc.	93,700	1,905,858
Constellation Brands, Inc., Class A*^	60,800	1,523,040
Molson Coors Brewing Co., Class B^	17,500	1,200,850
Pepsi Bottling Group, Inc.	42,400	1,288,536
PepsiCo, Inc.	513,460	29,672,854

		74,660,356

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Food & Staples Retailing (2.4%)
Albertson’s, Inc.^	114,051	$2,927,689
Costco Wholesale Corp.	146,100	7,912,776
CVS Corp.	251,900	7,524,253
Kroger Co.*	224,200	4,564,712
Safeway, Inc.^	139,000	3,491,680
SUPERVALU, Inc.	42,100	1,297,522
Sysco Corp.^	191,900	6,150,395
Wal-Mart Stores, Inc.	773,000	36,516,520
Walgreen Co.	313,200	13,508,316
Whole Foods Market, Inc.	42,600	2,830,344

		86,724,207

Food Products (1.1%)
Archer-Daniels-Midland Co.	202,066	6,799,521
Campbell Soup Co.^	57,600	1,866,240
ConAgra Foods, Inc.	160,500	3,444,330
Dean Foods Co.*	42,210	1,639,014
General Mills, Inc.	109,900	5,569,732
H.J. Heinz Co.	103,550	3,926,616
Hershey Co.^	56,000	2,924,880
Kellogg Co.	79,500	3,501,180
McCormick & Co., Inc. (Non-Voting)^	41,400	1,401,804
Sara Lee Corp.	235,000	4,201,800
Tyson Foods, Inc., Class A^	77,800	1,068,972
Wm. Wrigley Jr. Co.^	55,500	3,552,000

		39,896,089

Household Products (2.2%)
Clorox Co.	46,600	2,789,010
Colgate-Palmolive Co.	160,300	9,153,130
Kimberly-Clark Corp.	144,544	8,354,643
Procter & Gamble Co.	1,037,105	59,757,990

		80,054,773

Personal Products (0.2%)
Alberto-Culver Co.	23,400	1,034,982
Avon Products, Inc.^	141,800	4,419,906
Estee Lauder Cos., Inc., Class A^	37,400	1,390,906

		6,845,794

Tobacco (1.4%)
Altria Group, Inc.	644,400	45,662,184
Reynolds American, Inc.^	26,500	2,795,750
UST, Inc.^	50,600	2,104,960

		50,562,894

Total Consumer Staples		338,744,113

Energy (9.8%)
Energy Equipment & Services (2.0%)
Baker Hughes, Inc.	105,760	7,233,984
BJ Services Co.	99,700	3,449,620
Halliburton Co.	158,700	11,588,274
Nabors Industries Ltd.*	48,900	3,500,262
National Oilwell Varco, Inc.*^	53,900	3,456,068
Noble Corp.^	42,400	3,438,640
Rowan Cos., Inc.	33,800	1,485,848
Schlumberger Ltd.	182,300	23,073,711
Transocean, Inc.*	102,192	8,206,018
Weatherford International Ltd.*	107,600	4,922,700

		70,355,125

Oil, Gas & Consumable Fuels (7.8%)
Amerada Hess Corp.	24,800	3,531,520
Anadarko Petroleum Corp.	73,372	7,411,306
Apache Corp.	101,880	6,674,159
Burlington Resources, Inc.	116,960	10,749,793
Chesapeake Energy Corp.^	112,800	3,543,048
Chevron Corp.	694,684	40,270,831
ConocoPhillips.	429,360	27,114,084
Devon Energy Corp.	137,500	8,410,875
El Paso Corp.^	203,996	$2,458,152
EOG Resources, Inc.	74,800	5,385,600
Exxon Mobil Corp.	1,891,302	115,104,640
Kerr-McGee Corp.	35,933	3,430,883
Kinder Morgan, Inc.	32,600	2,998,874
Marathon Oil Corp.	113,382	8,636,307
Murphy Oil Corp.	51,100	2,545,802
Occidental Petroleum Corp.	133,100	12,331,715
Sunoco, Inc.	42,100	3,265,697
Valero Energy Corp.	190,800	11,406,024
Williams Cos., Inc.	177,300	3,792,447
XTO Energy, Inc.	112,366	4,895,786

		283,957,543

Total Energy		354,312,668

Financials (21.1%)
Capital Markets (3.5%)
Ameriprise Financial, Inc.	76,140	3,430,869
Bank of New York Co., Inc.	238,300	8,588,332
Bear Stearns Co., Inc.	36,953	5,125,381
Charles Schwab Corp.	319,125	5,492,141
E*Trade Financial Corp.*	126,500	3,412,970
Federated Investors, Inc., Class B^	26,200	1,023,110
Franklin Resources, Inc.	46,000	4,335,040
Goldman Sachs Group, Inc.	139,500	21,895,920
Janus Capital Group, Inc.^	66,700	1,545,439
Lehman Brothers Holdings, Inc.	82,900	11,981,537
Mellon Financial Corp.	129,400	4,606,640
Merrill Lynch & Co., Inc.	284,400	22,399,344
Morgan Stanley	333,510	20,951,098
Northern Trust Corp.	57,400	3,013,500
State Street Corp.^	101,500	6,133,645
T. Rowe Price Group, Inc.	40,500	3,167,505

		127,102,471

Commercial Banks (5.9%)
AmSouth Bancorp	107,850	2,917,343
Bank of America Corp.	1,437,222	65,451,090
BB&T Corp.^	167,800	6,577,760
Comerica, Inc.	51,150	2,965,166
Compass Bancshares, Inc.	38,500	1,948,485
Fifth Third Bancorp^	171,667	6,756,813
First Horizon National Corp.^	39,000	1,624,350
Huntington Bancshares, Inc./Ohio	78,388	1,891,502
KeyCorp.	126,200	4,644,160
M&T Bank Corp.	24,700	2,819,258
Marshall & Ilsley Corp.^	64,700	2,819,626
National City Corp.	170,500	5,950,450
North Fork Bancorp, Inc.	147,150	4,242,335
PNC Financial Services Group, Inc.	90,400	6,084,824
Regions Financial Corp.^	141,684	4,983,026
SunTrust Banks, Inc.	111,800	8,134,568
Synovus Financial Corp.	96,600	2,616,894
U.S. Bancorp	562,045	17,142,372
Wachovia Corp.	502,598	28,170,618
Wells Fargo & Co.	517,500	33,052,725
Zions Bancorp.	32,300	2,672,179

		213,465,544

Consumer Finance (0.9%)
American Express Co.	384,200	20,189,710
Capital One Financial Corp.	92,700	7,464,204
SLM Corp.	129,100	6,705,454

		34,359,368

Diversified Financial Services (3.5%)
CIT Group, Inc.	61,800	3,307,536
Citigroup, Inc.	1,565,416	73,934,598

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
JPMorgan Chase & Co.	1,082,693	$45,083,336
Moody’s Corp.^	76,800	5,488,128

		127,813,598

Insurance (4.7%)
ACE Ltd.	99,700	5,185,397
Aflac, Inc.	154,800	6,986,124
Allstate Corp.	200,676	10,457,226
Ambac Financial Group, Inc.	32,600	2,594,960
American International Group, Inc.	803,157	53,080,646
Aon Corp.^	99,025	4,110,528
Chubb Corp.^	61,900	5,907,736
Cincinnati Financial Corp.	54,013	2,272,327
Genworth Financial, Inc., Class A	116,500	3,894,595
Hartford Financial Services Group, Inc.	93,000	7,491,150
Jefferson-Pilot Corp.	41,450	2,318,713
Lincoln National Corp.^	53,600	2,926,024
Loews Corp.	42,000	4,250,400
Marsh & McLennan Cos., Inc.	168,500	4,947,160
MBIA, Inc.^	41,450	2,492,388
MetLife, Inc.	234,300	11,333,091
Principal Financial Group^	86,700	4,230,960
Progressive Corp.	61,100	6,370,286
Prudential Financial, Inc.	156,300	11,849,103
Safeco Corp.	38,200	1,918,022
St. Paul Travelers Cos., Inc.	214,224	8,952,421
Torchmark Corp.^	32,100	1,832,910
UnumProvident Corp.^	92,120	1,886,618
XL Capital Ltd., Class A	54,000	3,461,940

		170,750,725

Real Estate (1.0%)
Apartment Investment & Management Co. (REIT)	29,600	1,388,240
Archstone-Smith Trust (REIT)	65,600	3,199,312
Boston Properties, Inc. (REIT)	27,900	2,601,675
Equity Office Properties Trust (REIT)	125,700	4,221,006
Equity Residential (REIT)^	89,200	4,173,668
Kimco Realty Corp. (REIT)	62,470	2,538,781
Plum Creek Timber Co., Inc. (REIT)	56,900	2,101,317
Prologis Trust (REIT)	75,300	4,028,550
Public Storage, Inc. (REIT)^	25,600	2,079,488
Simon Property Group, Inc. (REIT)	57,700	4,854,878
Vornado Realty Trust (REIT)^	36,600	3,513,600

		34,700,515

Thrifts & Mortgage Finance (1.6%)
Countrywide Financial Corp.	184,798	6,782,086
Fannie Mae	299,500	15,394,300
Freddie Mac	213,800	13,041,800
Golden West Financial Corp.	78,900	5,357,310
MGIC Investment Corp.^	28,100	1,872,303
Sovereign Bancorp, Inc.	110,500	2,421,055
Washington Mutual, Inc.	305,290	13,011,460

		57,880,314

Total Financials		766,072,535

Health Care (12.9%)
Biotechnology (1.4%)
Amgen, Inc.*	362,004	26,335,791
Applera Corp.- Applied Biosystems Group	58,100	1,576,834
Biogen Idec, Inc.*	105,000	4,945,500
Chiron Corp.*^	33,800	1,548,378
Genzyme Corp.*	79,900	5,370,878
Gilead Sciences, Inc.*^	141,700	$8,816,574
MedImmune, Inc.*^	76,100	2,783,738

		51,377,693

Health Care Equipment & Supplies (2.0%)
Bard (C.R.), Inc.	32,500	2,203,825
Bausch & Lomb, Inc.	16,700	1,063,790
Baxter International, Inc.	203,800	7,909,478
Becton, Dickinson & Co.^	78,000	4,803,240
Biomet, Inc.^	77,025	2,735,928
Boston Scientific Corp.*^	182,500	4,206,625
Fisher Scientific International, Inc.*^	38,000	2,585,900
Guidant Corp.	102,700	8,016,762
Hospira, Inc.*	49,760	1,963,530
Medtronic, Inc.	374,300	18,995,725
Millipore Corp.*	16,100	1,176,266
PerkinElmer, Inc.	40,400	948,188
St. Jude Medical, Inc.*	113,472	4,652,352
Stryker Corp.	90,200	3,999,468
Thermo Electron Corp.*	50,200	1,861,918
Waters Corp.*	34,200	1,475,730
Zimmer Holdings, Inc.*	76,700	5,184,920

		73,783,645

Health Care Providers & Services (3.1%)
Aetna, Inc.	176,972	8,696,404
AmerisourceBergen Corp.	64,500	3,113,415
Cardinal Health, Inc.	132,525	9,875,763
Caremark Rx, Inc.*	139,200	6,845,856
CIGNA Corp.	39,000	5,094,180
Coventry Health Care, Inc.*	50,300	2,715,194
Express Scripts, Inc.*	45,100	3,964,290
HCA, Inc.	131,150	6,005,358
Health Management Associates, Inc., Class A^	76,400	1,647,948
Humana, Inc.*	50,400	2,653,560
IMS Health, Inc.^	63,870	1,645,930
Laboratory Corp. of America Holdings*^	41,100	2,403,528
Manor Care, Inc.^	24,500	1,086,575
McKesson Corp.	95,181	4,961,786
Medco Health Solutions, Inc.*	95,136	5,443,682
Patterson Cos., Inc.*^	42,800	1,506,560
Quest Diagnostics, Inc.^	51,300	2,631,690
Tenet Healthcare Corp.*	145,200	1,071,576
UnitedHealth Group, Inc.	422,000	23,572,920
WellPoint, Inc.*	204,200	15,811,206

		110,747,421

Pharmaceuticals (6.4%)
Abbott Laboratories	480,000	20,385,600
Allergan, Inc.	40,800	4,426,800
Barr Pharmaceuticals, Inc.*	33,300	2,097,234
Bristol-Myers Squibb Co.	605,400	14,898,894
Eli Lilly & Co.	351,700	19,449,010
Forest Laboratories, Inc.*	104,500	4,663,835
Johnson & Johnson	920,510	54,512,602
King Pharmaceuticals, Inc.*	74,810	1,290,473
Merck & Co., Inc.	676,600	23,836,618
Mylan Laboratories, Inc.	67,600	1,581,840
Pfizer, Inc.	2,280,872	56,839,330
Schering-Plough Corp.	457,300	8,684,127
Watson Pharmaceuticals, Inc.*^	31,300	899,562
Wyeth	415,300	20,150,356

		233,716,281

Total Health Care		469,625,040

Industrials (11.6%)
Aerospace & Defense (2.4%)
Boeing Co.	249,774	19,464,888

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
General Dynamics Corp.	124,600	$7,971,908
Goodrich Corp.	38,000	1,657,180
Honeywell International, Inc.	260,812	11,154,929
L-3 Communications Holdings, Inc.^	37,200	3,191,388
Lockheed Martin Corp.	110,608	8,309,979
Northrop Grumman Corp.	109,920	7,506,437
Raytheon Co.	138,200	6,335,088
Rockwell Collins, Inc.	53,500	3,014,725
United Technologies Corp.	315,200	18,272,144

		86,878,666

Air Freight & Logistics (1.1%)
FedEx Corp.	93,760	10,589,254
Ryder System, Inc.	18,800	841,864
United Parcel Service, Inc., Class B	341,500	27,108,270

		38,539,388

Airlines (0.1%)
Southwest Airlines Co.^	215,768	3,881,666

Building Products (0.2%)
American Standard Cos., Inc.^	56,600	2,425,876
Masco Corp.	131,100	4,259,439

		6,685,315

Commercial Services & Supplies (0.7%)
Allied Waste Industries, Inc.*^	67,500	826,200
Avery Dennison Corp.	34,200	2,000,016
Cendant Corp.	316,879	5,497,850
Cintas Corp.	42,600	1,815,612
Equifax, Inc.	40,200	1,497,048
Monster Worldwide, Inc.*	38,100	1,899,666
Pitney Bowes, Inc.	70,600	3,030,858
R.R. Donnelley & Sons Co.	67,200	2,198,784
Robert Half International, Inc.^	52,700	2,034,747
Waste Management, Inc.	170,756	6,027,687

		26,828,468

Construction & Engineering (0.1%)
Fluor Corp.	26,900	2,308,020

Electrical Equipment (0.5%)
American Power Conversion Corp.^	53,100	1,227,141
Cooper Industries Ltd., Class A	28,400	2,467,960
Emerson Electric Co.	127,100	10,629,373
Rockwell Automation, Inc.	55,400	3,983,814

		18,308,288

Industrial Conglomerates (4.2%)
3M Co.	235,200	17,802,288
General Electric Co.	3,228,500	112,287,230
Textron, Inc.	41,000	3,828,990
Tyco International Ltd.	622,852	16,742,262

		150,660,770

Machinery (1.5%)
Caterpillar, Inc.	210,500	15,116,005
Cummins, Inc.^	14,500	1,523,950
Danaher Corp.	73,400	4,664,570
Deere & Co.	74,600	5,897,130
Dover Corp.	62,700	3,044,712
Eaton Corp.	45,800	3,342,026
Illinois Tool Works, Inc.	63,400	6,106,054
Ingersoll-Rand Co., Ltd., Class A	102,400	4,279,296
ITT Industries, Inc.	57,100	3,210,162
Navistar International Corp.*^	19,100	526,778
PACCAR, Inc.	52,400	3,693,152
Pall Corp.^	38,500	1,200,815
Parker Hannifin Corp.	37,050	2,986,601

		55,591,251

Road & Rail (0.8%)
Burlington Northern Santa Fe Corp.	115,553	$9,629,032
CSX Corp.	67,200	4,018,560
Norfolk Southern Corp.	125,800	6,802,006
Union Pacific Corp.	82,000	7,654,700

		28,104,298

Trading Companies & Distributors (0.0%)
W.W. Grainger, Inc.	23,500	1,770,725

Total Industrials		419,556,855

Information Technology (16.0%)
Communications Equipment (3.1%)
ADC Telecommunications, Inc.*	36,114	924,157
Andrew Corp.*^	50,200	616,456
Avaya, Inc.*^	129,577	1,464,220
Ciena Corp.*^	178,800	931,548
Cisco Systems, Inc.*	1,900,600	41,186,002
Comverse Technology, Inc.*^	62,500	1,470,625
Corning, Inc.*	471,542	12,689,195
JDS Uniphase Corp.*^	511,300	2,132,121
Lucent Technologies, Inc.*^	1,375,286	4,194,623
Motorola, Inc.	770,702	17,656,783
QUALCOMM, Inc.	508,800	25,750,368
Tellabs, Inc.*	138,700	2,205,330

		111,221,428

Computers & Peripherals (3.6%)
Apple Computer, Inc.*	260,800	16,357,376
Dell, Inc.*	728,200	21,671,232
EMC Corp.*	739,750	10,082,792
Gateway, Inc.*^	81,900	179,361
Hewlett-Packard Co.	886,472	29,164,929
International Business Machines Corp.	488,800	40,311,336
Lexmark International, Inc., Class A*^	35,900	1,629,142
NCR Corp.*	56,800	2,373,672
Network Appliance, Inc.*	115,100	4,147,053
QLogic Corp.*	49,700	961,695
Sun Microsystems, Inc.*	1,056,400	5,419,332

		132,297,920

Electronic Equipment & Instruments (0.3%)
Agilent Technologies, Inc.*	127,223	4,777,224
Jabil Circuit, Inc.*	53,800	2,305,868
Molex, Inc.^	44,350	1,472,420
Sanmina-SCI Corp.*	162,700	667,070
Solectron Corp.*^	282,700	1,130,800
Symbol Technologies, Inc.	77,600	821,008
Tektronix, Inc.	25,800	921,318

		12,095,708

Internet Software & Services (1.5%)
eBay, Inc.*	353,600	13,811,616
Google, Inc., Class A*	63,930	24,932,700
VeriSign, Inc.*^	79,300	1,902,407
Yahoo!, Inc.*	390,700	12,603,982

		53,250,705

IT Services (1.0%)
Affiliated Computer Services, Inc., Class A*	21,080	1,257,633
Automatic Data Processing, Inc.	178,400	8,149,312
Computer Sciences Corp.*	57,300	3,183,015
Convergys Corp.*^	43,300	788,493
Electronic Data Systems Corp.	161,300	4,327,679
First Data Corp.	236,449	11,070,542
Fiserv, Inc.*	57,100	2,429,605
Paychex, Inc.	103,175	4,298,271
Sabre Holdings Corp., Class A^	40,542	953,953

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Unisys Corp.*^	105,500	$726,895

		37,185,398

Office Electronics (0.1%)
Xerox Corp.*^	297,100	4,515,920

Semiconductors & Semiconductor Equipment (3.0%)
Advanced Micro Devices, Inc.*	125,000	4,145,000
Altera Corp.*	112,100	2,313,744
Analog Devices, Inc.	113,500	4,345,915
Applied Materials, Inc.	502,000	8,790,020
Applied Micro Circuits Corp.*^	92,400	376,068
Broadcom Corp., Class A*	134,200	5,792,072
Freescale Semiconductor, Inc., Class B*	126,900	3,524,013
Intel Corp.	1,865,500	36,097,425
KLA-Tencor Corp.	61,100	2,954,796
Linear Technology Corp.	94,300	3,308,044
LSI Logic Corp.*	121,200	1,401,072
Maxim Integrated Products, Inc.	101,400	3,767,010
Micron Technology, Inc.*^	191,200	2,814,464
National Semiconductor Corp.	106,300	2,959,392
Novellus Systems, Inc.*^	41,200	988,800
NVIDIA Corp.*.	53,000	3,034,780
PMC-Sierra, Inc.*^	56,700	696,843
Teradyne, Inc.*	60,900	944,559
Texas Instruments, Inc.	500,681	16,257,112
Xilinx, Inc.	107,800	2,744,588

		107,255,717

Software (3.4%)
Adobe Systems, Inc.*	186,000	6,495,120
Autodesk, Inc.*	71,400	2,750,328
BMC Software, Inc.*	66,900	1,449,054
CA, Inc.^	141,925	3,861,779
Citrix Systems, Inc.*^	54,500	2,065,550
Compuware Corp.*	119,800	938,034
Electronic Arts, Inc.*	93,000	5,088,960
Intuit, Inc.*	54,800	2,914,812
Microsoft Corp.	2,752,500	74,895,525
Novell, Inc.*^	118,100	907,008
Oracle Corp.*	1,163,647	15,930,327
Parametric Technology Corp.*	33,640	549,341
Symantec Corp.*	334,590	5,631,150

		123,476,988

Total Information Technology		581,299,784

Materials (3.1%)
Chemicals (1.5%)
Air Products & Chemicals, Inc.	68,700	4,615,953
Ashland, Inc.	22,200	1,577,976
Dow Chemical Co.	298,601	12,123,201
DuPont (E.I.) de Nemours & Co.^	284,500	12,008,745
Eastman Chemical Co.^	25,200	1,289,736
Ecolab, Inc.^	57,000	2,177,400
Engelhard Corp.	37,100	1,469,531
Hercules, Inc.*^	34,800	480,240
International Flavors & Fragrances, Inc.	25,000	858,000
Monsanto Co.	83,099	7,042,640
PPG Industries, Inc.	51,700	3,275,195
Praxair, Inc.^	99,700	5,498,455
Rohm & Haas Co.	44,606	2,179,895
Sigma-Aldrich Corp.	20,800	1,368,432
Tronox, Inc., Class B*	7,246	123,101

		56,088,500

Construction Materials (0.1%)
Vulcan Materials Co.	31,500	2,729,475

Containers & Packaging (0.2%)
Ball Corp.	32,200	$1,411,326
Bemis Co.	32,600	1,029,508
Pactiv Corp.*	44,300	1,087,122
Sealed Air Corp.^	25,217	1,459,308
Temple-Inland, Inc.	34,700	1,545,885

		6,533,149

Metals & Mining (0.9%)
Alcoa, Inc.	269,248	8,228,219
Allegheny Technologies, Inc.^	26,350	1,612,093
Freeport-McMoRan Copper & Gold, Inc., Class B^	56,900	3,400,913
Newmont Mining Corp.	138,200	7,171,198
Nucor Corp.^	48,200	5,050,878
Phelps Dodge Corp.^	62,896	5,065,015
United States Steel Corp.^	35,100	2,129,868

		32,658,184

Paper & Forest Products (0.4%)
International Paper Co.	151,735	5,245,479
Louisiana-Pacific Corp.^	32,700	889,440
MeadWestvaco Corp.	56,059	1,530,971
Weyerhaeuser Co.	75,300	5,453,979

		13,119,869

Total Materials		111,129,177

Telecommunication Services (3.3%)
Diversified Telecommunication Services (2.4%)
AT&T, Inc.	1,208,713	32,683,600
BellSouth Corp.	565,800	19,604,970
CenturyTel, Inc.	40,550	1,586,316
Citizens Communications Co.^	103,300	1,370,791
Qwest Communications International, Inc.*^	477,643	3,247,972
Verizon Communications, Inc.	904,246	30,798,619

		89,292,268

Wireless Telecommunication Services (0.9%)
ALLTEL Corp.	118,500	7,672,875
Sprint Nextel Corp.	914,191	23,622,695

		31,295,570

Total Telecommunication Services		120,587,838

Utilities (3.1%)
Electric Utilities (1.5%)
Allegheny Energy, Inc.*	50,400	1,706,040
American Electric Power Co., Inc.	121,780	4,142,956
Cinergy Corp.	61,700	2,801,797
Edison International, Inc.	100,800	4,150,944
Entergy Corp.	64,200	4,425,948
Exelon Corp.	206,500	10,923,850
FirstEnergy Corp.	102,101	4,992,739
FPL Group, Inc.	122,200	4,905,108
Pinnacle West Capital Corp.	30,600	1,196,460
PPL Corp.	117,588	3,457,087
Progress Energy, Inc.^	77,900	3,426,042
Southern Co.^	229,400	7,517,438

		53,646,409

Gas Utilities (0.0%)
Nicor, Inc.^	13,700	541,972
Peoples Energy Corp.^	11,800	420,552

		962,524

Independent Power Producers & Energy Traders (0.6%)
AES Corp.*	202,100	3,447,826
Constellation Energy Group, Inc.	55,200	3,019,992
Duke Energy Corp.	286,960	8,364,884

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Dynegy, Inc., Class A*^	93,213	$447,422
TXU Corp.	149,400	6,687,144

		21,967,268

Multi-Utilities (1.0%)
Ameren Corp.^	63,200	3,148,624
CenterPoint Energy, Inc.^	95,900	1,144,087
CMS Energy Corp.*^	68,100	881,895
Consolidated Edison, Inc.^	75,800	3,297,300
Dominion Resources, Inc.	107,523	7,422,313
DTE Energy Co.^	55,000	2,204,950
KeySpan Corp.	53,900	2,202,893
NiSource, Inc.^	84,259	1,703,717
PG&E Corp.	106,200	4,131,180
Public Service Enterprise Group, Inc.	77,600	4,969,504
Sempra Energy	79,522	3,694,592
TECO Energy, Inc.	64,300	1,036,516
Xcel Energy, Inc.^	124,645	2,262,307

		38,099,878

Total Utilities		114,676,079

Total Common Stocks (100.5%) (Cost $3,117,064,925)		3,648,591,372

	Principal Amount
SHORT-TERM INVESTMENTS:
Government Securities (0.0%)
U.S. Treasury Bills
4.42%, 7/20/06 #	$50,000	49,328

Short-Term Investments of Cash Collateral for Securities Loaned (5.6%)
Bavaria TRR Corp.
4.81%, 4/24/06	19,917,506	19,917,506
Belmont Funding LLC
4.85%, 4/3/06	17,336,482	17,336,482
Citigroup, Inc.
4.67%, 11/1/07 (l)	1,307,718	1,307,718
Crown Point Capital Co. LLC
4.86%, 4/3/06	14,993,925	14,993,925
Dakota
4.52%, 4/4/06	5,646,800	5,646,800
DZ Bank AG
4.79%, 5/5/06	15,000,000	15,000,000
Fairway Finance Corp.
4.85%, 4/3/06	16,993,129	16,993,129
General Electric Capital Corp.
4.85%, 4/3/06	$17,146,719	$17,146,719
Kitty Hawk
4.72%, 4/17/06	8,962,400	8,962,400
Links Finance LLC
4.86%, 4/3/06	16,993,115	16,993,115
Raiffeisen Zentralbank Oest Vienna
4.80%, 5/5/06	15,000,000	15,000,000
Swedbank N.Y.
4.75%, 7/14/06 (l)	2,999,469	2,999,469
Three Pillars Funding Corp.
4.86%, 4/3/06	14,993,925	14,993,925
Ticonderoga Funding LLC
4.80%, 4/28/06	9,961,478	9,961,478
Ulster Bank Ireland Ltd.
4.80%, 5/10/06	10,000,000	10,000,000
Washington Mutual Bank FA
4.80%, 5/10/06	15,504,111	15,504,111

Total Short-Term Investments of Cash Collateral for Securities Loaned		202,756,777

Time Deposit (0.3%)
JPMorgan Chase Nassau
4.26%, 4/3/06	10,413,776	10,413,776

Total Short-Term Investments (5.9%) (Cost/Amortized Cost $213,219,892).		213,219,881

Total Investments (106.4%) (Cost/Amortized Cost $3,330,284,817)		3,861,811,253
Other Assets Less Liabilities (-6.4%)		(233,678,326)

Net Assets (100%)		$3,628,132,927

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

#	All, or a portion of security held by broker as collateral for financial futures contracts.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2006.

Glossary:

REIT—Real Estate Investment Trust

At March 31, 2006 the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 3/31/06	Unrealized Depreciation
S&P 500 Index .	4	June-06	$1,312,211	$1,303,300	$(8,911)

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2006 (Unaudited)

Investment security transactions for the three months ended March 31, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$56,167,713
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$111,535,343

As of March 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation.	$911,397,593
Aggregate gross unrealized depreciation.	(394,447,053)

Net unrealized appreciation	$516,950,540

Federal income tax cost of investments	$3,344,860,713

At March 31, 2006, the Portfolio had loaned securities with a total value of $197,707,663. This was secured by collateral of $202,756,777 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EVERGREEN INTERNATIONAL BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2006 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Australia (4.4%)
Australian Index Linked Bond
4.000%, 8/20/15	AUD	920,000	$1,024,185
General Electric Capital Australia Funding Pty Ltd.
6.000%, 6/15/11		470,000	335,098

Total Australia			1,359,283

Canada (11.1%)
Canada Housing Trust No. 1
3.700%, 9/15/08 §	CAD	660,000	560,400
Canadian Government Real Return Bond
4.250%, 12/1/21		755,508	888,846
4.250%, 12/1/26		154,021	193,028
Province of Ontario
5.750%, 3/3/08	NZD	420,000	252,468
4.500%, 4/17/08	CAD	700,000	602,514
Province of Quebec
4.250%, 7/9/10		1,050,000	893,258

Total Canada			3,390,514

Cayman Islands (0.6%)
ASIF II
5.375%, 12/7/09	GBP	100,000	175,866

Denmark (8.6%)
Nykredit A/S
4.000%, 10/1/25	DKK	4,650,000	725,225
5.000%, 10/1/35		2,550,343	411,220
Realkredit Danmark A/S
5.000%, 10/1/35		4,500,000	725,584
Totalkredit A/S
3.067%, 1/1/15 (l)		4,688,094	764,997

Total Denmark.			2,627,026

France (3.8%)
France Government Bond OAT
1.600%, 7/25/15	EUR	100,000	121,039
France Telecom S.A.
7.500%, 3/14/11 (m).	GBP	80,000	153,154
GIE PSA Tresorerie
5.875%, 9/27/11	EUR	200,000	262,863
PPR S.A.
5.250%, 3/29/11		150,000	189,689
Total Capital S.A.
4.875%, 12/23/10	GBP	100,000	173,842
Veolia Environnement
5.875%, 2/1/12	EUR	200,000	263,765

Total France			1,164,352

Germany (5.9%)
Kreditanstalt fuer Wiederaufbau
4.750%, 12/7/10	GBP	350,000	608,039
L-Bank Landeskreditbank Baden-Wuerttemberg Foerderbank
6.500%, 9/28/07	NZD	1,000,000	606,677
Landwirtschaftliche Rentenbank
5.750%, 6/15/11	AUD	810,000	576,234

Total Germany			1,790,950

Hong Kong (2.6%)
Hong Kong Government Bond
4.760%, 6/18/07	HKD	6,200,000	804,657

Italy (0.4%)
Telecom Italia S.p.A.
4.500%, 1/28/11	EUR	100,000	122,451

Mexico (2.6%)
Mexican Fixed Rate Bonds
10.000%, 12/5/24	MXN	7,700,000	$790,552

Netherlands (5.3%)
Bank Nederlandse Gemeenten
3.250%, 10/29/09	EUR	75,000	89,582
5.000%, 7/16/10	AUD	450,000	310,794
Deutsche Telekom International Finance BV
2.824%, 3/5/09 (l)	EUR	100,000	120,886
Rabobank Nederland
4.250%, 1/5/09	CAD	980,000	836,475
4.000%, 9/23/10		150,000	125,779
Volkswagen International Finance N.V.
4.125%, 5/22/09	EUR	100,000	122,336

Total Netherlands			1,605,852

New Zealand (1.5%)
New Zealand Government Bond
6.000%, 7/15/08	NZD	740,000	451,761

Norway (4.9%)
DnB NOR Bank ASA
3.997%, 8/11/09 (l)	CAD	150,000	128,899
Norwegian Government Bond
6.000%, 5/16/11	NOK	5,310,000	890,521
6.500%, 5/15/13		2,735,000	484,464

Total Norway.			1,503,884

Singapore (2.7%)
Singapore Government Bond
3.625%, 7/1/14	SGD	1,340,000	833,226

Spain (0.8%)
Banco Santander Central Hispano S.A.
4.000%, 9/10/10	EUR	200,000	244,850

Supranational (8.4%)
Eurofima
5.500%, 9/15/09	AUD	480,000	340,707
6.500%, 8/22/11		120,000	88,535
European Investment Bank
4.500%, 2/17/09		$1,300,000	1,281,540
8.000%, 10/21/13	ZAR	2,230,000	369,800
7.500%, 6/1/16		2,750,000	442,185
International Bank for Reconstruction and Development
12.500%, 5/14/12		200,000	39,450

Total Supranational			2,562,217

Sweden (8.6%)
Swedish Government Bond
5.250%, 3/15/11	SEK	10,880,000	1,508,098
5.500%, 10/8/12		7,930,000	1,130,430

Total Sweden.			2,638,528

United Kingdom (10.4%)
ASIF III Jersey Ltd.
5.500%, 3/7/11	EUR	200,000	259,317
BAT International Finance plc
4.875%, 2/25/09		150,000	186,078
National Grid Gas plc
7.000%, 12/15/08	AUD	150,000	109,563
Nationwide Building Society
2.817%, 6/9/09 (l)	EUR	150,000	181,563
United Kingdom Gilt Inflation Linked Bond
2.500%, 8/23/11	GBP	325,000	1,510,342
1.250%, 11/22/17		550,000	936,545

Total United Kingdom			3,183,408

EQ ADVISORS TRUST

EQ/EVERGREEN INTERNATIONAL BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2006 (Unaudited)

	Principal Amount		Value (Note 1)
United States (3.0%)
Goldman Sachs Group, Inc.
4.250%, 8/4/10	EUR	150,000	$184,285
HSBC Finance Corp.
4.500%, 11/12/10		100,000	123,930
Merrill Lynch & Co., Inc.
2.770%, 2/8/10 (l)		100,000	121,073
5.125%, 9/24/10	GBP	130,000	225,938
Morgan Stanley
5.375%, 11/14/13		150,000	263,903

Total United States			919,129

Total Investments (85.6%) (Cost $26,674,958)			26,168,506
Other Assets Less Liabilities (14.4%)			4,398,814

Net Assets (100.0%)			$30,567,320

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2006, the market value of these securities amounted to $560,400 or 1.8% of net assets. Securities denoted with “§” but without “(b)”have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2006.

(m)	Regulation S is an exemption for securities offering that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.

Glossary:

AUD — Australian Dollar

CAD — Canadian Dollar

DKK — Danish Krone

EUR — European Currency Unit

GBP — British Pound

HKD — Hong Kong Dollar

MXN — Mexican Peso

NOK — Norwegian Krone

NZD — New Zealand Dollar

SGD — Singapore Dollar

SEK — Swedish Krona

ZAR — South African Rand

Market Sector Diversification
As a Percentage of Total Net Assets
Consumer Discretionary.		1.9%
Consumer Staples		0.6
Energy.		0.6
Financials
Capital Markets	2.6%
Commercial Banks	17.7
Diversified Financial Services	4.7
Insurance	1.4

Total Financials		26.4
Government Securities
Foreign Governments	46.8
Supranational.	6.8

Total Government Securities		53.6
Telecommunication Services		1.3
Utilities		1.2
Cash and Other		14.4

		100.0%

EQ ADVISORS TRUST

EQ/EVERGREEN INTERNATIONAL BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2006 (Unaudited)

At March 31, 2006 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Local Contract Amount (000’s)	Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts
Australian Dollar, expiring 6/14/06	1,860	$1,307,170	$1,324,766	$17,596
Danish Krone, expiring 6/26/06	5,551	907,666	904,615	(3,051)
European Union, expiring 6/6/06	2,108	2,540,320	2,561,469	21,149
Japanese Yen, expiring 6/06/06	297,394	2,591,818	2,542,599	(49,219)
Japanese Yen, expiring 6/26/06	335,000	2,904,692	2,871,979	(32,713)
Japanese Yen, expiring 6/26/06	312,000	2,705,266	2,674,799	(30,467)
Japanese Yen, expiring 6/30/06	478,598	4,102,068	4,105,301	3,233
New Zealand Dollar, expiring 6/14/06	2,115	1,264,770	1,286,336	21,566

				$(51,906)

Foreign Currency Sell Contracts
Australian Dollar, expiring 6/14/06	1,860	1,358,563	1,324,766	33,797
Australian Dollar, expiring 6/30/06	3,970	2,788,165	2,826,958	(38,793)
Danish Krone, expiring 6/26/06	17,781	2,904,692	2,897,474	7,218
European Union, expiring 6/6/06	2,149	2,591,818	2,610,913	(19,095)
British Pound, expiring 6/26/06	1,541	2,705,266	2,675,286	29,980
Japanese Yen, expiring 6/6/06	297,394	2,540,321	2,542,599	(2,278)
Japanese Yen, expiring 6/26/06	105,000	907,665	900,173	7,492
New Zealand Dollar, expiring 6/14/06	2,115	1,342,685	1,286,336	56,349
New Zealand Dollar, expiring 6/30/06	2,200	1,313,902	1,336,742	(22,840)

				$51,830

Investment security transactions for the three months ended March 31, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$21,503,428
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$3,031,285

As of March 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$38,461
Aggregate gross unrealized depreciation	(545,058)

Net unrealized depreciation	$(506,597)

Federal income tax cost of investments	$26,675,103

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EVERGREEN OMEGA PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (14.5%)
Hotels, Restaurants & Leisure (3.5%)
Starbucks Corp.*	15,000	$564,600
Starwood Hotels & Resorts Worldwide, Inc.	41,500	2,810,795
Station Casinos, Inc.	45,000	3,571,650

		6,947,045

Internet & Catalog Retail (0.5%)
Amazon.com, Inc.*	25,000	912,750

Media (1.9%)
Lamar Advertising Co., Class A*	52,000	2,736,240
News Corp., Class A	55,000	913,550

		3,649,790

Multiline Retail (1.0%)
Nordstrom, Inc.	50,000	1,959,000

Specialty Retail (5.1%)
Best Buy Co., Inc.	76,750	4,292,628
Borders Group, Inc.^	40,000	1,009,600
Chico’s FAS, Inc.*	119,000	4,836,160

		10,138,388

Textiles, Apparel & Luxury Goods (2.5%)
Coach, Inc.*	92,000	3,181,360
Wolverine World Wide, Inc.^	75,000	1,659,750

		4,841,110

Total Consumer Discretionary		28,448,083

Consumer Staples (2.6%)
Beverages (0.5%)
PepsiCo, Inc.	18,000	1,040,220

Household Products (2.1%)
Procter & Gamble Co.	72,000	4,148,640

Total Consumer Staples		5,188,860

Energy (10.7%)
Energy Equipment & Services (5.5%)
Diamond Offshore Drilling, Inc.^	37,000	3,311,500
ENSCO International, Inc.	25,000	1,286,250
Grant Prideco, Inc.*	23,000	985,320
Helix Energy Solutions Group, Inc.*^	33,000	1,250,700
National Oilwell Varco, Inc.*	16,000	1,025,920
Weatherford International Ltd.*	65,000	2,973,750

		10,833,440

Oil & Gas (5.2%)
Apache Corp.	27,700	1,814,627
Foundation Coal Holdings, Inc.^	55,000	2,262,700
Massey Energy Co.^	54,400	1,962,208
Tesoro Corp.	14,500	990,930
Ultra Petroleum Corp.*	19,500	1,215,045
XTO Energy, Inc.	42,733	1,861,877

		10,107,387

Total Energy		20,940,827

Financials (4.0%)
Capital Markets (2.0%)
Goldman Sachs Group, Inc.	12,500	1,962,000
Legg Mason, Inc.	15,000	1,879,950

		3,841,950

Insurance (1.7%)
Prudential Financial, Inc.	45,000	3,411,450

Thrifts & Mortgage Finance (0.3%)
Countrywide Financial Corp.	16,000	587,200

Total Financials		7,840,600

Health Care (26.1%)
Biotechnology (3.6%)
Amgen, Inc.*	26,000	$1,891,500
Biogen Idec, Inc.*	73,000	3,438,300
PDL BioPharma, Inc.*^	55,000	1,804,000

		7,133,800

Health Care Equipment & Supplies (4.1%)
Alcon, Inc.	26,000	2,710,760
Medtronic, Inc.	53,280	2,703,960
St. Jude Medical, Inc.*	66,300	2,718,300

		8,133,020

Health Care Providers & Services (9.9%)
Aetna, Inc.	57,000	2,800,980
Cardinal Health, Inc.	55,000	4,098,600
Caremark Rx, Inc.*	60,000	2,950,800
DaVita, Inc.*	55,500	3,341,655
Healthways, Inc.*^	53,000	2,699,820
WellPoint, Inc.*	45,000	3,484,350

		19,376,205

Pharmaceuticals (8.5%)
Eli Lilly & Co.	35,000	1,935,500
Endo Pharmaceuticals Holdings, Inc.*	160,000	5,249,600
Kos Pharmaceuticals, Inc.*^	28,000	1,337,560
Novartis AG (ADR)	57,000	3,160,080
Teva Pharmaceutical Industries Ltd. (ADR)	70,000	2,882,600
Wyeth.	45,000	2,183,400

		16,748,740

Total Health Care		51,391,765

Industrials (7.9%)
Aerospace & Defense (1.6%)
Lockheed Martin Corp.	41,000	3,080,330

Commercial Services & Supplies (0.8%)
Cintas Corp.	35,000	1,491,700

Electrical Equipment (2.5%)
Cooper Industries Ltd., Class A	42,900	3,728,010
Roper Industries, Inc.	25,000	1,215,750

		4,943,760

Industrial Conglomerates (1.0%)
General Electric Co.	59,000	2,052,020

Machinery (2.0%)
Deere & Co.	7,500	592,875
JLG Industries, Inc.	30,000	923,700
Pall Corp.	78,700	2,454,653

		3,971,228

Total Industrials		15,539,038

Information Technology (28.9%)
Communications Equipment (8.3%)
Cisco Systems, Inc.*	290,000	6,284,300
F5 Networks, Inc.*^	15,000	1,087,350
Motorola, Inc.	125,000	2,863,750
QUALCOMM, Inc.	121,400	6,144,054

		16,379,454

Computers & Peripherals (2.0%)
Apple Computer, Inc.*	28,600	1,793,792
Dell, Inc.*	42,000	1,249,920
EMC Corp.*	70,000	954,100

		3,997,812

Internet Software & Services (4.7%)
eBay, Inc.*	68,400	2,671,704
Google, Inc., Class A*	12,500	4,875,000
Openwave Systems, Inc.*^	80,000	1,726,400

		9,273,104

EQ ADVISORS TRUST

EQ/EVERGREEN OMEGA PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
IT Services (1.2%)
Cognizant Technology Solutions Corp., Class A*	38,600	$2,296,314

Semiconductors & Semiconductor Equipment (6.7%)
ATI Technologies, Inc.*	60,000	1,030,800
Fairchild Semiconductor International, Inc.*^	82,000	1,563,740
KLA-Tencor Corp.	40,000	1,934,400
Marvell Technology Group Ltd.*	16,500	892,650
MEMC Electronic Materials, Inc.*	55,400	2,045,368
Microchip Technology, Inc.	45,000	1,633,500
Micron Technology, Inc.*	174,900	2,574,528
Xilinx, Inc.	60,000	1,527,600

		13,202,586

Software (6.0%)
Activision, Inc.*	120,000	1,654,800
Cadence Design Systems, Inc.*	180,000	3,328,200
Citrix Systems, Inc.*	25,000	947,500
Microsoft Corp.	152,000	4,135,920
Oracle Corp.*	120,000	1,642,800

		11,709,220

Total Information Technology		56,858,490

Materials (4.1%)
Construction Materials (2.5%)
Martin Marietta Materials, Inc.	46,000	4,923,380

Metals & Mining (1.6%)
Barrick Gold Corp.^	9,000	245,160
BHP Billion Ltd. (ADR)^	45,000	1,793,250
Desert Sun Mining Corp.*	20,000	110,400
Gold Fields Ltd. (ADR)^	14,000	307,720
Meridian Gold, Inc.*^	6,000	177,900
Newmont Mining Corp.	5,000	259,450
Randgold Resources Ltd. (ADR)*^	8,000	145,360

		3,039,240

Total Materials		7,962,620

Telecommunication Services (0.6%)
Wireless Telecommunication Services (0.6%)
NII Holdings, Inc.*	21,000	$1,238,370

Total Telecommunication Services		1,238,370

Total Common Stocks (99.4%) (Cost $170,397,463)		195,408,653

	Principal Amount
SHORT-TERM INVESTMENT:
Short-Term Investment of Cash Collateral for Securities Loaned (8.8%)
Nomura Securities
4.87%, 4/3/06	$17,360,801	17,360,801

Time Deposit (1.1%)
JPMorgan Chase Nassau
4.26%, 4/3/06	2,138,081	2,138,081

Total Short-Term Investments (9.9%) (Amortized Cost $19,498,882)		19,498,882

Total Investments (109.3%) (Cost/Amortized Cost $189,896,345)		214,907,535
Other Assets Less Liabilities (-9.3%)		(18,197,217)

Net Assets (100%)		$196,710,318

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the three months ended March 31, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$57,438,447
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$55,310,791

As of March 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$27,212,319
Aggregate gross unrealized depreciation	(2,438,464)

Net unrealized appreciation	$24,773,855

Federal income tax cost of investments	$190,133,680

At March 31, 2006, the Portfolio had loaned securities with a total value of $17,075,559. This was secured by collateral of $17,360,801 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FI MID CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (30.2%)
Diversified Consumer Services (3.2%)
DeVry, Inc.*^	1,158,165	$26,371,417
Service Corp. International	803,100	6,264,180
Universal Technical Institute, Inc.*^	294,740	8,871,674
Weight Watchers International, Inc.	138,700	7,129,180

		48,636,451

Hotels, Restaurants & Leisure (3.1%)
International Game Technology	106,396	3,747,267
Las Vegas Sands Corp.*^	373,700	21,173,842
Shuffle Master, Inc.*^	15,800	564,692
Wynn Resorts Ltd.*^	276,400	21,241,340

		46,727,141

Household Durables (8.1%)
Harman International Industries, Inc.	1,062,100	118,031,173
Interface, Inc., Class A*^	139,700	1,929,257
Thomson	87,000	1,715,061

		121,675,491

Leisure Equipment & Products (1.8%)
Eastman Kodak Co.^	953,930	27,129,769

Media (3.8%)
EchoStar Communications Corp., Class A*	999,838	29,865,161
Walt Disney Co.	1,001,200	27,923,468

		57,788,629

Multiline Retail (1.4%)
Federated Department Stores, Inc.	289,800	21,155,400

Specialty Retail (7.4%)
Aeropostale, Inc.*	430,500	12,983,880
Best Buy Co., Inc.	430,400	24,072,272
GameStop Corp., Class A*^	419,485	19,774,523
Tiffany & Co.	857,800	32,201,812
TJX Cos., Inc.	890,100	22,092,282

		111,124,769

Textiles, Apparel & Luxury Goods (1.4%)
Phillips-Van Heusen Corp.^	562,000	21,474,020

Total Consumer Discretionary		455,711,670

Consumer Staples (2.9%)
Beverages (1.1%)
Molson Coors Brewing Co., Class B	246,005	16,880,863

Food & Staples Retailing (1.5%)
Safeway, Inc.	927,600	23,301,312

Personal Products (0.3%)
Avon Products, Inc.	138,700	4,323,279

Total Consumer Staples		44,505,454

Energy (4.9%)
Energy Equipment & Services (2.5%)
FMC Technologies, Inc.*^	75,200	3,851,744
GlobalSantaFe Corp.	3,400	206,550
National Oilwell Varco, Inc.*	216,584	13,887,366
SEACOR Holdings, Inc.*^	251,400	19,910,880

		37,856,540

Oil & Gas (2.4%)
EXCO Resources, Inc.*	505,800	6,337,674
Goodrich Petroleum Corp.*^	125,200	3,380,400
Newfield Exploration Co.*	190,400	7,977,760
Noble Energy, Inc.	3,100	136,152
Range Resources Corp.^	9,400	$256,714
Tesoro Corp.^	254,300	17,378,862
Ultra Petroleum Corp.*	3,000	186,930
XTO Energy, Inc.	3,700	161,209

		35,815,701

Total Energy		73,672,241

Financials (2.2%)
Capital Markets (1.5%)
Greenhill & Co., Inc.^	125,600	8,303,416
Jeffries Group, Inc.^	21,900	1,281,150
Lazard Ltd., Class A^	295,000	13,053,750

		22,638,316

Diversified Financial Services (0.7%)
Chicago Mercantile Exchange Holdings, Inc.	300	134,250
IntercontinentalExchange, Inc.*^	156,238	10,788,234

		10,922,484

Insurance (0.0%)
Willis Group Holdings Ltd.	4,400	150,744

Real Estate (0.0%)
St. Joe Co.^	1,500	94,260

Total Financials		33,805,804

Health Care (5.3%)
Biotechnology (1.8%)
Neurocrine Biosciences, Inc.*^	419,100	27,048,714

Health Care Equipment & Supplies (2.0%)
Advanced Medical Optics, Inc.*	61,500	2,868,360
American Medical Systems Holdings, Inc.*^	6,900	155,250
Boston Scientific Corp.*	64,800	1,493,640
Cytyc Corp.*	934,700	26,339,846

		30,857,096

Health Care Providers & Services (0.6%)
Chemed Corp.^	7,200	427,248
Patterson Cos., Inc.*^	227,300	8,000,960

		8,428,208

Pharmaceuticals (0.9%)
Allergan, Inc.	129,100	14,007,350

Total Health Care		80,341,368

Industrials (12.9%)
Aerospace & Defense (2.1%)
Argon ST, Inc.*^	289,443	9,705,024
Empresa Brasileira de Aeronautica S.A. (ADR)^	577,600	21,284,560

		30,989,584

Airlines (1.9%)
AirAsia Bhd*	1,344,200	642,337
U.S. Airways Group, Inc.*^	262,800	10,512,000
UAL Corp.*^	426,200	17,018,166

		28,172,503

Commercial Services & Supplies (3.6%)
Allied Waste Industries, Inc.*^	1,367,000	16,732,080
ARAMARK Corp., Class B	18,000	531,720
Global Cash Access, Inc.*^	650,900	11,403,768
Knoll, Inc.	750,600	16,002,792
Monster Worldwide, Inc.*	187,284	9,337,980
Steelcase, Inc., Class A	4,700	84,600

		54,092,940

Construction & Engineering (1.3%)
Fluor Corp.	237,256	20,356,565

Machinery (2.1%)
Flowserve Corp.*^	552,798	32,250,235

EQ ADVISORS TRUST

EQ/FI MID CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Marine (0.3%)
Horizon Lines, Inc., Class A^	328,300	$4,254,768

Road & Rail (1.6%)
CNF, Inc.	30,400	1,518,176
Norfolk Southern Corp.	418,880	22,648,842

		24,167,018

Total Industrials		194,283,613

Information Technology (17.6%)
Communications Equipment (10.1%)
Alcatel S.A. (ADR)*	1,445,400	22,259,160
Andrew Corp.*	115,800	1,422,024
Bookham, Inc.*^	195,903	1,868,914
Harris Corp.	426,200	20,154,998
JDS Uniphase Corp.*	2,718,600	11,336,562
Juniper Networks, Inc.*	773,200	14,783,584
Lucent Technologies, Inc.*	5,449,800	16,621,890
Nice Systems Ltd. (ADR)*^	141,980	7,235,301
Nokia Oyj (ADR)^	1,456,400	30,176,608
Nortel Networks Corp.*	3,684,400	11,237,420
Sycamore Networks, Inc.*^	14,000	65,800
Tekelec*^	462,300	6,393,609
Tellabs, Inc.*	617,900	9,824,610

		153,380,480

Computers & Peripherals (2.3%)
NCR Corp.*	424,400	17,735,676
Network Appliance, Inc.*	459,600	16,559,388

		34,295,064

Electronic Equipment & Instruments (0.9%)
Symbol Technologies, Inc.	1,302,100	13,776,218

Internet Software & Services (1.1%)
Equinix, Inc.*^.	17,200	1,104,584
Openwave Systems, Inc.*^	708,326	15,285,675

		16,390,259

IT Services (2.0%)
First Data Corp.	545,200	25,526,264
MoneyGram International, Inc.	139,247	4,277,668

		29,803,932

Semiconductors & Semiconductor Equipment (0.9%)
Agere Systems, Inc.*	14,000	210,560
Altera Corp.*	7,000	144,480
Applied Micro Circuits Corp.*	14,000	56,980
Intersil Corp., Class A	472,200	13,656,024
PMC-Sierra, Inc.*	14,000	172,060
Xilinx, Inc.	7,000	178,220

		14,418,324

Software (0.3%)
Adobe Systems, Inc.*	42,300	1,477,116
Electronic Arts, Inc.*	42,800	2,342,016
Reynolds & Reynolds Co.	1,400	39,760

		3,858,892

Total Information Technology		265,923,169

Materials (8.3%)
Chemicals (3.4%)
Ashland, Inc.	260,000	18,480,800
Mosaic Co.*^	144,169	2,068,825
Potash Corp. of Saskatchewan, Inc. (New York Exchange)	15,800	1,392,285
Potash Corp. of Saskatchewan, Inc. (Toronto Exchange)	307,200	27,061,248
Sinochem Hong Kong Holding Ltd.*	8,881,200	2,746,816

		51,749,974

Construction Materials (1.4%)
Texas Industries, Inc.^	352,283	$21,309,599

Containers & Packaging (2.0%)
Owens-Illinois, Inc.*	63,500	1,102,995
Pactiv Corp.*	1,152,200	28,274,988

		29,377,983

Metals & Mining (1.5%)
Novelis, Inc. (New York Exchange)^	425,200	8,746,364
Novelis, Inc. (Toronto Exchange)	674,300	13,848,987

		22,595,351

Total Materials		125,032,907

Telecommunication Services (12.5%)
Diversified Telecommunication Services (3.8%)
Arbinet-thexchange, Inc.*^	248,300	1,827,488
AT&T, Inc.	838,700	22,678,448
Orascom Telecom Holding SAE (GDR)^	115,466	6,342,547
Philippine Long Distance Telephone Co. (ADR)^	590,100	22,170,057
PT Indosat Tbk (ADR)	141,700	3,980,353

		56,998,893

Wireless Telecommunication Services (8.7%)
American Tower Corp., Class A*	744,890	22,585,065
Crown Castle
International Corp.*	82,000	2,324,700
NII Holdings, Inc.*	73,300	4,322,501
Sprint Nextel Corp.	3,955,020	102,197,717

		131,429,983

Total Telecommunication Services		188,428,876

Utilities (0.5%)
Independent Power Producers & Energy Traders (0.5%)
NRG Energy, Inc.*^	174,000	7,868,280
Ormat Technologies, Inc.^	6,604	251,613

Total Utilities		8,119,893

Total Common Stocks (97.3%) (Cost $1,270,889,893)		1,469,824,995

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (26.2%)
Allstate Life Global Funding
4.81%, 4/30/07 (l)	$2,000,000	2,000,000
American Express Credit Corp.
4.72%, 6/12/07 (l)	10,000,000	10,000,000
Beta Finance, Inc.
4.87%, 1/15/08 (l)	5,000,000	5,000,000
BNP Paribas/New York
4.85%, 2/22/08 (l)	2,000,000	2,000,000
CDC Financial Products, Inc.
4.98%, 5/1/06 (l)	17,000,000	17,000,000
Citigroup Global Markets, Inc.
4.95%, 4/7/06 (l)	25,000,000	25,000,000
Dorada Finance, Inc.
4.87%, 1/14/08 (l)	10,000,000	10,000,000
General Electric Capital Corp.
4.99%, 5/12/06 (l)	5,002,532	5,002,532
Goldman Sachs Group, Inc.
5.00%, 3/7/07	5,000,000	5,000,000
5.02%, 4/2/07	10,000,000	10,000,000
4.77%, 4/30/07 (l)	2,000,000	2,000,000

EQ ADVISORS TRUST

EQ/FI MID CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
5.04%, 12/28/07 (l)	$5,000,000	$5,000,000
Merrill Lynch & Co., Inc.
4.66%, 10/19/06 (l)	11,000,000	11,000,000
Morgan Stanley
5.06%, 4/2/07 (l).	5,000,000	5,000,000
Natexis Banques Populaires N.Y.
4.87%, 1/28/08 (l)	11,000,000	11,000,000
Nomura Securities
4.87%, 4/3/06	200,042,130	200,042,130
Royal Bank of Canada N.Y.
4.80%, 10/3/06 (l)	4,999,336	4,999,336
Sigma Finance, Inc.
4.87%, 10/24/07 (l)	24,995,759	24,995,759
Unicredito Italiano N.Y.
4.54%, 10/4/06 (l)	9,995,734	9,995,734
Wells Fargo & Co.
4.99%, 3/31/08 (l)	5,000,000	5,000,000
Wells Fargo Bank San Francisco N.A.
4.80%, 12/1/06 (l)	20,000,000	20,000,000
West Corp. Federal Credit Union
4.75%, 12/14/07 (l)	6,000,000	6,000,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		396,035,491

Time Deposit (4.4%)
JPMorgan Chase Nassau
4.26%, 4/3/06	$66,254,662	$66,254,662

Total Short-Term Investments (30.6%) (Amortized Cost $462,290,153)		462,290,153

Total Investments (127.9%) (Cost/Amortized Cost $1,733,180,046)		1,932,115,148
Other Assets Less Liabilities (-27.9%)		(420,905,821)

Net Assets (100%)		$1,511,209,327

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2006

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the three months ended March 31, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$563,817,511
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$561,776,197

As of March 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$203,432,567
Aggregate gross unrealized depreciation	(10,173,414)

Net unrealized appreciation	$193,259,153

Federal income tax cost of investments	$1,738,855,995

At March 31, 2006, the Portfolio had loaned securities with a total value of $387,656,320. This was secured by collateral of $396,035,491 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FI MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (16.4%)
Auto Components (0.6%)
Aftermarket Technology Corp.*^	253,000	$5,720,330
BorgWarner, Inc.^	43,600	2,617,744
Noble International Ltd.^	162,000	2,742,660

		11,080,734

Automobiles (0.2%)
Monaco Coach Corp.^	54,700	732,980
Nissan Motor Co., Ltd.	223,129	2,643,736

		3,376,716

Distributors (0.4%)
Prestige Brands Holdings, Inc.*^	674,400	8,207,448

Diversified Consumer Services (0.7%)
Jackson Hewitt Tax Service, Inc.^	381,000	12,031,980
Service Corp. International	104,800	817,440

		12,849,420

Hotels, Restaurants & Leisure (4.3%)
Ambassadors Group, Inc.^	194,430	4,938,522
Applebee International, Inc.	204,059	5,009,649
Boyd Gaming Corp.	158,300	7,905,502
Brinker International, Inc.^	177,160	7,485,010
Carnival Corp.	166,500	7,887,105
CBRL Group, Inc.	9,100	399,581
Dominos Pizza, Inc.	434,000	12,390,700
Gaylord Entertainment Co.*^	41,500	1,883,270
Harrah’s Entertainment, Inc.	16,290	1,269,968
Outback Steakhouse, Inc.	172,700	7,598,800
Penn National Gaming, Inc.*	207,000	8,731,260
Rare Hospitality International, Inc.*^	56,249	1,959,153
Royal Caribbean Cruises Ltd.	236,960	9,957,059
WMS Industries, Inc.*^	113,200	3,407,320

		80,822,899

Household Durables (1.4%)
Blount International, Inc.*^	166,800	2,687,148
Jarden Corp.*^	279,600	9,184,860
Kasen International Holdings Ltd.*	130,000	38,950
Leggett & Platt, Inc.	211,050	5,143,289
Matsushita Electric Industrial Co., Ltd.	82,000	1,817,357
Newell Rubbermaid, Inc.	170,900	4,304,971
Sony Corp. (ADR)	29,900	1,377,493
Stanley Works	49,200	2,492,472

		27,046,540

Internet & Catalog Retail (0.7%)
Emdeon Corp.*^	272,700	2,945,160
Insight Enterprises, Inc.*^	397,200	8,742,372
Priceline.com, Inc.*	50,000	1,242,000

		12,929,532

Leisure Equipment & Products (1.0%)
Brunswick Corp.	186,400	7,243,504
Eastman Kodak Co.^	369,800	10,517,112
K2, Inc.*^	156,200	1,960,310

		19,720,926

Media (2.1%)
Aeroplan Income Fund	8,694	96,136
CBS Corp., Class B	41,521	995,674
Clear Channel Communications, Inc.^	210,000	6,092,100
E.W. Scripps Co., Class A^	65,969	2,949,474
Gannett Co., Inc.	138,900	8,322,888
Lamar Advertising Co., Class A*	82,844	4,359,251
Live Nation, Inc.*	46,512	922,798
New Frontier Media, Inc.*	456,662	3,466,065
New York Times Co., Class A^	183,500	$4,644,385
Reader’s Digest Association, Inc.^	194,900	2,874,775
Tribune Co.^	88,600	2,430,298
Viacom, Inc., Class A*^	5,300	205,428
Viacom, Inc., Class B*	54,121	2,099,895

		39,459,167

Multiline Retail (0.7%)
Big Lots, Inc.*^	342,320	4,778,787
Dollar General Corp.	13,200	233,244
Family Dollar Stores, Inc.	296,900	7,897,540

		12,909,571

Specialty Retail (3.7%)
AnnTaylor Stores Corp.*	249,300	9,171,747
Asbury Automotive Group, Inc.*^	196,500	3,874,980
Autonation, Inc.*	87,600	1,887,780
AutoZone, Inc.*	2,000	199,380
Big 5 Sporting Goods Corp.^	236,500	4,630,670
Blacks Leisure Group PLC	6,800	64,872
Gap, Inc.	255,100	4,765,268
HOT Topic, Inc.*^	126,835	1,839,108
Lewis Group Ltd.	532,300	5,319,114
Lithia Motors, Inc., Class A^	146,247	5,074,771
Office Depot, Inc.*	66,300	2,469,012
OfficeMax, Inc.	163,500	4,932,795
Pacific Sunwear of California, Inc.*	125,100	2,772,216
Pier 1 Imports, Inc.^	377,200	4,379,292
RadioShack Corp.^	13,400	257,682
Sports Authority, Inc.*^	132,900	4,904,010
Tiffany & Co.	142,700	5,356,958
Yamada Denki Co., Ltd.	62,000	7,130,604

		69,030,259

Textiles, Apparel & Luxury Goods (0.6%)
Liz Claiborne, Inc.	180,300	7,388,694
Perry Ellis International, Inc.*^	163,784	3,706,432
Warnaco Group, Inc.*^	42,590	1,022,160

		12,117,286

Total Consumer Discretionary		309,550,498

Consumer Staples (3.4%)
Beverages (0.3%)
Coca-Cola Enterprises, Inc.	186,146	3,786,209
Cott Corp.*^	92,200	1,188,136

		4,974,345

Food & Staples Retailing (1.8%)
BJ’s Wholesale Club, Inc.*^	421,000	13,265,710
Kroger Co.*	133,900	2,726,204
Safeway, Inc.	663,340	16,663,101
Valor Co, Ltd.	99,500	2,158,827

		34,813,842

Food Products (0.4%)
Corn Products International, Inc.^	176,300	5,213,191
McCormick & Co., Inc. (Non-Voting)	44,900	1,520,314
Treehouse Foods, Inc.*	69,702	1,850,588

		8,584,093

Household Products (0.3%)
Colgate-Palmolive Co.	96,900	5,532,990

Personal Products (0.6%)
Avon Products, Inc.	340,500	10,613,385

Total Consumer Staples		64,518,655

Energy (8.3%)
Energy Equipment & Services (6.2%)
Baker Hughes, Inc.	69,390	4,746,276
BJ Services Co.	133,000	4,601,800
Cooper Cameron Corp.*	188,020	8,287,922
ENSCO International, Inc.	88,500	4,553,325

EQ ADVISORS TRUST

EQ/FI MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
FMC Technologies, Inc.*	133,700	$6,848,114
GlobalSantaFe Corp.	86,000	5,224,500
Halliburton Co.	172,400	12,588,648
Helmerich & Payne, Inc.	61,000	4,259,020
Nabors Industries Ltd.*	23,200	1,660,656
National Oilwell Varco, Inc.*	185,000	11,862,200
Noble Corp.	71,500	5,798,650
Oil States International, Inc.*^	434,400	16,007,640
Pride International, Inc.*	64,700	2,017,346
Smith International, Inc.	204,600	7,971,216
Superior Energy Services, Inc.*^	278,000	7,447,620
Transocean, Inc.*	80,700	6,480,210
W-H Energy Services, Inc.*^	145,600	6,477,744
Weatherford International Ltd.*	17,400	796,050

		117,628,937

Oil & Gas (2.1%)
Addax Petroleum Corp.*	366,800	8,803,703
EOG Resources, Inc.	46,200	3,326,400
EXCO Resources, Inc.*	74,600	934,738
Forest Oil Corp.*^.	91,100	3,387,098
Houston Exploration Co.*^	8,500	447,950
International Coal Group , Inc.*	781,400	7,610,836
Mariner Energy, Inc.*^	73,727	1,512,141
McMoRan Exploration Co.*^	49,200	877,728
Petroleum Development Corp.*^	128,300	5,819,688
Plains Exploration & Production Co.*	178,800	6,908,832

		39,629,114

Total Energy		157,258,051

Financials (13.4%)
Capital Markets (1.4%)
ACTA Holding ASA	1,800,600	7,160,862
Ameriprise Financial, Inc.	17,400	784,044
Janus Capital Group, Inc.	182,260	4,222,964
Lehman Brothers Holdings, Inc.	11,870	1,715,571
Merrill Lynch & Co., Inc.	100,700	7,931,132
Nuveen Investments, Inc., Class A	4,100	197,415
State Street Corp.	48,400	2,924,812
TD Ameritrade Holding Corp.*	54,300	1,133,241

		26,070,041

Commercial Banks (1.6%)
Bank of America Corp.	69,698	3,174,047
EuroBancshares, Inc.*^	189,646	2,235,926
Hanmi Financial Corp.^	160,841	2,904,788
Nara Bancorp, Inc.^	214,981	3,772,917
National Australia Bank Ltd.	39,600	1,064,527
Popular, Inc.	10,600	220,056
UCBH Holdings, Inc.^	320,828	6,070,066
UnionBanCal Corp.	54,660	3,834,946
Wachovia Corp.	140,430	7,871,101

		31,148,374

Consumer Finance (0.1%)
Capital One Financial Corp.	12,800	1,030,656

Diversified Financial Services (0.0%)
NETeller plc*	26,800	340,510

Insurance (5.6%)
Aflac, Inc.	93,920	4,238,610
Ambac Financial Group, Inc.	90,400	7,195,840
AmerUs Group Co.^.	93,700	5,644,488
Aspen Insurance Holdings Ltd.^	341,400	8,418,924
Endurance Specialty Holdings Ltd.	68,000	2,213,400
Hilb, Rogal & Hobbs Co.^	199,500	8,223,390
IPC Holdings Ltd.	103,996	2,917,088
Marsh & McLennan Cos., Inc.	39,900	1,171,464
MBIA, Inc.^.	115,500	6,945,015
MetLife, Inc.	68,500	3,313,345
Montpelier Reinsurance Holdings Ltd.^	302,300	$4,927,490
Philadelphia Consolidated Holdings Corp.*	506,700	17,298,738
Prudential Financial, Inc.	54,500	4,131,645
Reinsurance Group of America, Inc.^	25,100	1,186,979
Scottish Reinsurance Group Ltd.^	456,050	11,314,600
St. Paul Travelers Cos., Inc.	117,275	4,900,922
Stancorp Financial Group, Inc.	147,000	7,954,170
United America Indemnity Ltd., Class A*^	15,400	352,660
Universal American Financial Corp.*^	20,200	311,080
Willis Group Holdings Ltd.^	86,000	2,946,360

		105,606,208

Real Estate (3.0%)
Alexandria Real Estate Equities, Inc. (REIT)	32,800	3,126,824
American Financial Realty Trust (REIT)	149,100	1,737,015
Apartment Investment & Management Co. (REIT)	23,600	1,106,840
Developers Diversified Realty Corp. (REIT)	59,500	3,257,625
Digital Realty Trust, Inc. (REIT)	31,000	873,270
Duke Realty Corp. (REIT)^	70,820	2,687,619
Education Realty Trust, Inc. (REIT)^	448,800	6,866,640
Equity Office Properties Trust (REIT)	66,600	2,236,428
Equity Residential (REIT)	90,400	4,229,816
General Growth Properties, Inc. (REIT)	112,360	5,491,033
GMH Communities Trust (REIT)^	82,600	961,464
Kimco Realty Corp. (REIT)	103,400	4,202,176
Pennsylvania Real Estate Investment Trust (REIT)^	66,300	2,917,200
Reckson Associates Realty Corp. (REIT)^	78,300	3,587,706
SL Green Realty Corp. (REIT)^	28,100	2,852,150
Trizec Properties, Inc. (REIT)^	88,000	2,264,240
United Dominion Realty Trust, Inc. (REIT)	148,800	4,246,752
Vornado Realty Trust (REIT)	41,200	3,955,200

		56,599,998

Thrifts & Mortgage Finance (1.7%)
Countrywide Financial Corp.	134,930	4,951,931
Doral Financial Corp.^	244,300	2,821,665
Fannie Mae	147,200	7,566,080
Farmer Mac, Class C^	130,200	3,830,484
Freddie Mac	90,000	5,490,000
Hudson City Bancorp, Inc.	138,700	1,843,323
R&G Financial Corp., Class B^	421,400	5,334,924

		31,838,407

Total Financials		252,634,194

Health Care (13.9%)
Biotechnology (0.8%)
Biogen Idec, Inc.*	32,700	1,540,170
Cephalon, Inc.*^	76,000	4,579,000
Charles River Laboratories International, Inc.*	125,000	6,127,500
MedImmune, Inc.*	57,000	2,085,060
Onyx Pharmaceuticals, Inc.*^	30,710	806,445

		15,138,175

EQ ADVISORS TRUST

EQ/FI MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care Equipment & Supplies (3.9%)
Baxter International, Inc.	575,663	$22,341,481
Becton, Dickinson & Co.	103,140	6,351,361
Boston Scientific Corp.*	118,600	2,733,730
Conmed Corp.*^	53,319	1,021,059
Dade Behring Holdings, Inc.	25,293	903,213
Fisher Scientific International, Inc.*	321,169	21,855,551
Hospira, Inc.*.	32,300	1,274,558
Merit Medical Systems, Inc.*^	352,700	4,235,927
Nutraceutical International Corp.*	242,330	3,651,913
Varian, Inc.*^.	156,300	6,436,434
Waters Corp.*.	67,000	2,891,050

		73,696,277

Health Care Providers & Services (7.9%)
Allied Healthcare International, Inc.*^	955,698	4,635,135
AmerisourceBergen Corp.	165,020	7,965,516
Amsurg Corp.*^	154,400	3,503,336
Apria Healthcare Group, Inc.*^	350,400	8,052,192
Chemed Corp.^	11,900	706,146
Community Health Systems, Inc.*	238,900	8,636,235
HCA, Inc.	150,880	6,908,795
Health Net, Inc.*	325,969	16,565,745
Humana, Inc.*	126,100	6,639,165
Laboratory Corp. of America Holdings*	41,520	2,428,090
LifePoint Hospitals, Inc.*	462,500	14,383,750
McKesson Corp.	220,200	11,479,026
Omnicare, Inc.	65,700	3,612,843
Pediatrix Medical Group, Inc.*^	50,000	5,132,000
Quest Diagnostics, Inc.	194,720	9,989,136
RehabCare Group, Inc.*^	205,086	3,865,871
Sierra Health Services, Inc.*^	306,400	12,470,480
Sunrise Senior Living, Inc.*^	87,700	3,417,669
Triad Hospitals, Inc.*^	85,040	3,563,176
Universal Health Services, Inc., Class B	302,480	15,362,959

		149,317,265

Pharmaceuticals (1.3%)
First Horizon Pharmaceutical Corp.*^	339,900	8,568,879
Forest Laboratories, Inc.*.	22,400	999,712
Schering-Plough Corp.	492,160	9,346,118
Teva Pharmaceutical Industries Ltd. (ADR)	101,400	4,175,652
Wyeth	13,100	635,612

		23,725,973

Total Health Care		261,877,690

Industrials (11.8%)
Aerospace & Defense (2.0%)
Alliant Techsystems, Inc.*^	193,400	14,924,678
BE Aerospace, Inc.*	286,117	7,187,259
DRS Technologies, Inc.	143,100	7,851,897
European Aeronautic Defence & Space Co.NV	45,380	1,909,450
Honeywell International, Inc.	81,800	3,498,586
Lockheed Martin Corp.	15,420	1,158,505
Precision Castparts Corp.	24,710	1,467,774

		37,998,149

Air Freight & Logistics (0.3%)
Pacer International, Inc.^	192,072	6,276,913

Airlines (0.4%)
ACE Aviation Holdings, Inc., Class B*	48,300	1,393,190
Ryanair Holdings plc (ADR)*^	67,190	3,675,293
Southwest Airlines Co.	66,500	$1,196,335
Tam S.A. (Sponsored ADR)^	77,800	1,465,752

		7,730,570

Building Products (0.7%)
American Standard Cos., Inc.	57,900	2,481,594
Masco Corp.	330,400	10,734,696

		13,216,290

Commercial Services & Supplies (3.6%)
Allied Waste Industries, Inc.*	19,800	242,352
ARAMARK Corp., Class B	216,000	6,380,640
Brink’s Co.	91,000	4,619,160
Cendant Corp.	73,100	1,268,285
Corrections Corp. of America*^	91,500	4,135,800
FTI Consulting, Inc.*^	372,100	10,616,013
Geo Group, Inc.*^	316,410	10,549,110
Huron Consulting Group, Inc.*^	336,300	10,186,527
Manpower, Inc.	62,460	3,571,463
Navigant Consulting Co.*^	129,200	2,758,420
Pike Electric Corp.*	29,000	609,290
SOURCECORP, Inc.*	313,176	7,550,673
Steelcase, Inc., Class A.	128,200	2,307,600
Waste Connections, Inc.*^	99,600	3,965,076

		68,760,409

Construction & Engineering (1.2%)
Fluor Corp.	101,300	8,691,540
United Group Ltd.	733,800	6,734,049
URS Corp.*^	179,100	7,208,775

		22,634,364

Electrical Equipment (0.3%)
Genlyte Group, Inc.*^	68,600	4,674,404

Electronic Equipment & Instruments (0.0%)
Elec & Eltek International Co. Ltd.	25,500	66,555

Industrial Conglomerates (0.8%)
Tyco International Ltd.	544,760	14,643,149

Machinery (1.2%)
Albany International Corp.	65,200	2,483,468
Bradken Ltd.	660,000	2,400,127
Briggs & Stratton Corp.^	131,200	4,640,544
Deere & Co.	17,600	1,391,280
Harsco Corp.	17,400	1,437,588
Kennametal, Inc.^	12,900	788,706
SPX Corp.	146,130	7,806,264
Wabash National Corp.^	67,200	1,327,200

		22,275,177

Road & Rail (0.9%)
Canadian National Railway Co.	67,800	3,075,584
CSX Corp.	2,000	119,600
Laidlaw International, Inc.	312,375	8,496,600
Old Dominion Freight Line*^	59,287	1,597,784
Universal Truckload Services, Inc.*^	149,859	3,753,968

		17,043,536

Trading Companies & Distributors (0.3%)
UAP Holding Corp.^	226,744	4,874,996

Transportation Infrastructure (0.1%)
Grupo Aeroportuario del Sureste S.A. de C.V. (ADR)*	3,900	124,605
Macquarie Infrastructure Co. Trust^	39,545	1,285,212

		1,409,817

Total Industrials		221,604,329

EQ ADVISORS TRUST

EQ/FI MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Information Technology (18.4%)
Communications Equipment (2.4%)
Alcatel S.A. (ADR)*^	235,200	$3,622,080
Andrew Corp.*	155,100	1,904,628
Belden CDT, Inc.^	417,700	11,373,971
Black Box Corp.^	92,600	4,449,430
Blue Coat Systems, Inc.*	55,500	1,206,570
Dycom Industries, Inc.*^	299,340	6,360,975
Lucent Technologies, Inc.*	342,600	1,044,930
Motorola, Inc.	110,500	2,531,555
Nokia Oyj (ADR)^	207,900	4,307,688
Nortel Networks Corp.*	277,300	846,898
Plantronics, Inc.^	235,200	8,333,136

		45,981,861

Computers & Peripherals (2.4%)
Diebold, Inc.	45,500	1,870,050
Emulex Corp.*^	151,400	2,587,426
Intermec, Inc.*^	111,000	3,386,610
Maxtor Corp.*^	617,070	5,899,189
NCR Corp.*	166,100	6,941,319
Seagate Technology*^	373,200	9,826,356
Sun Microsystems, Inc.*	282,400	1,448,712
Western Digital Corp.*	723,580	14,059,160

		46,018,822

Electronic Equipment & Instruments (4.4%)
Agilent Technologies, Inc.*	298,400	11,204,920
Arrow Electronics, Inc.*	152,070	4,907,299
Avnet, Inc.*	359,480	9,123,603
Celestica, Inc. (New York Exchange)*^	608,000	6,961,600
Celestica, Inc. (Toronto Exchange)*	33,500	382,783
Flextronics International Ltd.*	996,670	10,315,534
Global Imaging Systems, Inc.*^	170,313	6,468,488
Ingram Micro, Inc., Class A*	165,700	3,314,000
Measurement Specialties, Inc.*^	236,600	6,187,090
Mettler-Toledo International, Inc.*	53,935	3,254,438
Molex, Inc.^	194,700	6,464,040
Solectron Corp.*	629,600	2,518,400
Symbol Technologies, Inc.	859,460	9,093,087
Tech Data Corp.*	52,400	1,934,084
Tektronix, Inc.	25,500	910,605

		83,039,971

Internet Software & Services (0.4%)
j2 Global Communications, Inc.*^	160,100	7,524,700

IT Services (3.8%)
Accenture Ltd., Class A	24,700	742,729
Affiliated Computer Services, Inc., Class A*	119,387	7,122,629
CACI International, Inc., Class A*^	106,522	7,003,821
Ceridian Corp.*	522,740	13,303,733
Computer Sciences Corp.*	153,500	8,526,925
Fidelity National Information Solutions, Inc.	244,300	9,906,365
Hewitt Associates, Inc., Class A*^	206,125	6,130,158
Iron Mountain, Inc.*^	3,100	126,294
SI International, Inc.*^	91,129	3,203,184
SinoCom Software Group Ltd.	604,000	529,289
Total System Services, Inc.^	152,800	3,043,776
Wright Express Corp.*^	415,000	11,640,750

		71,279,653

Office Electronics (0.9%)
Xerox Corp.*	1,157,190	17,589,288

Semiconductors & Semiconductor Equipment (2.4%)
Actel Corp.*^	16,271	$259,360
AMIS Holdings, Inc.*^	136,980	1,241,039
Amkor Technology, Inc.*^	164,782	1,423,717
Applied Materials, Inc.	275,100	4,817,001
ASM International N.V.*^	391,300	7,857,304
ASML Holding N.V. (N.Y. Shares)*^	329,700	6,715,989
DSP Group, Inc.*^	37,100	1,076,271
Fairchild Semiconductor International, Inc.*	219,030	4,176,902
Microsemi Corp.*^	25,700	748,127
MKS Instruments, Inc.*^	106,248	2,489,390
National Semiconductor Corp.	224,000	6,236,160
O2Micro International Ltd. (ADR)*^	679,459	7,222,649

		44,263,909

Software (1.7%)
Blackbaud, Inc.	250,748	5,313,350
Cadence Design Systems, Inc.*	223,180	4,126,598
EPIQ Systems, Inc.*^	195,433	3,713,227
Hyperion Solutions Corp.*	70,750	2,306,450
JDA Software Group, Inc.*	46,400	670,016
Open Solutions, Inc.*	28,200	770,142
Pervasive Software, Inc.*^	362,914	1,495,206
Sybase, Inc.*	66,300	1,400,256
Symantec Corp.*	257,403	4,332,092
Take-Two Interactive Software, Inc.*^	157,950	2,947,347
THQ, Inc.*^	193,500	5,009,715

		32,084,399

Total Information Technology		347,782,603

Materials (4.8%)
Chemicals (2.2%)
Albemarle Corp.^	43,550	1,974,992
Ashland, Inc.	82,800	5,885,424
Bayer AG	13,200	528,100
Celanese Corp.	97,900	2,052,963
Chemtura Corp.	528,736	6,228,510
Cytec Industries, Inc.^	118,500	7,111,185
Ferro Corp.^	103,400	2,068,000
Georgia Gulf Corp.^	32,600	847,274
Israel Chemicals Ltd.	227,300	810,708
Nippon Synthetic Chemical Industry Co., Ltd.	9,000	43,326
OM Group, Inc.*^	212,338	4,883,774
Omnova Solutions, Inc.*	131,800	806,616
PolyOne Corp.*^	163,069	1,519,803
RPM International, Inc.^	157,100	2,818,374
Spartech Corp.^	142,636	3,423,264
Valspar Corp.	4,800	133,776

		41,136,089

Containers & Packaging (0.9%)
Owens-Illinois, Inc.*	466,599	8,104,825
Packaging Corp. of America^	177,100	3,974,124
Packaging Dynamics Corp.	287,110	3,976,473

		16,055,422

Metals & Mining (1.7%)
Agnico-Eagle Mines Ltd.	47,300	1,440,285
Alcan, Inc.	138,230	6,330,901
Alcoa, Inc.	179,400	5,482,464
Carpenter Technology Corp.^	41,600	3,932,032
Newmont Mining Corp.	54,800	2,843,572
Olympic Steel, Inc.^	66,500	2,006,970
Oregon Steel Mills, Inc.*^	32,200	1,647,674

EQ ADVISORS TRUST

EQ/FI MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Steel Dynamics, Inc.^	164,200	$9,315,066

		32,998,964

Total Materials		90,190,475

Telecommunication Services (3.2%)
Diversified Telecommunication Services (1.2%)
Alaska Communications Systems Group, Inc.^	249,700	3,028,861
AT&T, Inc.	93,600	2,530,944
BellSouth Corp.	99,800	3,458,070
CenturyTel, Inc.	2,700	105,624
Citizens Communications Co.	252,300	3,348,021
Cogent Communications Group, Inc.*^	97,400	949,650
Iowa Telecommunications Services, Inc.^	163,509	3,119,752
NTELOS Holdings Corp.*	63,700	892,437
Philippines Long Distance
Telephone Co. (ADR)^	34,800	1,307,436
Verizon Communications, Inc.	83,100	2,830,386

		21,571,181

Wireless Telecommunication Services (2.0%)
ALLTEL Corp.	53,200	3,444,700
Dobson Communications Corp.*^	347,700	2,788,554
Investcom LLC (GDR)	664,069	10,293,069
MTN Group Ltd.	1,272,100	12,691,078
Sprint Nextel Corp.	131,500	3,397,960
Vimpel-Communications OAO (ADR)*	116,800	5,023,568

		37,638,929

Total Telecommunication Services		59,210,110

Utilities (2.4%)
Electric Utilities (1.2%)
Edison International, Inc.	153,020	6,301,364
Entergy Corp.	63,180	4,355,629
Exelon Corp.	70,900	3,750,610
FPL Group, Inc.	92,400	3,708,936
PPL Corp.	150,040	4,411,176

		22,527,715

Independent Power Producers & Energy Traders (0.8%)
AES Corp.*	192,000	3,275,520
Constellation Energy Group, Inc.	51,800	2,833,978
NRG Energy, Inc.*^	94,100	4,255,202
TXU Corp.	89,700	4,014,972

		14,379,672

Multi-Utilities & Unregulated Power (0.4%)
CMS Energy Corp.*	51,100	661,745
PG&E Corp.	123,340	4,797,926
Public Service Enterprise Group, Inc.	50,300	3,221,212

		8,680,883

Total Utilities		45,588,270

Total Common Stocks (96.0%) (Cost $1,539,269,471)		1,810,214,875

CONVERTIBLE PREFERRED STOCKS:
Consumer Discretionary (0.1%)
Automobiles (0.1%)
General Motors Corp.
4.50%, 3/6/32	73,100	1,690,437

Hotels, Restaurants & Leisure (0.0%)
Six Flags, Inc.,
7.25%, 8/15/09	22,200	522,810

Total Consumer Discretionary		2,213,247

Materials (0.1%)
Containers & Packaging (0.1%)
Owens-Illinois, Inc.,
4.75%, 12/31/49	61,300	$2,130,175

Total Materials		2,130,175

Utilities (0.1%)
Multi-Utilities & Unregulated Power (0.1%)
Dominion Resources, Inc.,
8.75%, 5/15/06	31,600	1,603,384

Total Utilities		1,603,384

Total Convertible Preferred Stocks (0.3%) (Cost $5,723,614).		5,946,806

	Principal Amount
LONG-TERM DEBT SECURITIES:
Consumer Discretionary (0.0%)
Leisure Equipment & Products (0.0%)
K2, Inc.
7.375%, 7/1/14	$20,000	19,950

Total Consumer Discretionary		19,950

Health Care (0.1%)
Health Care Providers & Services (0.1%)
Tenet Healthcare Corp.*
6.375%, 12/1/11	1,455,000	1,313,138

Total Health Care		1,313,138

Information Technology (0.0%)
Electronic Equipment & Instruments (0.0%)
Celestica, Inc.
7.875%, 7/1/11	940,000	958,800

Total Information Technology		958,800

Total Long-Term Debt Securities (0.1%) (Cost $2,269,923)		2,291,888

SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (21.2%)
Allstate Life Global Funding
4.81%, 4/30/07 (l)	2,000,000	2,000,000
American Express Credit Corp.
4.72%, 6/12/07 (l)	10,000,000	10,000,000
Bank of Nova Scotia N.Y.
4.81%, 5/30/06 (l)	14,998,748	14,998,748
Bear Stearns Co., Inc.
4.87%, 8/1/07	5,000,000	5,000,000
Beta Finance, Inc.
4.87%, 1/15/08 (l)	7,000,000	7,000,000
CC USA, Inc.
4.83%, 5/5/06 (l)	18,499,554	18,499,554
4.87%, 1/25/08 (l)	10,000,000	10,000,000
CDC Financial Products, Inc.
4.98%, 5/1/06 (l)	17,000,000	17,000,000
Citigroup Global Markets, Inc.
4.95%, 4/7/06 (l)	20,000,000	20,000,000
Commonwealth Bank of Australia
4.78%, 4/30/07 (l)	5,000,000	5,000,000
Dorada Finance, Inc.
4.87%, 1/14/08 (l)	10,000,000	10,000,000
Fifth Third Bancorp
4.78%, 4/30/07 (l)	2,000,000	2,000,000
General Electric Capital Corp.
4.99%, 5/12/06 (l)	5,002,531	5,002,531

EQ ADVISORS TRUST

EQ/FI MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
Goldman Sachs Group, Inc.
4.77%, 4/30/07 (l)	$5,000,000	$5,000,000
5.04%, 12/28/07 (l)	10,000,000	10,000,000
Manufactures & Traders Trust Co.
4.77%, 6/20/06 (l)	14,999,898	14,999,898
Merrill Lynch Mortgage Capital
4.98%, 4/6/06 (l)	25,000,000	25,000,000
Morgan Stanley
5.06%, 4/2/07 (l)	22,500,000	22,500,000
Natexis Banques Populaires N.Y.
4.87%, 1/28/08 (l)	11,000,000	11,000,000
National City Bank/Ohio
4.86%, 12/5/07 (l)	9,998,735	9,998,735
New York Life Insurance Co.
4.93%, 6/30/06 (l)	5,000,000	5,000,000
Nomura Securities
4.87%, 4/3/06	57,523,857	57,523,857
Royal Bank of Canada N.Y.
4.80%, 10/3/06 (l)	4,999,336	4,999,336
Sigma Finance, Inc.
4.87%, 10/24/07 (l)	24,995,759	24,995,759
Swedbank N.Y.
4.75%, 7/14/06 (l)	9,998,230	9,998,230
U.S. Bank N.A.
4.62%, 10/2/06 (l)	9,996,628	9,996,628
Unicredito Italiano Bank plc
4.70%, 4/30/07 (l)	10,000,000	10,000,000
Unicredito Italiano N.Y.
4.54%, 10/4/06 (l)	$14,993,602	$14,993,602
Wells Fargo & Co.
4.99%, 3/31/08 (l)	23,000,000	23,000,000
Wells Fargo Bank San Francisco N.A.
4.80%, 12/1/06 (l)	15,000,000	15,000,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		400,506,878

Time Deposit (4.3%)
JPMorgan Chase Nassau
4.26%, 4/3/06	81,453,234	81,453,234

Total Short-Term Investments (25.5%) (Amortized Cost $481,960,112)		481,960,112

Total Investments (121.9%) (Cost/Amortized Cost $2,029,223,120)		2,300,413,681
Other Assets Less Liabilities (-21.9%)		(413,736,546)

Net Assets (100%)		$1,886,677,135

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2006.

Glossary:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

REIT — Real Estate Investment Trust

Investment security transactions for the three months ended March 31, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$389,997,542
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$366,231,328

As of March 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$313,652,744
Aggregate gross unrealized depreciation	(48,500,692)

Net unrealized appreciation	$265,152,052

Federal income tax cost of investments	$2,035,261,629

At December 31, 2005, the Portfolio had loaned securities with a total value of $392,174,399. This was secured by collateral of $400,506,878 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. Additionally, uninvested cash received as collateral on loaned securities was held in an interest bearing account in the amount of $43,125, which the Portfolio cannot repledge.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (15.1%)
Auto Components (0.1%)
Dana Corp.	34,000	$51,340
Proliance International, Inc.*	117	639

		51,979

Diversified Consumer Services (0.5%)
Education Management Corp.*	6,000	249,600

Hotels, Restaurants & Leisure (4.7%)
Aztar Corp.*	17,000	713,830
Churchill Downs, Inc.	3,000	114,960
Dover Motorsports, Inc.	5,000	27,450
Fairmont Hotels & Resorts, Inc.	30,000	1,341,000
GTECH Holdings Corp.	11,500	391,575

		2,588,815

Household Durables (0.7%)
Fedders Corp.	4,000	6,080
Lenox Group, Inc.*	2,000	26,200
Maytag Corp.	15,000	319,950
Skyline Corp.	1,000	41,380

		393,610

Leisure Equipment & Products (0.0%)
Fairchild Corp., Class A*	5,000	13,000

Media (8.8%)
Acme Communications, Inc.*	4,000	16,560
Cablevision Systems Corp. - New York Group, Class A*	42,000	1,121,400
CBS Corp.	11,500	277,150
Crown Media Holdings, Inc. Class A*	18,000	114,120
Discovery Holding Co., Class A*	700	10,500
Dow Jones & Co., Inc.	5,000	196,500
Fisher Communications, Inc.*	2,000	89,500
Interep National Radio Sales, Inc., Class A*	3,000	540
Knight Ridder, Inc.	4,500	284,445
Liberty Global, Inc., Class A*	1,080	22,108
Liberty Global, Inc., Class C*	580	11,455
Liberty Media Corp., Class A*	10,000	82,100
Lin TV Corp., Class A*	8,000	72,000
McClatchy Co., Class A	1,000	48,850
Media General, Inc., Class A	3,000	139,860
Nelson (Thomas), Inc.	28,000	819,000
Paxson Communications Corp.*	20,000	18,800
Primedia, Inc.*	5,000	10,350
Reader’s Digest Association, Inc.	500	7,375
Salem Communications Corp., Class A*	1,500	22,515
Shaw Communications, Inc. Class B	1,500	35,865
Sinclair Broadcast Group, Inc., Class A	3,000	24,450
Tribune Co.	9,000	246,870
Triple Crown Media, Inc.*	1,500	8,850
Univision Communications, Inc., Class A*	6,000	206,820
Viacom, Inc., Class A*	5,500	213,180
Vivendi Universal S.A. (Sponsored ADR)	7,000	239,400
VNU N.V.	11,000	357,151
Walt Disney Co.	4,000	111,560
Young Broadcasting, Inc., Class A*	11,500	39,100

		4,848,374

Multiline Retail (0.0%)
Saks, Inc.*	200	3,860

Specialty Retail (0.3%)
Burlington Coat Factory Warehouse Corp.	1,000	$45,450
CSK Auto Corp.*	5,000	69,350
Midas, Inc.*	1,700	37,179
Sports Authority, Inc.*	1,000	36,900

		188,879

Total Consumer Discretionary		8,338,117

Consumer Staples (4.2%)
Beverages (0.8%)
Pernod-Ricard S.A. (Sponsored ADR)	1,011	48,033
Vincor International, Inc.	15,000	405,023

		453,056

Food & Staples Retailing (2.2%)
Albertson’s, Inc.	40,000	1,026,800
BJ’s Wholesale Club, Inc.*	500	15,755
Pathmark Stores, Inc.*	1,000	10,460
Topps Co., Inc.	20,000	175,400

		1,228,415

Food Products (1.2%)
Cadbury Schweppes plc (ADR)	2,000	80,000
Flowers Foods, Inc.	750	22,275
Groupe Danone (ADR)	10,000	256,300
H.J. Heinz Co.	7,500	284,400
Tootsie Roll Industries, Inc.	546	15,981

		658,956

Total Consumer Staples		2,340,427

Energy (2.5%)
Energy Equipment & Services (0.1%)
RPC, Inc.	1,125	25,706

Oil & Gas (2.4%)
Burlington Resources, Inc.	6,000	551,460
Chevron Corp.	3,000	173,910
James River Coal Co. *	7,000	237,790
Pioneer Natural Resources Co.	500	22,125
Remington Oil & Gas Corp.*	8,000	345,760

		1,331,045

Total Energy		1,356,751

Financials (7.2%)
Capital Markets (1.2%)
Ameriprise Financial, Inc.	1,000	45,060
BKF Capital Group, Inc.	3,000	39,000
Deutsche Bank AG (Registered)	1,000	114,240
Mellon Financial Corp.	500	17,800
SWS Group, Inc.	17,000	444,550

		660,650

Commercial Banks (0.9%)
Banca Antonveneta S.p.A.	7,000	224,483
First Republic Bank/California	450	17,019
Gold Banc Corp., Inc.	9,700	177,704
North Fork Bancorp, Inc.	2,500	72,075

		491,281

Consumer Finance (0.5%)
American Express Co.	5,000	262,750

Insurance (0.6%)
CNA Surety Corp.*	5,000	83,650
Jefferson-Pilot Corp.	5,000	279,700

		363,350

Real Estate (3.6%)
Arden Realty, Inc. (REIT)	26,500	1,195,945
CarrAmerica Realty Corp. (REIT)	10,000	446,100
Longview Fibre Co. (REIT)	1,000	25,840

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
MeriStar Hospitality Corp. (REIT)*	30,000	$311,400

		1,979,285

Thrifts & Mortgage Finance (0.4%)
Flushing Financial Corp.	2,500	43,650
Independence Community Bank Corp.	2,000	83,360
New York Community Bancorp, Inc.	2,000	35,040
NewAlliance Bancshares, Inc.	2,750	39,682
Sovereign Bancorp, Inc.	1	22

		201,754

Total Financials		3,959,070

Health Care (11.2%)
Biotechnology (5.3%)
Abgenix, Inc.*	52,000	1,170,000
Chiron Corp.*	34,000	1,557,540
Serono S.A. (ADR)	11,000	191,510

		2,919,050

Health Care Equipment & Supplies (2.7%)
ArthroCare Corp.*	200	9,564
Bio-Rad Laboratories, Inc., Class A*	200	12,470
Biosite, Inc.*	1,000	51,930
BioVeris Corp.*	300	1,176
Cholestech Corp.*	200	2,606
Conmed Corp.*	10,000	191,500
DJ Orthopedics, Inc.*	200	7,952
Encore Medical Corp.*	500	2,560
Exactech, Inc.*	2,500	34,950
Guidant Corp.	10,000	780,600
ICU Medical, Inc.*	1,000	36,190
Kensey Nash Corp.*	4,000	114,400
Lifecore Biomedical, Inc.*	5,000	58,500
Orthofix International N.V.*	600	23,892
Osteotech, Inc.*	1,500	6,570
Regeneration Technologies, Inc.*	4,000	31,240
Schick Technologies, Inc.*	500	24,950
Thermo Electron Corp.*	1,000	37,090
Thoratec Corp.*	1,000	19,270
Tutogen Medical , Inc.*	5,000	25,000
Young Innovations, Inc.	300	10,956

		1,483,366

Health Care Providers & Services (0.4%)
Amicas, Inc.*	1,000	4,720
IMS Health, Inc.	7,000	180,390
NWH, Inc.	2,500	34,850

		219,960

Pharmaceuticals (2.8%)
Allergan, Inc.	1,405	152,416
Andrx Corp.*	17,000	403,580
Bristol-Myers Squibb Co.	2,000	49,220
Collagenex Pharmaceuticals, Inc.*	500	7,400
Schering AG	1,500	155,728
Schering AG (ADR)	7,900	820,889

		1,589,233

Total Health Care		6,211,609

Industrials (8.5%)
Aerospace & Defense (0.5%)
Herley Industries, Inc.*	3,000	62,640
Honeywell International, Inc.	1,000	42,770
Kaman Corp.	2,000	50,320
Sequa Corp., Class A*	1,000	97,800

		253,530

Building Products (3.1%)
Griffon Corp.*	5,000	$124,200
Pilkington plc	250,000	702,493
Water Pik Technologies Inc.*	32,800	908,888

		1,735,581

Commercial Services & Supplies (0.2%)
Nashua Corp.*	5,000	42,500
Republic Services, Inc.	1,000	42,510

		85,010

Electrical Equipment (0.7%)
Cooper Industries Ltd., Class A	2,000	173,800
SL Industries, Inc.*	6,000	99,000
Thomas & Betts Corp.*	2,500	128,450

		401,250

Industrial Conglomerates (1.2%)
Tyco International Ltd.	25,000	672,000

Machinery (2.8%)
Ampco-Pittsburgh Corp.	500	10,000
Baldwin Technology Co.*	6,000	37,380
CIRCOR International, Inc.	1,000	29,200
Flowserve Corp.*	2,000	116,680
ITT Industries, Inc.	2,400	134,928
Stewart & Stevenson Services, Inc.	33,000	1,203,840
Watts Water Technologies, Inc., Class A	1,000	36,340

		1,568,368

Total Industrials		4,715,739

Information Technology (4.2%)
Communications Equipment (0.4%)
Belden CDT, Inc.	3,500	95,305
Lucent Technologies, Inc.*	33,000	100,650

		195,955

Computers & Peripherals (0.0%)
Maxtor Corp.*	2,000	19,120

Electronic Equipment & Instruments (0.8%)
Excel Technology, Inc.*	15,000	442,050

IT Services (2.6%)
Anteon International Corp.*	22,500	1,227,600
Computer Sciences Corp.*	1,500	83,325
iPayment, Inc.*	500	21,425
TNS, Inc.*	5,000	105,900

		1,438,250

Semiconductors & Semiconductor Equipment (0.0%)
Monolithic System Technology, Inc.*	3,000	26,580

Software (0.4%)
Borland Software Corp.*	8,000	43,200
FalconStor Software, Inc.*	5,500	51,975
GSE Systems, Inc.*	424	742
Matrixone, Inc.*	12,000	85,920
Mobius Management Systems, Inc.*	2,000	12,500

		194,337

Total Information Technology		2,316,292

Materials (4.2%)
Chemicals (2.1%)
BOC Group plc	7,500	201,251
BOC Group plc (ADR)	6,000	321,600
Engelhard Corp.	8,000	316,880
Ferro Corp.	5,500	110,000
Hercules, Inc.*	7,000	96,600
Huntsman Corp.*	1,500	28,950
MacDermid, Inc.	1,000	32,150

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Sensient Technologies Corp.	3,000	$54,150

		1,161,581

Construction Materials (0.1%)
Lafarge North America, Inc.	500	42,000

Containers & Packaging (1.2%)
Greif, Inc., Class A	1,500	102,630
Packaging Dynamics Corp.	42,000	581,700

		684,330

Metals & Mining (0.8%)
Barrick Gold Corp.	7,429	202,366
Falconbridge Ltd.	3,000	105,150
Gold Fields Ltd. (ADR)	4,000	87,920
WHX Corp.*	2,000	20,300

		415,736

Total Materials		2,303,647

Telecommunication Services (7.9%)
Diversified Telecommunication Services (2.0%)
PanAmSat Corp.	12,500	310,250
Portugal Telecom SGPS S.A. (Registered)	60,000	726,816
Qwest Communications International, Inc.*	8,000	54,400

		1,091,466

Wireless Telecommunication Services (5.9%)
Centennial Communications Corp.*	2,500	18,325
Nextel Partners, Inc., Class A*	70,000	1,982,400
Price Communications Corp.*	1,050	18,575
Rogers Communications, Inc., Class B	1,750	66,762
Sprint Nextel Corp.	31,000	801,040
Telesystem International Wireless, Inc.*†	2,000	—
U.S. Cellular Corp.*	7,000	415,520

		3,302,622

Total Telecommunication Services		4,394,088

Utilities (5.3%)
Electric Utilities (2.4%)
Cinergy Corp.	3,000	136,230
DPL, Inc.	4,000	108,000
Duquesne Light Holdings, Inc.	8,500	140,250
Endesa S.A.	28,000	902,675
Unisource Energy Corp.	1,000	30,500

		1,317,655

Gas Utilities (0.1%)
Laclede Group, Inc.	300	$10,326
SEMCO Energy, Inc.*	2,000	11,080
Southwest Gas Corp.	500	13,975

		35,381

Multi-Utilities & Unregulated Power (2.8%)
KeySpan Corp.	34,000	1,389,580
Public Service Enterprise Group, Inc.	3,000	192,120
Suez S.A. (VVPR)*	4,000	48

		1,581,748

Total Utilities		2,934,784

Total Common Stocks (70.3%) (Cost $37,543,994)		38,870,524

	Principal Amount

SHORT-TERM INVESTMENTS:
Government Security (9.0%)
U.S. Treasury Bills
4.61%, 4/27/06 (o)(p)	$5,000,000	4,982,768

Time Deposit (21.2%)
JPMorgan Chase Nassau
4.26%, 4/3/06	11,714,082	11,714,082

Total Short-Term Investments (30.2%) (Cost/Amortized Cost $16,697,489)		16,696,850

Total Investments (100.5%) (Cost/Amortized Cost $54,241,483)		55,567,374
Other Assets Less Liabilities (-0.5%)		(278,300)

Net Assets (100%)		$55,289,074

*	Non-income producing.

†	Securities (totaling $0 or 0.00% of net assets) valued at fair value.

(o)	Discount Note Security. Effective rate calculated as of March 31, 2006.

(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

VVPR — Verlaagde Vooheffing Precompte Reduit (Belgium Dividend Coupon)

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2006 (Unaudited)

Investment security transactions for the three months ended March 31, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$33,771,360
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$24,884,703

As of March 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,033,459
Aggregate gross unrealized depreciation	(719,868)

Net unrealized appreciation	$1,313,591

Federal income tax cost of investments	$54,253,783

For the three months ended March 31, 2006, the Portfolio incurred approximately $22,053 as brokerage commissions with Gabelli & Co., an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (24.2%)
Auto Components (3.3%)
BorgWarner, Inc.	142,000	$8,525,680
Dana Corp	660,000	996,600
Federal-Mogul Corp.*	60,000	19,200
Modine Manufacturing Co	170,000	5,015,000
Proliance International, Inc.*	160,007	873,638
Spartan Motors, Inc.	140,000	1,610,000
Standard Motor Products, Inc.	250,000	2,220,000
Strattec Security Corp.*	19,000	708,510
Tenneco, Inc.*	70,000	1,518,300

		21,486,928

Automobiles (0.3%)
Fleetwood Enterprises, Inc.*	140,000	1,563,800
Monaco Coach Corp.	20,000	268,000
Thor Industries, Inc.	4,000	213,440

		2,045,240

Diversified Consumer Services (0.2%)
Concorde Career
Colleges, Inc.*	54,000	891,000
Matthews International Corp., Class A	10,000	382,600

		1,273,600

Hotels, Restaurants & Leisure (5.7%)
Aztar Corp.*	210,000	8,817,900
Canterbury Park Holding Corp.	63,000	856,800
Churchill Downs, Inc.	145,000	5,556,400
Dover Downs Gaming & Entertainment, Inc.	70,000	1,523,900
Dover Motorsports, Inc.	246,100	1,351,089
Gaylord Entertainment Co.*	180,000	8,168,400
Kerzner International Ltd.*	34,000	2,645,880
Magna Entertainment Corp., Class A*	225,000	1,527,750
Marcus Corp.	4,000	79,800
Pinnacle Entertainment, Inc.*	80,000	2,253,600
Six Flags, Inc.*.	60,000	610,800
Steak n Shake Co.*	50,000	1,055,000
Triarc Cos., Inc., Class A	40,000	729,200
Triarc Cos., Inc., Class B	70,000	1,223,600

		36,400,119

Household Durables (2.5%)
Cavalier Homes, Inc.*	230,000	1,610,000
Cavco Industries, Inc.*	92,000	4,470,280
Champion Enterprises, Inc.*	250,000	3,740,000
Fedders Corp.	575,000	874,000
Lenox Group, Inc.*	79,400	1,040,140
National Presto Industries, Inc.	4,000	196,680
Palm Harbor Homes, Inc.*	25,000	535,750
Skyline Corp.	76,000	3,144,880
Southern Energy Homes, Inc.*	70,000	417,200

		16,028,930

Leisure Equipment & Products (0.2%)
Fairchild Corp., Class A*	450,000	1,170,000

Media (9.0%)
Acme Communications, Inc.*	55,000	227,700
Beasley Broadcasting Group, Inc., Class A	115,000	1,394,950
Belo Corp., Class A	105,000	2,087,400
Cablevision Systems Corp. - New York Group, Class A*	360,000	9,612,000
Citadel Broadcasting Corp.	2,000	22,180
Crown Media Holdings, Inc., Class A*	70,000	443,800
Cumulus Media, Inc., Class A*	8,005	90,137
Discovery Holding Co., Class A*	10,000	$150,000
E.W. Scripps Co., Class A	40,000	1,788,400
Fisher Communications, Inc.*	90,000	4,027,500
Gemstar-TV Guide International, Inc.*	600,000	1,854,000
Gray Television, Inc.	270,000	2,268,000
Imax Corp.*	16,000	162,400
Interactive Data Corp.*	135,000	3,172,500
Interep National Radio Sales, Inc., Class A*	70,000	12,600
Journal Register Co.	70,000	852,600
Lakes Entertainment, Inc.*	116,000	1,262,080
Lee Enterprises, Inc.	50,000	1,664,500
Liberty Global, Inc. Class A*	15,000	307,050
Liberty Global, Inc., Class C*	15,000	296,250
Liberty Media Corp., Class A*	50,000	410,500
Lin TV Corp., Class A*	220,000	1,980,000
McClatchy Co., Class A	100,000	4,885,000
MDC Partners, Inc., Class A*	10,000	85,300
Media General, Inc., Class A	154,000	7,179,480
Meredith Corp.	50,000	2,789,500
Nelson (Thomas), Inc	55,000	1,608,750
Nexstar Broadcasting Group, Inc., Class A*	64,000	332,800
Paxson Communications Corp.*	120,000	112,800
Penton Media, Inc.*	100,000	63,000
Primedia, Inc.*	410,000	848,700
Reader’s Digest Association, Inc.	12,000	177,000
Salem Communications Corp., Class A*	150,000	2,251,500
Sinclair Broadcast Group, Inc., Class A	210,000	1,711,500
Triple Crown Media, Inc.*	85,000	501,500
Young Broadcasting, Inc., Class A*	250,000	850,000

		57,483,377

Specialty Retail (2.4%)
Big 5 Sporting Goods Corp	20,000	391,600
Bowlin Travel Centers, Inc.*	70,000	112,000
Burlington Coat Factory Warehouse Corp	75,000	3,408,750
CSK Auto Corp.*	60,000	832,200
Gander Mountain Co.*	3,000	28,260
Midas, Inc.*.	230,000	5,030,100
Pep Boys - Manny, Moe & Jack	240,000	3,626,400
Scheib (Earl), Inc.*	280,000	1,008,000
United Auto Group, Inc.	20,000	860,000

		15,297,310

Textiles, Apparel & Luxury Goods (0.6%)
Hartmarx Corp.*	215,000	1,915,650
Levcor International, Inc.*	75,000	67,500
Movado Group, Inc.	52,000	1,200,160
Wolverine World Wide, Inc.	35,000	774,550

		3,957,860

Total Consumer Discretionary		155,143,364

Consumer Staples (6.7%)
Beverages (0.2%)
Boston Beer Co., Inc., Class A*	60,000	1,560,600

Food & Staples Retailing (1.1%)
Ingles Markets, Inc., Class A	145,000	2,583,900
Topps Co., Inc.	400,000	3,508,000

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Weis Markets, Inc.	27,000	$1,203,390

		7,295,290

Food Products (3.2%)
Corn Products International, Inc.	102,000	3,016,140
Del Monte Foods Co.	100,000	1,186,000
Flowers Foods, Inc.	215,000	6,385,500
Griffin Land & Nurseries, Inc.*	129,400	3,882,000
Hain Celestial Group, Inc.*	25,000	654,750
J & J Snack Foods Corp.	4,000	134,360
John B. Sanfilippo & Son, Inc.*	1,000	15,830
Ralcorp Holdings, Inc.*	50,000	1,902,500
Tootsie Roll Industries, Inc.	111,395	3,260,517

		20,437,597

Household Products (1.6%)
Church & Dwight Co., Inc.	70,000	2,584,400
Energizer Holdings, Inc.*	26,000	1,378,000
Katy Industries, Inc.*	207,200	743,848
Oil-Dri Corp. of America ‡	235,000	4,700,000
WD-40 Co.	20,000	617,000

		10,023,248

Personal Products (0.6%)
Elizabeth Arden, Inc.*	10,000	233,200
Revlon, Inc., Class A*	221,145	698,818
Schiff Nutrition International, Inc.*	438,000	2,619,240
TL Administration Corp.*†	85,000	340

		3,551,598

Total Consumer Staples		42,868,333

Energy (0.6%)
Energy Equipment & Services (0.6%)
Oceaneering International, Inc.*	17,000	974,100
RPC, Inc.	130,000	2,970,500
W-H Energy Services, Inc.*	5,000	222,450

Total Energy		4,167,050

Financials (3.9%)
Capital Markets (1.5%)
BKF Capital Group, Inc.	27,000	351,000
Epoch Holding Corp.*	25,000	120,000
SWS Group, Inc.	157,000	4,105,550
Waddell & Reed Financial, Inc.	205,000	4,735,500

		9,312,050

Commercial Banks (0.4%)
Sterling Bancorp/New York	126,000	2,595,600

Insurance (1.9%)
Alleghany Corp.*	4,284	1,240,218
Argonaut Group, Inc.*	110,000	3,910,500
CNA Surety Corp.*	147,500	2,467,675
Midland Co.	135,000	4,722,300

		12,340,693

Real Estate (0.1%)
Gyrodyne Co. of America, Inc.*	2,000	90,000
Harbor Global Co., Ltd.	70,000	630,000

		720,000

Total Financials		24,968,343

Health Care (5.8%)
Biotechnology (0.1%)
Invitrogen Corp.*	12,000	841,560

Health Care Equipment & Supplies (4.0%)
Align Technology, Inc.*	120,000	1,100,400
Angiodynamics, Inc.*	70,000	2,104,200
Biosite, Inc.*	38,000	1,973,340
Conmed Corp.*	125,000	$2,393,750
Edwards Lifesciences Corp.*	78,000	3,393,000
Exactech, Inc.*	115,000	1,607,700
ICU Medical, Inc.*	24,000	868,560
Inverness Medical Innovations, Inc.*	12,000	344,760
Kensey Nash Corp.*	102,000	2,917,200
Lifecore Biomedical, Inc.*	9,000	105,300
Orthofix International N.V.*	10,000	398,200
Possis Medical, Inc.*	50,000	508,000
Regeneration Technologies, Inc.*	88,000	687,280
Schick Technologies, Inc.*	18,000	898,200
Sybron Dental Specialties, Inc.*	80,000	3,299,200
Thermo Electron Corp.*	70,000	2,596,300
Thoratec Corp.*	8,000	154,160
Young Innovations, Inc.	4,000	146,080

		25,495,630

Health Care Providers & Services (1.5%)
AMICAS, Inc.*	130,000	613,600
Chemed Corp.	105,000	6,230,700
Owens & Minor, Inc.	60,000	1,966,200
PSS World Medical, Inc.*	50,000	964,500

		9,775,000

Pharmaceuticals (0.2%)
Allergan, Inc.	11,706	1,270,135

Total Health Care		37,382,325

Industrials (31.7%)
Aerospace & Defense (7.4%)
AAR Corp.*	70,000	1,993,600
Aviall, Inc.*	67,000	2,551,360
Curtiss-Wright Corp.	27,000	1,787,400
EDO Corp.	14,000	431,900
Empresa Brasileira de Aeronautica S.A. (ADR)	4,000	147,400
GenCorp, Inc.*	200,000	4,110,000
Heico Corp.	15,000	475,350
Kaman Corp.	404,000	10,164,640
Moog, Inc., Class A*	39,700	1,408,953
Precision Castparts Corp.	200,000	11,880,000
Sequa Corp., Class A*	86,000	8,410,800
Sequa Corp., Class B*	43,000	4,199,810

		47,561,213

Air Freight & Logistics (0.8%)
Park-Ohio Holdings Corp.*	244,000	4,870,240

Building Products (0.4%)
Griffon Corp.*.	40,000	993,600
Water Pik Technologies Inc.*	50,000	1,385,500

		2,379,100

Commercial Services & Supplies (4.2%)
ACCO Brands Corp.*	71,000	1,576,200
Adesa, Inc.	150,000	4,011,000
Allied Waste Industries, Inc.*	320,000	3,916,800
Central Parking Corp.	90,000	1,440,000
Covanta Holding Corp.*	225,000	3,750,750
GP Strategies Corp.*	35,000	247,800
Nashua Corp.*	103,000	875,500
Republic Services, Inc.	95,000	4,038,450
Rollins, Inc.	360,000	7,286,400

		27,142,900

Construction & Engineering (0.2%)
Xanser Corp.*	363,500	1,610,305

Electrical Equipment (5.6%)
A.O. Smith Corp.	8,000	422,400

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
A.O. Smith Corp., Class A	8,000	$418,000
Acuity Brands, Inc.	50,000	2,000,000
Ametek, Inc.	145,000	6,519,200
Artesyn Technologies, Inc.*	50,000	547,500
Baldor Electric Co.	60,000	2,032,200
C&D Technologies, Inc.	13,000	120,120
Franklin Electric Co., Inc.	90,000	4,918,500
GrafTech International Ltd.*	208,000	1,268,800
Lamson & Sessions Co.*	122,000	3,395,260
Roper Industries, Inc.	44,000	2,139,720
SL Industries, Inc.*	60,200	993,300
Tech/Ops Sevcon, Inc.	25,000	160,000
Thomas & Betts Corp.*	215,000	11,046,700

		35,981,700

Industrial Conglomerates (0.9%)
Standex International Corp.	56,500	1,788,790
Tredegar Corp.	240,000	3,818,400

		5,607,190

Machinery (10.8%)
Ampco-Pittsburgh Corp.	172,000	3,440,000
Badger Meter, Inc.	16,500	940,170
Baldwin Technology Co.*	307,000	1,912,610
CIRCOR International, Inc.	100,000	2,920,000
Clarcor, Inc.	365,000	12,994,000
CNH Global N.V.	110,000	2,835,800
Crane Co.	135,000	5,536,350
Donaldson Co., Inc.	40,000	1,351,600
Flowserve Corp.*	183,000	10,676,220
Gorman-Rupp Co.	40,925	998,570
Graco, Inc.	122,000	5,542,460
IDEX Corp.	90,000	4,695,300
Navistar International Corp.*	50,000	1,379,000
Oshkosh Truck Corp.	12,000	746,880
Robbins & Myers, Inc.	165,000	3,564,000
Stewart & Stevenson Services, Inc	20,000	729,600
Tennant Co.	53,100	2,778,192
Watts Water Technologies, Inc., Class A	165,000	5,996,100

		69,036,852

Trading Companies & Distributors (1.4%)
GATX Corp.	187,000	7,721,230
Huttig Building Products, Inc.*	44,000	409,640
Industrial Distribution Group, Inc.*	70,000	591,500
National Patent Development Corp.*	10,000	14,700

		8,737,070

Total Industrials		202,926,570

Information Technology (3.3%)
Communications Equipment (0.7%)
Belden CDT, Inc.	75,000	2,042,250
Communications Systems, Inc.	80,000	844,000
Nortel Networks Corp.*	100,000	305,000
Plantronics, Inc.	45,000	1,594,350

		4,785,600

Electronic Equipment & Instruments (1.8%)
CTS Corp.	230,000	3,077,400
Gerber Scientific, Inc.*	33,000	341,220
KEMET Corp.*	210,000	1,988,700
Methode Electronics, Inc.	75,000	816,750
Park Electrochemical Corp.	100,000	2,950,000
Paxar Corp.*	120,000	2,348,400

		11,522,470

IT Services (0.5%)
Edgewater Technology, Inc.*	310,000	2,027,400
Intrado, Inc.*	4,000	$103,920
Tyler Technologies, Inc.*	70,000	770,000

		2,901,320

Semiconductors & Semiconductor Equipment (0.1%)
California Micro Devices CP*	20,000	158,200
Monolithic System Technology, Inc.*	50,000	443,000

		601,200

Software (0.2%)
Borland Software Corp.*	85,000	459,000
FalconStor Software, Inc.*	90,000	850,500
GSE Systems, Inc.*	11,323	19,815
OpenTV Corp., Class A*	13,000	38,220

		1,367,535

Total Information Technology		21,178,125

Materials (6.2%)
Chemicals (4.1%)
Arch Chemicals, Inc.	45,000	1,368,000
Chemtura Corp.	130,000	1,531,400
Core Molding Technologies, Inc.*	125,000	700,000
Cytec Industries, Inc.	5,000	300,050
Ferro Corp.	300,000	6,000,000
Hawkins, Inc.	37,000	520,590
Hercules, Inc.*	320,000	4,416,000
MacDermid, Inc.	70,100	2,253,715
Material Sciences Corp.*	188,000	2,271,040
NewMarket Corp.	25,000	1,189,750
Omnova Solutions, Inc.*	340,000	2,080,800
Scotts Miracle-Gro Co., Class A	2,000	91,520
Sensient Technologies Corp.	200,000	3,610,000

		26,332,865

Containers & Packaging (1.6%)
Chesapeake Corp.	5,000	69,400
Greif, Inc., Class A	90,000	6,157,800
Myers Industries, Inc.	250,000	3,997,500

		10,224,700

Metals & Mining (0.4%)
Barrick Gold Corp.	35,000	953,400
Kinross Gold Corp.*	28,167	307,865
Novelis, Inc.	55,000	1,131,350

		2,392,615

Paper & Forest Products (0.1%)
Schweitzer-Mauduit International, Inc.	30,000	720,000

Total Materials		39,670,180

Telecommunication Services (4.7%)
Diversified Telecommunication Services (0.9%)
ATX Communications, Inc.*†	30,000	342
Cincinnati Bell, Inc.*	500,000	2,260,000
Commonwealth Telephone Enterprises, Inc.	70,000	2,411,500
D&E Communications, Inc.	66,000	741,840

		5,413,682

Wireless Telecommunication Services (3.8%)
ALLTEL Corp.	33,000	2,136,750
Centennial Communications Corp.*	35,000	256,550
Nextel Partners, Inc., Class A*	190,000	5,380,800
Price Communications Corp.*	168,000	2,971,920
Rogers Communications, Inc., Class B	162,000	6,180,300
Rural Cellular Corp., Class A*	55,000	809,050

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
U.S. Cellular Corp.*	65,000	$3,858,400
Vimpel-Communications OAO (ADR)*	66,000	2,838,660

		24,432,430

Total Telecommunication Services		29,846,112

Utilities (3.3%)
Electric Utilities (1.6%)
Allegheny Energy, Inc.*	30,000	1,015,500
Duquesne Light Holdings, Inc.	130,000	2,145,000
El Paso Electric Co.*	140,000	2,665,600
Westar Energy, Inc.	200,000	4,162,000

		9,988,100

Gas Utilities (0.8%)
AGL Resources, Inc.	6,000	216,300
Oneok, Inc.	80,000	2,580,000
SEMCO Energy, Inc.*	110,000	609,400
Southwest Gas Corp.	71,300	1,992,835

		5,398,535

Independent Power Producers & Energy Traders (0.1%)
AES Corp.*	25,000	426,500

Multi-Utilities & Unregulated Power (0.7%)
Aquila, Inc.*	580,000	2,314,200
CH Energy Group, Inc.	46,000	2,208,000

		4,522,200

Water Utilities (0.1%)
SJW Corp.	20,000	537,000

Total Utilities		20,872,335

Total Common Stocks (90.4%) (Cost $393,037,947)		579,022,737

	Principal Amount
SHORT TERM INVESTMENTS:
Government Securities (6.2%)
U.S. Treasury Bills
4.13%, 4/20/06 (p)	$5,000,000	$4,988,564
4.61%, 4/27/06 (p)	35,000,000	34,879,381

Total Government Securities		39,867,945

Time Deposit (3.4%)
JPMorgan Chase Nassau
4.26%, 4/3/06	21,495,348	21,495,348

Total Short-Term Investments (9.6%) (Cost/Amortized Cost $61,367,796)		61,363,293

Total Investments (100.0%) (Cost/Amortized Cost $454,405,743)		640,386,030
Other Assets Less Liabilities (0.0%)		(316,297)

Net Assets (100%)		$640,069,733

*	Non-income producing.

†	Securities (totaling $682 or 0.00% of net assets) valued at fair value.

‡	Affiliated company as defined under the Investment Company Act of 1940.

(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt

Investments in companies which were affiliates for the three months ended March 31, 2006, were as follows:

Securities	Market Value December 31, 2005	Purchases at Cost	Sales at Cost	Market Value March 31, 2006	Dividend Income	Realized Gain
Oil-Dri Corp. of America	$4,231,200	$—	$71,188	$4,700,000	$28,800	$21,087

Investment security transactions for the three months ended March 31, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$41,986,298
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$37,138,020

As of March 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$211,583,193
Aggregate gross unrealized depreciation	(29,762,428)

Net unrealized appreciation	$181,820,765

Federal income tax cost of investments	$458,565,265

For the three months ended March 31, 2006, the Portfolio incurred approximately $62,370 as brokerage commissions with Gabelli & Co., an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOVERNMENT SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Financials (3.9%)
Capital Markets (3.9%)
Private Export Funding Corp.
5.750%, 1/15/08	$1,000,000	$1,011,257
3.400%, 2/15/08	3,000,000	2,911,718

Total Financials		3,922,975

Government Securities (92.0%)
Agency CMO (3.0%)
Federal National Mortgage Association
4.958%, 3/25/33 (l)	197,413	197,450
Government National Mortgage Association
4.241%, 7/16/29	1,996,386	1,930,046
4.201%, 8/16/26	900,000	868,519

		2,996,015

U.S Government Agencies (63.4%)
Federal Home Loan Bank
4.250%, 4/16/07	3,925,000	3,890,205
5.750%, 5/15/12	5,450,000	5,619,364
4.500%, 9/16/13	2,100,000	2,010,840
Federal Home Loan Mortgage Corp.
4.250%, 7/15/09	4,000,000	3,894,904
5.500%, 9/15/11	3,500,000	3,554,278
5.000%, 7/15/14	4,000,000	3,946,052
5.500%, 2/1/32	2,022,690	1,980,737
4.006%, 6/1/34 (l)	3,379,578	3,282,205
4.193%, 10/1/34 (l)	3,969,587	3,838,978
Federal National Mortgage Association
4.521%, 5/1/33 (l)	2,156,047	2,103,537
4.484%, 5/1/34 (l)	2,450,362	2,408,381
3.679%, 6/1/34 (l)	2,404,670	2,376,957
4.779%, 10/1/34 (l)	1,471,737	1,453,665
4.224%, 12/1/34 (l)	3,661,931	3,617,826
4.893%, 6/1/35 (l)	2,037,363	2,013,681
Government National Mortgage Association
7.500%, 10/15/24	4,733	4,964
7.000%, 9/20/28	83,152	86,016
6.000%, 12/15/31	2,202,465	2,228,480
Overseas Private Investment Corp.
5.140%, 8/15/06	2,110,692	2,079,053
7.050%, 11/15/13	1,660,715	1,762,019
Small Business Administration
5.886%, 9/1/11	$695,536	$704,225
5.136%, 8/10/13	3,977,930	3,901,701
4.754%, 8/10/14	1,815,669	1,729,906
Tennessee Valley Authority
5.375%, 11/13/08	2,000,000	2,014,312
6.000%, 3/15/13	1,000,000	1,046,927
4.750%, 8/1/13	2,000,000	1,944,210

		63,493,423

U.S Treasuries (25.6%)
U.S. Treasury Notes
4.375%, 5/15/07	11,425,000	11,363,408
3.125%, 9/15/08	2,550,000	2,450,591
4.000%, 4/15/10	2,850,000	2,763,722
5.000%, 2/15/11	800,000	806,500
4.250%, 8/15/14	1,300,000	1,244,292
4.250%, 8/15/15	7,375,000	7,025,550

		25,654,063

Total Government Securities		92,143,501

Industrials (2.4%)
Machinery (2.4%)
Petrodrill Four Ltd.
4.240%, 1/15/16	2,500,020	2,385,219

Total Industrials		2,385,219

Total Long-Term Debt Securities (98.3%)
(Cost $100,761,118)		98,451,695

SHORT-TERM INVESTMENTS:
Time Deposit (1.1%)
JPMorgan Chase Nassau
4.26%, 4/3/06 (Amortized Cost $1,083,108)	1,083,108	1,083,108

Total Investments (99.4%)
(Cost/Amortized Cost $101,844,226)		99,534,803
Other Assets Less Liabilities (0.6%)		583,660

Net Assets (100%)		$100,118,463

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2006.

Glossary:

CMO — Collaterized Mortgage Obligation

Investment security transactions for the three months ended March 31, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$2,859,879
U.S. Government securities	10,127,086

$12,986,965

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$4,736,513
U.S. Government securities	13,665,414

$18,401,927

As of March 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$208,672
Aggregate gross unrealized depreciation	(2,518,095)

Net unrealized depreciation	$(2,309,423)

Federal income tax cost of investments	$101,844,226

The Portfolio has a net capital loss carryforward of $132,330 which expires in the year 2013.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (19.7%)
Asset-Backed Securities (11.9%)
Chase Issuance Trust,
Series 05-A4 A4
4.230%, 1/15/13	$1,000,000	$964,675
Citibank Credit Card Issuance Trust,
Series 05-B1 B1
4.400%, 9/15/10	1,000,000	977,520
COMED Transitional Funding Trust,
Series 98-1 A7
5.740%, 12/25/10	1,000,000	1,008,934
GCO Slims Trust,
Series 06-1A
5.720%, 3/1/22 §(b)	285,000	280,703
MBNA Credit Card Master Note Trust,
Series 05-A7 A7
4.300%, 2/15/11	1,000,000	980,367
PECO Energy Transition Trust,
Series 99-A A7
6.130%, 3/1/09	1,000,000	1,014,174

		5,226,373

Non-Agency CMO (7.8%)
Banc of America Commercial Mortgage, Inc.,
Series 05-4 A2
4.764%, 7/10/45	500,000	487,293
Bear Stearns Commercial Mortgage Securities,
Series 05-PW10 A4
5.405%, 12/11/40 (l)	500,000	493,217
CS First Boston Mortgage Securities Corp.,
Series 05-C2 A3
4.691%, 4/15/37	500,000	480,886
GS Mortgage Securities Corp. II,
Series 06-GG6 A4
5.553%, 4/10/38 (l)	775,000	772,770
LB-UBS Commercial Mortgage Trust,
Series 05-C3 A5
4.739%, 7/15/30	725,000	683,011
Wachovia Bank Commercial Mortgage Trust,
Series 05-C22 A4
5.261%, 12/15/44 (l)	500,000	491,091

		3,408,268

Total Asset-Backed and Mortgage- Backed Securities		8,634,641

Consumer Discretionary (4.3%)
Hotels, Restaurants & Leisure (0.8%)
Yum! Brands, Inc.
7.650%, 5/15/08	350,000	364,864

Household Durables (0.6%)
D.R. Horton, Inc.
8.000%, 2/1/09	250,000	263,527

Media (1.1%)
COX Communications, Inc.
7.125%, 10/1/12	450,000	472,078

Multiline Retail (1.8%)
J.C. Penney Co., Inc.
9.000%, 8/1/12	250,000	286,356
Target Corp.
5.375%, 6/15/09	500,000	501,847

		788,203

Total Consumer Discretionary		1,888,672

Consumer Staples (1.1%)
Beverages (1.1%)
Diageo Capital plc
3.500%, 11/19/07	$500,000	$485,899

Total Consumer Staples		485,899

Energy (3.1%)
Oil & Gas (3.1%)
Anadarko Petroleum Corp.
3.250%, 5/1/08	450,000	431,184
Enterprise Products Operating LP
7.500%, 2/1/11	530,000	565,764
Norsk Hydro ASA
6.360%, 1/15/09	350,000	358,469

Total Energy		1,355,417

Financials (13.8%)
Capital Markets (1.1%)
Morgan Stanley
4.250%, 5/15/10	500,000	476,464

Commercial Banks (4.4%)
Bank of America Corp.
4.375%, 12/1/10	500,000	479,232
Chase Capital VI
5.305%, 8/1/28 (l)	1,000,000	962,114
Wells Fargo & Co.
3.120%, 8/15/08	500,000	477,194

		1,918,540

Consumer Finance (0.6%)
Capital One Bank
5.125%, 2/15/14	275,000	264,635

Diversified Financial Services (4.2%)
Citigroup, Inc.
6.000%, 2/21/12	500,000	512,255
General Electric Capital Corp.
4.625%, 9/15/09	500,000	489,357
HSBC Finance Corp.
5.875%, 2/1/09	500,000	506,955
Toyota Motor Credit Corp.
4.250%, 3/15/10	350,000	337,848

		1,846,415

Insurance (1.1%)
American International Group, Inc.
2.875%, 5/15/08	375,000	357,337
RenaissanceReinsurance Holdings Ltd.
7.000%, 7/15/08	150,000	153,691

		511,028

Real Estate (2.4%)
Duke Realty LP (REIT)
6.800%, 2/12/09	265,000	273,151
iStar Financial, Inc. (REIT)
5.650%, 9/15/11	300,000	295,899
Kimco Realty Corp. (REIT)
3.950%, 8/5/08	150,000	145,706
Simon Property Group LP (REIT)
6.375%, 11/15/07	325,000	329,705

		1,044,461

Total Financials		6,061,543

Government Securities (35.8%)
Foreign Governments (3.5%)
Province of Ontario
5.125%, 7/17/12	500,000	496,861
Republic of Italy
5.625%, 6/15/12	1,000,000	1,018,363

		1,515,224

EQ ADVISORS TRUST

EQ/INTERMEDIATE TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
U.SGovernment Agencies (23.9%)
Federal Home Loan Bank
5.250%, 6/18/14	$1,200,000	$1,202,280
Federal Home Loan Mortgage Corp.
4.250%, 7/15/09	500,000	486,863
7.000%, 3/15/10	450,000	479,562
4.780%, 5/1/35 (l)	1,265,987	1,234,462
Federal National Mortgage Association
3.500%, 1/28/08	1,250,000	1,215,945
6.000%, 5/15/11	700,000	725,705
5.000%, 4/15/15	1,200,000	1,187,784
4.637%, 5/1/35 (l)	870,542	853,070
4.893%, 6/1/35 (l)	926,074	915,309
5.196%, 7/1/35 (l)	1,269,370	1,262,464
4.861%, 12/1/35 (l)	936,854	924,120

		10,487,564

U.S Treasuries (8.4%)
U.S. Treasury Notes
6.500%, 2/15/10	1,120,000	1,184,882
3.625%, 5/15/13	1,205,000	1,116,696
4.750%, 5/15/14	1,000,000	991,250
4.500%, 2/15/16	420,000	408,483

		3,701,311

Total Government Securities		15,704,099

Health Care (0.7%)
Health Care Providers & Services (0.7%)
WellPoint, Inc.
3.750%, 12/14/07	300,000	292,148

Total Health Care		292,148

Industrials (3.2%)
Aerospace & Defense (1.4%)
Raytheon Co.
6.150%, 11/1/08	200,000	203,822
United Technologies Corp.
7.125%, 11/15/10	375,000	400,435

		604,257

Machinery (0.8%)
Illinois Tool Works, Inc.
5.750%, 3/1/09	350,000	355,298

Road & Rail (1.0%)
CSX Corp.
6.300%, 3/15/12	450,000	465,733

Total Industrials		1,425,288

Information Technology (3.4%)
Communications Equipment (2.9%)
Cisco Systems, Inc.
5.500%, 2/22/16	500,000	492,489
Harris Corp.
5.000%, 10/1/15	350,000	326,633
Motorola, Inc.
4.608%, 11/16/07	460,000	454,846

		1,273,968

Software (0.5%)
CA, Inc.
6.500%, 4/15/08	200,000	203,354

Total Information Technology		1,477,322

Materials (4.3%)
Chemicals (4.3%)
Dow Chemical Co.
5.000%, 11/15/07	500,000	497,476
Lubrizol Corp.
4.625%, 10/1/09	275,000	266,438
Potash Corp. of Saskatchewan, Inc.
7.125%, 6/15/07	$500,000	$509,299
Valspar Corp.
5.100%, 8/1/15	685,000	639,088

Total Materials		1,912,301

Telecommunication Services (4.3%)
Diversified Telecommunication Services (4.3%)
AT&T, Inc.
4.125%, 9/15/09	350,000	334,694
Deutsche Telekom International Finance BV
3.875%, 7/22/08	560,000	542,741
Sprint Capital Corp.
6.125%, 11/15/08	380,000	386,739
Verizon Communications, Inc.
7.250%, 12/1/10	600,000	637,095

Total Telecommunication Services		1,901,269

Utilities (4.5%)
Electric Utilities (3.2%)
Carolina Power & Light Co.
5.125%, 9/15/13	275,000	266,769
Entergy Gulf States, Inc.
3.600%, 6/1/08	300,000	286,920
Pacific Gas & Electric Co.
3.600%, 3/1/09	150,000	142,649
Peco Energy Co.
5.950%, 11/1/11	500,000	509,784
Public Service Co. of New Mexico
4.400%, 9/15/08	185,000	179,550

		1,385,672

Multi-Utilities & Unregulated Power (1.3%)
Sempra Energy
4.621%, 5/17/07	580,000	574,839

Total Utilities		1,960,511

Total Long-Term Debt Securities (98.2%) (Cost $43,901,038)		43,099,110

SHORT-TERM INVESTMENT:
Time Deposit (1.1%)
JPMorgan Chase Nassau
4.26%, 4/3/06 (Amortized Cost $496,791)	496,791	496,791

Total Investments (99.3%)
(Cost/Amortized Cost $44,397,829)		43,595,901
Other Assets Less Liabilities (0.7%)		312,339

Net Assets (100%)		$43,908,240

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2006, the market value of these securities amounted to $280,703 or 0.64% of net assets. Securities denoted with “§” but without “(b)”have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

EQ ADVISORS TRUST

EQ/INTERMEDIATE TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2006 (Unaudited)

(b)	Illiquid security.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2006.

Glossary:

CMO — Collaterized Mortgage Obligation

REIT — Real Estate Investment Trust

Investment security transactions for the three months ended March 31, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$12,861,512
U.S. Government securities	1,744,738

$14,606,250

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$14,464,188
U.S. Government securities	3,503,798

$17,967,986

As of March 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$46,170
Aggregate gross unrealized depreciation	(931,768)

Net unrealized depreciation	$(885,598)

Federal income tax cost of investments	$44,481,499

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (2.3%)
BHP Billiton Ltd.	82,070	$1,638,560
St. George Bank Ltd.	23,290	512,158

		2,150,718

Austria (2.1%)
Erste Bank der Oesterreichischen Sparkassen AG	16,990	1,000,471
Raiffeisen International Bank Holding AG*	5,940	506,056
Wienerberger AG	10,530	528,830

		2,035,357

Brazil (4.2%)
Aracruz Celulose S.A. (ADR)	18,340	970,919
Cia Vale do Rio Doce (ADR)	14,900	723,097
Equatorial Energia S.A.*	15,700	104,879
Natura Cosmeticos S.A	31,400	372,645
Petroleo Brasileiro S.A. (ADR)	11,000	953,370
Submarino SA	18,090	452,292
Unibanco-Uniao de Bancos Brasileiros S.A. (ADR)	6,290	464,894

		4,042,096

Canada (2.2%)
Canadian Natural Resources Ltd.	8,420	468,419
Talisman Energy, Inc.	16,810	893,671
TELUS Corp.	19,500	765,892

		2,127,982

Colombia (0.3%)
BanColombia S.A. (ADR)	8,660	302,234

Cyprus (0.7%)
Bank of Cyprus PCL	83,170	696,485

France (12.0%)
Air Liquide	5,970	1,241,186
Groupe Danone	7,860	961,641
Kaufman & Broad S.A.	5,500	642,953
L’Oreal S.A.	9,900	870,981
LVMH Moet Hennessy Louis Vuitton S.A.	13,090	1,281,526
Nexity	5,190	355,800
PagesJaunes Groupe SA	38,050	1,067,351
Pernod-Ricard S.A.	5,100	975,756
Sanofi-Aventis	17,190	1,632,995
Schneider Electric S.A.	7,100	765,553
Total S.A.	6,330	1,667,636

		11,463,378

Germany (0.9%)
Bayerische Motoren Werke AG	15,210	836,570

Hong Kong (3.6%)
China Mobile (Hong Kong) Ltd.	179,500	942,625
CNOOC Ltd.	1,073,000	829,655
Esprit Holdings Ltd.	90,000	700,529
Li & Fung Ltd.	434,000	978,756

		3,451,565

India (2.2%)
Infosys Technologies Ltd. (ADR)	10,600	825,316
Reliance Capital Ventures Ltd.*†	21,130	23,705
Reliance Communication Ventures Ltd.*†	21,130	293,578
Reliance Energy Ventures Ltd.*†	21,130	41,281
Reliance Industries Ltd. (Sponsored GDR) § (b)	26,130	921,083
Reliance Natural Resources*†	21,130	$31,685

		2,136,648

Indonesia (1.0%)
PT Bank Rakyat Indonesia	2,126,500	912,661

Ireland (0.8%)
Anglo Irish Bank Corp. plc	44,280	728,762

Israel (0.8%)
Teva Pharmaceutical Industries Ltd. (ADR)	18,870	777,066

Italy (2.8%)
Assicurazioni Generali S.p.A	23,400	880,108
Fastweb*	13,490	687,443
UniCredito Italiano S.p.A	158,860	1,146,738

		2,714,289

Japan (12.7%)
Advantest Corp.	5,700	677,778
Aeon Credit Service Co., Ltd.	35,400	1,068,090
Aiful Corp.	16,200	1,069,565
Canon, Inc.	14,800	977,134
Kaneka Corp.	54,000	645,767
Kao Corp.	34,000	893,296
Keyence Corp.	2,200	570,557
Nippon Electric Glass Co., Ltd.	22,000	546,317
Nishimatsuya Chain Co., Ltd.	26,600	563,607
Nitto Denko Corp.	9,500	804,348
ORIX Corp.	3,510	1,090,275
Ricoh Co., Ltd.	61,000	1,189,084
Sumitomo Mitsui Financial Group, Inc.	91	1,002,627
Toyota Industries Corp.	25,700	1,047,690

		12,146,135

Mexico (3.1%)
Cemex S.A. de C.V. (Sponsored ADR)	15,320	1,000,089
Grupo Modelo S.A.	161,500	591,990
Grupo Televisa S.A. (ADR)	70,520	1,403,348

		2,995,427

Netherlands (2.1%)
Koninklijke Philips Electronics N.V.	38,650	1,304,479
Van Lanschot N.V. (CVA)	6,870	660,942

		1,965,421

Norway (3.0%)
Aker Kvaerner ASA	7,240	639,844
Kongsberg Automotive ASA*	55,420	515,115
Norsk Hydro ASA	6,700	926,975
Telenor ASA	76,480	821,570

		2,903,504

Phillippines (0.3%)
Philippine Long Distance Telephone Co.	6,600	248,338

Poland (0.8%)
Powszechna Kasa Oszczednosci Bank Polski S.A.	69,250	739,263

Singapore (1.0%)
Singapore Telecommunications Ltd.	560,000	917,097

South Korea (4.7%)
Amorepacific Corp.	1,960	766,531
Hyundai Motor Co.	10,270	863,541
Samsung Electronics Co., Ltd.	4,340	2,813,976

		4,444,048

EQ ADVISORS TRUST

EQ/INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Spain (1.6%)
Corporacion Mapfre S.A.	35,480	$721,756
Inditex S.A.	20,340	783,970

		1,505,726

Sweden (2.6%)
Autoliv, Inc. (SDR)	12,660	717,980
Sandvik AB	13,860	818,935
Telefonaktiebolaget LM Ericsson, Class B	240,600	913,784

		2,450,699

Switzerland (9.3%)
Actelion Ltd.*	7,400	733,290
Geberit A.G. (Registered)	730	695,451
Julius Baer Holding AG (Registered)	10,935	986,522
Nestle S.A. (Registered)	5,257	1,556,766
Partners Group*	1,780	113,050
Roche Holding AG	10,940	1,624,864
Straumann Holding AG (Registered)	2,390	543,161
Synthes, Inc.	6,140	671,860
UBS AG (Registered)	17,834	1,954,187

		8,879,151

Taiwan (1.0%)
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	92,570	931,254

United Kingdom (17.4%)
AstraZeneca plc	17,720	891,351
Burberry Group plc	61,240	492,347
Close Brothers Group plc	38,220	707,031
CSR plc*	52,220	1,086,938
GlaxoSmithKline plc	93,170	2,432,201
HSBC Holdings plc	109,470	1,832,355
Ladbrokes plc	122,080	823,723
Photo-Me International plc	230,880	392,463
Reckitt Benckiser plc	41,870	1,471,395
Schroders plc	28,050	578,498
Smith & Nephew plc	73,310	649,787
Standard Chartered plc	39,820	989,079
Tesco plc	252,597	1,445,869
William Hill plc	66,660	693,172
WPP Group plc	94,000	1,125,844
Yell Group plc	98,820	933,318

		16,545,371

United States (1.2%)
Aflac, Inc.	14,700	663,411
Euronet Worldwide, Inc.*	12,400	469,092

		1,132,503

Total Common Stocks (96.7%) (Cost $80,499,265)		92,179,748

	Principal Amount
SHORT-TERM INVESTMENTS:
Commercial Paper (1.9%)
Citigroup Funding, Inc.
4.83%, 4/3/06 (p)	$1,802,000	$1,801,275

Time Deposit (0.0%)
JPMorgan Chase Nassau
4.26%, 4/3/06	4,386	4,386

Total Short-Term Investments (1.9%) (Cost/Amortized Cost $1,805,903)		1,805,661

Total Investments (98.6%) (Cost/Amortized Cost $82,305,168)		93,985,409
Other Assets Less Liabilities (1.4%)		1,341,810

Net Assets (100.0%)		$95,327,219

Market Sector Diversification
As a Percentage of Total Net Assets
Consumer Discretionary		18.9%
Consumer Staples		10.4
Energy		7.0
Financials		22.4
Health Care		10.4
Industrials		3.6
Information Technology		11.5
Materials		7.4
Telecommunications Services		4.9
Utilities		0.2
Cash and Other		3.3

		100.0%

*	Non-income producing.

EQ ADVISORS TRUST

EQ/INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2006 (Unaudited)

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2006, the market value of these securities amounted to $921,083 or 0.97% of net assets. Securities denoted with “§” but without “(b)”have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

†	Securities (totaling $390,249 or 0.41% of net assets) valued at fair value.

(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt

CVA — Dutch Certification

GDR — Global Depositary Receipt

SDR — Swedish Depositary Receipt

Investment security transactions for the three months ended March 31, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$35,266,893
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$22,706,030

As of March 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$12,107,721
Aggregate gross unrealized depreciation	(434,979)

Net unrealized appreciation	$11,672,742

Federal income tax cost of investments	$82,312,667

The Portfolio has a net capital loss carryforward of $16,953,699 of which $2,852,902 expires in the year 2008, $7,782,514 expires in the year 2009, and $6,318,283 expires in the year 2010.

Included in the capital loss carryforward above are $ 242,020 of losses acquired from Enterprise Accumulation Trust Worldwide Growth Portfolio and Enterprise Accumulation Trust Emerging Countries Portfolio as a result of a tax-free reorganization that occurred during the year ended 2003. Certain capital loss carryforward may be subject to limitations on use pursuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible not all of these capital losses will be available for use.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JANUS LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (16.7%)
Automobiles (1.8%)
Harley-Davidson, Inc.	124,260	$6,446,609

Diversified Consumer Services (0.7%)
Apollo Group, Inc., Class A*	49,270	2,587,168

Hotels, Restaurants & Leisure (2.8%)
Starbucks Corp.	271,510	10,219,636

Internet & Catalog Retail (1.9%)
IAC/InterActiveCorp*^	234,848	6,920,970

Media (1.7%)
XM Satellite Radio Holdings, Inc., Class A*^	283,970	6,324,012

Specialty Retail (5.3%)
Home Depot, Inc.	293,680	12,422,664
Staples, Inc.	269,932	6,888,665

		19,311,329

Textiles, Apparel & Luxury Goods (2.5%)
NIKE, Inc., Class B	105,890	9,011,239

Total Consumer Discretionary		60,820,963

Consumer Staples (7.0%)
Beverages (3.2%)
PepsiCo, Inc.	203,910	11,783,959

Food & Staples Retailing (1.2%)
Sysco Corp.	130,770	4,191,178

Household Products (2.6%)
Procter & Gamble Co.	163,095	9,397,534

Total Consumer Staples		25,372,671

Energy (8.1%)
Energy Equipment & Services (1.5%)
Halliburton Co.	73,945	5,399,464

Oil & Gas (6.6%)
Exxon Mobil Corp.	145,205	8,837,176
Occidental Petroleum Corp.	166,160	15,394,724

		24,231,900

Total Energy		29,631,364

Financials (6.7%)
Consumer Finance (3.9%)
American Express Co.	269,355	14,154,605

Thrifts & Mortgage Finance (2.8%)
Fannie Mae	197,715	10,162,551

Total Financials		24,317,156

Health Care (22.5%)
Biotechnology (4.0%)
Amgen, Inc.*	125,585	9,136,309
Genentech, Inc.*	66,490	5,619,070

		14,755,379

Health Care Equipment & Supplies (5.7%)
Alcon, Inc.	32,205	3,357,693
Boston Scientific Corp.*	174,300	4,017,615
Medtronic, Inc.	261,075	13,249,556

		20,624,864

Health Care Providers & Services (7.8%)
Caremark Rx, Inc.*	119,220	5,863,240
Coventry Health Care, Inc.*	148,445	8,013,061
UnitedHealth Group, Inc.	260,150	14,531,979

		28,408,280

Pharmaceuticals (5.0%)
Eli Lilly & Co.	69,650	$3,851,645
Johnson & Johnson	105,400	6,241,788
Sanofi-Aventis (ADR)	171,395	8,132,693

		18,226,126

Total Health Care		82,014,649

Industrials (5.9%)
Air Freight & Logistics (1.5%)
FedEx Corp,	47,345	5,347,144

Industrial Conglomerates (4.4%)
General Electric Co.	466,330	16,218,958

Total Industrials		21,566,102

Information Technology (29.7%)
Communications Equipment (12.2%)
Cisco Systems, Inc.*	308,125	6,677,069
Motorola, Inc,	441,585	10,116,712
QUALCOMM, Inc.	174,915	8,852,448
Research In Motion Ltd.*^	220,605	18,724,953

		44,371,182

Computers & Peripherals (0.4%)
Dell, Inc.*	56,070	1,668,643

Internet Software & Services (5.1%)
Google, Inc., Class A*	14,125	5,508,750
Yahoo!, Inc.*	410,880	13,254,989

		18,763,739

Semiconductors & Semiconductor Equipment (7.4%)
Advanced Micro Devices, Inc.*	286,330	9,494,703
Samsung Electronics Co., Ltd. (GDR)^§	30,445	9,869,989
Texas Instruments, Inc.	230,950	7,498,946

		26,863,638

Software (4.6%)
Microsoft Corp.	393,850	10,716,659
SAP AG (ADR)^	113,525	6,166,678

		16,883,337

Total Information Technology		108,550,539

Materials (2.0%)
Metals & Mining (2.0%)
Rio Tinto plc (ADR)^	36,000	7,452,000

Total Materials		7,452,000

Total Common Stocks (98.6%) (Cost $302,063,806)		359,725,444

	Principal Amount
SHORT-TERM INVESTMENTS:
Government Security (0.8%)
Federal National Mortgage Association
4.65%, 4/3/06 (o)(p)	$2,900,000	2,898,876

Short-Term Investments of Cash Collateral for Securities Loaned (6.1%)
Nomura Securities
4.87%, 4/3/06.	21,092,151	21,092,151
Swedbank N.Y.
4.75%, 7/14/06 (l)	999,823	999,823

Total Short-Term Investments of Cash Collateral for Securities Loaned		22,091,974

EQ ADVISORS TRUST

EQ/JANUS LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
Time Deposit (0.0%)
JPMorgan Chase Nassau
4.26%, 4/3/06	$48,178	$48,178

Total Short-Term Investments (6.9%) (Cost/Amortized Cost $25,039,403)		25,039,028

Total Investments (105.5%) (Cost/Amortized Cost $327,103,209)		384,764,472
Other Assets Less Liabilities (-5.5%)		(19,904,427)

Net Assets (100%)		$364,860,045

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2006, the market value of these securities amounted to $9,869,989 or 2.71% of net assets. Securities denoted with “§” but without “(b)” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2006.

(o)	Discount Note Security. Effective rate calculated as of March 31, 2006.

(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

Investment security transactions for the three months ended March 31, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$46,174,316
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$40,323,730

As of March 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$61,785,619
Aggregate gross unrealized depreciation	(5,088,112)

Net unrealized appreciation	$56,697,507

Federal income tax cost of investments	$328,066,965

At March 31, 2006, the Portfolio had loaned securities with a total value of $21,536,641. This was secured by collateral of $22,091,974 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

The Portfolio has a net capital loss carryforward of $36,296,662 of which $18,005,293 expires in the year 2010 and $18,291,369 expires in the year 2011.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (39.9%)
Asset-Backed Securities (15.3%)
American Express Credit Account Master Trust, Series 02-1 A
4.859%, 9/15/09^ (l)	$3,335,000	$3,337,952
Series 04-C C
5.249%, 2/15/12 §	3,317,916	3,325,658
AmeriCredit Automobile Receivables Trust, Series 03-DM A4
2.840%, 8/6/10	2,298,751	2,262,845
Series 04-BM A4
2.670%, 3/7/11	3,555,000	3,448,589
Series 04-DF A3
2.980%, 7/6/09	1,385,000	1,364,462
Asset Backed Funding Certificates, Series 2005-OPT1 M2
5.368%, 7/25/35 (l)	1,000,000	1,003,987
Series 05-HE1 M2
5.258%, 2/25/35 (l)	1,625,000	1,633,374
Series 05-HE1 M3
5.308%, 2/25/35 (l)	1,625,000	1,635,627
Series 05-WF1 A2B
4.998%, 1/25/35 (l)	2,000,000	2,001,785
Series WMC1 A2C
5.098%, 6/25/35 (l)	3,000,000	3,000,640
Bear Stearns Asset Backed Sercurities, Inc., Series 05-HE3 M1
5.248%, 3/25/35 (l)	2,125,000	2,132,339
Capital Auto Receivables Asset Trust, Series 06-1 A2A
5.030%, 9/15/08	6,000,000	5,990,837
Capital One Auto Finance Trust, Series 03-B A4
3.180%, 9/15/10	1,400,000	1,374,670
Series 04-A A4
4.849%, 3/15/11 (l)	3,000,000	3,001,070
Series 04-B A3
2.960%, 4/15/09	4,347,623	4,307,062
Series 05-D A3
4.810%, 3/15/10	10,000,000	9,934,446
Capital One Multi-Asset Execution Trust, Series 03-A
5.999%, 12/15/10 (l) §	10,240,000	10,452,215
Series 03-A4 A4
3.650%, 7/15/11	1,590,000	1,534,292
Carss Finance LP, Series 04-B1
5.029%, 1/15/11 (l) §	453,610	454,110
Series 04-B2
5.699%, 1/15/11 (l) §	699,708	701,226
Centex Home Equity, Series 05-B AV3
4.988%, 3/25/35 (l)	3,500,000	3,501,171
Citigroup Mortgage Loan Trust, Inc., Series 03-HE3 A
5.198%, 12/25/33 (l)	2,027,547	2,033,546
Series 05-OPT1 A1B
5.028%, 2/25/35 (l)	4,731,982	4,735,687
CNH Equipment Trust, Series 04-A A3A
4.819%, 10/15/08 (l)	1,989,322	1,989,923
Series 05-B A3
4.270%, 1/15/10	3,110,000	3,060,537
COMED Transitional Funding Trust, Series 98-1 A6
5.630%, 6/25/09	1,312,291	1,315,458
Countrywide Asset-Backed Certificates, Series 03-5 MF1
5.413%, 1/25/34	$2,170,000	$2,149,707
Series 04-1 3A
5.098%, 4/25/34 (l)	288,798	289,017
Series 04-1 M1
5.318%, 3/25/34 (l)	1,570,000	1,578,066
Series 04-1 M2
5.368%, 3/25/34 (l)	1,190,000	1,195,453
Series 04-BC1 A1
5.048%, 4/25/34 (l)	1,108,056	1,108,047
Countrywide Home Equity Loan Trust, Series 04-I A
5.039%, 2/15/34 (l)	3,828,095	3,838,327
Series 04-K 2A
5.049%, 2/15/34 (l)	1,489,521	1,492,195
Series 05-B 2A
4.929%, 5/15/35 (l)	1,768,956	1,769,026
First Franklin Mortgage Loan Asset Backed Certificates, Series 05-FF2 M2
5.258%, 3/25/35 (l)	400,000	401,265
Series 05-FF5 M1
5.268%, 4/25/34 (l)	1,500,000	1,506,898
Ford Credit Auto Owner Trust, Series 03-B A4
2.410%, 8/15/07	11,750,000	11,673,589
Ford Credit Floorplan Master Owner Trust, Series 05-1 A
4.899%, 5/17/10 (l)	5,000,000	4,999,407
GE Corporate Aircraft Financing LLC, Series 04-1A A1
4.908%, 8/25/11 (l) §	748,567	748,581
GE Equipment Small Ticket LLC, Series 05-1A A3
4.380%, 7/22/09 §	2,000,000	1,973,971
GMAC Mortgage Corp. Loan Trust, Series 04-HE1 A2
4.918%, 6/25/34 (l)	1,500,000	1,500,135
Gracechurch Card Funding plc, Series 7A
4.769%, 11/16/09 (l)	4,600,000	4,602,875
GSAMP Trust, Series 04-OPT A1
5.158%, 11/25/34 (l)	1,531,340	1,535,355
Series 05-WMC2 A2A
4.928%, 11/25/35 (l)	7,076,789	7,077,250
Series 05-WMC2 M1
5.248%, 11/25/35 (l)	2,000,000	2,005,026
Home Equity Asset Trust, Series 05-8 M2
5.268%, 2/25/36 (l)	3,325,000	3,339,591
Series 05-9 M1
5.228%, 4/25/36 (l)	1,250,000	1,252,959
Series 05-9 M2
5.258%, 3/25/36 (l)	750,000	751,957
Series 06-1 M2
5.278%, 4/25/36 (l)	1,500,000	1,503,422
Household Mortgage Loan Trust, Series 04-HC1 A
5.126%, 1/20/34 (l)	1,004,387	1,005,637
Long Beach Mortgage Loan Trust, Series 03-4 M1
5.498%, 8/25/33 (l)	5,500,000	5,520,462
Series 04-1 A3
5.118%, 2/25/34 (l)	1,008,598	1,009,230
Series 04-1 M1
5.318%, 2/25/34 (l)	2,200,000	2,207,184

EQ ADVISORS TRUST

EQ/JPMORGAN CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
Series 04-1 M2
5.368%, 2/25/34 (l)	$1,475,000	$1,479,472
Series 04-3 A3
5.078%, 7/25/34 (l)	894,488	894,970
Series 04-3 M1
5.388%, 7/25/34 (l)	1,750,000	1,761,446
Series 04-4 2A1
5.178%, 10/25/34 (l)	706,962	708,614
MASTR Asset Backed Securities Trust, Series 05-NC1 A4
5.048%, 12/25/34 (l)	2,557,596	2,559,432
Series 05-OPT1 M2
5.238%, 3/25/35 (l)	1,823,000	1,823,558
MBNA Credit Card Master Note Trust, Series 01-C2 C2
5.899%, 12/15/10 (l) §	3,725,000	3,804,502
Metris Master Trust, Series 04-1 A
5.056%, 4/20/11 (l)	3,100,000	3,105,583
New Century Home Equity Loan Trust, Series 05-1 A2B
5.038%, 3/25/35 (l)	1,800,000	1,801,614
Series 05-1 M1
5.268%, 3/25/35 (l)	2,000,000	2,005,427
Series 05-2 A2B
4.998%, 6/25/35 (l)	2,200,000	2,200,629
Nissan Auto Receivables Owner Trust, Series 06-A A2
4.800%, 6/16/08	3,000,000	2,991,501
Onyx Acceptance Auto Trust, Series 05-A A4
3.850%, 9/15/11	5,500,000	5,352,359
Option One Mortgage Loan Trust, Series 03-1 A2
5.238%, 2/25/33 (l)	458,576	459,686
Series 03-5 A2
5.138%, 8/25/33 (l)	370,608	371,263
Series 04-1 M1
5.418%, 1/25/34 (l)	4,700,000	4,720,849
Series 05-2 M1
5.258%, 5/25/35 (l)	1,700,000	1,704,327
PECO Energy Transition Trust, Series 00-A A3
7.625%, 3/1/10^	1,300,000	1,377,752
PSE&G Transition Funding LLC, Series 01-1 A6
6.610%, 6/15/15	2,975,000	3,171,186
Residential Asset Mortgage Products, Inc., Series RAMP 06-RS1 AI2
5.048%, 1/25/36 (l)	3,000,000	3,000,756
Residential Asset Securities Corp., Series 02-KS4 AIIB
5.068%, 7/25/32 (l)	346,282	346,536
Series 03-KS9 A2B
5.138%, 11/25/33 (l)	814,840	816,485
Series 05-AHL M1
5.238%, 10/25/35 (l)	1,750,000	1,754,664
Series 05-KS1 A1
4.928%, 1/1/16 (l)	375,633	375,673
Series 05-KS10 M1
5.228%, 11/25/35 (l)	1,274,000	1,277,369
Series 05-KS11 M1
5.218%, 12/25/35 (l)	2,000,000	2,004,627
Series 05-KS11 M2
5.238%, 12/25/35 (l)	1,250,000	1,251,871
SLM Student Loan Trust, Series 03-11 A5
2.990%, 12/15/22 §	420,000	413,372
Series 03-12 A2
4.960%, 12/17/12 (l)	$1,762,412	$1,763,008
Series 05-4 A1
4.633%, 10/26/15 (l)	1,713,884	1,713,380
Triad Auto Receivables Owner Trust, Series 03-B A4
3.200%, 12/13/10	2,200,000	2,151,943
Volkswagen Auto Lease Trust, Series 04-A A3
2.840%, 7/20/07	2,197,815	2,184,201
Wachovia Asset Securitization, Inc., Series 02-HE2 A
5.091%, 12/25/32 (l)	1,149,555	1,154,320
Series 03-HE3 A
5.068%, 11/25/33 (l)	3,427,504	3,430,617
Wells Fargo Home Equity Trust, Series 04-2 AI1B
2.940%, 2/25/18 (l)	915,907	909,867
WFS Financial Owner Trust, Series 03-4 A4
3.150%, 5/20/11	2,145,336	2,105,057

		216,516,056

Non-Agency CMO (24.6%)
Adjustable Rate Mortgage Trust, Series 04-1 9A2
5.218%, 1/25/35 (l)	2,274,321	2,280,224
Series 05-4 7A2
5.048%, 8/25/35 (l)	1,273,047	1,277,178
Series 05-5 6A21
5.048%, 9/25/35 (l)	5,110,224	5,111,441
Series 05-6A 2A1
5.128%, 11/25/35 (l)	2,373,612	2,384,406
Bank of America Mortgage Securities, Series 02-K 1A1
6.398%, 10/20/32 (l)	178,810	179,612
Bear Stearns Commercial Mortgage Securities, Series 04-PWR6 A4
4.521%, 11/11/41	2,345,000	2,233,844
Series 05-PWR7 A3
5.116%, 2/11/41 (l)	3,565,000	3,448,441
Series 05-PWR8 A4
4.674%, 6/11/41	2,000,000	1,871,026
Series 05-T18 A4
4.933%, 2/13/42 (l)	2,650,000	2,529,000
Series 05-T20 A4A
5.303%, 10/12/42^ (l)	7,355,000	7,170,028
Centre Reinsurance, Series 00-ZC2 A4A
6.699%, 8/10/14 §	2,493,903	2,534,282
Citicorp Mortgage Securities, Inc., Series 03-11 2A1
5.500%, 12/25/33	3,011,933	2,964,190
Series 05-7 1A1
5.500%, 10/25/35	5,650,526	5,554,734
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 05-CD1 A4
5.400%, 7/15/44^	5,775,000	5,660,931
Countrywide Alternative Loan Trust, Series 04-28CB 3A1
6.000%, 1/25/35	10,453,016	10,377,885
Series 05-51 1A1
5.096%, 11/20/35 (l)	4,677,057	4,698,015
Series 06-OA2 A1
5.033%, 5/20/46 (l)	7,000,000	7,000,000

EQ ADVISORS TRUST

EQ/JPMORGAN CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
Countrywide Home Loan Mortgage Pass Through Trust, Series 04-28R A1
5.500%, 8/25/33	$12,518,462	$12,359,423
Series 05-J4 A4
5.500%, 11/25/35	11,986,936	11,795,561
CS First Boston Mortgage Securities Corp., Series 01-CK1 A3
6.380%, 12/18/35	4,330,000	4,484,929
Series 01-CP4 A4
6.180%, 12/15/35	5,325,000	5,490,878
Series 03-C4 A4
5.137%, 8/15/36^	5,870,000	5,722,288
Credit Suisse Mortgage Capital Certificates, Series 06-C1 A3
5.711%, 2/15/39 (l)	7,500,000	7,506,908
First Union - Lehman Brothers - Bank of America, Series 98-C2 A2
6.560%, 11/18/35	1,566,467	1,595,948
GE Capital Commercial Mortgage Corp., Series 02-1A A3
6.269%, 12/10/35	4,665,000	4,857,291
Granite Master Issuer plc, Series 02-1 1C
5.010%, 12/21/24 (l)	2,500,000	2,499,683
Granite Mortgages plc, Series 04-3 1A3
5.030%, 9/20/44 (l)	3,393,881	3,395,239
Greenpoint Mortgage Funding Trust, Series 05-AR 4A1A
5.128%, 10/25/45 (l)	3,901,081	3,914,534
Greenwich Capital Commercial Funding Corp., Series 05-GG3 A4
4.799%, 8/10/42 (l)	7,145,000	6,766,412
Series 05-GG3 AJ
4.859%, 8/10/42 (l)	7,185,000	6,783,527
GS Mortgage Securities Corp. II, Series 03-FL6A A1
4.899%, 11/15/15 (l) §	322,497	322,431
GSMPS Mortgage Loan Trust, Series 05-RP1 1AF
5.168%, 1/25/35 (l) §	9,414,049	9,450,193
Harborview Mortgage Loan Trust, Series 05-3 2A1A
5.016%, 6/19/35 (l)	14,251,587	14,243,914
Series 05-69 2A1A
5.116%, 6/20/35 (l)	5,906,585	5,916,607
Series 05-8 1A2A
5.106%, 9/19/35 (l)	5,845,458	5,864,079
Indymac Index Mortgage Loan Trust, Series 04-AR7 A1
5.258%, 9/25/34 (l)	4,259,496	4,294,225
Series 05-AR14 2A1A
5.118%, 8/25/35 (l)	7,472,551	7,501,230
LB-UBS Commercial Mortgage Trust, Series 05-C1 A4
4.742%, 2/15/30	9,250,000	8,734,572
Lehman Mortgage Trust, Series LMT 05-3 2A3
5.500%, 1/25/36	6,135,000	6,059,140
Lehman XS Trust, Series 05-7N 1A1A
5.088%, 11/25/35 (l)	3,454,405	3,468,373
Medallion Trust, Series 04-1G A1
4.930%, 5/25/35 (l)	$1,912,984	$1,914,679
Morgan Stanley Capital I, Series 04-HQ3 A2
4.050%, 1/13/41	1,000,000	954,736
Series 04-T13 A2
3.940%, 9/13/45	1,250,000	1,187,612
Series 05-IQ9 A5
4.700%, 7/15/56^ (l)	7,225,000	6,811,609
Morgan Stanley Dean Witter Capital I, Series 03-HQ2 A2
4.920%, 3/12/35^	3,120,000	3,007,940
Nomura Asset Securities Corp., Series 98-D6 A1B
6.590%, 3/15/30^	2,690,000	2,752,326
Permanent Financing plc, Series 2-4A
5.100%, 12/10/09 (l)	4,760,000	4,778,088
Series 4-2A
4.950%, 3/10/09 (l)	5,000,000	4,999,774
RESI Finance LP, Series 03-B B3
6.248%, 7/10/35 (l) §	3,334,304	3,409,326
Series 03-C B3
6.098%, 9/10/35 (l) §	10,086,797	10,385,971
Series 03-C B4
6.298%, 9/10/35 (l) §	1,687,561	1,704,434
Series 03-D B3
5.998%, 12/10/35 (l) §	6,120,157	6,136,691
Series 03-D B4
6.198%, 12/10/35 (l) §	1,844,694	1,849,633
Series 05-A B3
5.278%, 3/10/37 (l) §	3,573,743	3,577,093
Series 05-A B4
5.378%, 3/10/37 (l) §	1,168,244	1,172,260
Series 05-B B3
5.278%, 6/10/37 (l) §	984,785	985,708
Series 05-B B4
5.368%, 6/10/37 (l) §	1,723,373	1,729,297
Series 05-D B4
5.449%, 12/15/37 (l) §	2,488,160	2,494,343
Residential Accredit Loans, Inc., Series 05-QO4 2A1
5.098%, 12/25/45 (l)	4,858,337	4,878,119
Residential Funding Mortgage Securities I, Series 05-S7 A5
5.500%, 11/25/35	11,691,264	11,505,327
Structured Asset Mortgage Investments, Inc. Series 06-AR1 3A1
5.048%, 2/25/36 (l)	2,492,610	2,493,778
Series 05-AR2 2A1
5.048%, 5/25/45 (l)	2,394,062	2,394,795
Structured Asset Securities Corp., Series 05-5 2A1
5.500%, 4/25/35	1,417,018	1,398,271
Wachovia Bank Commercial Mortgage Trust, Series 02-C2 A4
4.980%, 11/15/34	8,545,000	8,301,476
Series 03-C9 A2
3.958%, 12/15/35	6,230,000	6,019,206
Series 05-C17 A4
5.083%, 3/15/42	7,870,000	7,589,873
Washington Mutual, Inc., Series 05-AR1 A2A1
5.158%, 1/25/45 (l)	2,814,163	2,817,279
Series 05-AR15 A1A1
5.078%, 11/25/45 (l)	4,851,784	4,860,201

EQ ADVISORS TRUST

EQ/JPMORGAN CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
Series 05-AR17 A1A1
5.088%, 12/25/45 (l)	$4,874,216	$4,883,893
Series 05-AR2 2A21
5.148%, 1/25/45 (l)	2,761,547	2,775,640
Series 05-AR9 A1A
5.138%, 7/25/45 (l)	11,219,815	11,255,843
Wells Fargo Mortgage Backed Securities Trust, Series 05-11 2A1
5.500%, 10/25/35	5,888,080	5,788,813

		347,116,656

Total Asset-Backed and Mortgage-Backed Securities		563,632,712

Consumer Discretionary (1.9%)
Automobiles (1.3%)
DaimlerChrysler NA Holding Corp.
5.210%, 10/31/08 (l)	5,550,000	5,571,118
5.875%, 3/15/11	10,425,000	10,378,244
Ford Motor Credit Co.
5.880%, 3/21/07^	2,525,000	2,487,650

		18,437,012

Media (0.6%)
Comcast Corp.
5.300%, 1/15/14	150,000	142,623
5.900%, 3/15/16	3,190,000	3,128,401
4.950%, 6/15/16	1,135,000	1,034,313
News America, Inc.
7.250%, 5/18/18	825,000	890,907
6.200%, 12/15/34^	2,955,000	2,767,399
TCI Communications, Inc.
7.875%, 8/1/13	820,000	900,086

		8,863,729

Total Consumer Discretionary		27,300,741

Energy (0.6%)
Oil & Gas (0.6%)
Kinder Morgan Energy Partners LP
5.125%, 11/15/14	2,620,000	2,482,576
Kinder Morgan Finance Co. ULC
5.700%, 1/5/16	5,860,000	5,709,122

Total Energy		8,191,698

Financials (18.5%)
Capital Markets (3.8%)
Bear Stearns Cos., Inc.
4.760%, 1/16/07 (l)	7,120,000	7,130,822
4.810%, 4/29/08 (l)	2,480,000	2,484,928
Credit Suisse First Boston USA, Inc.
4.933%, 6/2/08 (l)	3,365,000	3,368,735
Goldman Sachs Capital I
6.345%, 2/15/34	2,075,000	2,057,699
Goldman Sachs Group, Inc.
4.655%, 7/2/07 (l)	1,500,000	1,502,502
5.350%, 1/15/16	4,735,000	4,573,352
Merrill Lynch & Co., Inc.
4.727%, 10/19/07^ (l)	3,650,000	3,655,854
4.860%, 8/22/08 (l)	4,000,000	4,000,252
4.730%, 10/27/08 (l)	4,000,000	4,001,428
Morgan Stanley
4.709%, 1/12/07 (l)	7,095,000	7,102,003
4.874%, 2/15/07^ (l)	2,000,000	2,001,650
4.845%, 11/9/07 (l)	900,000	901,182
4.830%, 2/9/09 (l)	2,000,000	2,001,612
5.375%, 10/15/15^	4,950,000	4,794,496
Temasek Financial I Ltd.
4.500%, 9/21/15 §	4,630,000	4,300,960

		53,877,475

Commercial Banks (4.4%)
Commonwealth Bank of Australia
6.024%, 12/31/49 §	$5,685,000	$5,538,316
DBS Bank Ltd./Singapore
5.000%, 11/15/19 §	1,080,000	1,015,595
Deutsche Bank Capital Funding Trust VII
5.628%, 1/19/49 (l) §	310,000	298,851
Glitnir Banki HF
4.760%, 10/15/08 (l) §	4,650,000	4,653,520
HBOS plc
6.413%, 9/29/49 (l) §	3,000,000	2,855,685
HSBC Bank USA N.A./New York
5.000%, 9/21/07 (l)	2,000,000	2,003,462
Industrial Bank of Korea
4.000%, 5/19/14^ (l) §	2,215,000	2,097,906
Keycorp
4.814%, 7/23/07 (l)	2,700,000	2,706,172
Korea First Bank
7.267%, 3/3/34 (l) §	1,620,000	1,739,018
Mizuho Prefered Capital Co. LLC
8.790%, 12/29/49 (l) §	725,000	770,916
RBS Capital Trust I
4.709%, 12/29/49 (l)	1,970,000	1,824,226
Shinsei Finance II
7.160%, 7/29/49 (l) §	3,970,000	3,946,577
SunTrust Banks, Inc.
2.500%, 11/1/06	3,325,000	3,272,003
UBS AG/Jersey Branch
5.020%, 7/20/06 (l)	7,150,000	7,145,710
United Overseas Bank Ltd.
5.375%, 9/3/19 (l) §	3,650,000	3,516,673
VTB Capital S.A. for Vneshtorgbank
5.680%, 9/21/07 (l) §	4,150,000	4,150,000
Wachovia Capital Trust III
5.800%, 3/15/42 (l)	5,935,000	5,831,013
Wells Fargo & Co.
5.000%, 3/23/07^ (l)	2,865,000	2,867,453
Westpac Banking Corp.
4.860%, 5/25/07 (l) §	2,000,000	2,001,560
Westpac Capital Trust III
5.819%, 12/29/49 (l) §	590,000	585,026
Woori Bank
5.750%, 3/13/14^ (l) §	4,160,000	4,155,823

		62,975,505

Consumer Finance (1.0%)
American General Finance Corp.
3.000%, 11/15/06	3,820,000	3,769,714
4.500%, 11/15/07	355,000	351,092
5.090%, 6/27/08 (l)	5,000,000	5,008,120
5.375%, 10/1/12	2,065,000	2,025,684
SLM Corp.
4.703%, 1/25/08 (l)	2,780,000	2,781,479

		13,936,089

Diversified Financial Services (5.5%)
Caterpillar Financial Services Corp.
4.870%, 2/26/07 (l)	4,140,000	4,145,606
CIT Group Holdings, Inc.
4.810%, 1/30/09 (l)	4,065,000	4,066,829
CIT Group, Inc.
4.899%, 8/15/08^ (l)	4,125,000	4,129,294
General Electric Capital Corp.
4.820%, 5/19/08 (l)	1,500,000	1,500,951
HSBC Finance Capital Trust IX
5.911%, 11/30/35 (l)	4,500,000	4,415,103

EQ ADVISORS TRUST

EQ/JPMORGAN CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2006 (Unaudited)

	Principal Amount		Value (Note 1)
HSBC Finance Corp.
4.870%, 2/9/07 (l)		$6,285,000	$6,297,168
4.760%, 5/10/07 (l)		3,500,000	3,501,662
ILFC E-Capital Trust I
5.900%, 12/21/65^ (l) §		3,230,000	3,134,773
ILFC E-Capital Trust II
6.250%, 12/21/65^ (l) §		1,400,000	1,341,714
International Lease Finance Corp.
4.875%, 9/1/10^		1,210,000	1,176,360
K2 Corp.
5.069%, 2/15/09		8,500,000	8,500,000
Links Finance LLC
5.160%, 9/15/08 (l) §		7,100,000	7,102,712
Mizuho Capital Investment 1 Ltd.
6.686%, 12/29/49 (l) §		5,310,000	5,226,049
Mizuho JGB Investment LLC
9.870%, 12/29/49 (l) §		2,530,000	2,746,768
MUFG Capital Finance 1 Ltd.
6.346%, 12/29/49 (l)		4,945,000	4,866,068
Pricoa Global Funding I
5.115%, 12/22/06 (l) §		5,375,000	5,383,611
3.900%, 12/15/08 §		4,540,000	4,371,057
TIAA Global Markets, Inc.
4.669%, 1/12/11 (l) §		2,000,000	1,999,530
ZFS Finance USA Trust I
6.450%, 12/15/65^ (l) §		4,475,000	4,305,970

			78,211,225

Insurance (1.2%)
Axis Capital Holdings Ltd.
5.750%, 12/1/14		1,950,000	1,897,814
Endurance Specialty Holdings Ltd.
6.150%, 10/15/15		1,500,000	1,486,362
7.000%, 7/15/34		1,300,000	1,307,807
ING Groep N.V.
5.775%, 12/29/49 (l)		3,865,000	3,759,613
Monumental Global Funding II
3.900%, 6/15/09 §		2,735,000	2,617,146
Protective Life Secured Trust
4.680%, 1/14/08 (l)		1,820,000	1,822,608
Stingray Pass Through Trust
5.902%, 1/12/15 §		4,000,000	3,831,240

			16,722,590

Real Estate (0.4%)
iStar Financial, Inc. (REIT)
6.000%, 12/15/10^		1,368,000	1,376,735
5.800%, 3/15/11		2,495,000	2,482,268
5.150%, 3/1/12		145,000	139,152
Socgen Real Estate Co. LLC
7.640%, 12/29/49 (l) §		1,250,000	1,285,583

			5,283,738

Thrifts & Mortgage Finance (2.2%)
Countrywide Financial Corp.
5.170%, 3/24/09 (l)		4,300,000	4,298,744
Northern Rock plc
4.727%, 10/19/07 (l) §		2,250,000	2,253,242
Residential Capital Corp.
6.070%, 11/21/08^ (l)		4,500,000	4,552,934
6.125%, 11/21/08^		4,775,000	4,782,654
6.375%, 6/30/10		11,085,000	11,167,251
Sovereign Bancorp, Inc.
5.100%, 3/1/09 (l) §		2,100,000	2,101,092
Washington Mutual Preferred Funding Delaware
6.534%, 12/29/49 (l) §		$2,200,000	$2,131,844

			31,287,761

Total Financials			262,294,383

Government Securities (54.7%)
Agency CMO (1.6%)
Federal Home Loan Mortgage Corp.
4.500%, 2/15/11 IO		3,433,569	95,581
5.000%, 10/15/23 IO		6,368,078	441,649
5.000%, 11/15/28		14,849,863	14,667,180
6.500%, 5/15/35		5,861,226	5,969,611
Federal National Mortgage Association
4.500%, 9/25/22		549,213	547,066
Government National Mortgage Association
5.500%, 4/20/25 IO		2,463,218	95,779
5.500%, 1/20/27 IO		4,468,223	225,459
5.500%, 10/20/27 IO		7,352,550	581,325

			22,623,650

Foreign Governments (3.0%)
Bundesrepublik Deutschland
4.750%, 7/4/34	EUR	4,195,000	5,713,186
4.000%, 1/4/37		8,885,000	10,750,611
Egypt Government AID Bonds
4.450%, 9/15/15	USD	10,020,000	9,443,049
Russian Federation
12.750%, 6/24/28 (m)		7,090,000	12,647,142
United Mexican States
8.000%, 9/24/22		3,985,000	4,658,465

			43,212,453

U.S Government Agencies (37.1%)
Federal Home Loan Mortgage Corp.
6.750%, 3/15/31		6,560,000	7,846,357
6.000%, 2/1/35		3,616,207	3,618,569
5.500%, 4/15/36 TBA		106,287,000	103,762,684
5.500%, 5/15/36 TBA		18,783,000	18,319,285
6.000%, 5/15/36 TBA		54,435,000	54,400,978
Federal National Mortgage Association
3.250%, 8/15/08		12,275,000	11,786,099
6.125%, 3/15/12		26,270,000	27,513,885
6.500%, 2/1/35		2,497,780	2,548,551
7.000%, 2/1/35		721,936	743,504
5.500%, 5/25/21 TBA		112,905,000	112,128,778
4.500%, 5/25/36 TBA		13,900,000	12,809,712
5.000%, 5/25/36 TBA		86,600,000	82,378,250
5.500%, 5/25/36 TBA		1,473,000	1,436,175
6.000%, 5/25/36 TBA		23,815,000	23,777,801
6.500%, 5/25/36 TBA		21,000,000	21,393,750
Government National Mortgage Association
5.500%, 5/15/36 TBA		40,188,000	39,748,424

			524,212,802

U.STreasuries (13.0%)
U.S. Treasury Bonds
8.875%, 2/15/19^#		8,745,000	11,904,813
7.250%, 8/15/22^		3,000,000	3,720,234
6.375%, 8/15/27^		16,135,000	18,865,349
6.125%, 11/15/27^		1,147,000	1,305,788
6.125%, 8/15/29		840,000	963,047
6.250%, 5/15/30^		30,040,000	35,106,907
5.375%, 2/15/31^		21,020,000	22,126,829
U.S. Treasury Notes
4.500%, 2/15/09^		40,425,000	40,074,434
4.000%, 9/30/07		2,000,000	1,975,468
4.375%, 1/31/08^		405,000	401,630
4.625%, 2/29/08		3,080,000	3,067,609
4.375%, 11/15/08^		2,895,000	2,861,980
4.000%, 6/15/09^		1,310,000	1,278,120

EQ ADVISORS TRUST

EQ/JPMORGAN CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
3.375%, 10/15/09^	$1,550,000	$1,477,525
3.500%, 2/15/10	70,000	66,730
3.875%, 5/15/10^	9,065,000	8,743,474
4.250%, 10/15/10^	780,000	761,780
4.500%, 2/28/11^	14,910,000	14,692,761
4.875%, 2/15/12^	1,895,000	1,897,960
4.500%, 11/15/15^	5,090,000	4,939,290
4.500%, 2/15/16^	7,810,000	7,595,834

		183,827,562

Total Government Securities		773,876,467

Health Care (0.1%)
Pharmaceuticals (0.1%)
Teva Pharmaceutical Finance LLC
6.150%, 2/1/36	1,910,000	1,800,227

Total Health Care		1,800,227

Industrials (0.6%)
Industrial Conglomerates (0.3%)
Hutchison Whampoa International 03/33 Ltd.
6.250%, 1/24/14^ §	1,610,000	1,633,411
7.450%, 11/24/33 §	2,180,000	2,377,850

		4,011,261

Road & Rail (0.3%)
CSX Corp.
4.990%, 8/3/06 (l)	3,944,000	3,947,100

Total Industrials		7,958,361

Information Technology (1.1%)
Communications Equipment (0.7%)
Cisco Systems, Inc.
5.250%, 2/22/11	6,905,000	6,846,073
Motorola, Inc.
7.500%, 5/15/25^	2,330,000	2,668,498

Total Communications Equipment		9,514,571

Software (0.4%)
Oracle Corp./Ozark Holding, Inc.
4.810%, 1/13/09 (l) §	5,470,000	5,471,504

Total Information Technology		14,986,075

Materials (0.2%)
Metals & Mining (0.2%)
Newmont Mining Corp.
5.875%, 4/1/35	1,685,000	1,575,290
Teck Cominco Ltd.
6.125%, 10/1/35	1,870,000	1,759,374

Total Materials		3,334,664

Telecommunication Services (1.2%)
Diversified Telecommunication Services (0.9%)
France Telecom S.A.
7.750%, 3/1/11	525,000	573,358
8.500%, 3/1/31	1,690,000	2,111,001
Sprint Capital Corp.
6.900%, 5/1/19	3,095,000	3,306,429
8.750%, 3/15/32	980,000	1,225,252
Verizon Communications, Inc.
4.879%, 8/15/07 (l)	500,000	499,949
5.350%, 2/15/11	2,260,000	2,229,851
5.850%, 9/15/35	3,465,000	3,107,911

		13,053,751

Wireless Telecommunication Services (0.3%)
AT&T Wireless Services, Inc.
8.125%, 5/1/12	$1,270,000	$1,425,996
8.750%, 3/1/31	1,710,000	2,165,797

		3,591,793

Total Telecommunication Services		16,645,544

Utilities (1.9%)
Electric Utilities (0.8%)
Alabama Power Co.
2.800%, 12/1/06	1,580,000	1,554,854
Appalachian Power Co.
5.800%, 10/1/35	3,585,000	3,309,306
Midamerican Energy Holdings Co.
6.125%, 4/1/36 §	3,500,000	3,426,178
Pacificorp
4.300%, 9/15/08	1,550,000	1,513,989
Virginia Electric & Power Co.
4.500%, 12/15/10	1,485,000	1,414,972

		11,219,299

Multi-Utilities & Unregulated Power (1.1%)
Dominion Resources, Inc.
5.265%, 9/28/07 (l)	3,500,000	3,502,999
8.125%, 6/15/10^	1,695,000	1,840,563
6.750%, 12/15/32	50,000	51,107
6.300%, 3/15/33^	1,805,000	1,738,883
NiSource Finance Corp.
5.450%, 9/15/20	4,860,000	4,505,186
Public Service Enterprise Group, Inc.
5.305%, 9/21/08 (l)	4,185,000	4,189,047

		15,827,785

Total Utilities		27,047,084

Total Long-Term Debt Securities (120.7%) (Cost $1,726,600,958)		1,707,067,956

	Number of Shares
PREFERRED STOCKS:
Financials (0.1%)
Insurance (0.1%)
Axis Capital Holdings Ltd.,
7.500% (Cost $1,844,999)	1,845,000	1,855,956

	Principal Amount
SHORT-TERM INVESTMENTS:
Certificate of Deposit (2.1%)
Toronto-Dominion Bank Ltd.
5.11%, 10/27/06	$30,000,000	29,932,200
Commercial Paper (10.4%)
ANZ Delaware, Inc.
4.78%, 5/30/06 (p)	16,500,000	16,369,677
DnB NOR Bank ASA
4.51%, 4/10/06 (p)	31,250,000	31,210,911
Grampian Funding LLC
4.45%, 4/26/06 (n)(p)	9,500,000	9,469,591
KFW International Finance
4.24%, 4/3/06 (n)(b)(p).	21,000,000	20,992,575
Nordea N.A.
4.51%, 5/4/06 (p)	19,000,000	18,919,466
Royal Bank of Scotland plc
4.40%, 4/7/06 (p)	24,000,000	23,979,465

EQ ADVISORS TRUST

EQ/JPMORGAN CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
Skandinaviska Enskilda Banken AB
4.60%, 5/4/06 (b)(p)	$25,750,000	$25,638,592

Total Commercial Paper		146,580,277

Government Security (0.9%)
Federal Home Loan Bank
4.63%, 4/3/06 (o)(p)	12,116,000	12,111,325

Short-Term Investments of Cash Collateral for Securities Loaned (8.8%)
Bank of America Corp.
4.81%, 8/10/06 (l)	10,000,000	10,000,000
Barclays New York
4.80%, 8/30/06 (l)	9,998,998	9,998,998
Beta Finance, Inc.
4.87%, 1/15/08 (l)	5,000,000	5,000,000
BNP Paribas N.Y.
4.85%, 2/22/08 (l)	5,000,000	5,000,000
CC USA, Inc.
4.88%, 2/20/08 (l)	9,496,200	9,496,200
CDC Financial Products, Inc.
4.98%, 5/1/06 (l)	7,000,000	7,000,000
Citigroup Global Markets, Inc.
4.95%, 4/7/06 (l)	5,000,000	5,000,000
Dorada Finance, Inc.
4.87%, 1/14/08 (l)	8,000,000	8,000,000
General Electric Capital Corp.
4.99%, 5/12/06 (l)	2,001,013	2,001,013
Morgan Stanley
5.06%, 4/2/07 (l)	5,000,000	5,000,000
New York Life Insurance Co.
4.93%, 6/30/06 (l)	6,000,000	6,000,000
Nomura Securities
4.87%, 4/3/06	37,269,412	37,269,412
U.S. Bank N.A.
4.62%, 10/2/06 (l)	4,998,314	4,998,314
Unicredito Italiano Bank (IRE) plc
4.70%, 4/30/07	5,000,000	5,000,000
Wells Fargo & Co.
4.99%, 3/31/08 (l)	5,000,000	5,000,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		124,763,937

Total Short-Term Investments (22.2%) (Cost/Amortized Cost$ 313,467,910)		313,387,739

	Number of Contracts (c)
OPTIONS PURCHASED:
Call Option Purchased (0.0%)
EURODollar 90 Day Futures
September 2006 @ $94.875*	885	171,469
September 2006 @ $95.125*	885	66,375
EURODollar 1 Year Futures
April 2006 @ $94.875*	607	197,275
April 2006 @ 95.00*	813	167,681
May 2006 @ $95.00*	1,184	1,554
June 2006 @ $95.75*	1,413	17,662
U.S. 5 Year Treasury Note Futures
April 2006 @ $106.00*	605	9,453
April 2006 @ $95.125*	368	4,600

		636,069

Put Option Purchased (0.2%)
EURODollar 1 Year Futures
April 2006 @ $95.125*	1,184	873,200
April 2006 @ $95.00*	813	497,963
April 2006 @ 94.875*	607	257,975
U.S. 5 Year Treasury Note Futures
April 2006 @ $104.00*	605	85,078
April 2006 @ $107.00*	244	$198,250
April 2006 @ $105.00*	244	19,063
April 2006 @ $106.00*	470	264,375

		2,195,904

Total Options Purchased (0.2%) (Cost $2,403,335)		2,831,973

Total Investments before Options Written (143.2%) (Cost/Amortized Cost $2,044,317,202)		2,025,143,624

OPTIONS WRITTEN:
Call Option Written (-0.0%)
EURODollar 90 Day Futures
September 2006 @ $95.00*	(1,770)	(221,250)
U.S. 10 Year Treasury Note Futures
June 2006 @ $109.00*	(116)	(38,063)

		(259,313)

Put Option Written (-0.0%)
U.S. 10 Year Treasury Note Futures
April 2006 @ $106.00*	(785)	(220,781)
June 2006 @ $104.00*	(116)	(47,125)

		(267,906)

Total Options Written (-0.0%) (Premiums Received $516,194)		(527,219)

Total Investments after Options Written (143.2%) (Cost/Amortized Cost $2,043,801,008)		2,024,616,405
Other Assets Less Liabilities (-43.2%)		(610,016,589)

Net Assets (100%)		$1,414,599,816

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 2005, the market value of these securities amounted to $171,992,997 or 12.16% of net assets. Securities denoted with “§” but without “(b)”have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

#	All, or a portion of security held by broker as collateral for financial futures contracts.

(b)	Illiquid security.

(c)	One contract relates to 100 shares.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2006.

(m)	Regulation S is an exemption for securities offering that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.

(o)	Discount Note Security. Effective rate calculated as of March 31, 2006.

(p)	Yield to maturity.

Glossary:

CMO — Collaterized Mortgage Obligation

EUR — European Currency Unit

IO — Interest only

REIT — Real Estate Investment Trust

TBA — Security is subject to delayed delivery.

EQ ADVISORS TRUST

EQ/JPMORGAN CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2006 (Unaudited)

At March 31, 2006 the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 3/31/06	Unrealized Appreciation/ (Depreciation)
U.S. 2 Year Treasury Notes	1,022	June-06	$208,531,643	$208,344,281	$(187,362)
U.S. 5 Year Treasury Notes	116	June-06	12,112,059	12,114,750	2,691
U.S. 10 Year Treasury Notes	79	June-06	8,464,564	8,404,859	(59,705)
EURODollar	1,182	June-07	280,444,195	280,237,425	(206,770)

					$(451,146)

Sales
EURO-BOBL	303	June-06	$40,551,782	$40,359,967	$191,815
EURO Bonds	188	June-06	26,773,200	26,657,136	116,064
Japanese 10 Year Bonds	10	June-06	11,410,778	11,311,128	99,650
U.S. Treasury Bonds	85	June-06	9,587,731	9,278,281	309,450
U.S. 10 Year Treasury Notes	377	June-06	40,340,288	40,109,266	231,022

					948,001

					$496,855

At March 31, 2006 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Local Contract Amount (000’s)	Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Foreign Currency Sell Contracts
European Union, expiring 4/28/06	14,033	17,003,797	17,005,611	$(1,814)

Options written for the three months ended March 31, 2006 were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding—January 1, 2006	382	$216,638
Options Written	10,749	2,846,344
Options Terminated in Closing Purchase Transactions	(5,959)	(2,149,618)
Options Expired	(2,385)	(397,170)
Options Exercised	—	—

Options Outstanding—March 31, 2006	2,787	$516,194

Investment security transactions for the three months ended March 31, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$2,494,587,214
U.S. Government securities	224,929,261

$2,719,516,475

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$2,602,189,904
U.S. Government securities	159,319,826

$2,761,509,730

As of March 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,301,222
Aggregate gross unrealized depreciation	(23,589,209)

Net unrealized depreciation	$(19,287,987)

Federal income tax cost of investments	$2,044,431,611

At March 31, 2006, the Portfolio had loaned securities with a total value of $205,727,543. This was secured by collateral of $124,763,937 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. The remaining collateral of $85,340,272 was received in the form of short-term pooled securities, which the portfolio cannot sell or repledge.

The Portfolio has a net capital loss carryforward of $4,514,245 which expires in the year 2013.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (7.7%)
Household Durables (0.6%)
Lennar Corp., Class A^	60,000	$3,622,800

Media (5.1%)
CBS Corp., Class B	225,550	5,408,689
Comcast Corp., Special Class A*	97,800	2,554,536
Gannett Co., Inc.	97,800	5,860,176
R.H. Donnelley Corp.*	76,254	4,440,270
Time Warner, Inc.	330,400	5,547,416
Viacom, Inc., Class B*	168,450	6,535,860

		30,346,947

Multiline Retail (0.6%)
Kohl’s Corp.*	67,000	3,551,670

Specialty Retail (1.0%)
Staples, Inc.	245,000	6,252,400

Textiles, Apparel & Luxury Goods (0.4%)
Jones Apparel Group, Inc.	64,800	2,291,976

Total Consumer Discretionary		46,065,793

Consumer Staples (4.9%)
Beverages (1.3%)
Coca-Cola Co.	109,100	4,568,017
Coca-Cola Enterprises, Inc.	167,862	3,414,313

		7,982,330

Food & Staples Retailing (0.5%)
CVS Corp.	101,700	3,037,779

Food Products (0.9%)
Kellogg Co.	69,800	3,073,992
Kraft Foods, Inc., Class A^	75,800	2,297,498

		5,371,490

Household Products (0.4%)
Kimberly-Clark Corp.	41,200	2,381,360

Tobacco (1.8%)
Altria Group, Inc.	150,500	10,664,430

Total Consumer Staples		29,437,389

Energy (13.3%)
Oil & Gas (13.3%)
Apache Corp.	38,700	2,535,237
Chevron Corp.	217,000	12,579,490
ConocoPhillips	160,000	10,104,000
Devon Energy Corp.	70,200	4,294,134
Exxon Mobil Corp.	605,800	36,868,988
Occidental Petroleum Corp.	97,000	8,987,050
Valero Energy Corp.	72,100	4,310,138

Total Energy		79,679,037

Financials (35.0%)
Capital Markets (3.9%)
Bank of New York Co., Inc.	244,300	8,804,572
Lazard Ltd., Class A^	71,787	3,176,575
Morgan Stanley	182,800	11,483,496

		23,464,643

Commercial Banks (11.2%)
Bank of America Corp.	560,479	25,524,214
Marshall & Ilsley Corp.	54,900	2,392,542
North Fork Bancorp, Inc.	217,200	6,261,876
SunTrust Banks, Inc.	79,500	5,784,420
U.S. Bancorp	351,500	10,720,750
Wachovia Corp.	139,500	7,818,975
Wells Fargo & Co.	136,900	8,743,803

		67,246,580

Consumer Finance (1.0%)
American Express Co.	114,400	$6,011,720

Diversified Financial Services (5.9%)
CIT Group, Inc.	45,000	2,408,400
Citigroup, Inc.	690,200	32,598,146

		35,006,546

Insurance (7.1%)
Ambac Financial Group, Inc.	84,306	6,710,757
Assurant, Inc.	64,600	3,181,550
Everest Reinsurance Group Ltd.	16,900	1,577,953
Genworth Financial, Inc., Class A	288,700	9,651,241
Hartford Financial Services Group, Inc.	63,100	5,082,705
MBIA, Inc.	50,700	3,048,591
RenaissanceReinsurance Holdings Ltd.^	159,100	6,939,942
Willis Group Holdings Ltd.^	184,388	6,317,133

		42,509,872

Real Estate (1.9%)
Apartment Investment & Management Co. (REIT)	62,300	2,921,870
Mack-Cali Realty Corp. (REIT)^	116,300	5,582,400
United Dominion Realty Trust, Inc. (REIT)^	94,000	2,682,760

		11,187,030

Thrifts & Mortgage Finance (4.0%)
Freddie Mac	287,500	17,537,500
MGIC Investment Corp.	54,400	3,624,672
Washington Mutual, Inc.	67,600	2,881,112

		24,043,284

Total Financials		209,469,675

Health Care (6.8%)
Health Care Equipment & Supplies (0.5%)
Boston Scientific Corp.*	123,700	2,851,285

Health Care Providers & Services (1.4%)
WellPoint, Inc.*	108,100	8,370,183

Pharmaceuticals (4.9%)
Abbott Laboratories	54,100	2,297,627
Eli Lilly & Co.	56,500	3,124,450
Merck & Co., Inc.	151,500	5,337,345
Pfizer, Inc.	448,700	11,181,604
Wyeth	160,200	7,772,904

		29,713,930

Total Health Care		40,935,398

Industrials (9.1%)
Aerospace & Defense (0.4%)
Lockheed Martin Corp.	35,400	2,659,602

Commercial Services & Supplies (0.7%)
Waste Management, Inc.	125,200	4,419,560

Industrial Conglomerates (3.6%)
General Electric Co.	499,000	17,355,220
Tyco International Ltd.	148,200	3,983,616

		21,338,836

Machinery (1.2%)
Eaton Corp.	54,400	3,969,568
Kennametal, Inc.^	50,500	3,087,570

		7,057,138

Road & Rail (3.2%)
CSX Corp.	147,100	8,796,580
Norfolk Southern Corp.	192,200	10,392,254

		19,188,834

Total Industrials		54,663,970

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Information Technology (5.2%)
Communications Equipment (0.5%)
Corning, Inc.*	119,200	$3,207,672

Electronic Equipment & Instruments (0.5%)
Avnet, Inc.*	117,000	2,969,460

IT Services (1.3%)
Affiliated Computer Services, Inc., Class A*^	47,700	2,845,782
Sabre Holdings Corp., Class A^	202,400	4,762,472

		7,608,254

Office Electronics (1.0%)
Xerox Corp.*	385,300	5,856,560

Semiconductors & Semiconductor Equipment (0.4%)
Altera Corp.*	122,200	2,522,208

Software (1.5%)
CA, Inc.	201,700	5,488,257
Microsoft Corp.	62,400	1,697,904
Oracle Corp.*	133,300	1,824,877

		9,011,038

Total Information Technology		31,175,192

Materials (4.2%)
Chemicals (2.4%)
Air Products & Chemicals, Inc.	89,400	6,006,786
DuPont (E.I.) de Nemours & Co.	39,300	1,658,853
Praxair, Inc.	121,000	6,673,150

		14,338,789

Metals & Mining (1.1%)
Alcan, Inc.	34,900	1,595,977
Alcoa, Inc.	165,000	5,042,400

		6,638,377

Paper & Forest Products (0.7%)
Weyerhaeuser Co.	53,700	3,889,491

Total Materials		24,866,657

Telecommunication Services (5.8%)
Diversified Telecommunication Services (3.6%)
AT&T, Inc.*	141,700	3,831,568
Verizon Communications, Inc.	529,500	18,034,770

		21,866,338

Wireless Telecommunication Services (2.2%)
Sprint Nextel Corp.	499,400	12,904,496

Total Telecommunication Services		34,770,834

Utilities (7.1%)
Electric Utilities (3.0%)
Edison International, Inc.	83,100	3,422,058
Northeast Utilities	228,700	4,466,511
Pinnacle West Capital Corp.	67,000	2,619,700
PPL Corp.	262,700	7,723,380

		18,231,649

Gas Utilities (0.5%)
Questar Corp.^	42,500	2,977,125

Multi-Utilities & Unregulated Power (3.6%)
Consolidated Edison, Inc.^	96,500	$4,197,750
Dominion Resources, Inc.	106,200	7,330,986
NiSource, Inc.	146,200	2,956,164
SCANA Corp.	85,100	3,339,324
Xcel Energy, Inc.^	195,600	3,550,140

		21,374,364

Total Utilities		42,583,138

Total Common Stocks (99.1%) (Cost $549,996,864)		593,647,083

	Principal Amount
SHORT-TERM INVESTMENTS:
Government Security (1.0%)
Federal Home Loan Bank 4.63%, 4/3/06 (o)(p)	$5,684,000	5,681,807

Short-Term Investments of Cash Collateral for Securities Loaned (5.6%)
CC USA, Inc.
4.92%, 8/3/06 (l)	3,000,295	3,000,295
CDC Financial Products, Inc.
4.98%, 5/1/06 (l)	1,000,000	1,000,000
Citigroup Global Markets, Inc.
4.95%, 4/7/06 (l)	2,000,000	2,000,000
Nomura Securities
4.87%, 4/3/06	27,802,413	27,802,414

Total Short-Term Investments of Cash Collateral for Securities Loaned		33,802,709

Total Short-Term Investments (6.6%) (Cost/Amortized Cost $39,485,246)		39,484,516

Total Investments (105.7%) (Cost/Amortized Cost $589,482,110)		633,131,599
Other Assets Less Liabilities (-5.7%)		(34,329,405)

Net Assets (100%)		$598,802,194

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2006.

(o)	Discount Note Security. Effective rate calculated as of March 31, 2006.

(p)	Yield to maturity.

Glossary:

REIT — Real Estate Investment Trust

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2006 (Unaudited)

Investment security transactions for the three months ended March 31, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$126,778,003
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$145,926,468

As of March 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$53,554,805
Aggregate gross unrealized depreciation	(13,582,307)

Net unrealized appreciation	$39,972,498

Federal income tax cost of investments	$593,159,101

At March 31, 2006, the Portfolio had loaned securities with a total value of $33,059,042. This was secured by collateral of $33,802,709 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

The Portfolio has a net capital loss carryforward of $1,448,826 which expires in the year 2011.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LAZARD SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Consumer Discretionary (13.2%)
Distributors (0.4%)
Building Material Holding Corp.^	217,000	$7,733,880

Diversified Consumer Services (1.2%)
Alderwoods Group, Inc.*^	727,700	13,025,830
Matthews International Corp., Class A	236,200	9,037,012

		22,062,842

Hotels, Restaurants & Leisure (4.2%)
Bally Technologies, Inc.*^	1,199,500	20,379,505
CBRL Group, Inc.	296,200	13,006,142
Rare Hospitality International, Inc.*^	444,300	15,474,969
Ruby Tuesday, Inc.^	467,200	14,987,776
WMS Industries, Inc.*^	498,900	15,016,890

		78,865,282

Household Durables (0.6%)
Levitt Corp., Class A^	476,600	10,504,264

Media (2.4%)
ADVO, Inc.^	569,750	18,232,000
Arbitron, Inc.^	383,100	12,956,442
R.H. Donnelley Corp.*	244,300	14,225,589

		45,414,031

Specialty Retail (3.8%)
CSK Auto Corp.*	603,800	8,374,706
Finish Line, Inc., Class A	963,500	15,849,575
Guitar Center, Inc.*^	278,000	13,260,600
HOT Topic, Inc.*^	732,000	10,614,000
Pacific Sunwear of California, Inc.*	399,500	8,852,920
Talbots, Inc.^	580,100	15,587,287

		72,539,088

Textiles, Apparel & Luxury Goods (0.6%)
Fossil, Inc.*^	647,200	12,024,976

Total Consumer Discretionary		249,144,363

Consumer Staples (2.2%)
Food & Staples Retailing (0.7%)
Performance Food Group Co.*^	441,200	13,761,028

Food Products (1.0%)
Delta & Pine Land Co.^	447,000	13,481,520
Sanderson Farms, Inc.^	255,700	5,727,680

		19,209,200

Personal Products (0.5%)
Elizabeth Arden, Inc.*	390,800	9,113,456

Total Consumer Staples		42,083,684

Energy (8.2%)
Energy Equipment & Services (4.2%)
CARBO Ceramics, Inc.	89,800	5,110,518
Dresser-Rand Group, Inc.*^	470,700	11,696,895
Grey Wolf, Inc.*^	1,159,800	8,628,912
Key Energy Services, Inc.*	828,000	12,627,000
NS Group, Inc.*	339,200	15,613,376
Oil States International, Inc.*	304,800	11,231,880
Veritas DGC, Inc.*	249,300	11,315,727
W-H Energy Services, Inc.*	75,700	3,367,893

		79,592,201

Oil & Gas (4.0%)
Brigham Exploration Co.*^	1,137,700	9,966,252
Energy Partners Ltd.*^	595,400	14,039,532
EXCO Resources, Inc.*	711,100	8,910,083
Exploration Co. of Delaware, Inc.*^	1,071,200	12,040,288
Foundation Coal Holdings, Inc.^	366,500	15,077,810
Kinder Morgan Management LLC*^	281,667	$12,393,348
Penn Virginia Corp.	34,700	2,463,700

		74,891,013

Total Energy		154,483,214

Financials (26.8%)
Capital Markets (1.5%)
Waddell & Reed Financial, Inc.^	1,235,300	28,535,430

Commercial Banks (11.5%)
Bank of the Ozarks, Inc.^	403,200	14,716,800
Boston Private Financial Holdings, Inc.^	675,000	22,808,250
First Community Bancorp, Inc./California^	189,876	10,948,250
First Midwest Bancorp, Inc./Illinois^	251,325	9,190,955
MB Financial, Inc.^	667,500	23,629,500
Pacific Capital Bancorp^	525,000	17,766,000
Provident Bankshares Corp.^	608,400	22,176,180
Sandy Spring Bancorp, Inc.^	246,800	9,375,932
South Financial Group, Inc.	425,100	11,116,365
Sterling Bancshares, Inc./Texas^	1,172,700	21,167,235
Texas Regional Bancshares, Inc.^	801,460	23,635,056
Trustmark Corp.^	174,805	5,530,830
United Bancshares, Inc.^	240,100	9,188,627
Wintrust Financial Corp.^	255,600	14,868,252

		216,118,232

Diversified Financial Services (0.7%)
Financial Federal Corp.^	448,800	13,149,840

Insurance (5.9%)
21st Century Insurance Group^	355,200	5,612,160
Arch Capital Group Ltd.*	300,200	17,333,548
Aspen Insurance Holdings Ltd.	672,200	16,576,452
Assured Guaranty Ltd.^	539,100	13,477,500
Bristol West Holdings, Inc.^	727,800	14,010,150
RLI Corp.^	297,600	17,052,480
Scottish Reinsurance Group Ltd.^	1,065,900	26,444,979

		110,507,269

Real Estate (5.4%)
Alexandria Real Estate Equities, Inc. (REIT)^	143,100	13,641,723
Ashford Hospitality Trust, Inc. (REIT)^	611,000	7,576,400
BioMed Realty Trust, Inc. (REIT)	834,600	24,737,544
Brandywine Realty Trust (REIT)	784,800	24,925,248
Corporate Office Properties Trust (REIT)^	204,600	9,358,404
Cousins Properties, Inc. (REIT)	273,200	9,133,076
Healthcare Realty Trust, Inc. (REIT)^	100,500	3,756,690
Highwoods Properties, Inc. (REIT)	205,090	6,917,686
Lexington Corporate Properties Trust (REIT)	129,500	2,700,075

		102,746,846

Thrifts & Mortgage Finance (1.8%)
BankAtlantic Bancorp, Inc., Class A^	688,300	9,904,637
Bankunited Financial Corp., Class A^	415,200	11,227,008
Commercial Capital Bancorp, Inc.	676,600	9,512,996
Franklin Bank Corp./Texas*	197,100	3,790,233

		34,434,874

Total Financials		505,492,491

EQ ADVISORS TRUST

EQ/LAZARD SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care (9.2%)
Health Care Equipment & Supplies (3.3%)
Advanced Medical Optics, Inc.*^	291,700	$13,604,888
Candela Corp.*^	446,700	9,648,720
Encore Medical Corp.*	2,113,000	10,818,560
Symmetry Medical, Inc.*	701,100	14,870,331
Varian, Inc.*^	93,400	3,846,212
Wright Medical Group, Inc.*^	447,800	8,844,050

		61,632,761

Health Care Providers & Services (4.9%)
BioScrip, Inc.*^	849,600	6,125,616
Centene Corp.*^	219,700	6,408,649
Five Star Quality Care, Inc.*	475,000	5,172,750
Hanger Orthopedic Group, Inc.*^‡	1,180,200	8,202,390
Kindred Healthcare, Inc.*^	405,260	10,192,289
LifePoint Hospitals, Inc.*	404,900	12,592,390
PSS World Medical, Inc.*^	641,400	12,372,606
SFBC International, Inc.*^	565,800	13,794,204
Ventiv Health, Inc.*^	547,000	18,171,340

		93,032,234

Pharmaceuticals (1.0%)
First Horizon Pharmaceutical Corp.*^	759,500	19,146,995

Total Health Care		173,811,990

Industrials (16.4%)
Aerospace & Defense (2.6%)
Applied Signal Technology, Inc.^‡	471,600	9,351,828
DRS Technologies, Inc.	171,600	9,415,692
Esterline Technologies Corp.*^	353,100	15,095,025
Ladish Co., Inc.*^	542,401	15,713,357

		49,575,902

Air Freight & Logistics (0.5%)
Hub Group, Inc., Class A*^	206,900	9,430,502

Airlines (1.0%)
Airtran Holdings, Inc.*^	1,058,200	19,164,002

Building Products (0.6%)
Insteel Industries, Inc.^	210,600	11,957,868

Commercial Services & Supplies (4.7%)
G&K Services, Inc., Class A	227,100	9,660,834
John H. Harland Co.	3,000	117,900
Knoll, Inc.	722,200	15,397,304
Learning Tree International, Inc.*^	696,028	8,435,860
Navigant Consulting Co.*^	367,700	7,850,395
Rollins, Inc.	26,500	536,360
Tetra Tech, Inc.*^	848,100	16,190,229
Waste Connections, Inc.*^	381,599	15,191,456
Watson Wyatt Worldwide, Inc., Class A^	455,500	14,840,190

		88,220,528

Construction & Engineering (0.6%)
Perini Corp.*^	345,600	10,495,872

Electrical Equipment (0.9%)
Acuity Brands, Inc.^	249,000	9,960,000
Regal-Beloit Corp.^	187,700	7,934,079

		17,894,079

Machinery (2.1%)
Columbus McKinnon Corp.*	349,800	9,420,114
Kennametal, Inc.^	222,500	13,603,650
RBC Bearings Inc.*^	656,629	13,460,894
Wabash National Corp.^	209,900	$4,145,525

		40,630,183

Marine (1.4%)
American Commercial Lines, Inc.*^	550,850	26,000,120

Trading Companies & Distributors (2.0%)
H&E Equipment Services, Inc.*	373,700	10,882,144
United Rentals, Inc.*^	443,200	15,290,400
WESCO International, Inc.*^	166,200	11,303,262

		37,475,806

Total Industrials		310,844,862

Information Technology (16.7%)
Communications Equipment (2.8%)
Avocent Corp.*	386,600	12,270,684
C-COR, Inc.*^	1,587,500	13,874,750
SafeNet, Inc.*^	1,000,031	26,480,821

		52,626,255

Computers & Peripherals (0.9%)
Dot Hill Systems Corp.*^	1,633,100	11,595,010
Emulex Corp.*	344,600	5,889,214

		17,484,224

Electronic Equipment & Instruments (3.9%)
Benchmark Electronics, Inc.*^	308,100	11,815,635
Cognex Corp.^	276,300	8,189,532
Coherent, Inc.*	301,400	10,582,154
FARO Technologies, Inc.*^	493,300	7,029,525
Mercury Computer Systems, Inc.*	320,000	5,184,000
Photon Dynamics, Inc.*^	409,700	7,681,875
Rogers Corp.*^	213,800	11,647,824
TTM Technologies, Inc.*^	833,000	12,070,170

		74,200,715

Internet Software & Services (1.0%)
ValueClick, Inc.*	363,500	6,150,420
WebEx Communications, Inc.*^	357,200	12,026,924

		18,177,344

IT Services (1.8%)
BISYS Group, Inc.*	664,700	8,960,156
Perot Systems Corp., Class A*^	686,900	10,688,164
Wright Express Corp.*	499,300	14,005,365

		33,653,685

Semiconductors & Semiconductor Equipment (4.0%)
Actel Corp.*^	882,700	14,070,238
Brooks Automation, Inc.*^	339,500	4,834,480
ChipMOS TECHNOLOGIES (Bermuda) Ltd.*^	1,164,600	8,326,890
Exar Corp.*^	879,000	12,552,120
FEI Co.*^	546,000	10,838,100
Integrated Device Technology, Inc.*	980,300	14,567,258
Zoran Corp.*	489,400	10,708,072

		75,897,158

Software (2.3%)
Agile Software Corp.*	2,035,500	15,530,865
NetIQ Corp.*^	1,141,900	12,732,185
Secure Computing Corp.*	220,100	2,539,954
Take-Two Interactive Software, Inc.*^	632,900	11,809,914

		42,612,918

Total Information Technology		314,652,299

Materials (4.0%)
Chemicals (1.2%)
Olin Corp.^	451,900	9,702,293
Westlake Chemical Corp.^	392,500	13,560,875

		23,263,168

EQ ADVISORS TRUST

EQ/LAZARD SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Construction Materials (0.5%)
Texas Industries, Inc.	153,400	$9,279,166

Metals & Mining (2.3%)
Cleveland-Cliffs, Inc.^	159,800	13,921,776
Oregon Steel Mills, Inc.*^	204,600	10,469,382
Quanex Corp.^	110,950	7,392,598
RTI International Metals, Inc.*^	219,700	12,050,545

		43,834,301

Total Materials		76,376,635

Telecommunication Services (0.6%)
Wireless Telecommunication Services (0.6%)
Wireless Facilities, Inc.*^	2,809,146	11,292,767

Total Telecommunication Services		11,292,767

Utilities (2.5%)
Electric Utilities (1.4%)
Cleco Corp.^	890,800	19,891,564
ITC Holdings Corp.^	292,500	7,678,125

		27,569,689

Gas Utilities (0.8%)
New Jersey Resources Corp.^	323,500	14,638,375

Multi-Utilities & Unregulated Power (0.3%)
Vectren Corp.	196,600	5,186,308

Total Utilities		47,394,372

Total Common Stocks (99.8%) (Cost $1,625,456,328)		1,885,576,677

	Principal Amount
SHORT-TERM INVESTMENTS:
Government Securities (1.5%)
U.S. Treasury Bills
4.88%, 4/6/06 (o) (p)	$450,000	449,635
4.51%, 5/4/06 (o) (p)	29,036,000	28,912,779

Total Government Securities		29,362,414

Short-Term Investments of Cash Collateral for Securities Loaned (9.5%)
Bank of America Corp.
4.81%, 8/10/06 (l)	11,000,000	11,000,000
Bank of Nova Scotia N.Y.
4.81%, 5/30/06 (l)	4,999,583	4,999,583
Beta Finance, Inc.
4.87%, 1/31/08 (l)	4,000,000	4,000,000
4.88%, 3/10/08 (l)	9,996,168	9,996,168
Citigroup Global Markets, Inc.
4.95%, 4/7/06 (l)	4,000,000	4,000,000
Deutsche Bank New York
4.97%, 1/22/08 (l)	$10,000,000	$10,000,000
Dorada Finance, Inc.
4.93%, 8/3/06 (l)	3,996,593	3,996,593
General Electric Capital Corp.
4.99%, 5/12/06 (l)	2,001,013	2,001,013
Goldman Sachs Group, Inc.
5.02%, 4/2/07 (l)	10,000,000	10,000,000
Merrill Lynch & Co., Inc.
4.66%, 10/19/06 (l)	6,000,000	6,000,000
New York Life Insurance Co.
4.93%, 6/30/06 (l)	9,000,000	9,000,000
Nomura Securities
4.87%, 4/3/06	89,656,108	89,656,108
Royal Bank of Canada N.Y.
4.80%, 10/3/06 (l)	3,999,469	3,999,469
U.S. Bank N.A.
4.62%, 10/2/06 (l)	4,998,314	4,998,314
Wells Fargo & Co.
4.99%, 3/31/08 (l)	5,000,000	5,000,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		178,647,248

Time Deposit (0.0%)
JPMorgan Chase Nassau
4.26%, 4/3/06	854	854

Total Short-Term Investments (11.0%) (Cost/ Amortized Cost $208,015,066)		208,010,516

Total Investments (110.8%) (Cost/Amortized Cost $1,833,471,394)		2,093,587,193
Other Assets Less Liabilities (-10.8%)		(204,578,994)

Net Assets (100%)		$1,889,008,199

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

‡	Affiliated company as defined under the Investment Company Act of 1940 (See Note 6).

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2006.

(o)	Discount Note Security. Effective rate calculated as of March 31, 2006.

(p)	Yield to maturity.

Glossary:

REIT — Real Estate Investment Trust

Investments in companies which were affiliates for the three months ended March 31, 2006, were as follows:

Securities	Market Value December 31, 2005	Purchases at Cost	Sales at Cost	Market Value March 31, 2006	Dividend Income	Realized Gain (Loss)
Hanger Orthopedic Group, Inc.	$6,738,942	$—	$—	$8,202,390	$—	$—
Applied Signal Technology, Inc.	14,636,960	—	—	9,351,828	—	—

	$21,375,902			$17,554,218	$—	$—

EQ ADVISORS TRUST

EQ/LAZARD SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2006 (Unaudited)

Investment security transactions for the three months ended March 31, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$491,180,058
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$463,417,252

As of March 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$294,835,403
Aggregate gross unrealized depreciation	(36,850,083)

Net unrealized appreciation	$257,985,320

Federal income tax cost of investments	$1,835,601,873

At March 31, 2006, the Portfolio had loaned securities with a total value of $174,475,061. This was secured by collateral of $178,647,248 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LEGG MASON VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (26.8%)
Household Durables (4.9%)
Beazer Homes USA, Inc.	9,900	$650,430
Centex Corp.	27,000	1,673,730
Pulte Homes, Inc.	49,100	1,886,422
Ryland Group, Inc.	9,900	687,060

		4,897,642

Internet & Catalog Retail (8.6%)
Amazon.com, Inc.*	114,200	4,169,442
Expedia, Inc.*	92,900	1,883,083
IAC/InterActiveCorp.*	88,400	2,605,148

		8,657,673

Leisure Equipment & Products (2.2%)
Eastman Kodak Co.	75,900	2,158,596

Media (5.8%)
DIRECTV Group, Inc.*	141,300	2,317,320
Time Warner, Inc.	103,000	1,729,370
WPP Group plc	150,200	1,798,955

		5,845,645

Multiline Retail (3.2%)
Sears Holdings Corp.*	24,100	3,186,984

Specialty Retail (2.1%)
Home Depot, Inc.	49,200	2,081,160

Total Consumer Discretionary		26,827,700

Financials (14.3%)
Consumer Finance (1.8%)
Capital One Financial Corp.	21,800	1,755,336

Diversified Financial Services (6.3%)
Citigroup, Inc.	51,700	2,441,791
JPMorgan Chase & Co.	92,500	3,851,700

		6,293,491

Insurance (1.9%)
American International Group, Inc.	3,400	224,706
St. Paul Travelers Cos., Inc.	41,200	1,721,748

		1,946,454

Thrifts & Mortgage Finance (4.3%)
Countrywide Financial Corp.	73,300	2,690,110
MGIC Investment Corp.	24,500	1,632,435

		4,322,545

Total Financials		14,317,826

Health Care (13.8%)
Health Care Providers & Services (12.4%)
Aetna, Inc.	67,000	3,292,380
Health Net, Inc.*	48,900	2,485,098
McKesson Corp.	33,500	1,746,355
UnitedHealth Group, Inc.	88,300	4,932,438

		12,456,271

Pharmaceuticals (1.4%)
Pfizer, Inc.	56,600	1,410,472

Total Health Care		13,866,743

Industrials (7.5%)
Building Products (0.6%)
Masco Corp.	18,200	591,318

Commercial Services & Supplies (1.9%)
Waste Management, Inc.	55,200	1,948,560

Industrial Conglomerates (5.0%)
General Electric Co.	5,900	205,202
Tyco International Ltd.	177,100	$4,760,448

		4,965,650

Total Industrials		7,505,528

Information Technology (20.3%)
Communications Equipment (1.3%)
Cisco Systems, Inc.*	58,900	1,276,363

Computers & Peripherals (5.7%)
Dell, Inc.*	54,500	1,621,920
Hewlett-Packard Co.	39,800	1,309,420
International Business Machines Corp.	14,700	1,212,309
Seagate Technology*	60,600	1,595,598

		5,739,247

Internet Software & Services (9.5%)
eBay, Inc.*	76,200	2,976,372
Google, Inc., Class A*	10,225	3,987,750
Yahoo!, Inc.*	79,300	2,558,218

		9,522,340

Software (3.8%)
CA, Inc.	29,000	789,090
Electronic Arts, Inc.*	39,400	2,155,968
Intuit, Inc.*	13,000	691,470
Symantec Corp.*	7,400	124,542

		3,761,070

Total Information Technology		20,299,020

Telecommunication Services (10.6%)
Diversified Telecommunication Services (3.7%)
Qwest Communications International, Inc.*	547,600	3,723,680

Wireless Telecommunication Services (6.9%)
Sprint Nextel Corp.	265,400	6,857,936

Total Telecommunication Services		10,581,616

Utilities (4.3%)
Independent Power Producers & Energy Traders (4.3%)
AES Corp.*	252,900	4,314,474

Total Utilities		4,314,474

Total Common Stocks (97.6%) (Cost $96,823,702)		97,712,907

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (4.6%)
JPMorgan Chase Nassau
4.26%, 4/3/06 (Amortized Cost $4,578,817)	$4,578,817	4,578,817

Total Investments (102.2%) (Cost/Amortized Cost $101,402,519)		102,291,724
Other Assets Less Liabilities (-2.2%)		(2,188,459)

Net Assets (100%)		$100,103,265

*	Non-income producing.

EQ ADVISORS TRUST

EQ/LEGG MASON VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2006 (Unaudited)

Investment security transactions for the three months ended March 31, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$65,668,727
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$287,263

As of March 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,185,521
Aggregate gross unrealized depreciation	(2,296,871)

Net unrealized appreciation	$888,650

Federal income tax cost of investments	$101,403,074

For the three months ended March 31, 2006, the Portfolio incurred approximately $508 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $41 which expires in the year 2013.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LONG TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (5.3%)
Asset-Backed Securities (0.7%)
Citibank Credit Card Issuance Trust, Series 05-A9 A9
5.100%, 11/20/17	$5,000,000	$4,866,672

Non-Agency CMO (4.6%)
Banc of America Commercial Mortgage, Inc., Series 05-4 A5A
4.933%, 7/10/45	10,000,000	9,532,772
GS Mortgage Securities Corp. II, Series 06-GG6 A4
5.553%, 4/10/38 (l)	10,225,000	10,195,578
LB-UBS Commercial Mortgage Trust, Series 05-C3 A5
4.739%, 7/15/30	10,000,000	9,420,843

		29,149,193

Total Asset-Backed and Mortgage-Backed Securities		34,015,865

Consumer Discretionary (5.4%)
Hotels, Restaurants & Leisure (1.1%)
McDonald’s Corp.
6.375%, 1/8/28	3,600,000	3,740,090
Royal Caribbean Cruises Ltd.
7.500%, 10/15/27	3,000,000	3,137,385

		6,877,475

Household Durables (1.4%)
Centex Corp.
5.250%, 6/15/15	4,000,000	3,715,120
D.R. Horton, Inc.
5.625%, 1/15/16	3,000,000	2,790,948
Fortune Brands, Inc.
5.875%, 1/15/36	3,000,000	2,798,766

		9,304,834

Media (1.4%)
Comcast Corp.
7.050%, 3/15/33	3,500,000	3,601,966
News America, Inc.
6.200%, 12/15/34	3,000,000	2,809,542
Time Warner, Inc.
7.700%, 5/1/32	2,500,000	2,749,280

		9,160,788

Multiline Retail (1.5%)
J.C. Penney Co., Inc.
7.400%, 4/1/37	3,000,000	3,234,618
Target Corp.
7.000%, 7/15/31	5,300,000	6,101,911

		9,336,529

Total Consumer Discretionary		34,679,626

Consumer Staples (3.8%)
Beverages (1.1%)
Coca-Cola Enterprises Inc.
6.950%, 11/15/26	4,000,000	4,375,604
FBG Finance Ltd.
5.875%, 6/15/35 §(b)	3,000,000	2,729,664

		7,105,268

Food & Staples Retailing (0.4%)
Safeway, Inc.
7.250%, 2/1/31	2,500,000	2,649,200

Food Products (2.3%)
Archer-Daniels-Midland Co.
5.375%, 9/15/35	4,300,000	3,919,467
ConAgra Foods, Inc.
8.250%, 9/15/30	3,000,000	3,514,740
Grand Metropolitan Investment Corp.
7.450%, 4/15/35	$3,000,000	$3,533,037
Kellogg Co.
7.450%, 4/1/31	2,800,000	3,281,583

		14,248,827

Total Consumer Staples		24,003,295

Energy (2.7%)
Energy Equipment & Services (0.6%)
Halliburton Co.
8.750%, 2/15/21	2,800,000	3,549,896

Oil & Gas (2.1%)
Anadarko Finance Co.
7.500%, 5/1/31	2,750,000	3,197,772
Enterprise Products Partners LP
6.875%, 3/1/33	3,000,000	3,064,794
Kinder Morgan Energy Partners LP
5.000%, 12/15/13	1,000,000	947,085
Texaco Capital, Inc.
9.750%, 3/15/20	2,000,000	2,835,188
Valero Energy Corp.
7.500%, 4/15/32	3,000,000	3,449,130

		13,493,969

Total Energy		17,043,865

Financials (8.9%)
Capital Markets (1.1%)
Goldman Sachs Group, Inc.
5.125%, 1/15/15	7,000,000	6,690,040

Commercial Banks (2.6%)
Barclays Bank plc
6.278%, 12/31/49 (l)	2,000,000	1,919,540
First Union National Bank Of Florida
6.180%, 2/15/36	5,000,000	5,193,600
HSBC Holdings plc
7.625%, 5/17/32	1,000,000	1,184,355
Suntrust Bank
5.450%, 12/1/17	1,000,000	976,868
UBS/New York
7.750%, 9/1/26	2,000,000	2,415,472
Wachovia Corp.
5.500%, 8/1/35	5,000,000	4,554,240

		16,244,075

Consumer Finance (0.5%)
Capital One Financial Corp.
5.250%, 2/21/17	3,500,000	3,283,791

Diversified Financial Services (1.5%)
Associates Corp. of North America
6.950%, 11/1/18	1,000,000	1,111,445
General Electric Capital Corp.
6.750%, 3/15/32	5,000,000	5,567,895
Jefferies Group, Inc.
6.250%, 1/15/36	3,000,000	2,815,563

		9,494,903

Insurance (2.8%)
Allstate Corp.
5.550%, 5/9/35	4,250,000	3,936,941
Ambac Financial Group, Inc.
5.950%, 12/5/35	2,000,000	1,929,706
Liberty Mutual Group, Inc.
6.500%, 3/15/35 §	3,000,000	2,832,480
Lion Connecticut Holdings, Inc.
7.625%, 8/15/26	1,000,000	1,182,865
Markel Corp.
7.350%, 8/15/34	3,000,000	3,093,633

EQ ADVISORS TRUST

EQ/LONG TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
MBIA, Inc.
7.150%, 7/15/27	$1,000,000	$1,097,130
XL Capital Ltd.
6.375%, 11/15/24	4,000,000	3,975,972

		18,048,727

Real Estate (0.4%)
Simon Property Group LP (REIT)
5.100%, 6/15/15	3,000,000	2,837,664

Total Financials		56,599,200

Government Securities (50.8%)
Foreign Governments (0.2%)
Province of British Columbia
7.250%, 9/1/36	1,000,000	1,235,843

Municipal Bonds (0.3%)
Louisiana State Gas & Fuels Tax
5.000%, 5/1/35	1,000,000	1,033,110
Michigan State Building Authority
5.000%, 10/15/33	1,000,000	1,037,600

		2,070,710

US Government Agencies (8.3%)
Federal Farm Credit Banks
6.890%, 9/12/25	10,750,000	12,711,434
Federal Home Loan Mortgage Corp.
4.375%, 7/17/15	22,000,000	20,691,968
Federal National Mortgage Association
6.625%, 11/15/30	16,850,000	19,769,600

		53,173,002

US Treasuries (42.0%)
U.S. Treasury Bonds
8.125%, 8/15/19	28,200,000	36,593,899
7.875%, 2/15/21	55,800,000	72,034,340
6.875%, 8/15/25	63,200,000	77,148,430
6.250%, 5/15/30	2,000,000	2,337,344
5.375%, 2/15/31	20,240,000	21,305,757
4.500%, 2/15/36	42,590,000	39,961,388
Inflation Indexed
3.625%, 4/15/28	1,225,740	1,506,703
U.S. Treasury Notes
4.250%, 11/15/14	220,000	210,272
4.125%, 5/15/15	400,000	377,984
4.250%, 8/15/15	17,000,000	16,194,489

		267,670,606

Total Government Securities		324,150,161

Health Care (2.0%)
Health Care Providers & Services (1.6%)
Humana, Inc.
6.300%, 8/1/18	3,000,000	3,051,123
UnitedHealth Group, Inc.
5.800%, 3/15/36	3,500,000	3,332,942
WellPoint, Inc.
5.850%, 1/15/36	3,875,000	3,661,208

		10,045,273

Pharmaceuticals (0.4%)
Wyeth
6.000%, 2/15/36	3,000,000	2,930,535

Total Health Care		12,975,808

Industrials (4.3%)
Aerospace & Defense (1.0%)
Boeing Co.
8.625%, 11/15/31	2,500,000	3,344,702
Lockheed Martin Corp.
7.650%, 5/1/16	$2,700,000	$3,093,663

		6,438,365

Air Freight & Logistics (0.8%)
CNF, Inc.
6.700%, 5/1/34	2,000,000	1,962,676
FedEx Corp.
7.500%, 1/15/18	1,649,045	1,806,473
United Parcel Service, Inc.
8.375%, 4/1/20	1,000,000	1,258,833

		5,027,982

Airlines (0.5%)
Southwest Airlines Co.
5.125%, 3/1/17	3,500,000	3,242,036

Industrial Conglomerates (1.0%)
Hutchison Whampoa International 03/33 Ltd.
7.450%, 11/24/33 §(b)	3,000,000	3,272,271
Tyco International Group S.A.
6.875%, 1/15/29	3,200,000	3,341,178

		6,613,449

Machinery (0.4%)
Dover Corp.
5.375%, 10/15/35	3,000,000	2,753,577

Road & Rail (0.6%)
Norfolk Southern Corp.
7.700%, 5/15/17	3,000,000	3,475,188

Total Industrials		27,550,597

Information Technology (3.1%)
Communications Equipment (1.8%)
Cisco Systems, Inc.
5.500%, 2/22/16	5,530,000	5,446,934
Harris Corp.
5.000%, 10/1/15	3,000,000	2,799,714
Motorola, Inc.
7.500%, 5/15/25	3,000,000	3,435,834

		11,682,482

Computers & Peripherals (0.9%)
International Business Machines Corp.
6.500%, 1/15/28	5,000,000	5,313,695

Electronic Equipment & Instruments (0.4%)
Arrow Electronics, Inc.
6.875%, 6/1/18	2,500,000	2,546,095

Total Information Technology		19,542,272

Materials (2.4%)
Chemicals (0.5%)
Eastman Chemcial Co.
6.300%, 11/15/18	3,201,000	3,132,742

Metals & Mining (1.4%)
Alcan, Inc.
5.750%, 6/1/35	3,200,000	2,978,173
Barrick Gold Corp.
5.800%, 11/15/34	3,000,000	2,782,626
Placer Dome, Inc.
6.450%, 10/15/35	3,000,000	3,026,883

		8,787,682

Paper & Forest Products (0.5%)
Weyerhaeuser Co.
7.950%, 3/15/25	3,000,000	3,323,412

Total Materials		15,243,836

EQ ADVISORS TRUST

EQ/LONG TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
Telecommunication Services (2.9%)
Diversified Telecommunication Services (2.4%)
AT&T Corp.
9.750%, 11/15/31	$3,000,000	$3,582,189
Deutsche Telekom International Finance BV
8.250%, 6/15/30	4,000,000	4,784,924
Sprint Capital Corp.
8.750%, 3/15/32	2,500,000	3,125,642
Verizon Communications, Inc.
7.750%, 12/1/30	3,500,000	3,866,618

		15,359,373

Wireless Telecommunication Services (0.5%)
U.S. Cellular Corp.
6.700%, 12/15/33	3,000,000	2,857,830

Total Telecommunication Services		18,217,203

Utilities (4.2%)
Electric Utilities (3.5%)
Carolina Power & Light Co.
5.250%, 12/15/15	3,000,000	2,901,978
FirstEnergy Corp.
7.375%, 11/15/31	3,850,000	4,276,476
Florida Power & Light Co.
5.400%, 9/1/35	1,000,000	921,133
Hydro-Quebec
8.500%, 12/1/29	1,000,000	1,364,048
Northern States Power Co.
5.250%, 7/15/35	3,000,000	2,713,254
Pacific Gas & Electric Co.
6.050%, 3/1/34	3,800,000	3,718,608
South Carolina Electric & Gas
5.250%, 11/1/18	3,000,000	2,892,369
Southern California Edison Co.
5.625%, 2/1/36	3,775,000	3,533,585

		22,321,451

Gas Utilities (0.4%)
South California Gas Co.
5.450%, 4/15/18	3,000,000	2,934,777

Multi-Utilities & Unregulated Power (0.3%)
Dominion Resources, Inc.
5.950%, 6/15/35	$2,000,000	$1,843,990

Total Utilities		27,100,218

Total Long-Term Debt Securities (95.8%) (Cost $639,586,347)		611,121,946

SHORT-TERM INVESTMENTS:
Commercial Paper (3.0%)
Rabobank USA Finance Corp.
4.83%, 4/3/06 (p)	19,500,000	19,492,152

Time Deposit (0.3%)
JPMorgan Chase Nassau
4.26%, 4/3/06	1,813,923	1,813,923

Total Short-Term Investments (3.3%) (Amortized Cost $21,308,691)		21,306,075

Total Investments (99.1%) (Cost/Amortized Cost $660,895,038)		632,428,021
Other Assets Less Liabilities (0.9%)		5,672,832

Net Assets (100%)		$638,100,853

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2006, the market value of these securities amounted to $8,834,415 or 1.38% of net assets. Securities denoted with “§” but without “(b)” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid security.

(p)	Yield to maturity.

Glossary:

CMO — Collaterized Mortgage Obligation

REIT — Real Estate Investment Trust

EQ ADVISORS TRUST

EQ/LONG TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2006 (Unaudited)

Investment security transactions for the three months ended March 31, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$80,923,818
U.S. Government securities	104,757,371

$185,681,189

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$22,699,315
U.S. Government securities	104,533,519

$127,232,834

As of March 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,937,411
Aggregate gross unrealized depreciation	(32,286,160)

Net unrealized depreciation	$(30,348,749)

Federal income tax cost of investments	$662,776,770

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LORD ABBETT GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (3.0%)
Automobiles (0.5%)
Harley-Davidson, Inc.	40	$2,075
Honda Motor Co., Ltd. (ADR)	9,050	280,188

		282,263

Internet & Catalog Retail (0.5%)
IAC/InterActiveCorp.*	9,470	279,081

Media (1.9%)
Comcast Corp., Special Class A*	24,670	644,380
Tribune Co.	14,120	387,312

		1,031,692

Multiline Retail (0.1%)
Federated Department Stores, Inc.	1,120	81,760

Total Consumer Discretionary		1,674,796

Consumer Staples (15.7%)
Beverages (3.6%)
Coca-Cola Co.	10,060	421,212
Coca-Cola Enterprises, Inc.	4,560	92,750
Diageo plc (Sponsored ADR)	12,410	787,166
PepsiCo, Inc.	12,040	695,792

		1,996,920

Food & Staples Retailing (3.0%)
Kroger Co.*	46,780	952,441
Safeway, Inc.	2,220	55,766
Wal-Mart Stores, Inc.	13,310	628,765

		1,636,972

Food Products (3.8%)
Campbell Soup Co.	25,210	816,804
General Mills, Inc.	2,960	150,013
Kraft Foods, Inc., Class A	38,210	1,158,145

		2,124,962

Household Products (5.3%)
Clorox Co.	8,330	498,551
Kimberly-Clark Corp.	11,640	672,792
Procter & Gamble Co.	30,844	1,777,231

		2,948,574

Total Consumer Staples		8,707,428

Energy (7.7%)
Energy Equipment & Services (3.2%)
Baker Hughes, Inc.	7,590	519,156
Schlumberger Ltd.	10,000	1,265,700

		1,784,856

Oil & Gas (4.5%)
El Paso Corp.	27,230	328,122
Exxon Mobil Corp.	35,040	2,132,534

		2,460,656

Total Energy		4,245,512

Financials (13.3%)
Capital Markets (2.2%)
Bank of New York Co., Inc.	27,420	988,217
Morgan Stanley	3,960	248,767

		1,236,984

Commercial Banks (3.0%)
Bank of America Corp.	17,600	801,504
Marshall & Ilsley Corp.	4,460	194,367
Mitsubishi UFJ Financial Group, Inc. (ADR)	23,400	355,914
PNC Financial Services Group, Inc.	3,850	259,143
SunTrust Banks, Inc.	730	53,115

		1,664,043

Diversified Financial Services (3.3%)
Citigroup, Inc.	17,810	841,166
JPMorgan Chase & Co.	23,380	$973,543

		1,814,709

Insurance (3.9%)
ACE Ltd.	6,200	322,462
Aflac, Inc.	11,910	537,498
American International Group, Inc.	10,920	721,703
Hartford Financial Services Group, Inc.	1,920	154,656
XL Capital Ltd., Class A	6,070	389,148

		2,125,467

Thrifts & Mortgage Finance (0.9%)
Fannie Mae	4,900	251,860
Freddie Mac	4,050	247,050

		498,910

Total Financials		7,340,113

Health Care (16.3%)
Biotechnology (0.7%)
MedImmune, Inc.*	10,260	375,311

Health Care Equipment & Supplies (2.9%)
Baxter International, Inc.	19,490	756,407
Boston Scientific Corp.*	13,630	314,172
Medtronic, Inc.	10,030	509,022

		1,579,601

Pharmaceuticals (12.7%)
Abbott Laboratories	1,250	53,088
AstraZeneca plc (ADR)	3,140	157,722
Eli Lilly & Co.	2,760	152,628
GlaxoSmithKline plc (ADR)	13,820	722,924
Johnson & Johnson	7,590	449,480
Merck & Co., Inc.	8,230	289,943
Novartis AG (ADR)	23,380	1,296,187
Pfizer, Inc.	51,400	1,280,888
Sanofi-Aventis (ADR)	6,950	329,777
Schering-Plough Corp.	16,410	311,626
Teva Pharmaceutical Industries Ltd. (ADR)	13,620	560,872
Wyeth	29,470	1,429,884

		7,035,019

Total Health Care		8,989,931

Industrials (15.5%)
Aerospace & Defense (3.8%)
Boeing Co.	2,640	205,735
General Dynamics Corp.	6,970	445,941
Honeywell International, Inc.	7,590	324,624
Lockheed Martin Corp.	1,470	110,441
Northrop Grumman Corp.	3,480	237,649
Raytheon Co.	17,250	790,740

		2,115,130

Commercial Services & Supplies (1.3%)
Waste Management, Inc.	21,220	749,066

Construction & Engineering (1.1%)
Fluor Corp.	6,840	586,872

Electrical Equipment (2.1%)
Emerson Electric Co.	13,630	1,139,877

Industrial Conglomerates (1.6%)
General Electric Co.	25,620	891,063

Machinery (4.6%)
Caterpillar, Inc.	10,010	718,818
Deere & Co.	5,750	454,538
Dover Corp.	1,030	50,017
Eaton Corp.	3,630	264,881
Pall Corp.	7,210	224,880
Parker Hannifin Corp.	10,630	856,884

		2,570,018

EQ ADVISORS TRUST

EQ/LORD ABBETT GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Road & Rail (1.0%)
Union Pacific Corp.	5,800	$541,430

Total Industrials		8,593,456

Information Technology (7.9%)
Communications Equipment (1.2%)
Motorola, Inc.	28,760	658,892

Computers & Peripherals (2.0%)
Hewlett-Packard Co.	23,650	778,085
Sun Microsystems, Inc.*	68,970	353,816

		1,131,901

IT Services (2.7%)
Automatic Data Processing, Inc.	23,040	1,052,467
Electronic Data Systems Corp.	16,490	442,427

		1,494,894

Software (2.0%)
Microsoft Corp.	39,740	1,081,325

Total Information Technology		4,367,012

Materials (7.0%)
Chemicals (1.9%)
Monsanto Co.	6,300	533,925
Praxair, Inc.	9,410	518,961

		1,052,886

Metals & Mining (3.2%)
Barrick Gold Corp.	25,200	686,448
Newmont Mining Corp.	21,100	1,094,879

		1,781,327

Paper & Forest Products (1.9%)
International Paper Co.	29,510	1,020,161

Total Materials		3,854,374

Telecommunication Services (4.2%)
Diversified Telecommunication Services (3.8%)
AT&T, Inc.	38,560	1,042,662
BellSouth Corp.	15,100	523,215
Verizon Communications, Inc.	15,810	538,489

		2,104,366

Wireless Telecommunication Services (0.4%)
Sprint Nextel Corp.	8,550	220,932

Total Telecommunication Services		2,325,298

Utilities (2.3%)
Electric Utilities (1.1%)
Exelon Corp.	1,230	$65,067
PPL Corp.	370	10,878
Progress Energy, Inc.	4,720	207,586
Southern Co.	9,500	311,315

		594,846

Multi-Utilities & Unregulated Power (1.2%)
Ameren Corp.	2,600	129,532
Dominion Resources, Inc.	1,970	135,989
PG&E Corp.	10,760	418,564

		684,085

Total Utilities		1,278,931

Total Common Stocks (92.9%) (Cost $48,234,311)		51,376,851

INVESTMENT COMPANY:
Financials (1.4%)
Exchange Traded Fund (1.4%)
iShares MSCI Japan Index Fund	52,870	761,328

Total Investment Company (1.4%) (Cost $650,848)		761,328

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (5.2%)
JPMorgan Chase Nassau
4.26%, 4/3/06	$2,878,254	2,878,254

Total Short-Term Investment (5.2%) (Amortized Cost $2,878,254)		2,878,254

Total Investments (99.5%) (Cost/Amortized Cost $51,763,413)		55,016,433
Other Assets Less Liabilities (0.5%)		291,140

Net Assets (100%)		$55,307,573

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the three months ended March 31, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$16,740,007
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$3,547,345

As of March 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$3,590,439
Aggregate gross unrealized depreciation	(370,959)

Net unrealized appreciation	$3,219,480

Federal income tax cost of investments	$51,796,953

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LORD ABBETT LARGE CAP CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (2.7%)
Media (1.6%)
Comcast Corp., Special Class A*	12,322	$321,851
Walt Disney Co .	10,070	280,852

		602,703

Textiles, Apparel & Luxury Goods (1.1%)
NIKE, Inc., Class B	4,945	420,819

Total Consumer Discretionary		1,023,522

Consumer Staples (16.9%)
Beverages (3.8%)
Coca-Cola Co.	6,173	258,464
Diageo plc (Sponsored ADR)	8,354	529,894
PepsiCo, Inc.	11,279	651,813

		1,440,171

Food & Staples Retailing (4.4%)
CVS Corp.	13,678	408,562
Kroger Co.*	24,310	494,952
Wal-Mart Stores, Inc.	13,285	627,583
Walgreen Co.	2,974	128,269

		1,659,366

Food Products (3.1%)
Campbell Soup Co.	14,030	454,572
H.J. Heinz Co.	4,256	161,387
Kraft Foods, Inc., Class A	18,312	555,037

		1,170,996

Household Products (5.6%)
Clorox Co.	3,866	231,380
Colgate-Palmolive Co.	9,714	554,670
Kimberly-Clark Corp.	3,328	192,358
Procter & Gamble Co.	19,719	1,136,209

		2,114,617

Total Consumer Staples		6,385,150

Energy (7.3%)
Energy Equipment & Services (2.9%)
Baker Hughes, Inc.	5,963	407,869
Schlumberger Ltd.	5,291	669,682

		1,077,551

Oil & Gas (4.4%)
Chevron Corp.	6,312	365,907
ConocoPhillips	2,646	167,095
Exxon Mobil Corp.	12,540	763,184
Valero Energy Corp.	2,625	156,923
XTO Energy, Inc.	4,957	215,976

		1,669,085

Total Energy		2,746,636

Financials (9.5%)
Capital Markets (0.7%)
Bank of New York Co., Inc.	7,196	259,344

Commercial Banks (2.1%)
Bank of America Corp.	7,662	348,928
SunTrust Banks, Inc.	1,132	82,364
Wachovia Corp.	4,049	226,946
Wells Fargo & Co.	2,008	128,251

		786,489

Consumer Finance (0.3%)
American Express Co.	2,290	120,340

Diversified Financial Services (1.7%)
Citigroup, Inc.	8,084	381,807
JPMorgan Chase & Co.	6,515	271,285

		653,092

Insurance (4.7%)
Aflac, Inc.	7,482	337,662
American International Group, Inc.	9,788	$646,889
Hartford Financial Services Group, Inc.	5,016	404,039
Marsh & McLennan Cos., Inc.	5,431	159,454
XL Capital Ltd., Class A	3,425	219,577

		1,767,621

Total Financials		3,586,886

Health Care (23.1%)
Biotechnology (4.2%)
Amgen, Inc.*	4,180	304,095
Genzyme Corp.*	6,269	421,402
Gilead Sciences, Inc.*	6,020	374,564
ImClone Systems, Inc.*	8,924	303,595
MedImmune, Inc.*	5,367	196,325

		1,599,981

Health Care Equipment & Supplies (4.5%)
Baxter International, Inc.	7,339	284,826
Medtronic, Inc.	11,147	565,710
St. Jude Medical, Inc.*	8,761	359,201
Zimmer Holdings, Inc.*	7,286	492,534

		1,702,271

Health Care Providers & Services (4.3%)
Caremark Rx, Inc.*	3,628	178,425
CIGNA Corp.	1,853	242,039
Medco Health Solutions, Inc.*	8,836	505,596
UnitedHealth Group, Inc.	6,742	376,608
WellPoint, Inc.*	4,444	344,099

		1,646,767

Pharmaceuticals (10.1%)
Abbott Laboratories	6,481	275,248
Bristol-Myers Squibb Co.	13,208	325,049
GlaxoSmithKline plc (ADR)	9,267	484,757
Johnson & Johnson	10,124	599,543
Kos Pharmaceuticals, Inc.*	1,094	52,260
Novartis AG (ADR)	13,631	755,703
Pfizer, Inc.	19,902	495,958
Wyeth	16,827	816,446

		3,804,964

Total Health Care		8,753,983

Industrials (13.2%)
Aerospace & Defense (4.6%)
Boeing Co.	1,459	113,700
General Dynamics Corp.	7,358	470,765
Honeywell International, Inc.	4,678	200,078
Lockheed Martin Corp.	5,740	431,246
Northrop Grumman Corp.	2,796	190,939
Raytheon Co.	7,183	329,269

		1,735,997

Air Freight & Logistics (0.4%)
United Parcel Service, Inc., Class B	2,120	168,286

Construction & Engineering (0.7%)
Fluor Corp.	2,926	251,051

Electrical Equipment (1.6%)
Emerson Electric Co.	7,288	609,495

Industrial Conglomerates (3.2%)
General Electric Co.	34,675	1,205,997

Machinery (2.0%)
Caterpillar, Inc.	3,094	222,180
Deere & Co.	1,510	119,365
Parker Hannifin Corp.	5,047	406,839

		748,384

EQ ADVISORS TRUST

EQ/LORD ABBETT LARGE CAP CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Road & Rail (0.7%)
Union Pacific Corp.	3,021	$282,010

Total Industrials		5,001,220

Information Technology (11.4%)
Communications Equipment (4.4%)
Corning, Inc.*	19,577	526,817
Motorola, Inc.	20,453	468,578
QUALCOMM, Inc.	12,981	656,969

		1,652,364

Computers & Peripherals (1.6%)
Dell, Inc.*	2,838	84,459
Hewlett-Packard Co.	8,429	277,314
International Business Machines Corp.	2,985	246,173

		607,946

IT Services (1.4%)
Automatic Data Processing, Inc.	11,273	514,951

Semiconductors & Semiconductor Equipment (1.5%)
Advanced Micro Devices, Inc.*	4,937	163,711
Intel Corp.	11,154	215,830
Texas Instruments, Inc.	6,497	210,957

		590,498

Software (2.5%)
Activision, Inc.*	2,696	37,178
Microsoft Corp.	28,875	785,689
Oracle Corp.*	9,046	123,839

		946,706

Total Information Technology		4,312,465

Materials (5.1%)
Chemicals (3.1%)
Monsanto Co.	8,651	733,172
Potash Corp. of Saskatchewan, Inc. (Toronto Exchange)	1,304	114,869
Praxair, Inc.	5,799	319,815

		1,167,856

Metals & Mining (2.0%)
Barrick Gold Corp.	8,042	219,064
Newmont Mining Corp.	10,778	559,271

		778,335

Total Materials		1,946,191

Telecommunication Services (3.0%)
Diversified Telecommunication Services (2.5%)
AT&T, Inc.	16,403	443,537
BellSouth Corp.	7,516	260,429
Verizon Communications, Inc.	7,430	$253,066

		957,032

Wireless Telecommunication Services (0.5%)
Sprint Nextel Corp.	7,083	183,025

Total Telecommunication Services		1,140,057

Utilities (2.6%)
Electric Utilities (1.5%)
Progress Energy, Inc.	5,798	254,996
Southern Co.	9,437	309,250

		564,246

Multi-Utilities & Unregulated Power (1.1%)
Dominion Resources, Inc.	364	25,127
PG&E Corp.	9,782	380,520

		405,647

Total Utilities		969,893

Total Common Stocks (94.8%) (Cost $34,083,689)		35,866,003

INVESTMENT COMPANY:
Exchange Traded Fund (1.3%) iShares MSCI Japan Index Fund (Cost $460,548)	34,121	491,342

	Principal Amount
SHORT-TERM INVESTMENTS:
Time Deposit (3.4%)
JPMorgan Chase Nassau
4.26%, 4/3/06	$1,296,036	1,296,036

(Amortized Cost $1,296,036)
Total Investments (99.5%) (Cost/Amortized Cost $35,840,273)		37,653,381
Other Assets Less Liabilities (0.5%)		191,229

Net Assets (100%)		$37,844,610

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

EQ ADVISORS TRUST

EQ/LORD ABBETT LARGE CAP CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2006 (Unaudited)

Investment security transactions for the three months ended March 31, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$10,510,505
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$1,704,012

As of March 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,174,620
Aggregate gross unrealized depreciation	(375,553)

Net unrealized appreciation	$1,799,067

Federal income tax cost of investments	$35,854,314

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LORD ABBETT MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (19.9%)
Distributors (1.9%)
Genuine Parts Co.	74,200	$3,252,186

Hotels, Restaurants & Leisure (2.7%)
Brinker International, Inc.	72,900	3,080,025
Outback Steakhouse, Inc.	17,900	787,600
Yum! Brands, Inc.	15,100	737,786

		4,605,411

Household Durables (4.5%)
American Greetings Corp., Class A	82,300	1,779,326
Newell Rubbermaid, Inc.	79,200	1,995,048
Snap-On, Inc.	73,500	2,801,820
Tupperware Brands Corp.	60,200	1,239,518

		7,815,712

Media (6.2%)
Clear Channel Communications, Inc.	92,200	2,674,722
Interpublic Group of Cos., Inc.*	351,200	3,357,472
R.H. Donnelley Corp.*	55,300	3,220,119
Westwood One, Inc.	128,900	1,423,056

		10,675,369

Multiline Retail (1.6%)
Federated Department Stores, Inc.	37,470	2,735,310

Specialty Retail (3.0%)
Foot Locker, Inc.	123,200	2,942,016
OfficeMax, Inc.	71,800	2,166,206

		5,108,222

Total Consumer Discretionary		34,192,210

Consumer Staples (2.1%)
Food & Staples Retailing (2.1%)
Kroger Co.*	84,000	1,710,240
Safeway, Inc.	73,000	1,833,760

Total Consumer Staples		3,544,000

Energy (5.8%)
Energy Equipment & Services (4.1%)
GlobalSantaFe Corp.	61,900	3,760,425
Halliburton Co.	45,700	3,337,014

		7,097,439

Oil & Gas (1.7%)
EOG Resources, Inc.	40,600	2,923,200

Total Energy		10,020,639

Financials (11.3%)
Insurance (8.9%)
ACE Ltd.	30,100	1,565,501
Conseco, Inc.*	105,100	2,608,582
Everest Reinsurance Group Ltd.	18,900	1,764,693
Genworth Financial, Inc., Class A	59,900	2,002,457
PartnerReinsurance Ltd.	46,400	2,880,976
Safeco Corp.	34,000	1,707,140
XL Capital Ltd., Class A	43,300	2,775,963

		15,305,312

Real Estate (1.6%)
Host Marriott LP (REIT)	128,200	2,743,480

Thrifts & Mortgage Finance (0.8%)
PMI Group, Inc.	27,900	1,281,168

Total Financials		19,329,960

Health Care (6.6%)
Health Care Equipment & Supplies (1.8%)
Bausch & Lomb, Inc.	48,100	3,063,970

Health Care Providers & Services (0.9%)
Aetna, Inc.	33,000	$1,621,620

Pharmaceuticals (3.9%)
King Pharmaceuticals, Inc.*	184,700	3,186,075
Mylan Laboratories, Inc.	145,800	3,411,720

		6,597,795

Total Health Care		11,283,385

Industrials (9.6%)
Commercial Services & Supplies (2.5%)
Allied Waste Industries, Inc.*	48,300	591,192
R.R. Donnelley & Sons Co.	111,200	3,638,464

		4,229,656

Electrical Equipment (1.7%)
Hubbell, Inc., Class B	56,100	2,875,686

Machinery (3.8%)
CNH Global N.V.	21,100	543,958
Cummins, Inc.	24,300	2,553,930
Timken Co.	104,900	3,385,123

		6,483,011

Trading Companies & Distributors (1.6%)
W.W. Grainger, Inc.	37,700	2,840,695

Total Industrials		16,429,048

Information Technology (12.7%)
Communications Equipment (5.5%)
ADC Telecommunications, Inc.*	95,100	2,433,609
Avaya, Inc.*	214,600	2,424,980
JDS Uniphase Corp.*	502,900	2,097,093
Tellabs, Inc.*	161,100	2,561,490

		9,517,172

Internet Software & Services (1.7%)
McAfee, Inc.*	121,400	2,953,662

IT Services (2.4%)
Sabre Holdings Corp., Class A	172,100	4,049,513

Software (3.1%)
Cadence Design Systems, Inc.*	189,700	3,507,553
Sybase, Inc.*	83,100	1,755,072

		5,262,625

Total Information Technology		21,782,972

Materials (15.0%)
Chemicals (7.5%)
Chemtura Corp.	198,600	2,339,508
Eastman Chemical Co.	77,400	3,961,332
Monsanto Co.	28,800	2,440,800
Mosaic Co.*	179,900	2,581,565
Potash Corp. of Saskatchewan, Inc.	17,400	1,532,766

		12,855,971

Containers & Packaging (4.4%)
Ball Corp.	76,700	3,361,761
Pactiv Corp.*	173,200	4,250,328

		7,612,089

Paper & Forest Products (3.1%)
Bowater, Inc.	76,500	2,262,870
MeadWestvaco Corp.	111,100	3,034,141

		5,297,011

Total Materials		25,765,071

Telecommunication Services (3.9%)
Diversified Telecommunication Services (3.9%)
CenturyTel, Inc.	54,600	2,135,952
PanAmSat Corp.	34,600	858,772

EQ ADVISORS TRUST

EQ/LORD ABBETT MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Qwest Communications International, Inc.*	536,100	$3,645,480

Total Telecommunication Services		6,640,204

Utilities (7.6%)
Electric Utilities (2.2%)
Northeast Utilities	140,500	2,743,965
Puget Energy, Inc.	47,700	1,010,286

		3,754,251

Gas Utilities (0.5%)
Southwest Gas Corp.	29,700	830,115

Multi-Utilities & Unregulated Power (4.9%)
Ameren Corp.	63,900	3,183,498
CMS Energy Corp.*	201,300	2,606,835
NiSource, Inc.	128,700	2,602,314

		8,392,647

Total Utilities		12,977,013

Total Common Stocks (94.5%) (Cost $154,635,444)		161,964,502

	Principal Amount
SHORT-TERM INVESTMENTS:
Time Deposit (6.6%)
JPMorgan Chase Nassau
4.26%, 4/3/06
(Amortized Cost $11,399,523)	$11,399,523	$11,399,523

Total Investments (101.1%) (Cost/Amortized Cost $166,034,967)		173,364,025
Other Assets Less Liabilities (-1.1%)		(1,894,136)

Net Assets (100%)		$171,469,889

*	Non-income producing.

Glossary:

REIT — Real Estate Investment Trust

Investment security transactions for the three months ended March 31, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$47,024,604
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$9,547,553

As of March 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$11,854,334
Aggregate gross unrealized depreciation	(4,531,011)

Net unrealized appreciation	$7,323,323

Federal income tax cost of investments	$166,040,702

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MARSICO FOCUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (22.8%)
Automobiles (2.8%)
Toyota Motor Corp. (ADR)^	789,187	$85,942,464

Hotels, Restaurants & Leisure (10.1%)
Four Seasons Hotels, Inc.^	279,041	14,147,379
Las Vegas Sands Corp.*^	1,151,574	65,248,183
MGM MIRAGE*^	2,157,500	92,966,675
Starbucks Corp.*	1,369,390	51,543,840
Wynn Resorts Ltd.*^	1,121,944	86,221,396
Yum! Brands, Inc.	25,269	1,234,643

		311,362,116

Household Durables (2.2%)
KB Home	8,291	538,749
Lennar Corp., Class A^	1,123,496	67,836,688
Toll Brothers, Inc.*^	7,620	263,881

		68,639,318

Multiline Retail (0.0%)
Target Corp.	20,078	1,044,257

Specialty Retail (7.7%)
Home Depot, Inc.	2,479,251	104,872,318
Lowe’s Cos., Inc.	2,076,421	133,804,569

		238,676,887

Total Consumer Discretionary		705,665,042

Consumer Staples (4.0%)
Food & Staples Retailing (0.0%)
Walgreen Co.	9,888	426,469

Household Products (4.0%)
Procter & Gamble Co.	2,151,514	123,970,237

Total Consumer Staples		124,396,706

Energy (4.1%)
Energy Equipment & Services (4.1%)
Halliburton Co.	887,411	64,798,751
Schlumberger Ltd.	484,733	61,352,656

Total Energy		126,151,407

Financials (19.2%)
Capital Markets (13.0%)
Goldman Sachs Group, Inc.	1,037,852	162,901,250
Lehman Brothers Holdings, Inc.	618,009	89,320,841
UBS AG (Registered)^	1,351,998	148,679,220

		400,901,311

Consumer Finance (2.6%)
SLM Corp.	1,512,762	78,572,858

Diversified Financial Services (3.0%)
Chicago Mercantile Exchange Holdings, Inc.^	207,183	92,714,393

Insurance (0.6%)
Genworth Financial, Inc., Class A	575,000	19,222,250

Real Estate (0.0%)
St. Joe Co.^	6,598	414,618

Total Financials		591,825,430

Health Care (17.2%)
Biotechnology (5.4%)
Genentech, Inc.*	1,963,210	165,910,877
Genzyme Corp.*	7,128	479,144

		166,390,021

Health Care Equipment & Supplies (4.5%)
Medtronic, Inc.	1,297,616	65,854,012
Zimmer Holdings, Inc.*	1,085,484	$73,378,719

		139,232,731

Health Care Providers & Services (7.3%)
Quest Diagnostics, Inc.	19,750	1,013,175
UnitedHealth Group, Inc.	4,023,313	224,742,264

		225,755,439

Total Health Care		531,378,191

Industrials (14.8%)
Aerospace & Defense (2.0%)
General Dynamics Corp.	19,402	1,241,340
Lockheed Martin Corp .	805,289	60,501,363

		61,742,703

Air Freight & Logistics (4.3%)
FedEx Corp.	1,174,692	132,669,714

Machinery (2.9%)
Caterpillar, Inc.	1,257,009	90,265,816

Road & Rail (5.6%)
Burlington Northern Santa Fe Corp.	1,265,114	105,421,950
Union Pacific Corp.	733,067	68,431,804

		173,853,754

Total Industrials		458,531,987

Information Technology (10.4%)
Communications Equipment (10.4%)
Cisco Systems, Inc.*	1,478,174	32,032,031
Motorola, Inc.	5,343,230	122,413,399
QUALCOMM, Inc.	2,060,955	104,304,933
Telefonaktiebolaget LM Ericsson (ADR)*^	1,689,734	63,736,766

Total Information Technology		322,487,129

Materials (0.9%)
Chemicals (0.9%)
Air Products & Chemicals, Inc.	387,342	26,025,509

Total Materials		26,025,509

Total Common Stocks (93.4%) (Cost $2,250,413,742)		2,886,461,401

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (9.9%)
Allstate Life Insurance
4.81%, 4/30/07 (l)	$15,000,000	15,000,000
Bank of Nova Scotia N.Y.
4.81%, 5/30/06 (l)	9,999,165	9,999,165
Barclays New York
4.80%, 8/30/06 (l)	9,998,998	9,998,998
Bear Stearns Co., Inc.
4.87%, 8/1/07 (l)	5,000,000	5,000,000
Beta Finance, Inc.
4.87%, 1/31/08 (l)	5,000,000	5,000,000
4.88%, 3/10/08 (l)	9,996,168	9,996,168
CC USA, Inc.
4.87%, 1/25/08 (l)	10,000,000	10,000,000
Deutsche Bank New York
4.97%, 1/22/08 (l)	10,000,000	10,000,000
Dorada Finance, Inc.
4.93%, 8/3/06 (l)	3,996,593	3,996,593
Goldman Sachs Group, Inc.
5.04%, 12/28/07 (l)	5,000,000	5,000,000

EQ ADVISORS TRUST

EQ/MARSICO FOCUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
K2 USA LLC
4.89%, 2/15/08 (l)	$9,995,000	$9,995,000
Metropolitan Life Insurance Co.
4.69%, 2/1/07 (l)	8,000,000	8,000,000
Morgan Stanley
5.06%, 4/2/07 (l)	5,000,000	5,000,000
Nomura Securities
4.87%, 4/3/06	164,012,464	164,012,464
Royal Bank of Canada N.Y.
4.80%, 10/3/06 (l)	9,998,673	9,998,673
Travelers Insurance Co.
4.97%, 12/15/06 (l)	12,000,000	12,000,000
Wells Fargo Bank San Francisco N.A.
4.80%, 12/1/06 (l)	12,500,000	12,500,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		305,497,061

Time Deposit (6.1%)
JPMorgan Chase Nassau
4.26%, 4/3/06	$189,997,912	$189,997,912

Total Short-Term Investments (16.0%) (Amortized Cost $495,494,973)		495,494,973

Total Investments (109.4%) (Cost/Amortized Cost $2,745,908,715)		3,381,956,374
Other Assets Less Liabilities (-9.4%)		(291,101,790)

Net Assets (100%)		$3,090,854,584

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2006.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the three months ended March 31, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$615,324,283
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$652,670,502

As of March 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$649,279,462
Aggregate gross unrealized depreciation	(17,912,386)

Net unrealized appreciation	$631,367,076

Federal income tax cost of investments	$2,750,589,298

At March 31, 2006, the Portfolio had loaned securities with a total value of $297,606,842. This was secured by collateral of $305,497,061 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

The Portfolio has a net capital loss carryforward of $16,132,428, of which $9,961,545 expires in the year 2008, $6,170,883 expires in the year 2009.

Included in the capital loss carryforward amounts at December 31, 2005 are $16,132,428 of losses acquired from EQ/Enterprise Capital Appreciation as a result of a tax free reorganization that occurred during the year 2005. Certain capital loss carryforwards may be subject to limitations on use pursuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible not all of these capital losses will be available for use.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MERCURY BASIC VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (11.2%)
Hotels, Restaurants & Leisure (1.6%)
McDonald’s Corp	1,362,620	$46,819,623

Household Durables (1.5%)
Koninklijke Philips Electronics N.V. (N.Y. Shares)^	1,357,600	45,683,240

Media (4.9%)
Comcast Corp., Class A*	5,500	143,880
Comcast Corp., Special Class A*^	1,549,700	40,478,164
Interpublic Group of Cos., Inc.*^	1,507,600	14,412,656
Time Warner, Inc.	3,367,310	56,537,135
Walt Disney Co.	1,274,100	35,534,649

		147,106,484

Specialty Retail (3.2%)
Foot Locker, Inc.^	1,819,100	43,440,108
Gap, Inc.	2,793,800	52,188,184

		95,628,292

Total Consumer Discretionary		335,237,639

Consumer Staples (7.4%)
Beverages (1.5%)
Coca-Cola Enterprises, Inc.	2,149,000	43,710,660

Food & Staples Retailing (0.0%)
Kroger Co.*	22,320	454,435

Food Products (3.9%)
ConAgra Foods, Inc.	737,000	15,816,020
General Mills, Inc.	1,229,800	62,326,264
Unilever N.V. (N.Y. Shares)^	587,800	40,687,516

		118,829,800

Household Products (2.0%)
Kimberly-Clark Corp.^	1,035,220	59,835,716

Total Consumer Staples		222,830,611

Energy (9.2%)
Energy Equipment & Services (5.2%)
BJ Services Co.	902,000	31,209,200
GlobalSantaFe Corp.^	1,651,500	100,328,625
Rowan Cos., Inc.	552,947	24,307,550

		155,845,375

Oil & Gas (4.0%)
Anadarko Petroleum Corp.	249,100	25,161,591
Cameco Corp.^	4,200	151,200
Chevron Corp.	208,700	12,098,339
Exxon Mobil Corp.	1,380,190	83,998,364

		121,409,494

Total Energy		277,254,869

Financials (24.0%)
Capital Markets (5.9%)
Bank of New York Co., Inc.	1,878,000	67,683,120
Morgan Stanley	1,727,900	108,546,678

		176,229,798

Commercial Banks (2.9%)
Bank of America Corp.	1,896,680	86,374,807
U.S. Bancorp	2,500	76,250
Wells Fargo & Co.	2,250	143,708

		86,594,765

Diversified Financial Services (6.0%)
Citigroup, Inc.	1,426,417	67,369,675
JPMorgan Chase & Co.	2,753,790	114,667,816

		182,037,491

Insurance (9.2%)
ACE Ltd .	440	$22,884
American International Group, Inc. .	1,517,800	100,311,402
Genworth Financial, Inc., Class A	1,975,900	66,054,337
St. Paul Travelers Cos., Inc.	2,166,538	90,539,623
XL Capital Ltd., Class A^	316,800	20,310,048

		277,238,294

Total Financials		722,100,348

Health Care (7.3%)
Health Care Equipment & Supplies (1.4%)
Baxter International, Inc.	1,079,450	41,893,455

Pharmaceuticals (5.9%)
GlaxoSmithKline plc (ADR)^	892,500	46,686,675
Johnson & Johnson	511,700	30,302,874
Pfizer, Inc.	2,484,470	61,912,992
Schering-Plough Corp.	1,988,000	37,752,120

		176,654,661

Total Health Care		218,548,116

Industrials (12.2%)
Aerospace & Defense (5.5%)
Honeywell International, Inc.	852,700	36,469,979
Northrop Grumman Corp.	646,000	44,115,340
Raytheon Co.	1,836,800	84,198,912

		164,784,231

Industrial Conglomerates (4.2%)
General Electric Co.	1,874,900	65,209,022
Tyco International Ltd.	2,318,000	62,307,840

		127,516,862

Machinery (0.9%)
Deere & Co.	359,400	28,410,570

Road & Rail (1.6%)
Norfolk Southern Corp.	869,900	47,035,493

Total Industrials		367,747,156

Information Technology (10.8%)
Communications Equipment (1.1%)
Nokia Oyj (ADR)^	1,507,400	31,233,328

Computers & Peripherals (4.8%)
Hewlett-Packard Co.	1,350,357	44,426,745
International Business Machines Corp	752,260	62,038,882
Sun Microsystems, Inc.*	7,465,100	38,295,963

		144,761,590

IT Services (0.9%)
Unisys Corp.*^	3,990,900	27,497,301

Office Electronics (0.5%)
Xerox Corp.*	997,400	15,160,480

Semiconductors & Semiconductor Equipment (2.3%)
LSI Logic Corp.*^	4,555,500	52,661,580
Novellus Systems, Inc.*^	695,000	16,680,000

		69,341,580

Software (1.2%)
BEA Systems, Inc.* .	1,634,400	21,459,672
Borland Software Corp.*^	1,446,700	7,812,180
Oracle Corp.*	548,800	7,513,072

		36,784,924

Total Information Technology		324,779,203

EQ ADVISORS TRUST

EQ/MERCURY BASIC VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Materials (7.6%)
Chemicals (2.5%)
Dow Chemical Co.	2,500	$101,500
DuPont (E.I.) de Nemours & Co.	1,524,550	64,351,255
PPG Industries, Inc.^	194,900	12,346,915

		76,799,670

Containers & Packaging (0.7%)
Packaging Corp. of America^	974,000	21,856,560

Metals & Mining (1.5%)
Alcoa, Inc.	1,451,507	44,358,054

Paper & Forest Products (2.9%)
International Paper Co.	2,507,600	86,687,732

Total Materials		229,702,016

Telecommunication Services (5.7%)
Diversified Telecommunication Services (4.2%)
AT&T, Inc.	1,587,700	42,931,408
BellSouth Corp.	1,212,910	42,027,332
Verizon Communications, Inc.	1,204,700	41,032,082

		125,990,822

Wireless Telecommunication Services (1.5%)
Sprint Nextel Corp.^	1,719,700	44,437,048

Total Telecommunication Services		170,427,870

Utilities (0.7%)
Electric Utilities (0.0%)
Entergy Corp.	900	62,046
Progress Energy, Inc.^	610	26,828
Southern Co.	1,000	32,770

		121,644

Multi-Utilities & Unregulated Power (0.7%)
Consolidated Edison, Inc.^	1,600	69,600
Dominion Resources, Inc.	319,560	22,059,227

		22,128,827

Total Utilities		22,250,471

Total Common Stocks (96.1%) (Cost $2,620,448,078)		2,890,878,299

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (4.7%)
Beta Finance, Inc.
4.87%, 1/15/08 (l)	$10,000,000	10,000,000
Dorada Finance, Inc.
4.93%, 8/3/06 (l)	$4,995,741	$4,995,741
4.87%, 1/14/08 (l)	10,000,000	10,000,000
General Electric Capital Corp.
4.99%, 5/12/06 (l)	4,002,025	4,002,025
Goldman Sachs Group, Inc.
5.02%, 4/2/07 (l)	10,000,000	10,000,000
Morgan Stanley
5.06%, 4/2/07 (l)	5,000,000	5,000,000
4.98%, 3/31/08 (l)	5,000,000	5,000,000
Natexis Banques Populaires N.Y.
4.87%, 1/28/08 (l)	11,000,000	11,000,000
National City Bank/Ohio
4.86%, 12/5/07 (l)	4,999,368	4,999,368
New York Life Insurance Co.
4.93%, 6/30/06 (l)	4,000,000	4,000,000
Nomura Securities
4.87%, 4/3/06	71,621,544	71,621,544

Total Short-Term Investments of Cash Collateral for Securities Loaned		140,618,678

Time Deposit (3.0%)
JPMorgan Chase Nassau
4.26%, 4/3/06	90,828,584	90,828,584

Total Short-Term Investments (7.7%) (Amortized Cost $231,447,263)		231,447,262

Total Investments (103.8%) (Cost/Amortized Cost $2,851,895,341)		3,122,325,561
Other Assets Less Liabilities (-3.8%)		(114,642,550)

Net Assets (100%)		$3,007,683,011

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2006.

Glossary:

ADR — American Depositary Receipt

EQ ADVISORS TRUST

EQ/MERCURY BASIC VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2006 (Unaudited)

Investment security transactions for the three months ended March 31, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$484,645,074
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$473,945,772

As of March 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$316,108,168
Aggregate gross unrealized depreciation	(55,341,050)

Net unrealized appreciation	$260,767,118

Federal income tax cost of investments	$2,861,558,443

At March 31, 2006, the Portfolio had loaned securities with a total value of $135,761,875. This was secured by collateral of $140,618,678 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the three months ended March 31, 2006, the Portfolio incurred approximately $341,790 as brokerage commissions with Merrill Lynch & Co., an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MERCURY INTERNATIONAL VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS (97.0%)
Australia (2.8%)
Australia & New Zealand Banking Group Ltd.	692,428	$13,083,998
Goodman Fielder Ltd.*	5,097,000	7,923,026
Iluka Resources Ltd.	1,022,296	5,714,954
Multiplex Group^	5,160,000	11,295,568
Santos Ltd.	923,000	7,489,692

Total Australia		45,507,238

Japan (20.0%)
Asahi Breweries Ltd.^	1,842,100	26,072,608
Canon, Inc.	420,000	27,729,468
Honda Motor Co., Ltd.^	337,500	20,852,403
KDDI Corp.^	1,718	9,158,590
Mitsubishi UFJ Financial Group, Inc.	1,700	25,934,401
Mitsubishi UFJ Securities Co.*^	1,455,000	23,306,636
Namco Bandai Holdings, Inc.^	541,400	7,396,701
Nissan Motor Co., Ltd.^	1,747,000	20,699,263
Sekisui House Ltd.^	1,388,000	20,657,073
Sompo Japan Insurance, Inc.	1,732,000	25,057,412
Sumitomo Metal Industries Ltd.	3,791,000	16,225,570
Sumitomo Mitsui Financial Group, Inc.	3,000	33,053,649
Takeda Pharmaceutical Co., Ltd.^	284,000	16,150,860
Takefuji Corp.^	225,300	14,149,275
Toyota Motor Corp.^	579,000	31,553,267
Yamaha Corp.^	689,300	12,151,403

Total Japan		330,148,579

Other European Countries (48.1%)
Belgium (0.7%)
AGFA Gevaert N.V.^	570,460	10,852,179

Finland (2.1%)
Fortum Oyj*	1,394,050	35,123,540

France (12.0%)
BNP Paribas^	393,868	36,534,407
Carrefour S.A.^	396,162	21,046,338
Credit Agricole S.A.^	962,732	37,409,760
Peugeot S.A.^	325,887	20,507,352
Renault S.A.	228,863	24,303,113
Total S.A.	149,467	39,377,030
Vinci S.A.^	190,957	18,798,896

		197,976,896

Germany (11.5%)
Allianz AG	94,525	15,760,576
Deutsche Post AG^	1,138,845	28,514,405
Deutsche Postbank AG^	240,376	17,418,554
Deutsche Telekom AG (Registered)	1,067,947	17,989,875
E.ON AG	8,345	917,063
Hochtief AG^	335,196	18,935,156
RWE AG	296,269	25,749,620
Siemens AG	418,858	39,050,113
ThyssenKrupp AG^	911,089	26,273,870

		190,609,232

Ireland (1.5%)
Allied Irish Banks plc	1,042,557	24,854,512

Italy (8.4%)
Assicurazioni Generali S.p.A.	557,274	20,959,890
Capitalia S.p.A.^	2,191,958	18,196,822
Enel S.p.A.	2,685,682	22,685,545
ENI S.p.A.	1,602,379	45,530,513
UniCredito Italiano S.p.A.	4,325,755	$31,225,656

		138,598,426

Netherlands (5.2%)
ING Groep N.V. (CVA)	1,047,474	41,323,782
Koninklijke Ahold N.V.*	2,012,171	15,803,336
Royal Dutch Shell plc, Class B	881,988	28,638,835

		85,765,953

Spain (2.0%)
Banco Bilbao Vizcaya Argentaria S.A.	1,625,294	33,869,149

Switzerland (4.7%)
Credit Suisse Group^	870,944	48,750,471
Swiss Reinsurance (Registered)	56,592	3,945,006
Zurich Financial Services AG*	105,219	24,657,244

		77,352,721

Total Other European Countries		795,002,608

Scandanavia (3.3%)
Norway (1.4%)
Statoil ASA^	795,180	22,899,963

Sweden (1.9%)
Investor AB, Class B^	1,692,361	30,725,981

Total Scandanavia		53,625,944

Southeast Asia (6.2%)
Singapore (1.9%)
DBS Group Holdings Ltd.	1,414,000	14,243,550
Keppel Corp. Ltd.	2,032,000	17,329,419

		31,572,969

South Korea (1.6%)
POSCO	72,373	18,658,402
Samsung Electronics Co., Ltd. (Preference)	15,200	7,782,638

		26,441,040

Taiwan (2.7%)
Lite-On Technology Corp.	13,716,700	19,019,273
SinoPac Financial Holdings Co., Ltd.	14,310,000	7,253,328
Taiwan Mobile Co., Ltd.	9,104,000	8,668,072
Vanguard International Semiconductor Corp.	13,749,000	10,040,405

		44,981,078

Total Southeast Asia		102,995,087

United Kingdom (16.6%)
Aviva plc	2,349,410	32,580,977
BAA PLC	1,595,105	22,936,684
BAE Systems plc	3,021,503	22,051,289
Barclays plc	2,825,826	33,011,848
Boots Group plc	1	12
BP plc	2,638,047	30,246,199
HBOS plc	2,152,075	35,872,993
Kesa Electricals plc	2,610,944	14,129,896
Prudential plc	2,131,170	24,674,944
Royal Bank of Scotland Group plc.	1,004,701	32,640,848
Vodafone Group plc	12,727,014	26,601,148

Total United Kingdom		274,746,838

Total Common Stocks (Cost $1,332,157,669)		1,602,026,294

EQ ADVISORS TRUST

EQ/MERCURY INTERNATIONAL VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2006 (Unaudited)

	Number of Rights	Value (Note 1)
RIGHTS:
France (0.0%)
Vinci S.A.,
EUR 70.25, expiring 4/14/06*	190,957	$409,023

Total Rights (0.0%) (Cost $—)		409,023

	Number of Warrants
WARRANTS:
Germany (0.1%)
Deutsche Bank AG/London, $1.00, expiring 9/15/06*	4,314,986	1,758,871

Total Warrants (0.1%) (Cost $2,600,168)		1,758,871

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (22.7%)
Allstate Life Insurance
3.82%, 10/31/06	$15,000,000	15,000,000
Bank of Nova Scotia N.Y.
3.83%, 5/30/06	9,999,165	9,999,165
Barclays New York
4.30%, 8/30/06	9,998,998	9,998,998
Beta Finance, Inc.
4.88%, 4/3/06	9,996,168	9,996,168
CC USA, Inc.
3.83%, 5/5/06	9,999,759	9,999,759
CDC Financial Products, Inc.
4.98%, 5/1/06	5,000,000	5,000,000
Commonwealth Bank of Australia
4.35%, 1/30/07	5,000,000	5,000,000
General Electric Capital Corp.
4.04%, 5/12/06	2,001,013	2,001,013
3.91%, 5/24/06	5,000,000	5,000,000
Goldman Sachs Group, Inc.
5.00%, 3/7/07	5,000,000	5,000,000
4.41%, 12/28/07	5,000,000	5,000,000
K2(USA)LLC
4.89%, 4/3/06	9,995,000	9,995,000
Manufacturers and Traders
4.37%, 6/20/06	6,999,952	6,999,952
Morgan Stanley
5.06%, 4/2/07	5,000,000	5,000,000
Natexis Banques Populaires N.Y.
3.86%, 11/13/06	24,991,715	24,991,715
New York Life Global Funding
4.39%, 12/20/07	10,000,000	10,000,000
Nomura Securities
4.87%, 4/3/06	194,903,574	194,903,574
Royal Bank of Canada N.Y.
4.80%, 10/3/06	4,999,336	4,999,336
U.S. Bank N.A.
4.62%, 10/2/06	9,996,628	9,996,628
Unicredito Italiano N.Y.
3.96%, 10/4/06	14,993,602	14,993,602
Wells Fargo Bank San Francisco N.A.
4.80%, 12/1/06	10,000,000	10,000,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		373,874,910

Time Deposit (0.0%)
JPMorgan Chase Nassau
4.26%, 4/3/06	$504,057	$504,057

Total Short-Term Investments (22.7%) (Amortized Cost $374,378,967)		374,378,967

Total Investments (119.8%) (Cost/Amortized Cost $1,709,136,804)		1,978,573,155
Other Assets Less Liabilities (-19.8%)		(327,280,389)

Net Assets (100%)		$1,651,292,766

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2006.

Glossary:

CVA — Dutch Certification

Market Sector Diversification

As a Percentage of Total Net Assets

Consumer Discretionary		11.1%
Consumer Staples		4.3
Energy		10.5
Financials
Capital Markets	4.5%
Commercial Banks	23.9
Consumer Finance	0.8
Diversified Financial Services	4.4
Insurance	8.9
Real Estate	0.7

Total Financials		43.2
Health Care		1.0
Industrials		10.2
Information Technology		3.9
Materials		4.0
Telecommunications Services		3.8
Utilities		5.1
Cash and Other		2.9

		100.0%

EQ ADVISORS TRUST

EQ/MERCURY INTERNATIONAL VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2006 (Unaudited)

Investment security transactions for the three months ended March 31, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$393,113,492
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$315,052,235

As of March 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$271,139,347
Aggregate gross unrealized depreciation	(10,989,364)

Net unrealized appreciation	$260,149,983

Federal income tax cost of investments	$1,718,423,172

At March 31, 2006, the Portfolio had loaned securities with a total value of $353,734,877. This was secured by collateral of $373,874,910 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the three months ended March 31, 2006, the Portfolio incurred approximately $30,325 as brokerage commissions with Merrill Lynch & Co., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $4,728,331 which expires in the year 2009.

Included in the capital loss carryforward amounts at December 31, 2005 are $4,728,331 of losses acquired from EQ/T. Rowe Price International Portfolio as a result of a tax free reorganization. Certain capital loss carryforwards may be subject to limitations on use pursuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible not all of these capital losses will be available for use.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MFS EMERGING GROWTH COMPANIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (16.3%)
Diversified Consumer Services (1.3%)
ITT Educational Services, Inc.*	65,560	$4,199,118
Strayer Education, Inc.^	81,620	8,346,461

		12,545,579

Hotels, Restaurants & Leisure (4.7%)
Cheesecake Factory, Inc.*.	79,695	2,984,578
Great Canadian Gaming Corp.*^	167,810	1,803,821
International Game Technology	330,310	11,633,518
Las Vegas Sands Corp.*^	133,770	7,579,408
MGM MIRAGE*	68,000	2,930,120
Starbucks Corp.*	279,830	10,532,801
Station Casinos, Inc.	12,840	1,019,111
Wynn Resorts Ltd.*^	87,440	6,719,764

		45,203,121

Household Durables (1.7%)
Harman International Industries, Inc.	142,120	15,793,796

Internet & Catalog Retail (0.7%)
Submarino S.A.	248,870	6,222,324

Media (3.1%)
Getty Images, Inc.*^	146,030	10,934,726
Grupo Televisa S.A. (ADR)	639,650	12,729,035
Playboy Enterprises, Inc., Class B*^	136,120	1,932,904
XM Satellite Radio Holdings, Inc., Class A*^	156,920	3,494,609

		29,091,274

Multiline Retail (1.0%)
Kohl’s Corp.*	182,520	9,675,385

Specialty Retail (3.8%)
Aeropostale, Inc.*^	163,010	4,916,382
AutoZone, Inc.*.	33,620	3,351,578
Best Buy Co., Inc.	165,720	9,268,719
Chico’s FAS, Inc.*	233,770	9,500,413
Circuit City Stores, Inc.	95,170	2,329,762
Rent-A-Center, Inc.*^	95,750	2,450,242
Urban Outfitters, Inc.*^	79,630	1,954,120
Williams-Sonoma, Inc.*^	66,550	2,821,720

		36,592,936

Total Consumer Discretionary		155,124,415

Consumer Staples (2.4%)
Beverages (0.4%)
PepsiCo, Inc.	67,930	3,925,675

Food & Staples Retailing (2.0%)
Costco Wholesale Corp.	139,410	7,550,446
Wal-Mart de Mexico S.A. de C.V., Series V*	938,840	2,482,142
Walgreen Co.	197,620	8,523,350

		18,555,938

Total Consumer Staples		22,481,613

Energy (7.6%)
Energy Equipment & Services (6.1%)
BJ Services Co.	183,650	6,354,290
ENSCO International, Inc.	144,560	7,437,612
GlobalSantaFe Corp.	293,770	17,846,527
National Oilwell Varco, Inc.*	159,990	10,258,559
Noble Corp.	111,430	9,036,973
Schlumberger Ltd.	15,580	1,971,961
Smith International, Inc.	149,610	5,828,806

		58,734,728

Oil & Gas (1.5%)
EOG Resources, Inc.	99,520	7,165,440
Peabody Energy Corp.	133,980	$6,753,932

		13,919,372

Total Energy		72,654,100

Financials (9.3%)
Capital Markets (4.2%)
Charles Schwab Corp.	492,300	8,472,483
Franklin Resources, Inc.	25,050	2,360,712
Goldman Sachs Group, Inc.	59,170	9,287,323
Greenhill & Co., Inc.^	52,160	3,448,298
Lazard Ltd., Class A^	111,480	4,932,990
Legg Mason, Inc.	89,254	11,186,204

		39,688,010

Consumer Finance (0.9%)
SLM Corp.	159,960	8,308,322

Diversified Financial Services (4.2%)
Chicago Mercantile Exchange Holdings, Inc.	30,570	13,680,075
Deutsche Boerse AG	46,120	6,641,641
Euronext N.V.	99,490	8,193,070
IntercontinentalExchange, Inc.*^	117,510	8,114,065
Singapore Exchange Ltd.	1,437,000	3,552,205

		40,181,056

Total Financials		88,177,388

Health Care (16.5%)
Biotechnology (5.7%)
Celgene Corp.*^	352,160	15,572,515
Genzyme Corp.*	162,428	10,918,410
Gilead Sciences, Inc.*	231,040	14,375,309
Human Genome Sciences, Inc.*^	130,920	1,423,100
ImClone Systems, Inc.*^	56,340	1,916,687
Keryx Biopharmaceuticals, Inc.*^	28,350	541,768
MedImmune, Inc.*	119,260	4,362,531
Neurochem, Inc.*^	35,810	502,057
Neurocrine Biosciences, Inc.*^	73,210	4,724,974

		54,337,351

Health Care Equipment & Supplies (6.7%)
Advanced Medical Optics, Inc.*^	264,670	12,344,209
Cytyc Corp.*	634,680	17,885,282
Gen-Probe, Inc.*^	134,000	7,386,080
Millipore Corp.*	210,070	15,347,714
Resmed, Inc.*^	78,020	3,431,320
St. Jude Medical, Inc.*	178,470	7,317,270

		63,711,875

Health Care Providers & Services (1.0%)
WellPoint, Inc.*	124,630	9,650,101

Pharmaceuticals (3.1%)
Allergan, Inc.	137,490	14,917,665
Endo Pharmaceuticals Holdings, Inc.*	121,140	3,974,603
Medicis Pharmaceutical Corp., Class A	45,150	1,471,890
Roche Holding AG-Genusschien^	63,640	9,452,136

		29,816,294

Total Health Care		157,515,621

Industrials (4.4%)
Air Freight & Logistics (1.3%)
FedEx Corp.	72,530	8,191,538
UTI Worldwide, Inc.	150,500	4,755,800

		12,947,338

Commercial Services & Supplies (2.4%)
Corporate Executive Board Co.	81,730	8,246,557
Monster Worldwide, Inc.*	211,110	10,525,945

EQ ADVISORS TRUST

EQ/MFS EMERGING GROWTH COMPANIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Waste Management, Inc.	111,440	$3,933,832

		22,706,334

Electrical Equipment (0.7%)
Rockwell Automation, Inc.	92,990	6,686,911

Total Industrials		42,340,583

Information Technology (34.8%)
Communications Equipment (11.2%)
Corning, Inc.*	632,620	17,023,804
F5 Networks, Inc.*^	167,280	12,126,127
Harris Corp.	81,970	3,876,361
Juniper Networks, Inc.*	865,882	16,555,664
Nice Systems Ltd. (ADR)*^	100,630	5,128,105
Nokia Oyj (ADR)^	665,520	13,789,574
Nortel Networks Corp.*	1,156,110	3,526,136
QUALCOMM, Inc.	346,540	17,538,390
Research In Motion Ltd.*^	79,260	6,727,589
Telefonaktiebolaget LM Ericsson (ADR)*	283,260	10,684,567

		106,976,317

Computers & Peripherals (2.9%)
Apple Computer, Inc.*	38,530	2,416,601
EMC Corp.*	945,700	12,889,891
Rackable Systems, Inc.*	43,760	2,312,716
SanDisk Corp.*^	178,690	10,278,249

		27,897,457

Internet Software & Services (5.7%)
Akamai Technologies, Inc.*^	153,790	5,058,153
eBay, Inc.*	220,110	8,597,497
Equinix, Inc.*^	145,830	9,365,202
Google, Inc., Class A*	53,560	20,888,400
Yahoo!, Inc.*	333,080	10,745,161

		54,654,413

IT Services (3.4%)
Cognizant Technology Solutions Corp., Class A*	134,910	8,025,796
Euronet Worldwide, Inc.*^	53,560	2,026,175
First Data Corp.	403,560	18,894,679
Satyam Computer Services Ltd. (ADR)^	72,670	3,180,039

		32,126,689

Semiconductors & Semiconductor Equipment (3.7%)
Marvell Technology Group Ltd.*	152,950	8,274,595
Samsung Electronics Co., Ltd. (GDR) (b)(m)	55,970	18,288,198
Tessera Technologies, Inc.*^	32,000	1,026,560
Xilinx, Inc.	276,990	7,052,165

		34,641,518

Software (7.9%)
Activision, Inc.*	413,257	5,698,814
Adobe Systems, Inc.*	600,000	20,952,000
Amdocs Ltd.*	387,090	13,958,465
Electronic Arts, Inc.*	279,150	15,275,088
Micros Systems, Inc.*^	75,650	3,485,196
MicroStrategy, Inc., Class A*^	35,820	3,771,488
THQ, Inc.*^	169,900	4,398,711
TIBCO Software, Inc.*	957,920	8,008,211

		75,547,973

Total Information Technology		331,844,367

Materials (2.7%)
Chemicals (1.2%)
Monsanto Co.	135,460	11,480,235
Nalco Holding Co.*	24,060	425,862

		11,906,097

Construction Materials (0.3%)
Cemex S.A. de C.V. (ADR)^	46,490	3,034,867

Metals & Mining (1.2%)
BHP Billion Ltd. (ADR)^	156,340	$6,230,149
Cia Vale do Rio Doce (ADR)	100,390	4,871,927

		11,102,076

Total Materials		26,043,040

Telecommunication Services (5.1%)
Diversified Telecommunication Services (0.4%)
Level 3 Communications, Inc.*	428,630	2,220,303
Orascom Telecom Holding SAE (GDR) (m)	38,710	2,126,341

		4,346,644

Wireless Telecommunication Services (4.7%)
America Movil S.A.de C.V. (ADR)	285,750	9,789,795
American Tower Corp., Class A*	736,097	22,318,461
NII Holdings, Inc.*	41,580	2,451,973
Sprint Nextel Corp.	391,200	10,108,608

		44,668,837

Total Telecommunication Services		49,015,481

Total Common Stocks (99.1%) (Cost $783,129,121)		945,196,608

	Principal Amount
SHORT-TERM INVESTMENTS:
Commercial Paper (2.7%)
Thunder Bay Funding LLC
4.85%, 4/3/06 (b)(n)(p)	$25,701,000	25,690,613

Short-Term Investments of Cash Collateral for Securities Loaned (13.7%)
Barclays New York
4.80%, 8/30/06 (l)	9,998,998	9,998,998
Beta Finance, Inc.
4.87%, 1/15/08 (l)	5,000,000	5,000,000
BNP Paribas/New York
4.85%, 2/22/08 (l)	8,000,000	8,000,000
CDC Financial Products, Inc.
4.98%, 5/1/06 (l)	7,000,000	7,000,000
Citigroup Global Markets, Inc.
4.95%, 4/7/06 (l)	5,000,000	5,000,000
General Electric Capital Corp.
4.99%, 5/12/06 (l)	4,002,025	4,002,025
Merrill Lynch & Co., Inc.
4.66%, 10/19/06 (l)	6,000,000	6,000,000
Morgan Stanley
5.06%, 4/2/07 (l)	5,000,000	5,000,000
5.06%, 4/2/07 (l)	5,000,000	5,000,000
Nomura Securities
4.87%, 4/3/06	72,464,932	72,464,932
Royal Bank of Canada N.Y.
4.80%, 10/3/06 (l)	3,749,502	3,749,502

Total Short-Term Investments of Cash Collateral for Securities Loaned		131,215,457

Total Short-Term Investments (16.4%) (Cost/Amortized Cost $156,909,532)		156,906,070

Total Investments (115.5%) (Cost/Amortized Cost $940,038,653)		1,102,102,678
Other Assets Less Liabilities (-15.5%)		(148,081,071)

Net Assets (100%)		$954,021,607

*	Non-income producing.

EQ ADVISORS TRUST

EQ/MFS EMERGING GROWTH COMPANIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2006 (Unaudited)

^	All, or a portion of security out on loan (See Note 1).

(b)	Illiquid security.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2006.

(m)	Regulation S is an exemption for securities offering that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.

(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.

(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

Investment security transactions for the three months ended March 31, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$315,282,424
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$320,575,140

As of March 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$169,086,114
Aggregate gross unrealized depreciation	(8,911,678)

Net unrealized appreciation	$160,174,436

Federal income tax cost of investments	$941,928,242

At March 31, 2006, the Portfolio had loaned securities with a total value of $128,924,967. This was secured by collateral of $131,215,457 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

The Portfolio has a net capital loss carryforward of $916,508,439, of which $434,745,353 expires in the year 2009, $430,153,032 expires in the year 2010, and $51,610,054 expires in the year 2011.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MFS INVESTORS TRUST PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (10.9%)
Hotels, Restaurants & Leisure (1.6%)
Carnival Corp.	75,770	$3,589,225
Ladbrokes plc	268,880	1,814,242

		5,403,467

Media (2.5%)
Getty Images, Inc.*^	23,600	1,767,168
Viacom, Inc., Class B*	51,361	1,992,807
Walt Disney Co.	170,450	4,753,850

		8,513,825

Multiline Retail (3.1%)
Federated Department Stores, Inc.	24,600	1,795,800
Kohl’s Corp.*	80,340	4,258,823
Target Corp.	88,440	4,599,765

		10,654,388

Specialty Retail (2.7%)
Chico’s FAS, Inc.*^	65,300	2,653,792
Staples, Inc.	176,500	4,504,280
TJX Cos., Inc.	73,260	1,818,313

		8,976,385

Textiles, Apparel & Luxury Goods (1.0%)
NIKE, Inc., Class B	41,300	3,514,630

Total Consumer Discretionary		37,062,695

Consumer Staples (10.6%)
Beverages (3.1%)
Coca-Cola Co.	61,090	2,557,838
Diageo plc	218,700	3,438,775
PepsiCo, Inc.	77,783	4,495,080

		10,491,693

Food Products (1.0%)
Nestle S.A. (Registered)	11,964	3,542,922

Household Products (4.8%)
Colgate-Palmolive Co.	67,900	3,877,090
Procter & Gamble Co.	109,360	6,301,323
Reckitt Benckiser plc	175,180	6,156,173

		16,334,586

Tobacco (1.7%)
Altria Group, Inc.	81,890	5,802,725

Total Consumer Staples		36,171,926

Energy (10.6%)
Energy Equipment & Services (4.4%)
GlobalSantaFe Corp.	76,410	4,641,907
Noble Corp.^	68,130	5,525,343
Transocean, Inc.*	60,090	4,825,227

		14,992,477

Oil & Gas (6.2%)
Amerada Hess Corp.	32,670	4,652,208
EnCana Corp.^	39,500	1,845,835
EOG Resources, Inc.	70,760	5,094,720
Exxon Mobil Corp.	158,300	9,634,138

		21,226,901

Total Energy		36,219,378

Financials (17.7%)
Capital Markets (5.1%)
Bank of New York Co., Inc.	49,800	1,794,792
Charles Schwab Corp.	110,200	1,896,542
Goldman Sachs Group, Inc.	39,510	6,201,489
Legg Mason, Inc.	29,860	3,742,354
Lehman Brothers Holdings, Inc.	26,090	3,770,788

		17,405,965

Commercial Banks (3.3%)
Bank of America Corp.	133,530	6,080,957
Wells Fargo & Co.	83,060	$5,305,042

		11,385,999

Consumer Finance (2.6%)
American Express Co.	78,660	4,133,583
SLM Corp.	91,400	4,747,316

		8,880,899

Diversified Financial Services (2.0%)
JPMorgan Chase & Co.	160,010	6,662,816

Insurance (4.7%)
ACE Ltd.	51,300	2,668,113
American International Group, Inc.	149,480	9,879,133
Genworth Financial, Inc., Class A	106,550	3,561,966

		16,109,212

Total Financials		60,444,891

Health Care (16.6%)
Biotechnology (3.6%)
Amgen, Inc.*	87,690	6,379,447
Genzyme Corp.*	35,910	2,413,870
Gilead Sciences, Inc.*	55,830	3,473,743

		12,267,060

Health Care Equipment & Supplies (3.0%)
Boston Scientific Corp.*^	86,670	1,997,743
Medtronic, Inc.	79,480	4,033,610
Zimmer Holdings, Inc.*	59,310	4,009,356

		10,040,709

Pharmaceuticals (10.0%)
Abbott Laboratories	139,490	5,924,140
Eli Lilly & Co.	93,660	5,179,398
Johnson & Johnson	162,048	9,596,482
Roche Holding AG-Genusschein	26,300	3,906,210
Teva Pharmaceutical Industries Ltd. (ADR)^	74,310	3,060,086
Wyeth	132,900	6,448,308

		34,114,624

Total Health Care		56,422,393

Industrials (9.2%)
Aerospace & Defense (4.1%)
Lockheed Martin Corp.	101,980	7,661,758
United Technologies Corp.	111,290	6,451,481

		14,113,239

Air Freight & Logistics (1.1%)
FedEx Corp.	32,330	3,651,350

Building Products (0.6%)
Masco Corp.	57,600	1,871,424

Industrial Conglomerates (2.4%)
3M Co.	45,570	3,449,194
Tyco International Ltd.	177,890	4,781,683

		8,230,877

Machinery (1.0%)
Caterpillar, Inc.	46,530	3,341,319

Total Industrials		31,208,209

Information Technology (17.2%)
Communications Equipment (3.1%)
Cisco Systems, Inc.*	311,508	6,750,378
QUALCOMM, Inc.	74,480	3,769,433

		10,519,811

Computers & Peripherals (4.9%)
Apple Computer, Inc.*	49,270	3,090,215
Dell, Inc.*	94,520	2,812,915
EMC Corp.*	588,250	8,017,847
SanDisk Corp.*^	47,100	2,709,192

		16,630,169

EQ ADVISORS TRUST

EQ/MFS INVESTORS TRUST PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Internet Software & Services (0.7%)
Yahoo!, Inc.*	75,190	$2,425,629

IT Services (0.6%)
Accenture Ltd., Class A^	68,070	2,046,865

Semiconductors & Semiconductor Equipment (2.9%)
Intel Corp.	176,070	3,406,954
Samsung Electronics Co., Ltd. (GDR)(b)(m)	14,260	4,659,455
Xilinx, Inc.	74,430	1,894,988

		9,961,397

Software (5.0%)
Adobe Systems, Inc.*	96,340	3,364,193
Amdocs Ltd.*^	108,170	3,900,610
Electronic Arts, Inc.*	71,590	3,917,405
Oracle Corp.*	414,700	5,677,243

		16,859,451

Total Information Technology		58,443,322

Materials (3.0%)
Chemicals (3.0%)
Monsanto Co.	38,890	3,295,927
Praxair, Inc.	73,290	4,041,943
Rohm & Haas Co.	57,400	2,805,138

Total Materials		10,143,008

Telecommunication Services (2.0%)
Diversified Telecommunication Services (0.5%)
TELUS Corp.	45,100	1,771,371

Wireless Telecommunication Services (1.5%)
Sprint Nextel Corp.	190,100	4,912,184

Total Telecommunication Services		6,683,555

Utilities (1.3%)
Electric Utilities (1.3%)
Entergy Corp.	14,500	999,630
Exelon Corp.	68,060	$3,600,374

Total Utilities		4,600,004

Total Common Stocks (99.1%) (Cost $289,663,454)		337,399,381

	Principal Amount
SHORT-TERM INVESTMENTS:
Commercial Paper (0.7%)
Citigroup Funding, Inc.
4.83%, 4/3/06 (p)	$2,464,000	2,463,008

Short-Term Investments of Cash Collateral for Securities Loaned (5.6%)
Nomura Securities
4.87%, 4/3/06	19,125,440	19,125,440

Time Deposits (0.0%)
JPMorgan Chase Nassau
4.26%, 4/3/06	648	648

Total Short Term Investments (6.3%) (Cost $21,589,426)		21,589,096

Total Investments (105.4%) (Cost/Amortized Cost $311,252,880)		358,988,477
Other Assets Less Liabilities (-5.4%)		(18,421,608)

Net Assets (100%)		$340,566,869

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(b)	Illiquid security.

(m)	Regulation S is an exemption for securities offering that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.

(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt
GDR — Global Depositary Receipt

Investment security transactions for the three months ended March 31, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$44,339,454
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$52,960,296

As of March 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$51,042,779
Aggregate gross unrealized depreciation	(4,714,301)

Net unrealized appreciation	$46,328,478

Federal income tax cost of investments	$312,659,999

At March 31, 2006, the Portfolio had loaned securities with a total value of $18,794,211. This was secured by collateral of $19,125,440 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

The Portfolio has net capital loss carryforward of $27,767,428 of which $25,934,969 expires in 2010 and $1,832,459 expires in 2011.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MONEY MARKET PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Certificates of Deposit (7.4%)
Washington Mutual Bank
4.89%, 6/23/06	$50,000,000	$50,000,000
Wells Fargo Bank N.A.
4.92%, 6/30/06	61,000,000	61,000,000

Total Certificates of Deposit		111,000,000

Commercial Paper (77.0%)
Abbey National North America LLC
3.23%, 4/3/06 (p)	60,000,000	59,983,867
ANZ Delaware, Inc.
4.83%, 6/23/06 (p)	60,000,000	59,331,158
Atlantis One Funding
4.88%, 6/30/06 (n)(p)	54,000,000	53,342,550
Bryant Park Funding LLC
4.37%, 4/25/06 (n)(p)	15,289,000	15,242,725
Calyon NA Co.
3.90%, 4/7/06 (p)	15,000,000	14,988,645
CBA Delaware Finance, Inc.
4.87%, 6/30/06 (p)	24,500,000	24,202,325
CC USA, Inc.
4.37%, 4/25/06 (n)(p)	44,711,000	44,575,675
Citigroup Funding, Inc.
4.37%, 4/25/06 (p)	60,000,000	59,818,400
Concord Minutemen Capital Co.
4.36%, 4/24/06 (n)(p)	50,574,000	50,427,307
4.83%, 6/22/06 (n)(p)	9,145,000	9,044,182
Corporate Asset Funding Co., Inc.
4.19%, 4/12/06 (n)(p)	60,000,000	59,916,400
Cullinan Finance Corp.
4.87%, 6/29/06 (n)(p)	41,000,000	40,506,371
DaimlerChrysler Revolving Auto Conduit, LLC
4.87%, 6/28/06 (p)	61,000,000	60,273,828
Deutsche Bank Financial, Inc.
3.22%, 4/3/06 (p)	60,000,000	59,983,900
Dexia Delaware LLC
3.90%, 4/7/06 (p)	60,000,000	59,954,550
Fairway Finance Corp.
4.83%, 6/21/06 (n)(p)	6,165,000	6,097,863
Harrier Finance Funding LLC
3.64%, 4/5/06 (n)(p)	50,000,000	49,974,722
4.37%, 4/25/06 (n)(p)	10,000,000	9,969,733
HBOS Treasury Services plc
4.87%, 6/30/06 (p)	66,000,000	65,198,100
K2 USA LLC
4.36%, 4/24/06 (n)(p)	11,500,000	11,466,644
Long Lane Master Trust
3.05%, 4/3/06 (n)(p)	60,000,000	59,984,733
PB Finance Delaware, Inc.
3.06%, 4/3/06 (p)	30,000,000	29,992,350
Premier Asset Collateralized Entity Ltd.
3.91%, 4/7/06 (p)	15,000,000	14,988,612
Prudential Funding LLC
3.23%, 4/3/06 (p)	60,000,000	59,983,867
Solitaire Funding LLC
4.33%, 4/21/06 (n)(p)	60,000,000	59,848,667
UBS Finance Delaware LLC
3.22%, 4/3/06 (p)	60,000,000	59,983,900
Unicredit Delaware, Inc.
4.83%, 6/23/06 (p)	60,000,000	59,331,159

Total Commercial Paper		1,158,412,233

Time Deposits (14.1%)
Branch Banking & Trust Co.
4.83%, 4/3/06 (p)	60,000,000	60,000,000
JPMorgan Chase Nassau
4.26%, 4/3/06 (p)	619,407	619,407
Key Bank NA
4.81%, 4/3/06 (p)	$31,000,000	$31,000,000
Manufactures & Traders Trust Co.
4.84%, 4/3/06 (p)	60,000,000	60,000,000
Marshall & Ilsley Corp.
4.83%, 4/3/06 (p)	60,000,000	60,000,000

Total Time Deposits		211,619,407

Variable Rate Securities (1.7%)
American Express Credit Corp.
4.93%, 4/5/07 (l)	3,000,000	3,000,000
Caterpillar Financial Service Corp.
4.68%, 7/10/06 (l)	6,000,000	6,000,000
General Electric Capital Corp.
4.85%, 4/17/07 (l)	3,850,000	3,850,000
International Business Machines Corp.
4.68%, 4/5/07 § (l)	2,000,000	2,000,000
Merrill Lynch & Co., Inc.
4.92%, 4/11/07 (l)	4,000,000	4,000,000
Morgan Stanley
4.78%, 4/13/07 (l)	2,250,000	2,250,000
SLM Corp.
4.68%, 5/2/07 § (l)	5,000,000	4,998,949

Total Variable Rate Securities		26,098,949

Total Short-Term Investments (100.2%) (Amortized Cost $1,507,130,589)		1,507,130,589
Other Assets Less Liabilities (-0.2%)		(2,531,021)

Net Assets (100%)		$1,504,599,568

Federal Income tax cost of investments		$1,507,130,589

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2006, the market value of these securities amounted to $6,998,949 or 0.47% of net assets. Securities denoted with “§” but without “(b)”have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2006.

(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.

(o)	Discount Note Security. Effective rate calculated as of March 31, 2006.

(p)	Yield to maturity.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MONTAG & CALDWELL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (9.6%)
Hotels, Restaurants & Leisure (3.4%)
McDonald’s Corp.	310,408	$10,665,619

Media (0.9%)
Omnicom Group, Inc.	35,277	2,936,810

Multiline Retail (1.7%)
Kohl’s Corp.*	102,445	5,430,609

Specialty Retail (1.1%)
Bed Bath & Beyond, Inc.*	86,294	3,313,690

Textiles, Apparel & Luxury Goods (2.5%)
NIKE, Inc., Class B	91,900	7,820,690

Total Consumer Discretionary		30,167,418

Consumer Staples (13.7%)
Beverages (3.9%)
PepsiCo, Inc.	212,440	12,276,908

Food & Staples Retailing (1.2%)
Costco Wholesale Corp.	66,900	3,623,304

Household Products (6.9%)
Colgate-Palmolive Co.	167,253	9,550,146
Procter & Gamble Co.	213,196	12,284,354

		21,834,500

Personal Products (1.7%)
Estee Lauder Cos., Inc., Class A	148,100	5,507,839

Total Consumer Staples		43,242,551

Energy (12.9%)
Energy Equipment & Services (10.8%)
Baker Hughes, Inc.	93,500	6,395,400
Halliburton Co.	181,700	13,267,734
Schlumberger Ltd.	113,826	14,406,957

		34,070,091

Oil & Gas (2.1%)
ConocoPhillips	103,296	6,523,142

Total Energy		40,593,233

Financials (5.8%)
Consumer Finance (3.2%)
American Express Co.	187,922	9,875,301

Insurance (2.6%)
American International Group, Inc.	125,600	8,300,904

Total Financials		18,176,205

Health Care (20.9%)
Biotechnology (6.8%)
Amgen, Inc.*	125,977	9,164,827
Genentech, Inc.*	146,506	12,381,222

		21,546,049

Health Care Equipment & Supplies (6.1%)
Medtronic, Inc.	204,061	10,356,096
Stryker Corp.	196,700	8,721,678

		19,077,774

Health Care Providers & Services (2.0%)
Caremark Rx, Inc.*	128,429	6,316,138

Pharmaceuticals (6.0%)
Eli Lilly & Co.	221,086	12,226,056
Johnson & Johnson	109,884	6,507,330

		18,733,386

Total Health Care		65,673,347

Industrials (11.8%)
Air Freight & Logistics (3.1%)
United Parcel Service, Inc., Class B	122,995	$9,763,343

Industrial Conglomerates (7.8%)
3M Co.	128,570	9,731,464
General Electric Co.	425,131	14,786,056

		24,517,520

Machinery (0.9%)
Illinois Tool Works, Inc.	31,239	3,008,628

Total Industrials		37,289,491

Information Technology (23.5%)
Communications Equipment (5.9%)
Cisco Systems, Inc.*	140,100	3,035,967
QUALCOMM, Inc.	195,634	9,901,037
Research In Motion Ltd.*	66,400	5,636,032

		18,573,036

Computers & Peripherals (2.9%)
Hewlett-Packard Co.	280,500	9,228,450

Internet Software & Services (6.4%)
eBay, Inc.*	237,700	9,284,562
Google, Inc., Class A*	27,620	10,771,800

		20,056,362

IT Services (2.8%)
Paychex, Inc.	214,494	8,935,820

Semiconductors & Semiconductor Equipment (2.8%)
Maxim Integrated Products, Inc.	236,713	8,793,888

Software (2.7%)
Microsoft Corp.	313,650	8,534,416

Total Information Technology		74,121,972

Total Common Stocks (98.2%) (Cost $273,373,433).		309,264,217

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (1.0%)
JPMorgan Chase Nassau
4.26%, 4/3/06 (Amortized Cost $2,967,498)	$2,967,498	2,967,498

Total Investments (99.2%) (Cost/Amortized Cost $276,340,931)		312,231,715
Other Assets Less Liabilities (0.8%)		2,635,865

Net Assets (100%)		$314,867,580

*	Non-income producing.

EQ ADVISORS TRUST

EQ/MONTAG & CALDWELL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2006 (Unaudited)

Investment security transactions for the three months ended March 31, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$51,615,192
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$56,661,469

As of March 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$38,161,816
Aggregate gross unrealized depreciation	(3,766,743)

Net unrealized appreciation	$34,395,073

Federal income tax cost of investments	$277,836,642

For the three months ended March 31, 2006, the Portfolio incurred approximately $1,975 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $163,504,858, of which $9,382,903 expires in the year 2007, $50,041,773 expires in the year 2008, $52,716,882 expires in the year 2009, $40,775,337 expires in the year 2010, $10,247,355 expires in the year 2011 and $340,608 expires in the year 2012.

Included in the capital loss carryforward is $1,718,952 and $80,606,377 of losses acquired from the Enterprise Balanced Portfolio and EQ/Enterprise Multi-Cap Growth Portfolio, respectively, as a result of tax-free reorganizations during the years ended 2003 and 2005, respectively. Certain capital loss carryforwards may be subject to limitations on use pursuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible that not all of these capital losses will be available for use.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (11.1%)
Asset-Backed Securities (8.3%)
AAA Trust, Series 05-2 A1
4.918%, 11/26/35 §(l)	$83,162	$83,262
ACE Securities Corp., Series 05-HE6 A2A
4.928%, 10/25/35 (l)	543,970	544,071
Aegis Asset Backed Securities Trust, Series 04-3 A2A
5.018%, 9/25/34 (l)	54,287	54,287
Amortizing Residential Collateral Trust, Series 02-BC4 A
5.108%, 7/25/32 (l)	1,269	1,264
Argent Securities, Inc., Series 05-W2 A2A
4.938%, 10/25/35 (l)	140,010	140,026
Series 05-W4 A2A
4.958%, 12/25/36 (l)	866,999	867,107
Series 06-W1 A2a
4.898%, 3/25/36 (l)	383,486	383,483
Series 06-W3 A2A
4.823%, 5/25/36 †(l)	300,000	300,329
Asset Backed Funding Certificates, Series 05-HE2 A2A
4.928%, 6/25/35 (l)	536,218	536,188
Series 05-WMC1 2A2
4.928%, 6/25/35 (l)	195,511	195,501
Bear Stearns Asset Backed Securities, Inc., Series 04-BO1 1A1
5.018%, 9/25/34 (l)	154,906	155,006
Series 04-FR2 1A1
5.028%, 1/25/29 (l)	76,523	76,550
Series 04-SD2 B6
5.148%, 1/25/36 (l)	88,365	88,364
Series 06-EC1 A1
4.898%, 12/25/35 (l)	184,932	184,931
Carrington Mortgage Loan Trust, Series 05-FRE1 A1
4.938%, 12/25/35 (l)	519,724	519,781
Chase Credit Card Master Trust, Series 01-4 B
5.129%, 11/17/08 (l)	300,000	300,198
Citigroup Mortgage Loan Trust, Inc., Series 05-HE3 A2A
4.928%, 9/25/35 (l)	292,483	292,509
Countrywide Asset-Backed Certificates, Series 05-9 2A1
4.918%, 8/25/35 (l)	221,740	221,762
Series 05-9 2A2
5.008%, 8/25/35 (l)	200,000	200,023
Series 05-SD1 A1A
4.968%, 5/25/35 §(l)	13,366	13,367
Series 06-1 AF1
4.948%, 7/25/36 (l)	294,324	294,462
Series 06-4 2A1
4.823%, 7/25/36 (l)	199,762	199,760
Series 06-6 2A1
4.821%, 2/25/27 †(l)	500,000	500,392
FBR Securitization Trust, Series 05-3 AV21
4.928%, 10/25/35 (l)	$1,395,539	$1,395,812
Series 05-4 AV21
4.938%, 10/25/35 (l)	153,731	153,747
First Franklin Mortgage Loan Asset Backed Certificates, Series 06-FF1 2A1
4.671%, 1/25/36 (l)	661,522	661,572
First NLC Trust, Series 05-3 AV1
4.928%, 12/25/35 (l)	300,661	300,690
Ford Credit Auto Owner Trust, Series 05-C A2
4.240%, 3/15/08	181,218	180,471
Fremont Home Loan Owner Trust, Series 05-E2A1
4.908%, 1/25/36 (l)	763,199	763,307
GSAMP Trust, Series 05-WMC2 A2A
4.928%, 11/25/35 (l)	582,794	582,832
Home Equity Asset Trust, Series 05-8 2A1
4.928%, 2/25/36 (l)	171,919	171,956
Series 06-2 2A1
4.898%, 5/25/36 §(l)	192,854	192,824
HSI Asset Securitization Corp. Trust, Series 06-OPT1 2A1
4.898%, 12/25/35 (l)	190,021	190,020
Indymac Residential Asset Backed Trust, Series 05-D AII1
4.918%, 3/25/36 (l)	279,063	279,082
Series 06-A A1
4.908%, 3/25/36 (l)	677,813	677,748
JP Morgan Mortgage Acquisition Corp., Series 06-FRE 1 A2
4.888%, 1/25/26 (l)	428,950	428,983
Long Beach Mortgage Loan Trust, Series 04-6 1A1
5.018%, 11/25/34 (l)	209,117	209,237
Series 06-1 2A1
4.898%, 2/25/36 (l)	192,003	192,002
MASTR Asset Backed Securities Trust, Series 06-NC1 A1
4.651%, 1/25/36 (l)	488,873	488,914
Merrill Lynch Mortgage Investors, Inc., Series 05-AR1 A3A1
4.918%, 6/25/36 (l)	346,833	346,821
Series 05-AR1 A3A2
4.975%, 6/25/36 (l)	500,000	499,509
Series 06-WMC1 A2A
4.898%, 1/25/37 (l)	190,196	190,196
Metris Master Trust, Series MMT 01-2 A
5.096%, 11/20/09	400,000	400,141
Morgan Stanley ABS Capital I, Series 03-HE2 A2
5.158%, 8/25/33 (l)	13,495	13,500
Series 04-OP1 A2A
4.968%, 11/25/34 (l)	7,920	7,918
Nelnet Student Loan Trust, Series 04-3 A3
4.713%, 7/25/16 (l)	200,000	200,326

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
New Century Home Equity Loan Trust, Series 05-4 A2A
4.928%, 9/25/35 (l)	$125,095	$125,111
Series 05-B A2A
4.938%, 10/25/35 (l)	79,712	79,725
Nomura Asset Acceptance Corp., Series 06-S1 A1
4.958%, 1/25/36 §(l)	195,518	195,579
Option One Mortgage Loan Trust, Series 05-4 A2
4.918%, 11/25/35 (l)	243,695	243,739
Park Place Securities, Inc., Series 04-WWF1 A1A
4.988%, 12/25/34 (l)	60,944	60,949
People’s Choice Home Loan Securities Trust, Series 05-2 A1
4.928%, 5/25/35 (l)	9,305	9,305
Quest Trust, Series 04-X2 A1
5.378%, 6/25/34 §(l)	28,182	28,249
Series 05-X1 A1
4.998%, 3/25/35 §(l)	4,290	4,290
Residential Asset Mortgage Products, Inc., Series 06-NC1 A1
4.898%, 12/25/27 (l)	288,836	288,834
Residential Asset Securities Corp., Series 05-AHL2 A1
4.918%, 10/25/35 (l)	493,074	493,156
Series 05-EMX1 AI1
4.918%, 3/25/35 (l)	31,950	31,955
Residential Funding Mortgage Securities II, Series 05-HI3 A1
4.958%, 9/25/35 (l)	421,559	421,602
SACO I, Inc., Series 05-9 A2
4.928%, 12/25/35 (l)	366,190	366,188
Securitized Asset Backed Receivables LLC Trust, Series 06-OP1 A2A
4.888%, 10/25/35 (l)	172,734	172,748
SLM Student Loan Trust, Series 05-9 A1
4.257%, 1/25/13 (l)	294,439	294,430
Soundview Home Equity Loan Trust, Series 05-B A1
4.928%, 5/25/35 (l)	932,073	932,067
Series 06-1 A1
4.888%, 2/25/36 (l)	95,493	95,501
Series 06-OPT1 2A1
4.768%, 3/25/36 (l)	200,000	200,000
Structured Asset Investment Loan Trust, Series 05-6 A7
4.908%, 7/25/35 (l)	115,404	115,424
Structured Asset Securities Corp., Series 02-HF1 A
5.108%, 1/25/33 (l)	2,155	2,163
Series 05-7XS 2A1A
4.900%, 4/25/35 (l)	307,802	298,746
Series 05-S7 A1
4.948%, 12/25/35 §(l)	578,615	578,649
Susquehanna Auto Lease Trust, Series 06-1 A1
4.991%, 4/16/07 †§	$200,000	$200,219
USAA Auto Owner Trust, Series 06-1 A2
5.030%, 11/15/08	200,000	199,773
Wachovia Auto Owner Trust, Series 05-B A2
4.820%, 2/20/09	1,800,000	1,795,366
Wachovia Mortgage Loan Trust LLC, Series 05-WMC1 A1
4.928%, 10/25/35 (l)	193,334	193,364

		22,107,363

Non-Agency CMO (2.8%)
Banc of America Funding Corp., Series 06-A
4.626%, 2/20/36 (l)	780,136	761,865
Bear Stearns Adjustable Rate Mortgage Trust, Series 02-2 IIIA
6.784%, 6/25/31 (l)	1,354	1,340
Series 02-5 6A
5.925%, 6/25/32 (l)	4,435	4,414
Series 03-8 1A1
4.196%, 1/25/34 (l)	121,027	120,112
Series 03-8 2A1
4.815%, 1/25/34 (l)	34,460	33,939
Series 03-8 4A1
4.678%, 1/25/34 (l)	78,499	77,191
Citigroup Mortgage Loan Trust, Inc., Series 05-11 A1
4.900%, 12/25/35 (l)	98,099	96,784
Series 05-11 A2A
4.700%, 12/25/35 (l)	979,659	954,482
Series 06-WMC1 A2A
4.898%, 1/31/36 (l)	547,701	547,697
Countrywide Alternative Loan Trust, Series 03-J1 4A1
6.000%, 10/25/32	9,645	9,612
Countrywide Home Loan Mortgage Pass Through Trust, Series 02-30 M
3.864%, 10/19/32 (l)	47,106	46,085
Series 03-HYB3 7A1
3.793%, 11/19/33 (l)	85,487	82,011
Series 04-7 5A2
5.088%, 5/25/34 (l)	7,559	7,529
Series 05-R2 1AF1
5.158%, 6/25/35 §(l)	84,166	84,437
Credit Suisse First Boston Mortgage Securities Corp., Series 02-P1A A
4.879%, 3/25/32 †§(l)	12,315	12,389
Series 02-P3A A1
5.368%, 8/25/33 †§(l)	41,980	42,131
Series 05-C6 A1
4.938%, 12/15/40	193,680	191,850
First Horizon Asset Securities, Inc., Series 00-H 1A
7.000%, 9/25/30	386	385
Series 04-AA1 A1
4.754%, 6/25/34 (l)	184,271	181,297

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2006 (Unaudited)

	Principal Amount		Value (Note 1)
GGP Mall Properities Trust,
Series 01-C1A A2
5.007%, 11/15/11 §		$287,126	$286,707
Greenpoint Mortgage Funding Trust, Series 05-AR5 1A1
5.088%, 11/25/45 (l)		227,781	228,175
Harborview Mortgage Loan Trust, Series 06-1 2A1A
5.016%, 3/19/37 (l)		299,435	299,505
Lehman XS Trust, Series 06-A1 2A1
4.910%, 4/25/46 †(l)		700,000	700,000
MASTR Adjustable Rate Mortgages Trust, Series 04-13 3A7
3.787%, 11/21/34 (l)		100,000	94,094
Sequoia Mortgage Trust, Series 10-2A1
5.156%, 10/20/27 (l)		106,650	106,877
Structured Adjustable Rate Mortgage Loan Trust, Series 04-1 4A2
4.580%, 2/25/34 (l)		215,891	212,885
Series 04-19 2A1
5.288%, 1/25/35 †(l)		233,929	235,622
Washington Mutual, Inc., Series 02-AR2 A
4.597%, 2/27/34 (l)		22,502	22,080
Series 02-AR10 A6
4.816%, 10/25/32 (l)		6,928	6,869
Series 03-R1 A1
5.088%, 12/25/27 (l)		752,322	751,785
Series 05-AR13 A1A1
5.108%, 10/25/45 (l)		1,035,117	1,039,997
Series 05-AR15 A1A1
5.078%, 11/25/45 (l)		194,071	194,408

			7,434,554

Total Asset-Backed and Mortgage-Backed Securities			29,541,917

Consumer Discretionary (0.7%)
Automobiles (0.7%)
DaimlerChrysler NA Holdings Corp.
5.100%, 3/7/07 (l)		300,000	300,107
5.360%, 9/10/07 (l)		102,000	102,292
Ford Motor Credit Co.
5.880%, 3/21/07 (l)		700,000	689,645
5.800%, 1/12/09		700,000	639,280

			1,731,324

Hotels, Restaurants & Leisure (0.0%)
Starwood Hotels & Resorts Worldwide, Inc.
7.875%, 5/1/12		50,000	54,375

Media (0.0%)
Continental Cablevision, Inc.
8.300%, 5/15/06		50,000	50,168

Total Consumer Discretionary			1,835,867

Consumer Staples (0.1%)
Food & Staples Retailing (0.1%)
Delhaize America, Inc.
7.375%, 4/15/06		200,000	200,190

Total Consumer Staples			200,190

Energy (0.1%)
Oil & Gas (0.1%)
El Paso Corp.
7.750%, 1/15/32		$25,000	$25,187
El Paso Natural Gas Co.
8.375%, 6/15/32		50,000	56,536
El Paso Production Holding Co.
7.750%, 6/1/13		60,000	62,175
Pemex Project Funding Master Trust
8.000%, 11/15/11		50,000	54,275
8.625%, 2/1/22		25,000	29,500
Ras Laffan Liquefied Natural Gas Co., Ltd.
3.440%, 9/15/09 §		34,874	33,672
Vintage Petroleum, Inc.
7.875%, 5/15/11		60,000	62,391

Total Energy			323,736

Financials (1.6%)
Commercial Banks (0.3%)
HSBC Capital Funding LP
10.176%, 12/29/49 §(l)		100,000	144,663
HSBC Holdings plc
3.240%, 12/20/12	EUR	120,000	156,515
Rabobank Capital Funding Trust II
5.260%, 12/29/49 §(l)		$100,000	96,118
Rabobank Capital Funding Trust III
5.254%, 12/29/49 §(l)		120,000	113,414
Rabobank Nederland
4.640%, 1/15/09 §(l)		200,000	199,957

			710,667

Consumer Finance (0.6%)
General Motors Acceptance Corp.
5.645%, 5/18/06 (l)		1,700,000	1,696,328

Diversified Financial Services (0.7%)
Atlantic & Western Reinsurance Ltd.
10.990%, 1/9/07 §(l)		500,000	495,030
11.240%, 1/9/09 §(l)		300,000	289,533
Citigroup, Inc.
4.310%, 5/2/08 (l)		200,000	200,088
4.708%, 1/30/09 (l)		200,000	199,925
Eircom Funding
8.250%, 8/15/13		60,000	64,575
General Electric Capital Corp.
4.930%, 12/12/08 (l)		200,000	199,959
Petroleum Export Ltd.
5.265%, 6/15/11 §		98,304	96,052
Principal Life Global Funding I
4.922%, 4/19/06 §(l)		130,000	130,014
Racers, Series 97-R-8-3
5.049%, 8/15/07 †§(b)(l)		200,000	192,911

			1,868,087

Insurance (0.0%)
Metropolitan Life Global Funding I
4.880%, 5/22/06 §(l)		100,000	100,000

Total Financials			4,375,082

Government Securities (110.3%)
Agency ABS (0.0%)
Federal Home Loan Mortgage Corp.
5.078%, 8/25/31 (l)		34,069	34,229

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2006 (Unaudited)

	Principal Amount		Value (Note 1)
Agency CMO (1.4%)
Federal Home Loan Mortgage Corp.
5.000%, 6/15/13		$15,972	$15,944
4.000%, 3/15/23		100,000	98,515
4.000%, 10/15/23		182,009	178,133
6.500%, 3/15/29		1,897	1,898
6.500%, 4/15/29		88,066	89,719
5.099%, 12/15/29 (l)		12,337	12,387
5.099%, 12/15/30 (l)		126,581	127,006
4.818%, 10/25/44 (l)		71,437	71,840
4.818%, 2/25/45 (l)		1,208,957	1,213,192
Federal National Mortgage Association
5.500%, 8/25/09		40,650	40,393
4.500%, 10/25/22		88,212	87,746
4.685%, 5/25/35 (l)		600,000	586,205
5.168%, 5/25/42 (l)		104,176	104,403
5.950%, 2/25/44		400,000	397,967
Small Business Administration Participation Certificates
5.130%, 9/1/23		42,333	41,478
4.340%, 3/1/24		258,389	240,059
4.625%, 2/1/25		283,576	267,462

			3,574,347

Foreign Governments (1.0%)
Export-Import Bank of China
5.250%, 7/29/14 §		150,000	145,643
Federative Republic of Brazil
5.188%, 4/15/06 (l)		28,000	27,998
5.250%, 4/15/09 (l)		53,945	53,826
5.250%, 4/15/12 (l)		43,589	43,567
Government of France
4.000%, 4/25/55	EUR	200,000	243,022
Hong Kong Government International Bond
5.130%, 8/1/14 §		$250,000	244,080
Kingdom of Spain
3.100%, 9/20/06	JPY	13,000,000	111,695
4.200%, 1/31/37	EUR	100,000	124,718
Republic of Ecuador
9.000%, 8/15/30 (e)(m)		$600,000	600,000
Republic of Italy
3.800%, 3/27/08	JPY	64,000,000	574,822
Republic of Panama
9.625%, 2/8/11		$75,000	86,644
Republic of South Africa
5.250%, 5/16/13	EUR	50,000	63,678
6.500%, 6/2/14		$100,000	105,125
Ukraine Government International Bond
11.000%, 3/15/07 (m)		46,673	48,377
United Mexican States
8.300%, 8/15/31		88,000	106,348
6.750%, 9/27/34		100,000	103,250

			2,682,793

Municipal Bonds (0.3%)
California State Economic Recovery, Series A
5.250%, 7/1/12		20,000	21,562
6.590%, 7/1/12 §(l)		10,000	11,355
Golden State Tobacco Securitization Corp./California
6.750%, 6/1/39		40,000	44,984
7.900%, 6/1/42 (l)		25,000	29,881
New York City Municipal Water Finance Authority
5.000%, 6/15/35		$160,000	$164,266
New York City Municipal Water Finance Authority,
Series B
4.750%, 6/15/38		100,000	100,234
New York State Environmental Facilities Corp.
5.000%, 6/15/32		20,000	20,744
San Antonio, TX Water Revenue, Series A
5.000%, 5/15/32		150,000	153,800
South Carolina State Public Service Authority, Series A
5.000%, 1/1/13		110,000	117,305
Tobacco Settlement Financing Corp./NJ
6.375%, 6/1/32		95,000	103,484
6.000%, 6/1/37		70,000	73,350

			840,965

U.S. Government Agencies (5.5%)
Federal Home Loan Mortgage Corp.
6.057%, 11/1/23 (l)		30,347	31,043
4.557%, 1/1/34 (l)		190,129	186,900
6.500%, 7/25/43		27,518	27,878
Federal National Mortgage Association
5.000%, 1/1/17		62,019	60,468
5.000%, 2/1/18		341,750	333,203
5.000%, 8/1/18		353,651	344,807
5.000%, 9/1/18		198,248	193,290
5.000%, 10/1/18		143,582	140,266
5.000%, 8/1/19		43,255	42,208
5.500%, 7/1/34		393,533	384,187
4.194%, 11/1/34 (l)		1,054,700	1,038,444
4.730%, 1/1/35 (l)		149,141	146,951
4.640%, 7/1/35 (l)		1,166,232	1,154,964
5.500%, 9/1/35		190,147	185,660
5.000%, 11/1/35		990,758	943,448
4.818%, 3/1/44 (l)		2,846,344	2,853,197
4.818%, 10/1/44 (l)		147,436	148,205
5.500%, 4/25/36 TBA		5,900,000	5,758,034
Government National Mortgage Association
6.000%, 8/15/32		188,114	190,336
5.820%, 2/15/33		105,792	107,042
6.000%, 2/15/33		126,547	128,042
6.000%, 10/15/33		25,973	26,280
6.000%, 1/15/34		75,866	76,762
Small Business Administration
4.504%, 2/1/14		128,664	122,597

			14,624,212

U.S. Treasuries (102.1%)
U.S. Treasury Bonds
4.500%, 2/15/36		1,000,000	938,281
Inflation Indexed
2.375%, 1/15/25		33,459,738	33,625,732
2.000%, 1/15/26		8,407,140	7,967,077
3.625%, 4/15/28		21,616,144	26,570,975
3.875%, 4/15/29		7,370,996	9,460,216
U.S. Treasury Notes
4.500%, 11/15/15		400,000	388,156
Inflation Indexed
3.375%, 1/15/07		4,137,276	4,181,557
3.625%, 1/15/08		15,245,924	15,662,214
3.875%, 1/15/09		11,627,328	12,173,266
4.250%, 1/15/10		16,705,773	17,948,916

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
0.875%, 4/15/10	$31,035,600	$29,396,548
3.500%, 1/15/11	15,408,225	16,287,572
3.000%, 7/15/12	22,317,364	23,256,256
1.875%, 7/15/13	108,157	105,026
2.000%, 1/15/14	1,182,588	1,154,179
2.000%, 7/15/14	25,187,015	24,564,216
1.875%, 7/15/15	47,182,674	45,376,474
2.000%, 1/15/16	2,602,210	2,524,245

		271,580,906

Total Government Securities		293,337,452

Industrials (0.0%)
Airlines (0.0%)
United Air Lines, Inc.
6.602%, 9/1/13 (h)	47,750	47,267

Total Industrials		47,267

Materials (0.1%)
Chemicals (0.1%)
Nalco Co.
8.875%, 11/15/13	200,000	208,000

Containers & Packaging (0.0%)
Packaging Corp. of America
4.380%, 8/1/08	143,000	139,016

Total Materials		347,016

Telecommunication Services (0.2%)
Diversified Telecommunication Services (0.1%)
Deutsche Telekom International Finance BV
8.125%, 5/29/12	EUR 76,000	110,988
France Telecom S.A.
6.750%, 3/14/08 (m)	139,000	177,792

		288,780

Wireless Telecommunication Services (0.1%)
American Cellular Corp., Series B
10.000%, 8/1/11	$60,000	65,100
Nextel Communications, Inc.
7.375%, 8/1/15	60,000	62,924

		128,024

Total Telecommunication Services		416,804

Utilities (0.2%)
Electric Utilities (0.1%)
Nevada Power Co., Series L
5.875%, 1/15/15	150,000	147,198

Gas Utilities (0.1%)
Tennessee Gas Pipeline Co.
8.375%, 6/15/32	150,000	171,161

Multi-Utilities & Unregulated Power (0.0%)
NiSource Finance Corp.
5.344%, 11/23/09 (l)	100,000	100,322
Sonat, Inc.
7.625%, 7/15/11	35,000	36,050

		136,372

Total Utilities		454,731

Total Long-Term Debt Securities (124.4%) (Cost $333,615,304)		330,880,062

SHORT-TERM INVESTMENTS:
Commercial Paper (52.6%)
ANZ National International Ltd.
4.34%, 4/12/06 (n)(p)	6,300,000	6,290,891
ASB Bank Ltd.
4.48%, 5/10/06 (n)(p)	3,500,000	3,482,672
Bank of Ireland
4.64%, 5/8/06 (n)(p)	$1,900,000	$1,890,732
4.78%, 5/23/06 (n)(p)	5,700,000	5,660,133
Barclays U.S. Funding Corp.
4.49%, 4/17/06 (p)	3,100,000	3,093,434
4.72%, 5/22/06 (p)	3,000,000	2,979,669
BNP Paribas Finance, Inc.
4.37%, 4/20/06 (p)	1,600,000	1,596,123
4.72%, 5/22/06 (p)	2,100,000	2,085,768
CBA Delaware Finance, Inc.
4.72%, 5/22/06 (p)	4,000,000	3,972,892
Danske Corp.
4.39%, 4/6/06 (n)(p)	3,900,000	3,897,146
4.53%, 4/24/06 (n)(p)	1,900,000	1,894,281
4.63%, 6/1/06 (n)(p)	600,000	595,254
Dexia Delaware LLC
4.39%, 4/6/06 (p)	500,000	499,634
4.66%, 5/15/06 (p)	6,700,000	6,661,201
DnB NOR Bank ASA
4.49%, 4/21/06 (p)	1,400,000	1,396,347
4.66%, 6/1/06 (p)	1,600,000	1,587,264
4.70%, 6/8/06 (p)	4,700,000	4,658,029
General Electric Capital Corp.
4.61%, 5/9/06 (p)	5,500,000	5,472,642
HBOS Treasury Services plc
4.61%, 5/9/06 (p)	5,000,000	4,975,129
4.75%, 5/23/06 (p)	300,000	297,915
4.71%, 6/15/06 (p)	2,100,000	2,079,336
Ixis Commercial Paper
4.61%, 5/8/06 (n)(p)	2,700,000	2,686,914
Nordea North America, Inc.
4.40%, 4/20/06 (p)	5,000,000	4,987,804
4.64%, 5/9/06 (p)	400,000	397,998
4.73%, 5/25/06 (p)	2,300,000	2,283,514
Rabobank USA Finance Corp.
4.83%, 4/3/06 (p)	7,200,000	7,197,102
San Paolo-IMI S.p.A.
4.43%, 4/26/06 (p)	6,300,000	6,279,914
4.81%, 5/30/06 (p)	1,400,000	1,388,873
Skandinaviska Enskilda Banken AB
4.51%, 4/10/06 (n)(p)	4,500,000	4,494,371
4.77%, 6/22/06 (n)(p)	3,300,000	3,264,129
Societe Generale Northern America, Inc.
4.37%, 4/20/06 (p)	1,000,000	997,577
4.72%, 5/22/06 (p)	1,300,000	1,291,190
4.69%, 6/12/06 (p)	5,300,000	5,250,074
Spintab AB
4.80%, 5/26/06 (p)	1,000,000	992,582
Swedbank AB
4.40%, 4/20/06 (p)	3,200,000	3,192,194
4.64%, 5/9/06 (p)	1,400,000	1,392,992
Total Capital S.A.
4.76%, 4/5/06 (n)(p)	7,200,000	7,195,240
Toyota Motor Credit Corp.
4.51%, 5/17/06 (p)	6,100,000	6,064,280
UBS Finance Delaware LLC
4.83%, 4/3/06 (p)	600,000	599,759
4.48%, 4/10/06 (p)	3,300,000	3,295,899
4.37%, 4/20/06 (p)	300,000	299,273
4.72%, 5/22/06 (p)	700,000	695,256
4.61%, 5/24/06 (p)	3,100,000	3,078,704
Westpac Trust Securities NZ Ltd.
4.56%, 4/28/06 (b)(n)(p)	2,500,000	2,491,164
4.72%, 5/22/06 (n)(p)	5,000,000	4,966,115

Total Commercial Paper		139,849,410

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2006 (Unaudited)

	Principal Amount		Value (Note 1)
Government Securities (25.5%)
Belgium Treasury Bills
2.48%, 6/15/06 (p)	EUR	460,000	$553,770
2.57%, 7/13/06 (p)		350,000	420,426
Dutch Treasury Certificates
2.38%, 4/28/06 (p)		1,000,000	1,207,913
Federal Home Loan Bank
4.63%, 4/3/06 (o)(p)		$5,900,000	5,897,724
4.65%, 4/19/06 (o)(p)		7,500,000	7,481,633
4.55%, 4/28/06 (o)(p)		2,100,000	2,092,601
Federal Home Loan Mortgage Corp.
4.65%, 4/3/06 (o)(p)		7,200,000	7,197,210
4.38%, 4/4/06 (o)(p)		2,500,000	2,498,784
4.43%, 4/18/06 (o)(p)		10,000,000	9,977,919
4.46%, 4/25/06 (o)(p)		800,000	797,530
4.58%, 5/16/06 (o)(p)		2,400,000	2,386,034
Federal National Mortgage Association
4.65%, 4/3/06 (o)(p)		3,200,000	3,198,760
4.25%, 4/12/06 (o)(p)		13,000,000	12,981,622
4.31%, 4/26/06 (o)(p)		1,500,000	1,495,346
4.80%, 7/17/06 (o)(p)		9,000,000	8,873,478
France B.T.F.
2.43%, 5/24/06 (p)		250,000	301,439
German Treasury Bills
2.65%, 8/16/06 (p)	EUR	20,000	23,960
U.S. Treasury Bills
4.33%, 6/15/06 #(p)		$305,000	302,236

Total Government Securities			67,688,385

Time Deposit (1.3%)
JPMorgan Chase Nassau
4.26%, 4/3/06		3,521,801	3,521,801

Total Short-Term Investments (79.4%) (Amortized Cost $211,045,202)			211,059,596

	Number of Contracts(c)
OPTIONS PURCHASED:
Call Options (0.0%)*
U.S. Treasury 5 Year Notes
June-06 @ $108.00		148	2,313
U.S. Treasury Bonds
June-06 @ $119.00		187	2,922

			5,235

Put Options (0.0%)*
EURODollar Futures
December-06 @ $91.75		15	94
March-07 @ $92.00		405	2,531
U.S. Treasury 10 Year Notes
June-06 @ $101.00		63	984
June-06 @ $102.00		32	1,000
U.S. Treasury Inflation Indexed Notes,
1.875% 7/15/15
June-06 @ $77.00		25,000,000	—
U.S. Treasury Inflation Indexed Bonds,
2.375% 1/15/25
June-06 @ $63.00		33,000,000	—
2.000% 1/15/26
June-06 @ $63.00		17,200,000	—

			4,609

Total Options Purchased (0.0%) (Cost $29,731)			9,844

Total Investments (203.8%) (Cost/Amortized Cost $544,690,237)			541,949,502
Other Assets Less Liabilities (-103.8%)			(275,984,493)

Net Assets (100%)			$265,965,009

*	Non-income producing.

†	Securities (totaling $2,183,993 or 0.82% of net assets) valued at fair value.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2006, the market value of these securities amounted to $4,014,545 or 1.51% of net assets. Securities denoted with “§” but without “(b)”have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

#	All, or a portion of security held by broker as collateral for financial futures contracts.

(b)	Illiquid security.

(c)	One contract relates to 100 shares.

(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2006. Maturity date disclosed is the ultimate maturity date.

(h)	Security in default.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2006.

(m)	Regulation S is an exemption for securities offering that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.

(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.

(o)	Discount Note Security. Effective rate calculated as of March 31, 2006.

(p)	Yield to maturity.

Glossary:

ABS — Asset-Backed Security

CMO — Collaterized Mortgage Obligation

EUR — European Currency Unit

JPY — Japanese Yen

TBA — Security is subject to delayed delivery.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2006 (Unaudited)

At March 31, 2006 the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 3/31/06	Unrealized Appreciation/ (Depreciation)
EURODollar	105	June-07	$24,937,500	$24,894,187	$(43,313)
EURODollar	105	September-07	24,940,125	24,900,750	(39,375)
EURODollar	105	December-07	24,938,813	24,900,750	(38,063)
EURODollar	105	March-08	24,937,500	24,899,438	(38,062)
U.S. 10 Year Treasury Notes	135	June-06	14,516,546	14,362,734	(153,812)

					$(312,625)

Sales
EURODollar	6	December-06	$861,170	$850,760	10,410
U.S. 5 Year Treasury Notes	193	June-06	20,277,063	20,156,438	120,625
U.S. Treasury Bonds	197	June-06	21,991,461	21,503,781	487,680

					$618,715

					$306,090

At March 31, 2006 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Local Contract Amount (000’s)	Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts
European Union, expiring 4/25/06	223	$272,067	$270,191	$(1,876)

Foreign Currency Sell Contracts
European Union, expiring 4/25/06	100	$121,093	$121,162	$(69)
European Union, expiring 4/25/06	2,894	$3,506,998	$3,506,428	570

				$501

				$(1,375)

Options written for the three months ended March 31, 2006, were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding—January 1, 2006	52	$10,800
Options Written	80	16,218
Options Terminated in Closing Purchase Transactions	—	—
Options Expired	(132)	(27,018)
Options Exercised	—	—

Options Outstanding—March 31, 2006	—	$—

Investment security transactions for the three months ended March 31, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$32,447,309
U.S. Government securities	981,844,077

$1,014,291,386

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$24,768,836
U.S. Government securities	923,408,571

$948,177,407

As of March 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(7,001,491)

Net unrealized depreciation	$(7,001,491)

Federal income tax cost of investments	$548,950,993

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/SHORT DURATION BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (29.9%)
Asset-Backed Securities (22.9%)
Advanta Business Card Master Trust, Series 05-A3 A3
4.700%, 10/20/11	$15,000,000	$14,782,035
American Express Credit Account Master Trust, Series 03-4 A
1.690%, 1/15/09	4,500,000	4,470,419
AmeriCredit Automobile Receivables Trust, Series 05-DA A3
4.870%, 10/6/10	14,350,000	14,249,857
Amresco Residential Securities Mortgage Loan Trust, Series 98-2 M1F
6.745%, 6/25/28	67,619	67,348
Asset Backed Funding Certificates, Series 01-1 M1
6.863%, 5/20/32	273,571	272,673
Atherton Franchisee Loan Funding, Series 98-A A2
6.720%, 5/15/20 §	58,778	58,866
Capital Auto Receivables Asset Trust, Series 02-2C
4.160%, 1/15/10	3,665,000	3,556,280
Capital One Master Trust, Series 98-1 A
6.310%, 6/15/11	16,000,000	16,331,450
Capital One Multi-Asset Execution Trust, Series 03-C1 C1
7.299%, 3/15/11 (l)	250,000	260,748
Carmax Auto Owner Trust, Series 04-2 A4
3.460%, 9/15/11	1,784,000	1,725,720
Series 05-2 A3
4.210%, 1/15/10	10,400,000	10,240,109
Centex Home Equity, Series 04-D MV3
5.818%, 9/25/34 (l)	250,000	252,538
Chase Manhattan Auto Owner Trust, Series 05-B A3
4.840%, 7/15/09	17,000,000	16,918,029
Circuit City Credit Card Master Trust, Series 03-2 CTFS
8.749%, 4/15/11 (l)§	400,000	400,500
CIT Equipment Collateral, Series 05-EF1 A3
4.420%, 5/20/09	7,000,000	6,916,323
Citibank Credit Card Issuance Trust, Series 02-C3 C3
6.050%, 12/15/09 (l)	250,000	253,335
Series 03-A3 A3
3.100%, 3/10/10	11,375,000	10,935,696
Series 05-B1 B1
4.400%, 9/15/10	17,750,000	17,350,982
Series 05-C5 C5
4.950%, 10/25/10	15,400,000	15,196,689
CNH Equipment Trust, Series 06-A A3
5.200%, 8/15/10	17,300,000	17,258,127
Dillard Credit Card Master Trust, Series 02-2 A
3.800%, 9/15/10	5,000,000	4,972,680
DVI Receivables Corp., Series 03-1 D1
6.191%, 3/12/11 †(l)	$160,268	$—
Ford Credit Auto Owner Trust, Series 05-C A3
4.300%, 8/15/09	12,500,000	12,310,456
GCO Slims Trust, Series 06-1A
5.720%, 3/1/22 §(b)	10,200,000	10,046,203
Harley-Davidson Motorcycle Trust, Series 03-2 A2
2.070%, 2/15/11	15,459,607	14,979,062
Honda Auto Receivables Owner Trust, Series 03-3 A4
2.770%, 11/21/08	9,000,000	8,827,714
Household Automotive Trust, Series 03-1 A4
2.220%, 11/17/09	14,083,792	13,795,417
Series 05-2 A3
4.370%, 5/17/10	6,500,000	6,408,353
John Deere Owner Trust, Series 04-A A4
3.020%, 3/15/11	14,985,000	14,535,363
Lehman ABS Manufactured Housing Contract, Series 02-A A
5.199%, 6/15/33 (l)	80,501	80,473
Long Beach Auto Receivables Trust, Series 05-A A3
4.080%, 6/15/10	17,800,000	17,564,951
MBNA Credit Card Master Note Trust, Series 02-B1 B1
5.150%, 7/15/09	3,605,000	3,598,355
Series 05-A7 A7
4.300%, 2/15/11	15,000,000	14,705,509
Morgan Stanley ABS Capital I, Series 04-HE4 M3
6.318%, 5/25/34 (l)	200,000	199,997
Nissan Auto Lease Trust, Series 05-A A3
4.700%, 10/15/08	14,000,000	13,901,040
Onyx Acceptance Grantor Trust Series 05-B A3
4.180%, 3/15/10	5,000,000	4,927,049
Triad Auto Receivables Owner Trust, Series 04-A A4
2.590%, 9/13/10	10,000,000	9,698,933
USAA Auto Owner Trust, Series 06-1 A3
5.010%, 9/15/10	10,500,000	10,468,723
WFS Financial Owner Trust, Series 04-1 A4
2.810%, 8/22/11	15,000,000	14,509,819
Series 05-3 B
4.500%, 5/17/13	5,000,000	4,876,739
World Financial Network Credit Card Master Trust, Series 04-B C
5.399%, 7/15/10 (l)	400,000	400,217

		332,304,777

Non-Agency CMO (7.0%)
Bank of America Mortgage Securities, Series 03-I 1A1
3.271%, 10/25/33 (l)	227,653	227,145
Series 04-A 1A1
3.453%, 2/25/34 (l)	146,782	145,882

EQ ADVISORS TRUST

EQ/SHORT DURATION BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
Bear Stearns Commercial Mortgage Securities, Series 04-T16 A2
3.700%, 2/13/46	$9,710,000	$9,390,237
CF First Boston Mortgage Securities Corp., Series 03-C3 A2
2.843%, 5/15/38	10,990,000	10,478,428
Series 04-C1A2
3.516%, 1/15/37	9,680,000	9,289,018
GMAC Commercial Mortgage Securities, Inc., Series 06-C1 A1
4.975%, 11/10/45	8,521,188	8,447,823
Greenwich Capital Commercial Funding Corp. Series 02-C1 A1
3.357%, 1/11/13	10,242,839	9,984,178
GS Mortgage Securities Corp. II, Series 05-GG4 A1P
5.285%, 7/10/39	9,270,986	9,264,356
LB-UBS Commercial Mortgage Trust, Series 01-C3 A1
6.058%, 6/15/20	7,522,869	7,608,879
Morgan Stanley Capital I, Series MSC 06-T21 A1
4.925%, 10/12/52	6,664,690	6,578,066
Nomura Asset Securities Corp., Series 98-D6 A1B
6.590%, 3/15/30	11,500,000	11,766,449
Washington Mutual, Inc., Series 03-AR5 A6
3.695%, 6/25/33 (l)	15,000,000	14,408,096
Series 03-AR10 A4
4.065%, 10/25/33 (l)	4,250,000	4,199,268

		101,787,825

Total Asset-Backed and Mortgage-Backed Securities		434,092,602

Consumer Discretionary (3.0%)
Hotels, Restaurants & Leisure (0.7%)
Yum! Brands, Inc.
7.650%, 5/15/08	9,200,000	9,590,706

Household Durables (1.3%)
DR Horton, Inc.
8.000%, 2/1/09	8,175,000	8,617,324
Fortune Brands, Inc.
2.875%, 12/1/06	6,000,000	5,904,162
Lennar Corp.
5.270%, 8/20/07 (l)	4,400,000	4,406,961

		18,928,447

Media (1.0%)
Comcast Cable Communications
8.375%, 5/1/07	6,500,000	6,700,050
Cox Enterprises, Inc.
4.375%, 5/1/08 §(b)	8,200,000	7,959,937
News America, Inc.
6.625%, 1/9/08	600,000	612,788

		15,272,775

Total Consumer Discretionary		43,791,928

Consumer Staples (2.3%)
Beverages (1.6%)
Diageo Capital plc
3.500%, 11/19/07	11,300,000	10,981,318
PepsiCo, Inc.
3.200%, 5/15/07	11,750,000	11,508,314

		22,489,632

Food & Staples Retailing (0.2%)
Safeway, Inc.
4.800%, 7/16/07	$3,000,000	$2,973,696

Food Products (0.5%)
Bunge Ltd. Finance Corp.
4.375%, 12/15/08	8,000,000	7,767,464

Total Consumer Staples		33,230,792

Energy (2.2%)
Oil & Gas (2.2%)
Anadarko Petroleum Corp.
3.250%, 5/1/08	3,800,000	3,641,107
Norsk Hydro ASA
6.360%, 1/15/09	9,275,000	9,499,446
Occidental Petroleum Corp.
7.375%, 11/15/08	5,195,000	5,451,648
Ocean Energy, Inc.
4.375%, 10/1/07	8,700,000	8,578,139
Valero Energy Corp.
3.500%, 4/1/09	5,700,000	5,389,527

		32,559,867

Total Energy		32,559,867

Financials (12.8%)
Commercial Banks (1.8%)
Bank One NA/Illinois
3.700%, 1/15/08	14,250,000	13,875,553
RBS Capital Trust IV
5.779%, 9/29/49 (l)	6,400,000	6,466,329
Wells Fargo & Co.
3.500%, 4/4/08	6,000,000	5,806,398

		26,148,280

Consumer Finance (2.9%)
Boeing Capital Corp.
5.750%, 2/15/07	14,000,000	14,043,330
Capital One Bank
5.000%, 6/15/09	10,712,000	10,584,924
John Deere Capital Corp.
4.375%, 3/14/08	10,000,000	9,822,950
SLM Corp.
5.630%, 4/10/07	7,700,000	7,722,199

		42,173,403

Diversified Financial Services (3.5%)
CIT Group, Inc.
5.500%, 11/30/07	8,300,000	8,321,837
General Electric Capital Corp.
3.450%, 7/16/07	8,500,000	8,316,706
HSBC Finance Corp.
5.875%, 2/1/09	8,500,000	8,618,243
International Lease Finance Corp.
5.625%, 6/1/07	3,500,000	3,501,761
MBNA Corp.
6.250%, 1/17/07	8,000,000	8,061,184
Toyota Motor Credit Corp
4.400%, 10/1/08	14,000,000	13,735,288

		50,555,019

Insurance (1.8%)
American International Group, Inc.
2.875%, 5/15/08	13,300,000	12,673,557
Protective Life Secured Trust
3.700%, 11/24/08	9,650,000	9,268,072
RenaissanceReinsurance Holdings Ltd.
7.000%, 7/15/08	4,700,000	4,815,644

		26,757,273

EQ ADVISORS TRUST

EQ/SHORT DURATION BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
Real Estate (2.2%)
Duke Realty LP (REIT)
6.800%, 2/12/09	$7,720,000	$7,957,452
Kimco Realty Corp.(REIT)
3.950%, 8/5/08	8,000,000	7,770,992
Simon Property Group LP(REIT)
6.375%, 11/15/07	9,350,000	9,485,369
Vornado Realty LP (REIT)
5.625%, 6/15/07	6,000,000	6,007,332

		31,221,145

Thrifts & Mortgage Finance (0.6%)
Countrywide Home Loans, Inc.
5.625%, 5/15/07	9,000,000	9,026,667

Total Financials		185,881,787

Government Securities (32.5%)
Agency CMO (0.8%)
Government National Mortgage Association, Series 06-9 A
4.201%, 8/16/26	11,700,000	11,290,748

Foreign Governments (0.4%)
Province of Quebec
7.000%, 1/30/07	6,000,000	6,084,840

U.S. Government Agencies (18.5%)
Federal Home Loan Bank
2.875%, 9/15/06	10,000,000	9,903,200
4.500%, 5/11/07	30,000,000	29,796,690
4.625%, 2/8/08	15,000,000	14,879,475
3.375%, 2/15/08	13,550,000	13,135,953
Federal Home Loan Mortgage Corp.
4.780%, 5/1/35 (l)	20,255,787	19,751,386
4.777%, 9/1/35 (l)	18,909,175	18,594,651
Federal National Mortgage Association
2.750%, 8/11/06	500,000	496,052
4.521%, 5/1/33 (l)	399,413	389,685
3.679%, 6/1/34 (l)	148,428	146,717
4.277%, 7/1/34 (l)	321,764	315,555
4.577%, 12/1/34 (l)	11,833,383	11,629,622
4.500%, 1/1/35 (l)	9,823,952	9,585,726
4.543%, 4/1/35 (l)	12,418,143	12,139,159
4.637%, 5/1/35 (l)	8,705,415	8,530,692
4.893%, 6/1/35 (l)	27,529,942	27,209,939
4.646%, 7/1/35 (l)	18,815,338	18,462,032
4.734%, 7/1/35 (l)	18,187,224	17,877,322
4.817%, 7/1/35 (l)	13,564,024	13,371,842
5.196%, 7/1/35 (l)	16,924,934	16,832,858
4.861%, 12/1/35(l)	25,987,331	25,634,102

		268,682,658

U.S. Treasuries (12.8%)
U.S. Treasury Notes
3.125%, 1/31/07	69,100,000	68,125,552
3.625%, 4/30/07	15,000,000	14,805,465
6.125%, 8/15/07	62,250,000	63,271,274
3.000%, 11/15/07	2,150,000	2,088,355
3.750%, 5/15/08	1,400,000	1,369,922
3.125%, 9/15/08	36,710,000	35,278,897

		184,939,465

Total Government Securities		470,997,711

Health Care (0.5%)
Health Care Providers & Services (0.5%)
WellPoint, Inc.
3.750%, 12/14/07	$7,900,000	$7,693,217

Total Health Care		7,693,217

Industrials (3.1%)
Aerospace & Defense (0.4%)
Raytheon Co.
6.150%, 11/1/08	5,600,000	5,707,022

Airlines (0.2%)
Southwest Airlines Co.
7.875%, 9/1/07	2,513,000	2,594,190

Commercial Services & Supplies (0.4%)
Aramark Services, Inc.
7.100%, 12/1/06	6,000,000	6,058,794

Industrial Conglomerates (0.6%)
Tyco International Group S.A.
6.125%, 1/15/09	9,200,000	9,326,868

Machinery (0.6%)
Illinois Tool Works, Inc.
5.750%, 3/1/09	8,275,000	8,400,267

Road & Rail (0.9%)
CSX Corp.
6.250%, 10/15/08	8,450,000	8,629,410
Norfolk Southern Corp.
6.000%, 4/30/08	4,000,000	4,046,468

		12,675,878

Total Industrials		44,763,019

Information Technology (2.2%)
Communications Equipment (0.5%)
Motorola, Inc.
4.608%, 11/16/07	8,000,000	7,910,360

Computers & Peripherals (0.8%)
Hewlett-Packard Co.
5.500%, 7/1/07	11,200,000	11,198,420

IT Services (0.5%)
First Data Corp.
3.375%, 8/1/08	7,500,000	7,167,690

Software (0.4%)
CA, Inc.
6.500%, 4/15/08	5,600,000	5,693,901

Total Information Technology		31,970,371

Materials (2.2%)
Chemicals (1.6%)
International Flavors & Fragrances Inc.
6.450%, 5/15/06	6,000,000	6,007,121
Potash Corp. of Saskatchewan, Inc.
7.125%, 6/15/07	7,130,000	7,262,611
Valspar Corp.
6.000%, 5/1/07	10,000,000	10,007,550

		23,277,282

Metals & Mining (0.6%)
Alcoa, Inc.
4.250%, 8/15/07	8,000,000	7,879,024

Total Materials		31,156,306

EQ ADVISORS TRUST

EQ/SHORT DURATION BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
Telecommunication Services (2.2%)
Diversified Telecommunication Services (0.8%)
Deutsche Telekom International Finance BV
3.875%, 7/22/08	$11,600,000	$11,242,500

Wireless Telecommunication Services (1.4%)
Sprint Capital Corp.
6.125%, 11/15/08	10,000,000	10,177,330
Vodafone Group plc
3.950%, 1/30/08	10,000,000	9,757,020

		19,934,350

Total Telecommunication Services		31,176,850

Utilities (3.0%)
Electric Utilities (2.6%)
Entergy Gulf States, Inc.
3.600%, 6/1/08	8,250,000	7,890,292
Midamerican Energy Holding Co.
4.625%, 10/1/07	6,000,000	5,925,378
Ohio Edison Co.
4.000%, 5/1/08	9,700,000	9,415,402
Pacific Gas & Electric Co.
3.600%, 3/1/09	4,700,000	4,469,672
Public Service Co. of New Mexico
4.400%, 9/15/08	4,900,000	4,755,641
Virginia Electric & Power Co.
7.625%, 7/1/07	5,000,000	5,122,170

		37,578,555

Multi-Utilities & Unregulated Power (0.4%)
Sempra Energy
4.621%, 5/17/07	6,000,000	5,946,606

Total Utilities		43,525,161

Total Long-Term Debt Securities (95.9%) (Cost $1,405,082,332)		1,390,839,611

SHORT-TERM INVESTMENT:
Commercial Paper (3.5%)
Rabobank USA Finance Corp.
4.83%, 4/3/06 (Amortized Cost $49,986,583)	$50,000,000	$49,979,875

Total Investments (99.4%) (Cost/Amortized Cost $1,455,068,915)		1,440,819,486

Other Assets Less Liabilities (0.6%)		9,063,508

Net Assets (100%)		$1,449,882,994

†	Securities (totaling $0 or 0.00% of net assets) valued at fair value.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2006, the market value of these securities amounted to $18,465,506 or 1.27% of net assets. Securities denoted with “§” but without “(b)”have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid security.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2006.

Glossary:

REIT — Real Estate Investment Trust

Investment security transactions for the three months ended March 31, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$379,037,311
U.S. Government securities	34,857,920

$413,895,231

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$137,928,147
U.S. Government securities	43,254,888

$181,183,035

As of March 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$67,216
Aggregate gross unrealized depreciation	(14,429,257)

Net unrealized depreciation	$(14,362,041)

Federal income tax cost of investments	$1,455,181,527

The Portfolio has a net capital loss carryforward of $348,305 which expires in the year 2013.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (13.8%)
Auto Components (0.7%)
Aftermarket Technology Corp.*	6,800	$153,748
American Axle & Manufacturing Holdings, Inc.^	18,300	313,479
ArvinMeritor, Inc.	40,700	606,837
Bandag, Inc.^	6,300	263,781
Cooper Tire & Rubber Co.^	28,700	411,558
Drew Industries, Inc.*	6,800	241,740
Hayes Lemmerz International, Inc.*^	59,500	162,435
LKQ Corp.*^	21,500	447,415
Modine Manufacturing Co.	14,900	439,550
Noble International Ltd.	9,450	159,989
Proliance International, Inc.*^	1	5
Quantum Fuel Systems Technologies Worldwide, Inc.*^	46,200	165,396
R&B, Inc.*^	30,100	308,525
Sauer-Danfoss, Inc.^	5,900	135,405
Standard Motor Products, Inc.^	26,600	236,208
Strattec Security Corp.*	6,900	257,301
Superior Industries International, Inc.^	10,800	209,088
Tenneco, Inc.*	20,100	435,969
Visteon Corp.*^	54,500	250,700

		5,199,129

Automobiles (0.3%)
Coachmen Industries, Inc.^	17,500	199,150
Fleetwood Enterprises, Inc.*	28,300	316,111
Monaco Coach Corp.^	12,750	170,850
Thor Industries, Inc.^	15,800	843,088
Winnebago Industries, Inc.^	15,600	473,304

		2,002,503

Distributors (0.3%)
Audiovox Corp., Class A*^	19,700	235,218
Building Material Holding Corp.^	11,400	406,296
Earle M Jorgensen Co.*	18,600	281,790
Handleman Co.^	27,400	263,040
Keystone Automotive Industries, Inc.*^	6,300	265,923
Prestige Brands Holdings, Inc.*	12,200	148,474
Source Interlink Cos., Inc.*^	18,829	214,650

		1,815,391

Diversified Consumer Services (0.9%)
Alderwoods Group, Inc.*	17,500	313,250
Bright Horizons Family
Solutions, Inc.*	13,000	503,490
Corinthian Colleges, Inc.*^	38,800	558,720
DeVry, Inc.*^	24,900	566,973
Educate, Inc.*^	32,900	280,308
Escala Group, Inc.*^	6,100	159,759
Jackson Hewitt Tax Service, Inc.	16,000	505,280
Lincoln Educational Services Corp.*^	11,500	194,925
Matthews International Corp., Class A	16,000	612,160
Pre-Paid Legal Services, Inc.^	5,300	188,044
Regis Corp.	21,800	751,664
Sotheby’s Holdings, Inc., Class A*	23,996	696,844
Stewart Enterprises, Inc.	41,900	239,249
Strayer Education, Inc.^	7,300	746,498
Universal Technical Institute, Inc.*	9,100	273,910

		6,591,074

Hotels, Restaurants & Leisure (2.6%)
AFC Enterprises, Inc.*^	10,900	$151,510
Ambassadors Group, Inc.	4,650	118,110
Ameristar Casinos, Inc.	12,200	314,638
Aztar Corp.*^	17,400	730,626
Bally Technologies, Inc.*^	20,500	348,295
BJ’s Restaurants, Inc.*^	6,300	170,100
Bluegreen Corp.*	22,300	294,806
Bob Evans Farms, Inc.^	15,200	451,592
Buffalo Wild Wings, Inc.*	4,050	168,399
California Pizza Kitchen, Inc.*	8,200	266,090
CEC Entertainment, Inc.*	14,700	494,214
Churchill Downs, Inc.^	7,200	275,904
CKE Restaurants, Inc.^	26,800	466,320
Denny’s Corp.*^	38,700	184,212
Dominos Pizza, Inc.	13,800	393,990
Dover Motorsports, Inc.^	25,100	137,799
Gaylord Entertainment Co.*	19,200	871,296
Great Wolf Resorts, Inc.*	27,000	312,930
IHOP Corp.	9,800	469,812
International Speedway Corp., Class A	1	36
Isle of Capri Casinos, Inc.*^	5,089	169,362
Jack in the Box, Inc.*	16,300	709,050
Krispy Kreme Doughnuts, Inc.*^	22,100	198,458
Landry’s Restaurants, Inc.^	9,400	332,102
Life Time Fitness, Inc.*^	10,000	468,500
Lodgian, Inc.*^	15,000	208,350
Lone Star Steakhouse & Saloon, Inc.	7,600	215,992
Luby’s, Inc.*	12,300	153,627
Magna Entertainment Corp., Class A*^	18,200	123,578
Marcus Corp.^	6,500	129,675
McCormick & Schmick’s Seafood Restaurants, Inc.*	6,800	173,196
Mikohn Gaming Corp.*^	32,700	312,939
Monarch Casino & Resort, Inc.*^	6,900	195,891
MTR Gaming Group, Inc.*	27,300	281,190
Multimedia Games, Inc.*^	9,900	147,312
O’Charley’s, Inc.*	13,300	245,518
P.F. Chang’s China Bistro, Inc.*^	12,500	616,125
Papa John’s International, Inc.*^	10,900	357,629
Pinnacle Entertainment, Inc.*	21,650	609,880
Rare Hospitality International, Inc.*	18,400	640,872
Red Robin Gourmet Burgers, Inc.*^	5,000	236,000
Riviera Holdings Corp.^	7,000	117,950
Ruby Tuesday, Inc.	27,500	882,200
Ruth’s Chris Steak House*	8,600	204,766
Ryan’s Restaurant Group, Inc.*^	20,950	303,775
Shuffle Master, Inc.*^	15,525	554,863
Six Flags, Inc.*^	45,900	467,262
Speedway Motorsports, Inc.	8,232	314,545
Steak n Shake Co.*^	11,815	249,297
Sunterra Resorts, Inc.*^	9,400	134,232
Texas Roadhouse, Inc., Class A*^	18,000	307,620
Triarc Cos., Inc., Class B^	16,550	289,294
Vail Resorts, Inc.*	13,100	500,682
WMS Industries, Inc.*^	9,600	288,960

		17,761,371

Household Durables (1.5%)
Avatar Holdings, Inc.*^	2,600	158,600
Blount International, Inc.*	12,300	198,153
Blyth, Inc.	11,800	248,036
Brookfield Homes Corp.^	6,555	339,942

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
California Coastal Communities, Inc.*	4,400	$163,240
Champion Enterprises, Inc.*	35,400	529,584
Comstock Homebuilding Cos., Inc., Class A*^	25,700	282,957
CSS Industries, Inc.^	8,497	278,192
Ethan Allen Interiors, Inc.^	15,500	651,310
Furniture Brands International, Inc.^	21,100	517,161
Hooker Furniture Corp.^	4,200	79,380
Interface, Inc., Class A*	29,000	400,490
iRobot Corp.*^	4,900	136,220
Jarden Corp.*^	34,000	1,116,900
Kimball International, Inc., Class B	11,300	169,952
La-Z-Boy, Inc.^	21,100	358,700
Levitt Corp., Class A^	4,575	100,833
Libbey, Inc.^	4,200	29,736
Lifetime Brands, Inc.^	6,400	180,416
M/I Homes, Inc.^	5,000	235,000
Maytag Corp.	39,900	851,067
National Presto Industries, Inc.^	2,500	122,925
Orleans Homebuilders, Inc.^	8,000	162,080
Palm Harbor Homes, Inc.*^	5,800	124,294
Russ Berrie & Co., Inc.^	9,500	144,400
Skyline Corp.^	2,600	107,588
Stanley Furniture Co., Inc.	6,400	187,200
Tarragon Corp.*	10,500	208,950
Technical Olympic USA, Inc.^	6,187	125,905
Tupperware Brands Corp.	26,600	547,694
Universal Electronics, Inc.*^	10,400	184,080
WCI Communities, Inc.*^	17,400	484,068
William Lyon Homes, Inc.*^	1,400	133,952
Yankee Candle Co., Inc.	20,004	547,510

		10,106,515

Internet & Catalog Retail (0.7%)
1-800 Contacts, Inc.*^	4,200	56,490
1-800-Flowers.com, Inc., Class A*^	23,700	168,270
Alloy, Inc.*^	4,825	78,301
Audible, Inc.*^	10,300	108,253
Blair Corp.	2,755	114,085
Blue Nile, Inc.*^	6,600	232,254
Coldwater Creek, Inc.*^	25,525	709,595
dELiA*s, Inc.*^	9,650	90,131
Drugstore.com*^	41,500	128,235
FTD Group, Inc.*	13,200	127,908
GSI Commerce, Inc.*^	14,200	241,400
Insight Enterprises, Inc.*	24,200	532,642
J. Jill Group, Inc.*	6,800	162,588
Netflix, Inc.*^	15,600	452,244
Nutri/System, Inc.*^	10,400	494,208
Overstock.com, Inc.*^	5,700	169,974
Priceline.com, Inc.*^	9,616	238,861
Stamps.com, Inc.*^	7,950	280,317
Systemax, Inc.*	40,500	292,410
Valuevision Media, Inc., Class A*	17,100	218,538

		4,896,704

Leisure Equipment & Products (0.4%)
Arctic Cat, Inc.	5,000	120,300
Callaway Golf Co.	33,200	571,040
JAKKS Pacific, Inc.*^	12,100	323,554
K2, Inc.*^	20,600	258,530
Leapfrog Enterprises, Inc.*	11,100	117,882
Marine Products Corp.^	13,500	148,365
MarineMax, Inc.*^	4,500	150,840
Nautilus, Inc.^	12,572	$187,951
Oakley, Inc.^	8,400	142,968
RC2 Corp.*	6,900	274,689
Steinway Musical Instruments, Inc.*	3,900	125,658
Sturm Ruger & Co., Inc.^	7,700	61,446

		2,483,223

Media (1.7%)
4Kids Entertainment, Inc.*^	4,100	70,479
ADVO, Inc.	13,400	428,800
Arbitron, Inc.	12,900	436,278
Beasley Broadcasting Group, Inc., Class A^	7,960	96,555
Carmike Cinemas, Inc.^	5,300	127,889
Catalina Marketing Corp.^	22,200	512,820
Charter Communications, Inc., Class A*^	110,400	120,336
Citadel Broadcasting Corp.^	18,700	207,383
Courier Corp.^	3,375	149,648
Cox Radio, Inc., Class A*^	16,400	220,088
Crown Media Holdings, Inc., Class A*^	24,800	157,232
Cumulus Media, Inc., Class A*^	19,600	220,696
Emmis Communications Corp., Class A*	13,078	209,248
Entercom Communications Corp.	15,400	429,968
Entravision Communications Corp., Class A*	32,700	299,532
Fisher Communications, Inc.*	6,100	272,975
Gemstar-TV Guide International, Inc.*	105,100	324,759
Gray Television, Inc.	21,100	177,240
Harris Interactive, Inc.*^	44,100	247,842
Hollinger International, Inc., Class A^	24,450	204,891
Journal Communications, Inc., Class A	24,200	300,080
Journal Register Co.^	16,000	194,880
Lakes Entertainment, Inc.*^	11,600	126,208
Lin TV Corp., Class A*	14,000	126,000
Lodgenet Entertainment Corp.*^	18,200	283,556
Martha Stewart Living Omnimedia, Class A*^	9,600	161,856
Media General, Inc., Class A	9,200	428,904
Mediacom Communications Corp., Class A*^	26,500	152,375
Morningstar, Inc.*	5,400	241,758
Navarre Corp.*^	9,000	38,610
Nelson (Thomas), Inc.	5,000	146,250
Outdoor Channel Holdings, Inc.*^	11,600	118,204
Playboy Enterprises, Inc., Class B*^	14,100	200,220
Primedia, Inc.*^	50,100	103,707
ProQuest Co.*^	11,700	250,263
Radio One, Inc., Class D*	35,700	266,322
RCN Corp.*^	9,800	253,820
Reader’s Digest Association, Inc.	45,800	675,550
Regent Communications, Inc.*^	59,800	275,678
Saga Communications, Inc., Class A*	4,800	46,416
Salem Communications Corp., Class A*	11,800	177,118
Scholastic Corp.*	14,300	382,668
Sinclair Broadcast Group, Inc., Class A^	38,808	316,285
Spanish Broadcasting System, Class A*	42,265	233,725
Tivo, Inc.*^	38,390	277,560

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Valassis Communications, Inc.*	23,100	$678,447
Value Line, Inc.^	4,800	177,600
World Wrestling Entertainment, Inc.^	13,180	222,742
WorldSpace, Inc.*^	40,900	308,795

		12,080,256

Multiline Retail (0.3%)
99 Cents Only Stores*^	19,700	267,132
Big Lots, Inc.*^	56,800	792,928
Bon-Ton Stores, Inc.	7,100	229,685
Conn’s, Inc.*^	4,200	143,472
Fred’s, Inc.^	16,530	219,188
Retail Ventures, Inc.*^	11,100	162,726
Tuesday Morning Corp.^	10,400	240,136

		2,055,267

Specialty Retail (3.4%)
A.C. Moore Arts & Crafts, Inc.*	16,000	294,400
Aaron Rents, Inc.^	19,450	528,456
Aeropostale, Inc.*	24,650	743,444
America’s Car-Mart, Inc.*^	5,400	116,100
Asbury Automotive Group, Inc.*	5,300	104,516
Bebe Stores, Inc.	1	18
Big 5 Sporting Goods Corp.	8,200	160,556
Blockbuster, Inc., Class A^	81,300	322,761
Bombay Co., Inc.*^	11,400	37,620
Buckle, Inc.^	4,000	163,800
Build-A-Bear Workshop, Inc.*^	6,800	208,420
Burlington Coat Factory Warehouse Corp.	6,200	281,790
Cabela’s, Inc., Class A*^	13,200	270,864
Cache, Inc.*^	9,300	170,562
Casual Male Retail Group, Inc.*^	21,400	208,436
Cato Corp., Class A	12,750	304,215
Charlotte Russe Holding, Inc.*	5,900	126,260
Charming Shoppes, Inc.*	57,400	853,538
Children’s Place Retail Stores, Inc.*^	9,000	521,100
Christopher & Banks Corp.	17,575	407,916
Citi Trends, Inc.*^	5,600	222,656
Cost Plus, Inc.*^	10,300	176,130
CSK Auto Corp.*	18,700	259,369
DEB Shops, Inc.^	4,500	133,650
Dress Barn, Inc.*^	9,400	450,730
DSW, Inc., Class A*^	7,400	231,768
Finish Line, Inc., Class A	19,000	312,550
GameStop Corp., Class A*^	26,495	1,248,974
Genesco, Inc.*	12,200	474,458
Group 1 Automotive, Inc	8,700	413,598
Guess?, Inc.*^	6,200	242,482
Guitar Center, Inc.*^	11,300	539,010
Gymboree Corp.*	13,800	359,352
Haverty Furniture Cos., Inc.^	18,500	265,475
Hibbett Sporting Goods, Inc.*	17,125	564,954
HOT Topic, Inc.*^	19,275	279,488
Jo-Ann Stores, Inc.*^	7,835	105,459
Jos. A. Bank Clothiers, Inc.*^	8,058	386,381
Lithia Motors, Inc., Class A	7,400	256,780
Maidenform Brands, Inc.^	25,600	281,856
Men’s Wearhouse, Inc.	1	36
Midas, Inc.*	6,700	146,529
Monro Muffler, Inc.^	4,250	157,845
Movie Gallery, Inc.^	10,830	32,707
New York & Co., Inc.*	7,200	107,568
Pacific Sunwear of California, Inc.*	36,700	813,272
Pantry, Inc.*	7,600	474,164
Payless Shoesource, Inc.*	32,200	737,058
Pep Boys - Manny, Moe & Jack^	23,300	$352,063
PETCO Animal Supplies, Inc.*	24,600	579,822
Pier 1 Imports, Inc.^	36,700	426,087
Rent-Way, Inc.*^	18,200	131,222
Restoration Hardware, Inc.*^	31,200	177,528
Select Comfort Corp.*^	17,500	692,125
Sharper Image Corp.*^	3,200	40,992
Shoe Carnival, Inc.*	5,400	134,892
Sonic Automotive, Inc.	13,900	385,864
Sports Authority, Inc.*	11,038	407,302
Stage Stores, Inc.	11,850	352,537
Stein Mart, Inc.^	11,700	203,814
Talbots, Inc.	9,800	263,326
Too, Inc.*	17,449	599,373
Tractor Supply Co.*^	15,700	1,041,538
Trans World Entertainment Corp.*^	44,400	247,308
United Auto Group, Inc.^	11,400	490,200
West Marine, Inc.*^	17,400	261,174
Wet Seal, Inc., Class A*	33,300	221,445
Wilsons The Leather Experts*	54,000	210,600
Zale Corp.*	25,220	706,917
Zumiez, Inc.*	5,200	317,720

		23,742,920

Textiles, Apparel & Luxury Goods (1.0%)
Brown Shoe Co., Inc.	9,100	477,568
Carter’s, Inc.*^	7,840	529,121
Charles & Colvard Ltd.^	8,806	95,369
Cherokee, Inc.	4,200	169,134
Deckers Outdoor Corp.*^	3,900	158,106
Fossil, Inc.*^	20,700	384,606
Hartmarx Corp.*^	15,900	141,669
K-Swiss, Inc., Class A	11,000	331,540
Kellwood Co.^	11,200	351,568
Kenneth Cole Productions, Class A	9,600	265,920
Movado Group, Inc.	6,400	147,712
Oxford Industries, Inc.^	7,300	373,249
Perry Ellis International, Inc.*	3,300	74,679
Phillips-Van Heusen Corp.	13,980	534,176
Russell Corp.^	14,100	194,580
Skechers U.S.A., Inc., Class A*	8,900	221,877
Steven Madden Ltd.*^	6,900	244,950
Stride Rite Corp.	12,500	181,000
Under Armor, Inc., Class A*^	6,000	194,400
Unifirst Corp.	4,200	139,524
Volcom, Inc.*^	5,000	177,650
Warnaco Group, Inc.*	22,200	532,800
Weyco Group, Inc.	8,800	198,000
Wolverine World Wide, Inc.	27,600	610,788
Xerium Technologies, Inc.	13,000	122,070

		6,852,056

Total Consumer Discretionary		95,586,409

Consumer Staples (2.6%)
Beverages (0.2%)
Boston Beer Co., Inc., Class A*	5,100	132,651
Coca-Cola Bottling Co.^	5,400	248,400
Hansen Natural Corp.*^	6,580	829,409
National Beverage Corp.*^	11,600	134,212

		1,344,672

Food & Staples Retailing (0.8%)
Andersons, Inc.	3,200	250,336
Arden Group, Inc.^	1,200	111,516
Casey’s General Stores, Inc.	21,700	496,279
Central European Distribution Corp.*^	8,700	334,515

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Great Atlantic & Pacific Tea Co., Inc.*^	8,720	$304,589
Ingles Markets, Inc., Class A^	10,300	183,546
Longs Drug Stores Corp.	16,096	744,923
Nash Finch Co.^	5,250	156,975
Pathmark Stores, Inc.*	22,100	231,166
Performance Food Group Co.*^	20,500	639,395
Ruddick Corp.^	16,700	405,977
Smart & Final, Inc.*^	9,800	160,622
Spartan Stores, Inc.	10,200	130,050
Topps Co., Inc.^	33,000	289,410
United Natural Foods, Inc.*^	18,200	636,454
Weis Markets, Inc.	6,100	271,877
Wild Oats Markets, Inc.*	13,900	282,587

		5,630,217

Food Products (0.9%)
Alico, Inc.	2,600	118,144
American Italian Pasta Co.^	8,100	50,706
Chiquita Brands International, Inc.	16,600	278,382
Corn Products International, Inc.	36,000	1,064,520
Darling International, Inc.*^	29,300	137,124
Delta & Pine Land Co.	16,400	494,624
Farmer Brothers Co.^	9,700	216,310
Flowers Foods, Inc.	22,387	664,894
Gold Kist, Inc.*	22,000	278,080
Hain Celestial Group, Inc.*	13,400	350,946
J & J Snack Foods Corp.	4,800	161,232
John B. Sanfilippo & Son, Inc.*^	5,500	87,065
Lancaster Colony Corp.	10,900	457,800
Lance, Inc.^	12,700	285,750
Maui Land & Pineapple Co., Inc.*	3,200	120,800
Peet’s Coffee & Tea, Inc.*^	5,300	159,000
Premium Standard Farms, Inc.	9,000	157,950
Ralcorp Holdings, Inc.*	12,680	482,474
Reddy Ice Holdings, Inc.*^	7,100	157,691
Sanderson Farms, Inc.^	7,600	170,240
Seaboard Corp.^	200	318,800
Tootsie Roll Industries, Inc.^	11,021	322,585

		6,535,117

Household Products (0.1%)
Central Garden & Pet Co.*^	8,500	451,690
WD-40 Co.	9,400	289,990

		741,680

Personal Products (0.4%)
Chattem, Inc.*	7,400	278,610
Elizabeth Arden, Inc.*	10,400	242,528
Inter Parfums, Inc.^	17,200	342,796
Mannatech, Inc.^	20,700	359,766
Natures Sunshine Products, Inc.	7,500	93,750
NBTY, Inc.*^	23,700	533,724
NU Skin Enterprises, Inc., Class A	24,337	426,628
Parlux Fragrances, Inc.*^	5,200	167,700
Playtex Products, Inc.*	13,400	140,298
Revlon, Inc., Class A*^	58,700	185,492
Tiens Biotech Group USA, Inc.*^	26,100	120,321
USANA Health Sciences, Inc.*^	4,600	191,912

		3,083,525

Tobacco (0.2%)
Alliance One International, Inc.^	27,900	135,594
Star Scientific, Inc.*	88,700	277,631
Universal Corp.	10,100	371,377
Vector Group Ltd.	13,701	261,141

		1,045,743

Total Consumer Staples		18,380,954

Energy (6.0%)
Energy Equipment & Services (2.7%)
Alpha Natural Resources, Inc.*	12,900	$298,506
Atwood Oceanics, Inc.*^	5,900	595,959
Bristow Group, Inc.*^	14,700	454,230
Bronco Drilling Co., Inc.*^	6,300	165,690
CARBO Ceramics, Inc.	8,400	478,044
Dril-Quip, Inc.*^	5,000	354,250
Global Industries Ltd.*^	41,400	599,886
Grey Wolf, Inc.*^	84,700	630,168
Gulf Island Fabrication, Inc.^	6,200	146,754
Gulfmark Offshore, Inc.*^	6,000	166,800
Hanover Compressor Co.*^	45,100	839,762
Helix Energy Solutions Group, Inc.*^	37,556	1,423,372
Hercules Offshore, Inc.*	5,500	187,055
Hornbeck Offshore Services, Inc.*	7,200	259,704
Hydril Co.*	9,500	740,525
Input/Output, Inc.*^	40,500	393,255
Lone Star Technologies, Inc.*	14,100	781,281
Lufkin Industries, Inc.	6,800	376,992
Maverick Tube Corp.*^	19,900	1,054,501
Newpark Resources, Inc.*	34,700	284,540
NS Group, Inc.*	9,600	441,888
Oceaneering International, Inc.*	11,200	641,760
Oil States International, Inc.*	20,300	748,055
Parker Drilling Co.*	53,100	492,237
Pioneer Drilling Co.*	9,100	149,513
RPC, Inc.	13,350	305,048
SEACOR Holdings, Inc.*^	10,359	820,433
Superior Energy Services, Inc.*	37,277	998,651
Superior Well Services, Inc.*^	6,600	191,862
Tetra Technologies, Inc.*^	16,300	766,752
Todco, Class A*	25,500	1,004,955
Union Drilling, Inc.*	10,000	146,200
Universal Compression Holdings, Inc.*^	7,700	390,159
Veritas DGC, Inc.*	15,600	708,084
W-H Energy Services, Inc.*	14,000	622,860

		18,659,731

Oil & Gas (3.3%)
Alon USA Energy, Inc.	7,900	194,498
Atlas America, Inc.*	8,004	382,671
ATP Oil & Gas Corp.*^	7,800	342,498
Berry Petroleum Co., Class A^	7,500	513,375
Bill Barrett Corp.*^	5,700	185,763
Bois d’Arc Energy, Inc.*^	10,100	168,165
Brigham Exploration Co.*^	16,700	146,292
Cabot Oil & Gas Corp., Class A	22,900	1,097,597
Callon Petroleum Co.*	11,150	234,373
Carrizo Oil & Gas, Inc.*^	8,700	226,113
Cheniere Energy, Inc.*	22,200	900,654
Cimarex Energy Co.	38,993	1,686,837
Clayton Williams Energy, Inc.*	4,900	200,508
Comstock Resources, Inc.*	17,401	516,636
Crosstex Energy, Inc.	3,450	267,202
Delta Petroleum Corp.*^	13,300	279,566
Edge Petroleum Corp.*	9,800	244,804
Encore Acquisition Co.*^	27,300	846,300
Endeavour International Corp.*^	37,800	109,998
Energy Partners Ltd.*	14,300	337,194
Foundation Coal Holdings, Inc.	10,300	423,742
Frontier Oil Corp.	27,388	1,625,478
FX Energy, Inc.*^	45,600	238,488
Gasco Energy, Inc.*	35,100	196,560
Giant Industries, Inc.*	6,600	458,964
Goodrich Petroleum Corp.*^	6,900	186,300
Harvest Natural Resources, Inc.*^	12,100	117,612

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Holly Corp.	9,000	$667,080
Houston Exploration Co.*	14,300	753,610
James River Coal Co.*^	5,600	190,232
KCS Energy, Inc.*	21,500	559,000
KFX, Inc.*^	33,200	604,240
Maritrans, Inc.^	5,600	136,808
Markwest Hydrocarbon, Inc.^	8,500	194,650
McMoRan Exploration Co.*^	15,200	271,168
Meridian Resource Corp.*	37,000	149,850
NGP Capital Resources Co.	9,591	130,438
Pacific Ethanol, Inc.*^	15,300	330,327
Parallel Petroleum Corp.*	15,600	287,820
Penn Virginia Corp.^	8,900	631,900
Petrohawk Energy Corp.*^	27,607	378,216
Petroleum Development Corp.*	6,200	281,232
PetroQuest Energy, Inc.*	18,700	188,683
Quicksilver Resources, Inc.*	1	39
Remington Oil & Gas Corp.*^	9,600	414,912
Resource America, Inc., Class A^	6,800	135,456
St. Mary Land & Exploration Co.^	27,400	1,118,742
Stone Energy Corp.*	10,156	448,184
Swift Energy Co.*	14,500	543,170
Syntroleum Corp.*^	17,600	145,552
Toreador Resources Corp.*^	6,100	189,771
Transmontaigne, Inc.*	14,600	143,226
Tri-Valley Corp.*^	10,200	81,294
USEC, Inc.^	41,400	498,870
W&T Offshore, Inc.	6,660	268,464
Warren Resources, Inc.*^	13,800	205,620
Whiting Petroleum Corp.*^	16,000	655,840
World Fuel Services Corp.	14,600	590,424

		23,323,006

Total Energy		41,982,737

Financials (20.1%)
Capital Markets (1.1%)
Apollo Investment Corp.	31,200	555,672
Ares Capital Corp.*^	16,800	288,624
BKF Capital Group, Inc.^	4,000	52,000
Calamos Asset Management, Inc., Class A^	10,000	374,000
Capital Southwest Corp.^	1,800	171,900
Cohen & Steers, Inc.^	8,050	197,225
GAMCO Investors, Inc.^	2,500	99,875
GFI Group, Inc.*^	5,700	295,887
Gladstone Capital Corp.^	12,600	271,530
Gladstone Investment Corp.	11,800	178,180
Greenhill & Co., Inc.^	5,980	395,338
Investment Technology Group, Inc.*	19,200	956,160
Knight Capital Group, Inc.*^	46,900	653,317
LaBranche & Co., Inc.^	21,300	336,753
MarketAxess Holdings, Inc.*^	9,200	110,676
MCG Capital Corp.^	20,200	285,022
optionsXpress Holdings, Inc.^	9,000	261,720
Piper Jaffray Cos.*^	9,800	539,000
Sanders Morris Harris Group, Inc.^	7,800	125,112
Stifel Financial Corp.*^	4,400	192,148
SWS Group, Inc.	4,782	125,049
TradeStation Group, Inc.*^	13,600	187,952
Waddell & Reed Financial, Inc.	37,000	854,700

		7,507,840

Commercial Banks (6.8%)
1st Source Corp.	4,251	127,445
Alabama National Bancorp^	6,400	437,760
Amcore Financial, Inc.^	12,400	392,088
AmericanWest Bancorp*^	4,400	$116,468
Ameris Bancorp^	8,040	187,010
Ames National Corp.^	3,900	94,692
Arrow Financial Corp.^	10,453	286,412
BancFirst Corp.	3,000	130,800
Bancorp Bank/Delaware*	8,800	216,040
Bancorpsouth, Inc.^	39,200	941,192
BancTrust Financial Group, Inc.^	6,000	132,900
Bank of Granite Corp.^	14,812	300,239
Bank of the Ozarks, Inc.^	4,000	146,000
BankFinancial Corp.*^	21,480	341,962
Banner Corp.	3,600	122,400
Boston Private Financial Holdings, Inc.	15,200	513,608
Camden National Corp.^	8,400	322,560
Capital City Bank Group, Inc.^	3,734	132,744
Capital Corp. of the West^	4,140	152,021
Capitol Bancorp Ltd.	5,500	257,125
Cardinal Financial Corp.	15,300	207,009
Cascade Bancorp^	5,500	162,525
Cathay General Bancorp^	22,100	831,844
Centennial Bank Holdings, Inc.*^	28,900	338,130
Center Financial Corp.^	7,000	169,610
Central Pacific Financial Corp.^	14,200	521,424
Chemical Financial Corp.^	11,488	371,177
Chittenden Corp.^	20,437	592,060
Citizens & Northern Corp.^	4,545	109,989
Citizens Banking Corp.^	21,500	577,275
City Holdings Co.	8,900	327,431
CoBiz, Inc.^	7,500	154,500
Columbia Banking System, Inc.	7,514	251,418
Commercial Bankshares, Inc./Florida	4,000	141,120
Community Bank System, Inc.^	12,600	281,358
Community Banks, Inc.^	7,520	214,019
Community Trust Bancorp, Inc.	4,985	168,991
CVB Financial Corp.^	27,936	477,706
Enterprise Financial Services Corp.*^	6,100	167,079
EuroBancshares, Inc.*	22,100	260,559
Farmers Capital Bank Corp.^	2,500	79,050
Financial Institutions, Inc.^	5,900	111,451
First Bancorp/North Carolina^	13,000	290,940
First Bancorp/Puerto Rico^	27,800	343,608
First Charter Corp.^	15,516	383,245
First Citizens BancShares, Inc./ North Carolina, Class A	3,000	579,000
First Commonwealth Financial Corp.^	30,252	443,494
First Community Bancorp, Inc./ California^	5,800	334,428
First Community Bancshares, Inc./Virginia^	3,245	103,775
First Financial Bancorp^	17,083	284,261
First Financial Bankshares, Inc.^	10,044	384,685
First Financial Corp./Indiana^	4,600	137,080
First Indiana Corp.	5,875	163,912
First Merchants Corp.^	6,258	165,962
First Midwest Bancorp, Inc./ Illinois^	21,900	800,883
First Oak Brook Bancshares, Inc.^	8,700	232,725
First Regional Bancorp/California*^	2,200	196,086
First Republic Bank/California	10,550	399,001
First State Bancorp/New Mexico	5,200	138,112
FNB Corp./Pennsylvania^	24,500	418,950
FNB Corp./Virginia	3,300	112,134
Frontier Financial Corp.^	13,050	431,172

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
GB&T Bancshares, Inc.^	5,900	$131,865
Glacier Bancorp, Inc.^	15,327	475,903
Gold Banc Corp., Inc.	18,800	344,416
Great Southern Bancorp, Inc.^	4,400	127,072
Greater Bay Bancorp	25,100	696,274
Greene County Bancshares, Inc.^	6,200	181,102
Hancock Holding Co.^	12,900	600,108
Hanmi Financial Corp.^	17,000	307,020
Harleysville National Corp.	13,143	298,872
Heartland Financial USA, Inc.^	4,650	109,740
Heritage Commerce Corp.^	7,900	197,500
Huntington Bancshares, Inc./Ohio	1	24
IBERIABANK Corp.^	4,475	253,151
Independent Bank Corp./Massachusetts	6,100	196,115
Independent Bank Corp./Michigan	12,040	342,538
Integra Bank Corp.	5,156	117,866
Interchange Financial Services Corp.	5,700	108,300
Investors Bancorp, Inc.*^	23,860	332,608
Irwin Financial Corp.^	5,300	102,449
Lakeland Bancorp, Inc.^	17,480	271,989
Lakeland Financial Corp.^	2,400	112,200
Macatawa Bank Corp.^	3,864	146,484
Main Street Banks, Inc.	4,500	116,460
MainSource Financial Group, Inc.^	15,861	299,773
MB Financial, Inc.^	8,750	309,750
MBT Financial Corp.^	8,372	140,650
Mercantile Bank Corp.^	2,976	116,362
Mid-State Bancshares^	13,300	391,419
Midwest Banc Holdings, Inc.^	11,350	294,419
Nara Bancorp, Inc.	7,400	129,870
National Penn Bancshares, Inc.^	21,693	461,627
NBC Capital Corp.^	3,300	75,669
NBT Bancorp, Inc.	16,048	373,116
North Empire Bancshares*^	4,800	121,200
Old National Bancorp/Indiana^	32,740	708,494
Old Second Bancorp, Inc.^	4,600	151,018
OMEGA Financial Corp.^	4,800	162,528
Oriental Financial Group, Inc.^	7,691	111,135
Pacific Capital Bancorp	21,444	725,665
Park National Corp.^	5,774	614,931
Peapack-Gladstone Financial Corp.	9,470	242,527
Peoples Bancorp, Inc./Ohio	3,610	108,300
Pinnacle Financial Partners, Inc.*	7,200	197,568
Placer Sierra Bancshares^	5,500	157,025
Preferred Bank/California^	3,800	191,862
PremierWest Bancorp	10,900	201,650
PrivateBancorp, Inc.^	6,800	282,132
Prosperity Bancshares, Inc.	9,400	283,974
Provident Bankshares Corp.	16,759	610,866
Renasant Corp.^	2,850	105,279
Republic Bancorp, Inc., Class A/Kentucky^	15,394	312,797
Republic Bancorp, Inc./Michigan^	33,313	401,089
Royal Bancshares of Pennsylvania^	10,801	264,841
S & T Bancorp, Inc.^	12,660	463,103
Sandy Spring Bancorp, Inc.^	8,100	307,719
Santander BanCorp^	11,340	288,036
SCBT Financial Corp.^	8,535	299,408
Seacoast Banking Corp. of Florida^	4,980	144,968
Security Bank Corp./Georgia*^	7,000	$176,890
Sierra Bancorp	6,800	175,168
Signature Bank/New York*	6,000	195,540
Simmons First National Corp., Class A	4,800	142,848
Southside Bancshares, Inc.^	6,726	136,067
Southwest Bancorp, Inc./Oklahoma^	5,200	115,648
State Bancorp, Inc./New York^	6,480	99,079
State National Bancshares, Inc.	6,200	168,950
Sterling Bancorp/New York^	5,562	114,577
Sterling Bancshares, Inc./Texas	22,675	409,284
Sterling Financial Corp./Pennsylvania	14,531	317,357
Sterling Financial Corp./Washington	15,244	442,076
Suffolk Bancorp^	3,700	128,390
Summit Bancshares, Inc./Texas^	8,500	163,795
Sun Bancorp, Inc./New Jersey*^	13,099	255,430
Susquehanna Bancshares, Inc.	20,590	530,604
SVB Financial Group*	16,300	864,715
SY Bancorp, Inc.^	11,400	301,188
Taylor Capital Group, Inc.^	3,500	137,165
Texas Capital Bancshares, Inc.*^	8,700	208,800
Texas Regional Bancshares, Inc.	21,135	623,283
Tompkins Trustco, Inc.	3,047	146,713
TriCo Bancshares^	5,200	147,264
Trustmark Corp.^	22,100	699,244
UCBH Holdings, Inc.^	45,800	866,536
UMB Financial Corp.	7,874	552,991
Umpqua Holdings Corp.	20,176	575,016
Union Bankshares Corp./Virginia^	2,700	123,417
United Bancshares, Inc.^	17,900	685,033
United Community Banks, Inc./Georgia	14,100	396,915
Univest Corp. of Pennsylvania^	4,650	118,389
USB Holding Co., Inc.^	4,888	112,131
Vineyard National Bancorp^	4,500	131,850
Virginia Commerce Bancorp*^	4,843	174,106
Virginia Financial Group, Inc.^	2,600	104,052
Washington Trust Bancorp, Inc.^	4,400	123,508
WesBanco, Inc.^	10,200	334,662
West Bancorp, Inc.^	5,775	114,518
West Coast Bancorp/Oregon^	5,200	145,340
Westamerica Bancorp^	16,400	851,488
Western Alliance Bancorp*^	5,500	204,325
Western Sierra Bancorp.	3,000	136,020
Wilshire Bancorp, Inc.^	8,400	156,156
Wintrust Financial Corp.^	10,040	584,027
Yardville National Bancorp^	3,700	136,160

		47,158,185

Consumer Finance (0.4%)
ACE Cash Express, Inc.*^	5,100	126,939
Advance America Cash Advance Centers, Inc.	28,900	415,582
Advanta Corp.	7,200	265,464
Asta Funding, Inc.^	5,700	189,582
Cash America International, Inc.	14,400	432,288
CompuCredit Corp.*	10,000	368,100
First Cash Financial Services, Inc.*	11,500	229,885
QC Holdings, Inc.*	8,300	104,829
United PanAm Financial Corp.*	5,000	154,500
World Acceptance Corp.*	8,100	221,940

		2,509,109

Diversified Financial Services (0.5%)
Asset Acceptance Capital Corp.*	6,500	126,555

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Encore Capital Group, Inc.*^	7,100	$104,725
eSpeed, Inc., Class A*^	27,700	220,769
Financial Federal Corp.^	10,500	307,650
IntercontinentalExchange, Inc.*	8,830	609,712
International Securities Exchange, Inc.^	5,600	233,240
Marlin Business Services, Inc.*	6,700	148,070
Nasdaq Stock Market, Inc.*	24,400	976,976
Pico Holdings, Inc.*^	5,200	171,028
Portfolio Recovery Associates, Inc.*^	6,700	313,761

		3,212,486

Insurance (2.3%)
21st Century Insurance Group^	13,700	216,460
Alfa Corp.^	14,050	240,817
American Equity Investment Life Holding Co.^	20,400	292,536
American Physicians Capital, Inc.*	4,100	196,800
Argonaut Group, Inc.*^	12,900	458,595
Baldwin & Lyons, Inc.^	10,700	284,085
Bristol West Holdings, Inc.^	8,880	170,940
Citizens, Inc./Texas*^	31,643	163,278
Clark, Inc.	5,300	62,593
CNA Surety Corp.*	9,400	157,262
Crawford & Co., Class B^	34,700	208,200
Delphi Financial Group, Inc., Class A	12,113	625,394
Direct General Corp.^	6,400	108,864
Donegal Group, Inc.^	6,700	174,803
EMC Insurance Group, Inc.^	4,600	128,202
Enstar Group, Inc.*^	2,000	179,480
FBL Financial Group, Inc., Class A	5,324	183,412
First Acceptance Corp.*^	13,800	183,540
FPIC Insurance Group, Inc.*^	4,300	162,540
Great American Financial Resources, Inc.	5,900	116,407
Harleysville Group, Inc.	11,338	336,625
Hilb, Rogal & Hobbs Co.^	13,900	572,958
Horace Mann Educators Corp.	20,700	389,160
Independence Holding Co.^	7,800	179,868
Infinity Property & Casualty Corp.	8,800	367,312
James River Group, Inc.	8,100	218,052
Kansas City Life Insurance Co.	4,900	251,076
LandAmerica Financial Group, Inc.^	8,050	546,192
Midland Co.	3,900	136,422
National Financial Partners Corp.	17,600	994,752
National Interstate Corp.*^	7,100	154,425
National Western Life Insurance Co., Class A*^	700	162,603
Navigators Group, Inc.*	5,000	248,000
Odyssey Reinsurance Holdings Corp.^	5,900	128,030
Ohio Casualty Corp.	29,250	927,225
Phoenix Cos., Inc.	47,500	774,250
PMA Capital Corp., Class A*^	17,300	176,114
Presidential Life Corp.	7,000	177,870
ProAssurance Corp.*	13,564	705,328
Republic Cos. Group, Inc.	11,200	194,432
RLI Corp.^	9,550	547,215
Safety Insurance Group, Inc.^	5,100	232,866
SeaBright Insurance Holdings , Inc.*	11,500	200,330
Selective Insurance Group, Inc.^	13,600	720,800
State Auto Financial Corp.	5,750	193,833
Stewart Information Services Corp.	8,600	404,888
Tower Group, Inc.	8,000	$184,800
UICI	16,100	595,539
United Fire & Casualty Co.	6,100	200,690
Universal American Financial Corp.*	10,600	163,240
USI Holdings Corp.*^	21,700	350,021
Zenith National Insurance Corp.	12,025	578,763

		16,327,887

Real Estate (6.5%)
Aames Investment Corp. (REIT)	17,600	99,968
Acadia Realty Trust (REIT)	16,100	379,155
Affordable Residential Communities^	29,800	312,900
Agree Realty Corp. (REIT)^	5,700	182,970
Alexander’s, Inc. (REIT)*	800	231,200
Alexandria Real Estate Equities, Inc. (REIT)	12,000	1,143,960
American Campus Communities, Inc. (REIT)	6,600	171,006
American Home Mortgage Investment Corp. (REIT)^	19,264	601,229
Anthracite Capital, Inc. (REIT)^	27,200	298,656
Anworth Mortgage Asset Corp. (REIT)	20,800	163,488
Arbor Realty Trust, Inc. (REIT).	5,340	144,127
Ashford Hospitality Trust, Inc. (REIT)	22,600	280,240
Bedford Property Investors, Inc. (REIT)	4,500	121,185
BioMed Realty Trust, Inc. (REIT)	19,350	573,534
Boykin Lodging Co., Inc. (REIT)*	11,800	133,222
Brandywine Realty Trust (REIT)	42,261	1,342,209
Capital Lease Funding, Inc. (REIT)	12,200	135,298
Capital Trust, Inc./New York, Class A (REIT)^	4,300	133,816
Cedar Shopping Centers, Inc. (REIT)	10,000	158,400
CentraCore Properties Trust (REIT)^	5,200	130,260
Colonial Properties Trust (REIT)^	23,786	1,192,392
Columbia Equity Trust, Inc. (REIT)	10,800	189,864
Commercial Net Lease Realty (REIT)^	28,000	652,400
Consolidated-Tomoka Land Co.^	2,400	149,112
Corporate Office Properties Trust (REIT)	15,900	727,266
Cousins Properties, Inc. (REIT)	17,100	571,653
Deerfield Triarc Capital Corp. (REIT)	22,780	307,302
DiamondRock Hospitality Co. (REIT)^	13,000	179,530
Digital Realty Trust, Inc. (REIT)	7,000	197,190
EastGroup Properties (REIT)^	10,500	498,120
ECC Capital Corp. (REIT)^	24,900	37,848
Education Realty Trust, Inc. (REIT)	9,300	142,290
Entertainment Properties Trust (REIT)^	12,900	541,542
Equity Inns, Inc. (REIT)	27,500	445,500
Equity Lifestyle Properties, Inc. (REIT)	11,600	577,100
Equity One, Inc. (REIT)	16,870	414,327
Extra Space Storage, Inc. (REIT)^	23,100	397,089
FelCor Lodging Trust, Inc. (REIT)	26,313	555,204

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Fieldstone Investment Corp. (REIT)^	21,300	$251,340
First Industrial Realty Trust, Inc. (REIT)^	22,400	956,256
First Potomac Realty Trust (REIT)	7,000	197,750
Getty Realty Corp. (REIT)^	8,800	256,080
Glenborough Realty Trust, Inc. (REIT)^	12,100	263,175
Glimcher Realty Trust (REIT)^	14,900	423,160
GMH Communities Trust (REIT)*	23,700	275,868
Government Properties Trust, Inc. (REIT)^	27,500	262,350
Gramercy Capital Corp./New York (REIT)	7,000	174,510
Heritage Property Investment Trust (REIT)^	12,900	510,711
Highland Hospitality Corp. (REIT)	22,100	280,891
Highwoods Properties, Inc. (REIT)	24,800	836,504
Home Properties, Inc. (REIT)	14,100	720,510
HomeBanc Corp./ Georgia (REIT)^	24,050	211,400
Housevalues, Inc.*^	30,900	254,616
Impac Mortgage Holdings, Inc. (REIT)^	30,100	290,164
Inland Real Estate Corp. (REIT)^	28,700	468,097
Innkeepers USA Trust (REIT)	20,100	340,695
Investors Real Estate Trust (REIT)^	24,300	231,822
JER Investors Trust, Inc. (REIT)	9,000	149,580
Jones Lang LaSalle, Inc.	17,000	1,301,180
Kilroy Realty Corp. (REIT)^	14,300	1,104,818
Kite Realty Group Trust (REIT)	9,300	148,335
LaSalle Hotel Properties (REIT)	15,600	639,600
Lexington Corporate Properties Trust (REIT)	22,600	471,210
Longview Fibre Co. (REIT)	25,700	664,088
LTC Properties, Inc. (REIT)^	15,300	355,878
Luminent Mortgage Capital, Inc. (REIT)	14,800	120,028
Maguire Properties, Inc. (REIT)	17,500	638,750
Medical Properties Trust, Inc. (REIT)	17,700	191,160
MeriStar Hospitality Corp. (REIT)*	54,378	564,444
MFA Mortgage Investments, Inc. (REIT)	33,700	213,995
Mid-America Apartment Communities, Inc. (REIT)	10,500	574,875
MortgageIT Holdings, Inc. (REIT)^	26,900	291,327
National Health Investors, Inc. (REIT)	11,200	284,480
National Health Realty, Inc. (REIT)^	8,000	159,360
Nationwide Health Properties, Inc. (REIT)^	31,900	685,850
Newcastle Investment Corp. (REIT)^	21,000	502,320
Newkirk Realty Trust, Inc.^	10,400	188,136
NorthStar Realty Finance Corp. (REIT)^	16,000	175,200
Novastar Financial, Inc. (REIT)^	13,500	451,440
Omega Healthcare Investors, Inc. (REIT)	31,300	$438,826
Opteum, Inc., Class A (REIT)^	31,800	272,208
Origen Financial, Inc. (REIT)	19,962	121,369
Parkway Properties, Inc./Maryland (REIT)^	6,200	270,816
Pennsylvania Real Estate Investment Trust (REIT)^	19,894	875,336
Post Properties, Inc. (REIT)^	19,100	849,950
Potlatch Corp.(REIT)*^	18,100	775,404
PS Business Parks, Inc. (REIT)	10,100	564,792
RAIT Investment Trust (REIT)^	17,500	494,200
Ramco-Gershenson Properties Trust (REIT)	5,900	178,593
Redwood Trust, Inc. (REIT)^	9,000	389,880
Saul Centers, Inc. (REIT)	3,700	162,467
Saxon Capital, Inc. (REIT)^	21,700	226,548
Senior Housing Properties Trust (REIT)	25,200	456,120
Sizeler Properties Investors, Inc. (REIT)	12,000	177,120
Sovran Self Storage, Inc. (REIT)^	7,200	397,440
Spirit Finance Corp. (REIT)	38,400	468,480
Strategic Hotels & Resorts, Inc. (REIT)	28,050	653,004
Sun Communities, Inc. (REIT)^	6,400	226,240
Sunstone Hotel Investors, Inc. (REIT)	16,800	486,696
Tanger Factory Outlet Centers (REIT)^	13,600	467,976
Taubman Centers, Inc. (REIT)	25,750	1,073,003
Tejon Ranch Co.*^	3,800	185,706
Town & Country Trust (REIT)	7,400	300,366
Trammell Crow Co.*	17,500	624,050
Trustreet Properties, Inc. (REIT)^	37,164	564,521
U-Store-It Trust (REIT)	18,500	372,775
United Capital Corp.*	8,200	204,016
Universal Health Realty Income Trust (REIT)^	3,700	135,161
Urstadt Biddle Properties, Inc., Class A (REIT)^	7,100	127,800
Washington Real Estate Investment Trust (REIT)^	19,000	690,080
Winston Hotels, Inc. (REIT)	24,600	279,702
ZipRealty, Inc.*^	27,400	240,572

		45,345,722

Thrifts & Mortgage Finance (2.5%)
Accredited Home Lenders Holding Co.*^	8,500	435,030
Anchor Bancorp Wisconsin, Inc.^	9,700	294,007
BankAtlantic Bancorp, Inc., Class A	20,900	300,751
Bank Mutual Corp.	31,905	377,755
Bankunited Financial Corp., Class A	13,800	373,152
Berkshire Hills Bancorp, Inc.^	7,400	258,556
Beverly Hills Bancorp, Inc.	17,800	188,680
BFC Financial Corp.*	14,250	93,338
Brookline Bancorp, Inc.^	26,517	410,748
Capital Crossing Bank*^	4,500	143,370
Charter Financial Corp./Georgia	7,900	300,674
CharterMac^	18,800	381,640
City Bank/Washington^	2,764	128,637
Clifton Savings Bancorp, Inc.^	13,400	143,246
Coastal Financial Corp./ South Carolina	7,759	106,764
Commercial Capital Bancorp, Inc.^	18,872	265,340

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
CORUS Bankshares, Inc.^	8,200	$487,408
Dime Community Bancshares, Inc.^	15,850	227,765
Doral Financial Corp.^	36,800	425,040
Farmer Mac, Class C	8,700	255,954
Fidelity Bankshares, Inc.^	9,750	327,892
First Busey Corp.^	14,050	296,455
First Financial Holdings, Inc.	4,300	136,310
First Niagara Financial Group, Inc.	52,076	763,434
First Place Financial Corp./Ohio	4,700	116,560
FirstFed Financial Corp.*^	8,400	502,404
Flagstar Bancorp, Inc.^	14,800	223,480
Flushing Financial Corp.	14,400	251,424
Franklin Bank Corp./Texas*^	7,200	138,456
Fremont General Corp.^	32,500	700,700
Harbor Florida Bancshares, Inc.^	11,000	416,570
Horizon Financial Corp.	5,000	127,800
ITLA Capital Corp.	5,500	265,210
Kearny Financial Corp.^	12,940	177,666
KNBT Bancorp, Inc.^	12,300	201,105
MAF Bancorp, Inc.	16,304	713,626
NASB Financial, Inc.^	6,700	229,542
NetBank, Inc.^	25,500	184,620
NewAlliance Bancshares, Inc.^	55,400	799,422
Northwest Bancorp, Inc.^	7,600	188,176
OceanFirst Financial Corp.	6,100	149,450
Ocwen Financial Corp.*^	15,800	161,476
Partners Trust Financial Group, Inc.^	21,597	257,436
Pennfed Financial Services, Inc.	16,100	308,637
PFF Bancorp, Inc.	9,450	318,559
Provident Financial Holdings, Inc.	6,600	215,160
Provident Financial Services, Inc.	36,456	659,854
Provident New York Bancorp^	16,077	208,519
R&G Financial Corp., Class B^	11,200	141,792
Rockville Financial, Inc.*^	11,500	164,795
Sound Federal Bancorp, Inc.	8,700	179,133
TierOne Corp.	7,700	261,415
Triad Guaranty, Inc.*	3,950	185,255
Trustco Bank Corp./New York^	33,183	403,837
United Community Financial Corp./Ohio^	10,900	132,108
W Holding Co., Inc.^	46,600	366,742
Wauwatosa Holdings, Inc.^	15,800	214,880
Westfield Financial, Inc.^	10,900	269,230
WSFS Financial Corp.^	2,000	125,660

		17,082,645

Total Financials		139,143,874

Health Care (12.1%)
Biotechnology (4.2%)
Aastrom Biosciences, Inc.*^	49,700	100,891
Abgenix, Inc.*	43,000	967,500
Acadia Pharmaceuticals, Inc.*^	12,600	201,348
Albany Molecular Research, Inc.*	27,300	277,368
Alexion Pharmaceuticals, Inc.*^	14,080	498,714
Alkermes, Inc.*^	45,200	996,660
Amylin Pharmaceuticals, Inc.*^	54,900	2,687,355
Antigenics, Inc.*^	27,500	75,350
Applera Corp.- Celera Genomics Group*	31,600	369,404
Arena Pharmaceuticals, Inc.*^	19,400	351,334
Ariad Pharmaceuticals, Inc.*^	20,100	132,258
Arqule, Inc.*^	18,800	107,912
Array Biopharma, Inc.*^	14,500	132,530
Bioenvision, Inc.*	14,100	100,533
BioMarin Pharmaceuticals, Inc.*^	31,668	424,985
Caliper Life Sciences, Inc.*^	27,800	$177,920
Cambrex Corp.^	10,500	205,170
Cell Genesys, Inc.*^	16,700	133,266
Cell Therapeutics, Inc.*^	19,661	37,553
Cepheid, Inc.*^	18,500	169,460
Coley Pharmaceutical Group, Inc.*^	10,400	157,560
Cotherix, Inc.*^	33,200	303,448
Cubist Pharmaceuticals, Inc.*	25,549	586,861
CuraGen Corp.*^	47,600	238,476
CV Therapeutics, Inc.*^	18,756	414,132
deCODE genetics, Inc.*^	23,600	204,612
Dendreon Corp.*^	23,400	110,214
Digene Corp.*	7,500	293,250
Diversa Corp.*^	36,000	327,960
Dov Pharmaceutical, Inc.*^	8,300	132,634
Dusa Pharmaceuticals, Inc.*^	9,500	67,070
Encysive Pharmaceuticals, Inc.*	26,600	130,074
Enzo Biochem, Inc.*^	7,978	107,703
Enzon Pharmaceuticals, Inc.*	22,000	178,200
Exelixis, Inc.*^	36,200	434,762
Genitope Corp.*^.	11,900	103,530
Genomic Health, Inc.*^	10,900	113,033
Geron Corp.*^	20,700	172,017
GTx, Inc.*^	11,300	123,396
Human Genome Sciences, Inc.*^	61,000	663,070
ICOS Corp.*^	31,900	703,395
Idenix Pharmaceuticals, Inc.*^	8,700	118,059
Illumina, Inc.*	18,500	439,375
Immunogen, Inc.*^	20,200	87,668
Incyte Corp.*^	35,500	213,710
InterMune, Inc.*^	8,500	157,590
Introgen Therapeutics, Inc.*^	33,300	176,823
Isis Pharmaceuticals, Inc.*^	52,400	472,124
Keryx Biopharmaceuticals, Inc.*	9,600	183,456
Lexicon Genetics, Inc.*^	25,280	140,051
Luminex Corp.*^	10,300	153,058
MannKind Corp.*^	8,600	175,784
Marshall Edwards, Inc.*^	14,800	82,584
Martek Biosciences Corp.*^	13,400	439,922
Maxygen, Inc.*^	27,200	225,216
Medarex Inc.*^	55,400	732,388
Momenta Pharmaceuticals, Inc.*	7,100	139,586
Monogram Biosciences, Inc.^	56,200	103,408
Myogen, Inc.*	8,000	289,840
Myriad Genetics, Inc.*^	17,350	452,662
Nabi Biopharmaceuticals*.	66,457	374,817
Nanogen, Inc.*	99,100	299,282
Nektar Therapeutics*	42,500	866,150
Neopharm, Inc.*^	18,301	152,996
Neurocrine Biosciences, Inc.*^	17,100	1,103,634
Neurogen Corp.*^	14,600	90,374
Northfield Laboratories, Inc.*^	28,800	288,000
NPS Pharmaceuticals, Inc.*^	20,484	174,933
Nuvelo, Inc.*^	19,200	342,144
Onyx Pharmaceuticals, Inc.*^	18,000	472,680
Pharmion Corp.*^	10,500	189,210
Progenics Pharmaceuticals, Inc.*	8,800	233,112
Regeneron Pharmaceuticals, Inc.*^	16,600	276,058
Renovis, Inc.*^	10,700	228,124
Rigel Pharmaceuticals, Inc.*^	10,200	117,198
Savient Pharmaceuticals, Inc.*	41,900	223,327
Seattle Genetics, Inc.*^	47,600	245,616
Senomyx, Inc.*	9,000	148,140
Serologicals Corp.*^	14,700	359,562
StemCells, Inc.*^	35,100	125,658
Stratagene Corp.*	17,400	191,400

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Tanox, Inc.*^	8,100	$157,302
Telik, Inc.*^	22,600	437,536
Tercica, Inc.*^	14,600	97,820
Threshold Pharmaceuticals, Inc.*^	15,400	230,846
Trimeris, Inc.*^	15,432	208,486
United Therapeutics Corp.*^	11,280	747,638
Vertex Pharmaceuticals, Inc.*^	52,400	1,917,316
ViaCell, Inc.*^	49,200	271,092
Zymogenetics, Inc.*	11,500	248,630

		29,315,293

Health Care Equipment & Supplies (3.7%)
Abaxis, Inc.*^	7,100	161,028
Abiomed, Inc.*	8,900	114,810
Adeza Biomedical Corp.*^	9,400	198,622
Align Technology, Inc.*	29,800	273,266
American Medical Systems Holdings, Inc.*	34,500	776,250
Analogic Corp.	6,200	410,440
Angiodynamics, Inc.*^	6,100	183,366
Arrow International, Inc.	7,700	251,559
ArthroCare Corp.*^	10,600	506,892
Aspect Medical Systems, Inc.*^	9,400	257,936
Bio-Rad Laboratories, Inc., Class A*	10,100	629,735
Biosite, Inc.*^	7,256	376,804
Bruker BioSciences Corp.*	52,243	282,112
Candela Corp.*	10,600	228,960
Cantel Medical Corp.*^	8,200	134,398
Conmed Corp.*	13,800	264,270
Conor Medsystems, Inc.*^	9,600	282,240
Cyberonics, Inc.*^	9,100	234,507
Datascope Corp.	3,600	142,416
DexCom, Inc.*^	12,200	247,294
Diagnostic Products Corp.^	11,400	542,982
Dionex Corp.*	9,900	608,652
DJ Orthopedics, Inc.*^	10,400	413,504
Encore Medical Corp.*^	20,400	104,448
EPIX Pharmaceuticals, Inc.*	9,700	33,950
ev3, Inc.*^	10,483	185,654
Foxhollow Technologies, Inc.*	5,500	168,025
Greatbatch, Inc.*^	9,800	214,718
Haemonetics Corp.*	11,100	563,547
HealthTronics, Inc.*^	14,400	119,088
Hologic, Inc.*^	20,000	1,107,000
I-Flow Corp.*^	9,700	129,204
ICU Medical, Inc.*	6,100	220,759
Immucor, Inc.*	22,712	651,607
Integra LifeSciences Holdings Corp.*^	8,100	331,938
Intermagnetics General Corp.*^	17,838	446,842
Intralase Corp.*^	6,000	139,200
Intuitive Surgical, Inc.*	16,700	1,970,600
Invacare Corp.^	14,200	441,052
Inverness Medical Innovations, Inc.*^	6,800	195,364
IRIS International, Inc.^	8,600	134,418
Kensey Nash Corp.*^	4,100	117,260
Kyphon, Inc.*	12,400	461,280
Laserscope*^	7,000	165,550
Lifecell Corp.*^	11,500	259,325
Mentor Corp.^	16,100	729,491
Meridian Bioscience, Inc.	11,700	315,666
Merit Medical Systems, Inc.*^	22,712	272,771
Molecular Devices Corp.*	7,800	258,648
Neurometrix, Inc.*^	5,600	218,064
NuVasive, Inc.*^	7,911	149,123
NxStage Medical, Inc.*^	13,800	177,054
OccuLogix, Inc.*^	18,200	62,790
OraSure Technologies, Inc.*^	19,800	$203,940
Palomar Medical Technologies, Inc.*^	6,800	227,460
PolyMedica Corp.^	10,630	450,287
Somanetics Corp.*^	5,000	110,400
SonoSite, Inc.*^	7,080	287,731
Stereotaxis, Inc.*^	14,400	181,584
STERIS Corp.	31,900	787,292
SurModics, Inc.*^	6,400	226,304
Sybron Dental Specialties, Inc.*	19,200	791,808
Symmetry Medical, Inc.*	7,760	164,590
ThermoGenesis Corp.*	71,400	289,170
Thoratec Corp.*^	24,355	469,321
TriPath Imaging, Inc.*^	28,900	201,722
Varian, Inc.*	14,300	588,874
Ventana Medical Systems, Inc.*^	15,600	651,612
Viasys Healthcare, Inc.*^	15,000	451,200
Vital Signs, Inc.	2,700	148,311
West Pharmaceutical Services, Inc.	14,914	517,814
Wright Medical Group, Inc.*^	10,700	211,325
Young Innovations, Inc.	7,900	288,508
Zoll Medical Corp.*	9,400	247,596

		25,363,328

Health Care Providers & Services (2.7%)
Alliance Imaging, Inc.*	32,700	210,588
Allied Healthcare International, Inc.*	20,600	99,910
Allscripts Healthcare Solutions, Inc.*	18,200	333,242
Amedisys, Inc.*^	6,600	229,350
America Service Group, Inc.*^	5,400	70,362
American Dental Partners, Inc.*^	6,750	91,125
American Retirement Corp.*^	20,000	512,400
AMN Healthcare Services, Inc.*	6,106	114,304
Amsurg Corp.*	13,650	309,718
Apria Healthcare Group, Inc.*	20,200	464,196
Bio-Reference Labs, Inc.*	10,400	187,616
BioScrip, Inc.	18,200	131,222
Brookdale Senior Living, Inc.^	5,020	189,505
Centene Corp.*^	19,000	554,230
Chemed Corp.^	11,800	700,212
Computer Programs & Systems, Inc.^	4,800	240,000
Corvel Corp.*^	7,350	161,847
Cross Country Healthcare, Inc.*	13,800	267,168
Dendrite International, Inc.*	14,600	199,290
Eclipsys Corp.*	15,900	375,399
Emageon, Inc.*	8,660	147,133
eResearch Technology, Inc.*^	19,125	275,209
Genesis HealthCare Corp.*^	8,000	351,520
Gentiva Health Services, Inc.*	8,500	154,785
HealthExtras, Inc.*	9,800	345,940
Healthways, Inc.*	14,800	753,912
Hooper Holmes, Inc.^	19,300	55,777
Horizon Health Corp.*	6,600	130,680
Kindred Healthcare, Inc.*^	11,800	296,770
LCA-Vision, Inc.^	8,650	433,451
LHC Group, Inc.*^	9,900	158,400
Magellan Health Services, Inc.*	10,900	441,123
Matria Healthcare, Inc.*	8,900	337,844
Medcath Corp.*^	6,200	118,544
Merge Technologies, Inc.*^	7,700	122,969
Molina Healthcare, Inc.*^	4,200	140,574
MWI Veterinary Supply, Inc.*	6,800	223,720
National Healthcare Corp.^	4,600	184,368
Odyssey HealthCare, Inc.*	12,975	223,300
Option Care, Inc.^	13,500	190,890
Owens & Minor, Inc.	17,600	576,752

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)

PainCare Holdings, Inc.*^	58,200	$111,162
Parexel International Corp.*^	12,500	330,500
Pediatrix Medical Group, Inc.*	12,400	1,272,736
Per-Se Technologies, Inc.*	12,559	334,823
Phase Forward, Inc.*	16,300	181,582
PRA International*	6,100	151,219
Providence Service Corp.*^	4,900	159,348
PSS World Medical, Inc.*^	32,300	623,067
Psychiatric Solutions, Inc.*^	22,400	742,112
Radiation Therapy Services, Inc.*^	4,950	126,275
RehabCare Group, Inc.*	5,400	101,790
Res-Care, Inc.*	9,900	181,962
SFBC International, Inc.*^	6,600	160,908
Sunrise Senior Living, Inc.*	14,280	556,492
Symbion, Inc.*^	7,200	163,080
Trizetto Group*	18,300	321,897
U.S. Physical Therapy, Inc.*	9,300	159,123
United Surgical Partners International, Inc.*^	19,900	704,659
Ventiv Health, Inc.*	11,600	385,352
VistaCare, Inc., Class A*	8,000	124,000
Vital Images, Inc.*^	6,600	224,928
WebMD Health Corp., Class A*^	5,500	229,020
WellCare Health Plans, Inc.*^	7,900	358,976

		18,810,356

Pharmaceuticals (1.5%)
Adams Respiratory
Therapeutics, Inc.*	4,100	163,057
Adolor Corp.*	20,400	485,520
Alpharma, Inc., Class A	18,400	493,488
Andrx Corp.*	35,500	842,770
AtheroGenics, Inc.*^	17,800	290,496
AVANIR Pharmaceuticals^	13,625	199,197
Barrier Therapeutics, Inc.*^	10,973	106,219
Bentley Pharmaceuticals, Inc.*^	18,600	244,590
Caraco Pharmaceutical Laboratories Ltd.*	15,900	206,700
CNS, Inc.	6,400	137,856
Connetics Corp.*^	12,977	219,701
Cypress Bioscience, Inc.*	11,800	74,340
Discovery Laboratories, Inc.*	18,700	137,071
Durect Corp.*^	26,000	165,360
First Horizon Pharmaceutical Corp.*^	11,200	282,352
Hi-Tech Pharmacal Co., Inc.*	6,300	177,660
Inspire Pharmaceuticals, Inc.*^	53,300	278,759
ISTA Pharmaceuticals, Inc.*^	13,600	86,360
KV Pharmaceutical Co.*^	17,200	414,864
Medicines Co.*	20,000	411,400
Medicis Pharmaceutical Corp., Class A^	26,300	857,380
MGI Pharma, Inc.*^	35,900	628,250
Nastech Pharmaceutical Co., Inc.*^	9,700	174,600
New River Pharmaceuticals, Inc.*^	10,000	332,100
NitroMed, Inc.*^	30,900	259,560
Noven Pharmaceuticals, Inc.*^	7,100	127,871
Pain Therapeutics, Inc.*^	13,900	151,093
Par Pharmaceutical Cos., Inc.*^	13,800	388,884
Penwest Pharmaceuticals Co.*^	17,200	373,068
Perrigo Co.	35,900	585,529
Pozen, Inc.*^	11,200	187,040
Salix Pharmaceuticals Ltd.*	19,900	328,549
SuperGen, Inc.*^	32,200	182,896
Xenoport, Inc.*^	12,000	$271,680

		10,266,260

Total Health Care		83,755,237

Industrials (15.2%)
Aerospace & Defense (1.8%)
AAR Corp.*	14,450	411,536
Applied Signal Technology, Inc.^	4,200	83,286
Argon ST, Inc.*^	4,200	140,826
Armor Holdings, Inc.*^	16,504	962,018
Aviall, Inc.*	14,300	544,544
BE Aerospace, Inc.*	36,900	926,928
Ceradyne, Inc.*^	11,550	576,345
Cubic Corp.^	14,300	342,342
Curtiss-Wright Corp.^	9,300	615,660
DHB Industries, Inc.*	13,800	65,964
DRS Technologies, Inc.	18,290	1,003,572
EDO Corp.^	5,300	163,505
Essex Corp.*^	7,300	160,746
Esterline Technologies Corp.*	10,700	457,425
GenCorp, Inc.*^	28,100	577,455
Heico Corp.^	7,900	250,351
Herley Industries, Inc.*	13,900	290,232
Hexcel Corp.*^	36,600	804,102
Innovative Solutions & Support, Inc.*^	7,500	97,500
Ionatron, Inc.*^	17,600	237,776
K&F Industries Holdings, Inc.	9,800	162,680
Kaman Corp.	7,400	186,184
Moog, Inc., Class A*	17,359	616,071
MTC Technologies, Inc.*	9,100	254,709
Orbital Sciences Corp.*^	24,600	389,172
Sequa Corp., Class A*	2,900	283,620
Sypris Solutions, Inc.	6,000	56,580
Taser International, Inc.*^	28,500	301,815
Teledyne Technologies, Inc.*	14,268	507,941
Triumph Group, Inc.*	8,400	371,784
United Industrial Corp.^	5,100	310,743

		12,153,412

Air Freight & Logistics (0.4%)
ABX Air, Inc.*	24,900	169,569
Dynamex, Inc.*	10,400	200,928
EGL, Inc.*	17,300	778,500
Forward Air Corp.^	15,650	583,588
Hub Group, Inc., Class A*	9,700	442,126
Pacer International, Inc.	15,900	519,612

		2,694,323

Airlines (0.6%)
Airtran Holdings, Inc.*^	38,200	691,802
Alaska Air Group, Inc.*	16,000	567,200
Continental Airlines, Inc.,
Class B*^	42,500	1,143,250
ExpressJet Holdings, Inc.*	15,500	115,320
Frontier Airlines, Inc.*^	38,100	293,370
MAIR Holdings, Inc.*^	18,200	85,176
Mesa Air Group, Inc.*	18,400	210,496
Pinnacle Airlines Corp.*	12,200	81,252
Republic Airways Holdings, Inc.*	9,000	133,290
Skywest, Inc.	25,600	749,312
World Air Holdings, Inc.*^	13,000	127,660

		4,198,128

Building Products (0.7%)
AAON, Inc.*	9,100	217,581
American Woodmark Corp.	3,800	134,900
Ameron International Corp.	2,600	190,398
Apogee Enterprises, Inc.	13,000	219,440
Builders FirstSource, Inc.*	7,900	179,409
ElkCorp.^	10,800	364,500

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Griffon Corp.*^	13,200	$327,888
Jacuzzi Brands, Inc.*^	32,502	319,495
Lennox International, Inc.	25,401	758,474
NCI Building Systems, Inc.*^	10,500	627,585
Simpson Manufacturing Co., Inc.^	16,700	723,110
Trex Co., Inc.*^	4,300	136,310
Universal Forest Products, Inc.	8,950	568,235
Water Pik Technologies Inc.*	4,600	127,466

		4,894,791

Commercial Services & Supplies (3.4%)
ABM Industries, Inc.	19,000	364,230
Administaff, Inc.	8,700	472,932
Advisory Board Co.*	8,800	490,776
American Ecology Corp.^	8,300	169,154
American Reprographics Co.*	9,400	326,086
Banta Corp.	10,500	545,790
Bowne & Co., Inc.^	18,500	308,395
Brady Corp., Class A^	18,200	681,772
Casella Waste Systems, Inc.*	21,400	304,094
CBIZ, Inc.*^	23,493	187,944
CDI Corp.^	4,100	117,957
Central Parking Corp.	17,400	278,400
Cenveo, Inc.*	20,900	346,522
Clean Harbors, Inc.*^	6,600	195,822
Coinstar, Inc.*	10,800	279,828
Compx International, Inc.	10,100	163,115
COMSYS IT Partners, Inc.*^	8,600	93,654
Consolidated Graphics, Inc.*	3,800	198,056
Corrections Corp. of America*^	17,419	787,339
CoStar Group, Inc.*	6,800	352,852
Covanta Holding Corp.*	52,245	870,924
CRA International, Inc.*^	4,400	216,744
DiamondCluster International, Inc.*	25,314	270,860
Duratek, Inc.*	7,400	162,060
Ennis, Inc.	11,000	214,500
Exponent, Inc.*	5,900	186,735
First Advantage Corp.*^	6,000	145,080
FTI Consulting, Inc.*	17,875	509,974
G&K Services, Inc., Class A	7,400	314,796
Geo Group, Inc.*	4,200	140,028
Global Cash Access, Inc.*	11,700	204,984
Healthcare Services Group, Inc.^	11,250	240,300
Heidrick & Struggles, Inc.*	8,400	304,752
Hudson Highland Group, Inc.*^	8,000	151,520
Huron Consulting Group, Inc.*	6,400	193,856
IHS, Inc., Class A*	6,900	188,715
IKON Office Solutions, Inc.^	49,300	702,525
John H. Harland Co.	13,300	522,690
Kelly Services, Inc., Class A	5,700	154,869
Kenexa Corp.*	9,200	282,900
Kforce, Inc.*	13,200	168,300
Knoll, Inc.	8,400	179,088
Korn/Ferry International*^	14,792	301,609
Labor Ready, Inc.*	23,150	554,442
Layne Christensen Co.*^	6,200	207,824
Learning Tree International, Inc.*^	5,100	61,812
LECG Corp.*^	6,800	131,036
M & F Worldwide Corp.*	18,100	258,468
McGrath Rentcorp^	9,000	270,540
Mine Safety Appliances Co.^	12,300	516,600
Mobile Mini, Inc.*^	12,536	387,613
Navigant Consulting Co.*^	24,550	524,143
NCO Group, Inc.*	15,400	365,750
PHH Corp.*	26,300	702,210
Pike Electric Corp.*	8,100	170,181
PRG-Schultz International, Inc.*^	18,500	11,281
Resources Connection, Inc.*^	23,800	$592,858
Rollins, Inc.^	17,175	347,622
Schawk, Inc.^	6,600	171,666
School Specialty, Inc.*^	8,800	303,600
Sirva, Inc.*	17,100	145,863
SOURCECORP, Inc.*	5,200	125,372
Spherion Corp.*	32,080	333,632
Standard Register Co.^	16,600	257,300
Taleo Corp., Class A*	12,700	165,735
TeleTech Holdings, Inc.*^	11,800	131,098
Tetra Tech, Inc.*	20,915	399,267
TRM Corp.*^	8,600	57,878
United Stationers, Inc.*	16,600	881,460
Vertrue, Inc.*^	3,000	125,400
Viad Corp.	9,500	325,660
Volt Information Sciences, Inc.*	4,200	128,352
Waste Connections, Inc.*	20,900	832,029
Waste Industries USA, Inc.	10,200	221,034
Waste Services, Inc.*^	36,500	114,975
Watson Wyatt Worldwide, Inc.^	19,300	628,794

		23,744,022

Construction & Engineering (0.9%)
Comfort Systems USA, Inc.	17,500	236,250
EMCOR Group, Inc.*	14,600	725,036
Granite Construction, Inc.	15,900	774,012
Infrasource Services, Inc.*	11,800	203,078
Insituform Technologies, Inc., Class A*^	11,100	295,260
Perini Corp.*^	9,700	294,589
Quanta Services, Inc.*^	56,700	908,334
Shaw Group, Inc.*^	37,180	1,130,272
URS Corp.*	19,800	796,950
Washington Group International, Inc.	11,300	648,507
Williams Scotsman International, Inc.*	9,200	230,460

		6,242,748

Electrical Equipment (1.5%)
A.O. Smith Corp.^	7,750	409,200
Acuity Brands, Inc.	20,625	825,000
American Science & Engineering, Inc.*^	3,500	326,900
American Superconductor Corp.*^	29,800	338,230
Artesyn Technologies, Inc.*	10,700	117,165
Baldor Electric Co.	14,800	501,276
C&D Technologies, Inc.^	32,700	302,148
Color Kinetics, Inc.*^	9,300	196,974
Encore Wire Corp.*^	13,000	440,440
Energy Conversion Devices, Inc.*^	10,500	516,390
EnerSys*^	19,600	270,480
Evergreen Solar, Inc.*^	23,000	354,200
Franklin Electric Co., Inc.	9,500	519,175
FuelCell Energy, Inc.*^	16,700	191,549
General Cable Corp.*	16,750	508,027
Genlyte Group, Inc.*^	11,800	804,052
Global Power Equipment Group, Inc.*^	53,800	207,130
GrafTech International Ltd.*^	36,400	222,040
Ii-Vi, Inc.*	7,400	133,866
LaBarge, Inc.*^	8,400	125,580
LSI Industries, Inc.	7,350	125,244
Medis Technologies Ltd.*^	9,900	230,967
Plug Power, Inc.*^	47,000	235,000
Powell Industries, Inc.*	5,400	117,612
Power-One, Inc.*	30,600	220,320

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Preformed Line Products Co.^	3,700	$125,504
Regal-Beloit Corp.^	10,600	448,062
Superior Essex, Inc.*	8,400	213,696
Ultralife Batteries, Inc.*^	25,200	323,820
Valence Technology, Inc.*^	63,650	158,489
Vicor Corp.^	7,900	155,867
Woodward Governor Co.	14,700	488,775

		10,153,178

Industrial Conglomerates (0.2%)
Raven Industries, Inc.^	6,800	265,948
Standex International Corp.	3,700	117,142
Tredegar Corp.	10,376	165,082
Walter Industries, Inc.^	16,900	1,125,878

		1,674,050

Machinery (3.6%)
3D Systems Corp.*^	6,000	128,220
Accuride Corp.*	14,200	163,300
Actuant Corp., Class A	13,400	820,348
AGCO Corp.*	43,900	910,486
Alamo Group, Inc.	6,000	132,840
Albany International Corp.	12,650	481,838
Astec Industries, Inc.*	6,900	247,710
ASV, Inc.*^	8,100	260,982
Badger Meter, Inc.^	3,700	210,826
Barnes Group, Inc.	6,560	265,680
Briggs & Stratton Corp.	24,700	873,639
Bucyrus International, Inc., Class A	15,225	733,693
Cascade Corp.^	5,300	280,105
CIRCOR International, Inc.	7,600	221,920
Clarcor, Inc.^	23,700	843,720
Commercial Vehicle Group, Inc.*^	6,800	130,628
Crane Co.	25,900	1,062,159
Dynamic Materials Corp.^	6,700	238,788
EnPro Industries, Inc.*	13,200	452,760
ESCO Technologies, Inc.*	12,504	633,328
Federal Signal Corp.	19,500	360,750
Flanders Corp.*^	14,800	172,864
Flowserve Corp.*	26,500	1,546,010
Freightcar America, Inc.^	4,800	305,280
Gardner Denver, Inc.*	12,600	821,520
Gehl Co.*^	5,400	178,848
Gorman-Rupp Co.^	4,625	112,850
Greenbrier Cos., Inc.	5,800	232,290
JLG Industries, Inc.	51,000	1,570,290
Kaydon Corp.^	13,100	528,716
Kennametal, Inc.	18,400	1,124,976
Lincoln Electric Holdings, Inc.^	17,600	950,224
Lindsay Manufacturing Co.^	11,950	323,725
Manitowoc Co., Inc.^	14,100	1,285,215
Middleby Corp.*^	2,300	192,556
Mueller Industries, Inc.	17,500	624,575
NACCO Industries, Inc., Class A	2,300	354,108
Nordson Corp.^	10,400	518,544
Omega Flex, Inc.*^	9,600	182,880
RBC Bearings Inc.*^	9,800	200,900
Robbins & Myers, Inc.	12,600	272,160
Stewart & Stevenson Services, Inc.	12,620	460,378
Sun Hydraulics Corp.^	6,150	131,487
Tecumseh Products Co., Class A^	7,856	192,786
Tennant Co.	2,900	151,728
Titan International, Inc.^	10,900	188,134
Trinity Industries, Inc.^	19,700	1,071,483
TurboChef Technologies, Inc.*^	25,900	315,980
Valmont Industries, Inc.	7,600	319,504
Wabash National Corp.^	12,500	$246,875
Wabtec Corp.	21,086	687,404
Watts Water Technologies, Inc., Class A^	9,700	352,498

		25,070,508

Marine (0.1%)
Horizon Lines, Inc., Class A	29,600	383,616
Kirby Corp.*	9,575	652,153

		1,035,769

Road & Rail (1.0%)
AMERCO, Inc.*	5,600	554,232
Arkansas Best Corp.^	11,828	462,711
Covenant Transport, Inc., Class A*^	5,100	74,460
Dollar Thrifty Automotive Group, Inc.*	12,100	549,340
Florida East Coast Industries, Inc.^	15,700	846,230
Genesee & Wyoming, Inc., Class A*^	18,325	562,211
Heartland Express, Inc.^	23,034	501,911
Kansas City Southern Industries, Inc.*^	35,000	864,500
Knight Transportation, Inc.^	28,609	565,028
Marten Transport Ltd.*	15,652	283,145
Old Dominion Freight Line*^	12,150	327,442
PAM Transportation Services, Inc.*^	4,600	113,390
RailAmerica, Inc.*^	15,400	164,164
SCS Transportation, Inc.*	5,400	157,194
U.S. Xpress Enterprises, Inc., Class A*	5,450	106,112
Universal Truckload Services, Inc.*	7,600	190,380
Werner Enterprises, Inc.^	23,500	431,695

		6,754,145

Trading Companies & Distributors (1.0%)
Applied Industrial Technologies, Inc.	13,500	602,100
Beacon Roofing Supply, Inc.*^	7,200	292,608
BlueLinx Holdings, Inc.	12,600	201,600
Electro Rent Corp.*^	17,000	289,000
GATX Corp.	20,400	842,316
Huttig Building Products, Inc.*	21,000	195,510
Interline Brands, Inc.*	8,360	210,923
Lawson Products, Inc.^	8,200	335,708
Nuco2, Inc.*^	6,300	199,962
Rush Enterprises, Inc., Class A*^	10,700	188,106
TAL International Group, Inc.*	7,900	190,469
UAP Holding Corp.	20,800	447,200
United Rentals, Inc.*^	32,300	1,114,350
Watsco, Inc.	10,400	738,920
WESCO International, Inc.*	16,000	1,088,160

		6,936,932

Transportation Infrastructure (0.0%)
Interpool, Inc.^	6,900	139,380

Total Industrials		105,691,386

Information Technology (19.0%)
Communications Equipment (2.8%)
3Com Corp.*	183,900	941,568
Adtran, Inc.	31,500	824,670
Airspan Networks, Inc.*^	27,600	186,300
Anaren, Inc.*	7,508	146,181
Arris Group, Inc.*	45,300	623,328
Avocent Corp.*	24,800	787,152

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Bel Fuse, Inc., Class B^	3,292	$115,319
Belden CDT, Inc.	19,400	528,262
Black Box Corp.	6,500	312,325
Blue Coat Systems, Inc.*^	11,100	241,314
C-COR, Inc.*^	15,200	132,848
Ciena Corp.*	267,300	1,392,633
CommScope, Inc.*	25,100	716,605
Comtech Telecommunications Corp.^	9,225	269,093
Digi International, Inc.*^	10,300	120,201
Ditech Communications Corp.*	14,900	155,705
Dycom Industries, Inc.*	21,533	457,576
EndWave Corp.*	16,900	248,261
Extreme Networks, Inc.*	46,200	231,924
Finisar Corp.*	89,800	444,510
Foundry Networks, Inc.*	58,600	1,064,176
Glenayre Technologies, Inc.*^	37,400	196,350
Harmonic, Inc.*^	33,800	215,306
Inter-Tel, Inc.	8,750	187,600
Interdigital Communications Corp.*	26,700	654,684
Ixia*^	15,344	218,806
MasTec, Inc.*^	21,400	303,238
MRV Communications, Inc.*^	35,400	145,140
Netgear, Inc.*^	13,900	264,239
Oplink Communications, Inc.*^	17,442	302,444
Optical Communication Products, Inc.*	57,100	175,868
Packeteer, Inc.*	13,200	153,120
Plantronics, Inc.^	23,800	843,234
Polycom, Inc.*	47,000	1,018,960
Powerwave Technologies, Inc.*	48,700	656,963
Redback Networks, Inc.*	22,600	490,194
SafeNet, Inc.*^	9,629	254,976
SeaChange International, Inc.*^	26,700	207,459
Sonus Networks, Inc.*^	105,900	580,332
Spectralink Corp.	18,500	232,175
Sycamore Networks, Inc.*	79,600	374,120
Symmetricom, Inc.*^	19,900	170,145
Tekelec*	27,400	378,942
Telkonet, Inc.*	58,000	246,500
Terayon Communication Systems, Inc.*^	105,500	193,065
Utstarcom, Inc.*^	42,700	268,583
ViaSat, Inc.*^	10,800	309,420
Westell Technologies, Inc., Class A*^	49,300	200,651
Zhone Technologies, Inc.*^	106,300	284,884

		19,467,349

Computers & Peripherals (1.5%)
Adaptec, Inc.*^	46,900	259,357
Advanced Digital Information Corp.*	26,900	236,182
Brocade Communications Systems, Inc.*	123,500	824,980
Dot Hill Systems Corp.*^	36,600	259,860
Electronics for Imaging, Inc.*	24,900	696,453
Emulex Corp.*	37,400	639,166
Gateway, Inc.*^	108,700	238,053
Hutchinson Technology, Inc.*^	12,500	377,125
Hypercom Corp.*	16,200	150,660
Imation Corp.	18,900	810,999
Intermec, Inc.*^	22,500	686,475
Komag, Inc.*^	13,000	618,800
Lexar Media, Inc.*^	35,100	301,158
Maxtor Corp.*	118,300	1,130,948
McData Corp., Class A*^	68,400	316,008
Mobility Electronics, Inc.*^	16,400	136,612
Novatel Wireless, Inc.*^	24,000	$214,800
Palm, Inc.*^	40,100	928,716
Presstek, Inc.*^	11,300	134,470
Quantum Corp.*^	72,300	270,402
Rackable Systems, Inc.*	5,200	274,820
Rimage Corp.*	5,300	119,674
Stratasys, Inc.*^	11,050	325,754
Synaptics, Inc.*	9,350	205,607

		10,157,079

Electronic Equipment & Instruments (2.4%)
Aeroflex, Inc.*	32,650	448,284
Agilysis, Inc.	9,500	143,070
Anixter International, Inc.^	14,900	711,922
Applied Films Corp.*^	15,200	295,336
Bell MicroProducts, Inc.*^	46,000	283,360
Benchmark Electronics, Inc.*^	20,850	799,597
Brightpoint, Inc.*	17,662	548,582
Checkpoint Systems, Inc.*	15,900	427,392
Cogent, Inc.*^	9,600	176,064
Cognex Corp.	17,700	524,628
Coherent, Inc.*	14,900	523,139
CTS Corp.^	20,400	272,952
Daktronics, Inc.^	5,700	208,050
DTS, Inc.*^	6,800	133,688
Echelon Corp.*^	29,500	278,480
Electro Scientific Industries, Inc.*^	14,200	314,246
Excel Technology, Inc.*	6,200	182,714
FARO Technologies, Inc.*^	15,800	225,150
Global Imaging Systems, Inc.*	11,700	444,366
Identix Corp.*	37,900	301,684
International DisplayWorks, Inc.*	16,800	110,040
Itron, Inc.*	11,160	667,926
Keithley Instruments, Inc.^	17,100	262,656
KEMET Corp.*	42,200	399,634
Landauer, Inc.^	2,700	135,594
LeCroy Corp.*^	18,500	289,525
Littelfuse, Inc.*	9,800	334,474
LoJack Corp.*	8,500	203,830
Measurement Specialties, Inc.*	5,900	154,285
Mercury Computer Systems, Inc.*^	7,200	116,640
Methode Electronics, Inc.^	11,300	123,057
Metrologic Instruments, Inc.*	10,900	252,117
MTS Systems Corp.	9,600	401,568
Multi-Fineline Electronix, Inc.*^	3,550	207,640
Newport Corp.*	19,200	362,112
OSI Systems, Inc.*	4,700	99,311
PAR Technology Corp.*^	7,500	133,050
Park Electrochemical Corp.	9,000	265,500
Paxar Corp.*	13,900	272,023
Photon Dynamics, Inc.*	9,104	170,700
Plexus Corp.*	19,900	747,643
RadiSys Corp.*^	6,050	120,093
Rofin-Sinar Technologies, Inc.*	6,000	324,780
Rogers Corp.*^	6,500	354,120
Scansource, Inc.*^	5,700	344,337
Spatialight, Inc.*^	77,950	275,943
Sunpower Corp.*^	4,900	186,984
SYNNEX Corp.*	7,600	141,056
Technitrol, Inc.	19,500	467,610
TTM Technologies, Inc.*^	16,600	240,534
Universal Display Corp.*^	20,500	294,790
Viisage Technology, Inc.*^	16,640	291,366
X-Rite, Inc.^	23,400	310,752

		16,304,394

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Internet Software & Services (2.1%)
aQuantive, Inc.*^	24,200	$569,668
Ariba, Inc.*^	33,212	324,813
AsiaInfo Holdings, Inc.*^	36,800	184,000
Autobytel, Inc.*^	42,600	205,332
Bankrate, Inc.*^	8,100	352,836
Click Commerce, Inc.*^	6,800	162,792
CMGI, Inc.*^	205,900	304,732
CNET Networks, Inc.*	60,500	859,705
Cybersource Corp.*	20,600	229,896
Digital Insight Corp.*	15,568	566,675
Digital River, Inc.*^	15,000	654,150
Digitas, Inc.*	38,100	548,640
EarthLink, Inc.*	55,700	531,935
eCollege.com, Inc.*^	9,400	177,096
Entrust, Inc.*	71,300	320,850
Equinix, Inc.*^	6,600	423,852
GlobeTel Communications Corp.*^	52,900	131,721
Greenfield Online, Inc.*^	6,700	40,133
HomeStore, Inc.*	67,700	444,112
InfoSpace, Inc.*^	12,900	360,555
Internet Capital Group, Inc.*^	17,700	166,734
Interwoven, Inc.*	15,225	136,873
Ipass, Inc.*^	17,700	141,777
iVillage, Inc.*^	21,100	177,451
j2 Global Communications, Inc.*^	10,100	474,700
Jupitermedia Corp.*^	9,500	170,810
Keynote Systems, Inc.*^	7,300	83,512
Marchex, Inc., Class B*^	10,900	234,350
Netratings, Inc.*^	8,700	115,275
NIC Corp.*	41,400	253,782
Online Resources Corp.*^	12,900	167,700
Openwave Systems, Inc.*^	39,507	852,561
RealNetworks, Inc.*	57,600	475,200
S1 Corp.*^	35,000	176,400
Sohu.com, Inc.*	8,800	234,872
SonicWALL, Inc.*	17,500	124,075
Stellent, Inc.*^	9,500	112,670
SupportSoft, Inc.*^	15,700	69,551
Terremark Worldwide, Inc.*^	40,710	346,035
Travelzoo, Inc.*^	6,660	130,403
United Online, Inc.^	27,350	351,721
ValueClick, Inc.*	38,500	651,420
Vignette Corp.*	10,080	148,680
WebEx Communications, Inc.*^	14,100	474,747
webMethods, Inc.*	15,500	130,510
Websense, Inc.*	21,000	579,180
WebSideStory, Inc.*^	10,400	178,776

		14,553,258

IT Services (2.0%)
Acxiom Corp.	42,100	1,087,864
Anteon International Corp.*	13,800	752,928
BearingPoint, Inc.*	89,100	756,459
Ciber, Inc.*	17,200	109,736
Covansys Corp.*	11,800	202,842
CSG System International, Inc.*	25,600	595,456
eFunds Corp.*^	22,600	583,984
Euronet Worldwide, Inc.*^	13,300	503,139
Forrester Research, Inc.*	14,400	321,408
Gartner, Inc.*	25,089	349,992
Gevity HR, Inc.^	12,900	315,534
Heartland Payment Systems, Inc.*^	6,300	156,051
iGATE Corp.*	46,800	276,120
Infocrossing, Inc.*^	8,500	102,425
infoUSA, Inc.*	10,100	131,098
Integral Systems, Inc./Maryland	6,600	178,134
Intrado, Inc.*	8,500	$220,830
iPayment, Inc.*	5,200	222,820
Kanbay International, Inc.*	10,550	160,993
Keane, Inc.*^	24,900	392,175
Lionbridge Technologies, Inc.*^	23,200	183,512
ManTech International Corp., Class A*	7,500	249,150
MAXIMUS, Inc.	8,400	302,232
MoneyGram International, Inc.	40,300	1,238,016
MPS Group, Inc.*	51,867	793,565
Ness Technologies, Inc.*	10,700	134,713
Pegasus Solutions, Inc.*^	8,450	79,515
Perot Systems Corp., Class A*^	38,300	595,948
RightNow Technologies, Inc.*^	6,950	110,296
Sapient Corp.*^	38,600	294,518
SI International, Inc.*^	8,200	288,230
Startek, Inc.^	12,200	287,432
SYKES Enterprises, Inc.*	14,000	198,520
Syntel, Inc.	12,100	228,932
Talx Corp.^	13,327	379,553
TNS, Inc.*	17,100	362,178
Tyler Technologies, Inc.*^	13,700	150,700
VeriFone Holdings, Inc.*^	10,600	321,074
Wright Express Corp.*	17,600	493,680

		14,111,752

Semiconductors & Semiconductor Equipment (4.9%)
Actel Corp.*	7,500	119,550
ADE Corp.*	5,900	180,658
Advanced Analogic Technologies, Inc.*	14,100	160,740
Advanced Energy Industries, Inc.*	17,600	248,688
AMIS Holdings, Inc.*	18,800	170,328
Amkor Technology, Inc.*^	42,800	369,792
Applied Micro Circuits Corp.*^	131,500	535,205
Asyst Technologies, Inc.*^	16,300	169,683
Atheros Communications, Inc.*^	16,000	419,040
Atmel Corp.*	201,500	951,080
ATMI, Inc.*	16,320	492,864
Axcelis Technologies, Inc.*	42,800	250,808
Brooks Automation, Inc.*	33,102	471,373
Cabot Microelectronics Corp.*^	10,300	382,130
Cirrus Logic, Inc.*	39,300	333,264
Cohu, Inc.	7,100	150,662
Conexant Systems, Inc.*	235,700	813,165
Credence Systems Corp.*^	38,930	285,746
Cymer, Inc.*	18,100	822,464
Cypress Semiconductor Corp.*^	63,200	1,071,240
Diodes, Inc.*	6,750	280,125
DSP Group, Inc.*	13,600	394,536
Emcore Corp.*^	28,000	286,160
Entegris, Inc.*	55,335	588,765
Exar Corp.*	16,197	231,293
Fairchild Semiconductor International, Inc.*	57,400	1,094,618
FEI Co.*^	10,844	215,253
Formfactor, Inc.*	14,400	566,208
Genesis Microchip, Inc.*^	14,500	247,080
Hittite Microwave Corp.*^	6,700	225,857
Ikanos Communications, Inc.^	11,200	220,752
Integrated Device Technology, Inc.*	95,170	1,414,226
Integrated Silicon Solutions, Inc.*^	43,700	290,168
Intevac, Inc.*	9,400	270,532
IXYS Corp.*	29,400	271,068
Kopin Corp.*	23,600	118,236
Kulicke & Soffa Industries, Inc.*	24,600	234,684
Lattice Semiconductor Corp.*^	43,600	290,376

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Leadis Technology, Inc.*^	15,100	$85,768
LTX Corp.*	23,300	125,820
Mattson Technology, Inc.*^	15,900	190,800
Micrel, Inc.*^	28,600	423,852
Microsemi Corp.*	29,772	866,663
Microtune, Inc.*^	22,400	116,928
MIPS Technologies, Inc.*	23,500	175,310
MKS Instruments, Inc.*	13,400	313,962
Monolithic Power Systems, Inc.*^	15,800	294,512
Netlogic Microsystems, Inc.*^	8,400	346,164
OmniVision Technologies, Inc.*^	23,700	715,740
ON Semiconductor Corp.*^	83,900	609,114
PDF Solutions, Inc.*^	10,520	199,038
Pericom Semiconductor Corp.*^	23,000	226,780
Photronics, Inc.*^	17,300	324,548
Pixelworks, Inc.*^	52,800	262,416
PLX Technology, Inc.*^	25,200	316,260
PMC-Sierra, Inc.*	86,400	1,061,856
Portalplayer, Inc.*^	5,900	131,157
Power Integrations, Inc.*^	12,500	309,750
Rambus, Inc.*^	49,800	1,959,132
RF Micro Devices, Inc.*^	83,000	717,950
Rudolph Technologies, Inc.*	17,300	294,965
Semitool, Inc.*	22,900	260,373
Semtech Corp.*	31,500	563,535
Sigmatel, Inc.*^	15,200	132,848
Silicon Image, Inc.*	33,900	349,509
Silicon Laboratories, Inc.*	20,500	1,126,475
Silicon Storage Technology, Inc.*^	32,300	141,474
Sirf Technology Holdings, Inc.*	15,000	531,150
Skyworks Solutions, Inc.*	78,800	535,052
Standard Microsystems Corp.*^	7,500	194,850
Supertex, Inc.*^	4,800	180,576
Tessera Technologies, Inc.*	22,000	705,760
Transwitch Corp.*	97,700	254,020
Trident Microsystems, Inc.*^	27,200	790,432
Triquint Semiconductor, Inc.*	57,621	283,495
Ultratech, Inc.*^	11,000	269,280
Varian Semiconductor Equipment Associates, Inc.*	24,600	690,768
Veeco Instruments, Inc.*^	11,200	261,520
Virage Logic Corp.*	15,700	169,403
Vitesse Semiconductor Corp.*^	95,000	340,100
Volterra Semiconductor Corp.*^	10,200	194,718
Zoran Corp.*	20,600	450,728

		34,132,968

Software (3.3%)
Advent Software, Inc.*	13,900	395,038
Agile Software Corp.*	14,700	112,161
Altiris, Inc.*	8,300	182,683
Ansoft Corp.*	5,400	225,126
Ansys, Inc.*	15,200	823,080
Aspen Technology, Inc.*^	20,000	253,000
Atari, Inc.*^	72,200	46,208
Blackbaud, Inc.	10,098	213,977
Blackboard, Inc.*^	8,200	232,962
Borland Software Corp.*	35,466	191,516
Bottomline Technologies, Inc.*	9,900	135,927
Catapult Communications Corp.*^	4,638	61,685
Concur Technologies, Inc.*^	14,700	272,391
Epicor Software Corp.*	23,600	316,948
EPIQ Systems, Inc.*	14,950	284,050
Factset Research Systems, Inc.^	17,200	762,820
FalconStor Software, Inc.*^	36,800	347,760
Filenet Corp.*	18,160	490,683
Informatica Corp.*	37,400	581,570
Intergraph Corp.*	15,600	649,896
Internet Security Systems, Inc.*^	18,900	$453,222
InterVoice, Inc.*^	35,600	306,516
Jack Henry & Associates, Inc.	36,300	830,181
JDA Software Group, Inc.*	9,650	139,346
Kronos, Inc.*	13,787	515,496
Lawson Software, Inc.*^	23,000	176,410
Macrovision Corp.*	21,000	465,150
Magma Design Automation, Inc.*	33,600	290,640
Majesco Entertainment Co.*^	159,000	219,420
Manhattan Associates, Inc.*	11,600	255,200
Mapinfo Corp.*^	11,300	158,426
Matrixone, Inc.*	15,900	113,844
Mentor Graphics Corp.*	37,900	418,795
Micros Systems, Inc.*	18,500	852,295
MicroStrategy, Inc., Class A*^	7,000	737,030
Midway Games, Inc.*^	10,800	99,576
Motive, Inc.*^	9,550	37,245
MRO Software, Inc.*^	19,700	314,412
MSC.Software Corp.*	8,400	167,580
NetIQ Corp.*^	26,480	295,252
NetScout Systems, Inc.*^	12,700	115,570
Nuance Communications, Inc.*^	61,000	720,410
Open Solutions, Inc.*	8,400	229,404
Opsware, Inc.*	31,800	272,526
Parametric Technology Corp.*	48,840	797,557
Pegasystems, Inc.*^	37,800	308,448
Progress Software Corp.*	19,300	561,437
QAD, Inc.	25,700	192,236
Quality Systems, Inc.*	7,600	251,560
Quest Software, Inc.*^	27,400	457,580
Radiant Systems, Inc.*	12,900	174,408
Renaissance Learning, Inc.^	11,100	199,800
RSA Security, Inc.*	30,200	541,788
Secure Computing Corp.*	21,375	246,668
Sonic Solutions, Inc.*	10,400	188,344
SPSS, Inc.*^	7,900	250,114
SSA Global Technologies, Inc.*^	12,600	201,978
THQ, Inc.*^	29,025	751,457
TIBCO Software, Inc.*	103,400	864,424
Transaction Systems Architects, Inc.*	16,700	521,207
Ulticom, Inc.*^	25,700	276,275
Ultimate Software Group, Inc.*^	9,800	253,330
Unica Corp.*	14,500	168,055
Vasco Data Security International*	14,700	120,246
Verint Systems, Inc.*	4,100	145,017
Wind River Systems, Inc.*	35,900	446,955
Witness Systems, Inc.*^	14,300	363,220

		23,045,531

Total Information Technology		131,772,331

Materials (5.2%)
Chemicals (1.5%)
American Vanguard Corp.^	7,200	219,960
Arch Chemicals, Inc.^	10,800	328,320
Balchem Corp.^	7,200	166,104
Calgon Carbon Corp.^	14,200	87,330
CF Industries Holdings, Inc.	27,880	473,681
Ferro Corp.	21,000	420,000
Georgia Gulf Corp.	14,600	379,454
H.B. Fuller Co.	13,700	703,358
Hercules, Inc.*	51,900	716,220
Innospec, Inc.	7,840	200,939
Kronos Worlwide, Inc.^	3,947	119,831
MacDermid, Inc.	13,900	446,885
Minerals Technologies, Inc.	10,300	601,623
NewMarket Corp.	9,700	461,623

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
NL Industries, Inc.^	20,550	$218,447
Olin Corp.	35,632	765,019
OM Group, Inc.*	11,500	264,500
Pioneer Cos., Inc.*	6,400	195,200
PolyOne Corp.*	39,800	370,936
Rockwood Holdings, Inc.*^	9,020	207,640
Schulman (A.), Inc.^	15,900	393,525
Sensient Technologies Corp.	18,700	337,535
Spartech Corp.	14,300	343,200
Stepan Co.	6,000	177,300
Symyx Technologies, Inc.*^	16,272	451,385
Terra Industries, Inc.*^	39,700	279,885
Tronox, Inc., Class A^	12,300	208,608
W.R. Grace & Co.*^	29,800	396,340
Wellman, Inc.^	37,300	237,228
Westlake Chemical Corp.	5,000	172,750
Zoltek Cos., Inc.*^	14,700	336,042

		10,680,868

Construction Materials (0.5%)
Eagle Materials, Inc.^	26,400	1,683,264
Headwaters, Inc.*^	22,500	895,275
Texas Industries, Inc.	9,900	598,851

		3,177,390

Containers & Packaging (0.3%)
Caraustar Industries, Inc.*^	12,807	131,784
Chesapeake Corp.^	7,400	102,712
Graphic Packaging Corp.*^	43,900	90,873
Greif, Inc., Class A	7,400	506,308
Myers Industries, Inc.	13,100	209,469
Rock-Tenn Co., Class A	16,000	239,840
Silgan Holdings, Inc.	12,600	506,142

		1,787,128

Metals & Mining (2.5%)
A.M. Castle & Co.^	10,000	295,000
AK Steel Holding Corp.*	52,600	789,000
Aleris International, Inc.*	13,700	658,559
AMCOL International Corp.	9,900	285,120
Brush Engineered Materials, Inc.*	6,300	124,425
Carpenter Technology Corp.	12,600	1,190,952
Century Aluminum Co.*	9,900	420,255
Chaparral Steel Co.*	10,200	662,184
Cleveland-Cliffs, Inc.^	10,900	949,608
Coeur d’Alene Mines Corp.*^	126,900	832,464
Commercial Metals Co.	29,400	1,572,606
Compass Minerals International, Inc.	6,700	167,433
Gibraltar Industries, Inc.	13,150	387,399
Hecla Mining Co.*^	59,500	393,295
Metal Management, Inc.^	10,900	344,985
NN, Inc.	21,400	276,274
Oregon Steel Mills, Inc.*^	19,200	982,464
Quanex Corp.^	11,700	779,571
Reliance Steel & Aluminum Co.	14,400	1,352,448
Roanoke Electric Steel Corp.^	7,700	248,710
Royal Gold, Inc.^	8,400	303,996
RTI International Metals, Inc.*^	11,500	630,775
Ryerson, Inc.^	10,700	286,332
Schnitzer Steel Industries, Inc.^	9,050	387,793
Steel Dynamics, Inc.	18,800	1,066,524
Steel Technologies, Inc.	5,100	123,930
Stillwater Mining Co.*^	16,129	265,483
Titanium Metals Corp.*	17,300	839,915
Wheeling-Pittsburgh Corp.*^	12,400	227,664
Worthington Industries, Inc.	40,000	802,400

		17,647,564

Paper & Forest Products (0.4%)
Bowater, Inc.	28,000	828,240
Buckeye Technologies, Inc.*	30,400	$275,120
Deltic Timber Corp.^	3,300	199,980
Glatfelter^	18,800	344,604
Mercer International, Inc.*	21,800	202,958
Neenah Paper, Inc.^	6,300	206,325
Schweitzer-Mauduit International, Inc.	8,600	206,400
Wausau Paper Corp.^	21,500	304,655

		2,568,282

Total Materials		35,861,232

Telecommunication Services (1.6%)
Diversified Telecommunication Services (1.1%)
Alaska Communications Systems Group, Inc.^	17,300	209,849
Broadwing Corp.*^	31,278	461,038
Cbeyond Communications, Inc.*^	17,200	303,580
Cincinnati Bell, Inc.*	106,500	481,380
Cogent Communications Group, Inc.*	20,700	201,825
Commonwealth Telephone Enterprises, Inc.	8,900	306,605
Consolidated Communications Holdings, Inc.	11,600	188,732
CT Communications, Inc.	19,500	265,005
FairPoint Communications, Inc.	10,900	150,638
General Communication, Inc., Class A*^	23,700	286,533
Golden Telecom, Inc.^	9,240	277,662
Hungarian Telephone & Cable*^	12,200	195,444
IDT Corp. Class B*^	24,800	274,536
Iowa Telecommunications Services, Inc.	8,300	158,364
Level 3 Communications, Inc.*^	408,900	2,118,102
NeuStar, Inc. Class A*	10,620	329,220
North Pittsburgh Systems, Inc.	5,100	119,034
Premiere Global Services, Inc.*	27,700	222,985
Shenandoah Telecommunications Co.^	3,800	170,962
SureWest Communications^	4,900	118,188
Talk America Holdings, Inc.*	29,500	251,635
Time Warner Telecom, Inc., Class A*^	21,900	393,105
Valor Communications Group, Inc.^	12,800	168,448

		7,652,870

Wireless Telecommunication Services (0.5%)
Centennial Communications Corp.*	36,660	268,718
Dobson Communications Corp.*	63,200	506,864
InPhonic, Inc.*^	20,200	141,198
Price Communications Corp.*^	18,417	325,797
SBA Communications Corp., Class A*^	42,650	998,436
Syniverse Holdings, Inc.*	11,040	174,432
Ubiquitel, Inc.*	38,000	383,800
USA Mobility, Inc.*^	12,875	366,680
Wireless Facilities, Inc.*^	56,000	225,120

		3,391,045

Total Telecommunication Services		11,043,915

Utilities (2.3%)
Electric Utilities (1.0%)
Allete, Inc.^	15,100	703,660
Central Vermont Public Service Corp.	8,200	173,922
Cleco Corp.	24,000	535,920

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Duquesne Light Holdings, Inc.^	40,700	$671,550
El Paso Electric Co.*	21,300	405,552
Empire District Electric Co.^	10,500	233,310
IDACORP, Inc.^	19,400	630,888
ITC Holdings Corp.*^	10,850	284,812
MGE Energy, Inc.^	9,700	321,846
Otter Tail Corp.	12,900	370,101
Sierra Pacific Resources*	96,200	1,328,522
UIL Holdings Corp.^	6,600	345,510
Unisource Energy Corp.	15,200	463,600

		6,469,193

Gas Utilities (0.7%)
Cascade Natural Gas Corp.^	7,520	148,144
EnergySouth, Inc.	5,000	159,050
Laclede Group, Inc.^	8,700	299,454
New Jersey Resources Corp.^	11,950	540,738
Nicor, Inc.^	21,600	854,496
Northwest Natural Gas Co.^	12,400	440,076
Peoples Energy Corp.^	20,000	712,800
South Jersey Industries, Inc.	11,800	321,786
Southwest Gas Corp.	22,000	614,900
WGL Holdings, Inc.	22,700	690,534

		4,781,978

Independent Power Producers & Energy Traders (0.1%)
Black Hills Corp.	18,500	629,000
Ormat Technologies, Inc.^	4,300	163,830

		792,830

Multi-Utilities & Unregulated Power (0.3%)
Aquila, Inc.*	212,900	849,471
Avista Corp.	29,300	605,045
CH Energy Group, Inc.^	7,200	345,600
NorthWestern Corp.	15,397	479,463

		2,279,579

Water Utilities (0.2%)
American States Water Co.^	10,650	397,884
California Water Service Group	7,400	333,370
Connecticut Water Service, Inc.	6,200	162,564
Middlesex Water Co.^	7,460	141,292
SJW Corp.^	9,460	254,001
Southwest Water Co.^	11,907	189,798

		1,478,909

Total Utilities		15,802,489

Total Common Stocks (97.9%) (Cost $519,356,561)		679,020,564

	Principal Amount
SHORT-TERM INVESTMENTS:
Government Security (0.0%)
U.S. Treasury Bills
4.42%, 7/20/06 #(p)	$200,000	197,312

Short-Term Investments of Cash Collateral for Securities Loaned (27.8%)
American Express Credit Corp.
4.72%, 6/12/07 (l)	10,000,000	10,000,000
Bank of Nova Scotia N.Y.
4.81%, 5/30/06 (l)	4,999,583	4,999,583
Beta Finance, Inc.
4.87%, 4/3/06	4,000,000	4,000,000
CC USA, Inc.
4.92%, 11/15/08 (l)	9,000,885	9,000,885
CDC Financial Products, Inc.
4.98%, 5/1/06	12,000,000	12,000,000
Citigroup Global Markets, Inc.
4.95%, 4/7/06	10,000,000	10,000,000
Dorada Finance, Inc.
4.92%, 8/3/06 (l)	$3,996,593	$3,996,593
General Electric Capital Corp.
4.99%, 5/12/06 (l)	2,001,013	2,001,013
Goldman Sachs Group, Inc.
5.04%, 12/28/07 (l)	5,000,000	5,000,000
Merrill Lynch & Co., Inc.
4.66%, 10/19/06 (l)	6,000,000	6,000,000
Morgan Stanley
5.06%, 4/2/07 (l)	5,000,000	5,000,000
New York Life Insurance Co.
4.93%, 6/30/06	4,000,000	4,000,000
Nomura Securities
4.87%, 4/3/06	102,973,341	102,973,341
Royal Bank of Canada N.Y.
4.80%, 10/3/06 (l)	3,749,502	3,749,502
U.S. Bank N.A.
4.62%, 10/2/06 (l)	4,998,314	4,998,314
Wells Fargo & Co.
4.99%, 3/31/08 (l)	5,000,000	5,000,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		192,719,231

Time Deposit (1.4%)
JPMorgan Chase Nassau
4.26%, 4/3/06	10,034,002	10,034,002

Total Short-Term Investments (29.2%) (Cost/Amortized Cost $202,950,530)		202,950,545

Total Investments (127.1%) (Cost/Amortized Cost $722,307,091)		881,971,109
Other Assets Less Liabilities (-27.1%)		(188,301,418)

Net Assets (100%)		$693,669,691

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

#	All, or a portion of security held by broker as collateral for financial futures contracts.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2006.

(p)	Yield to maturity.

Glossary:

REIT — Real Estate Investment Trust

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2006 (Unaudited)

At March 31, 2006 the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 3/31/06	Unrealized Appreciation
Russell 2000 Index	16	June-06	$6,781,175	$6,946,200	$165,025

Investment security transactions for the three months ended March 31, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$83,161,758
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$13,166,893

As of March 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$190,289,822
Aggregate gross unrealized depreciation	(30,589,100)

Net unrealized appreciation	$159,700,722

Federal income tax cost of investments	$722,270,387

At March 31, 2006, the Portfolio had loaned securities with a total value of $189,037,871. This was secured by collateral of $192,719,231 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/TCW EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (12.6%)
Diversified Consumer Services (0.4%)
Apollo Group, Inc., Class A*	21,340	$1,120,563

Hotels, Restaurants & Leisure (2.6%)
Starbucks Corp.*	203,050	7,642,802

Internet & Catalog Retail (4.4%)
Amazon.com, Inc.*	354,630	12,947,541

Media (5.2%)
Getty Images, Inc.*	67,700	5,069,376
Pixar*	102,100	6,548,694
XM Satellite Radio Holdings, Inc., Class A*	160,065	3,564,648

		15,182,718

Total Consumer Discretionary		36,893,624

Consumer Staples (2.0%)
Food & Staples Retailing (2.0%)
Walgreen Co.	138,200	5,960,566

Total Consumer Staples		5,960,566

Energy (4.7%)
Energy Equipment & Services (4.7%)
Schlumberger Ltd.	109,735	13,889,159

Total Energy		13,889,159

Financials (20.3%)
Commercial Banks (3.5%)
Commerce Bancorp, Inc./ New Jersey	279,250	10,234,512

Consumer Finance (2.8%)
SLM Corp.	156,400	8,123,416

Insurance (10.7%)
Aflac, Inc.	68,100	3,073,353
American International Group, Inc.	68,250	4,510,643
Progressive Corp.	227,985	23,769,716

		31,353,712

Thrifts & Mortgage Finance (3.3%)
Countrywide Financial Corp.	264,600	9,710,820

Total Financials		59,422,460

Health Care (11.4%)
Biotechnology (8.6%)
Amgen, Inc.*	137,500	10,003,125
Genentech, Inc.*	178,405	15,077,007

		25,080,132

Health Care Equipment & Supplies (2.8%)
Varian Medical Systems, Inc.*	146,900	8,249,904

Total Health Care		33,330,036

Industrials (4.4%)
Air Freight & Logistics (2.7%)
Expeditors International of Washington, Inc.	90,295	$7,800,585

Industrial Conglomerates (1.7%)
General Electric Co.	143,300	4,983,974

Total Industrials		12,784,559

Information Technology (44.0%)
Communications Equipment (8.7%)
Cisco Systems, Inc.*	289,500	6,273,465
QUALCOMM, Inc.	378,200	19,140,702

		25,414,167

Computers & Peripherals (8.7%)
Dell, Inc.*	262,000	7,797,120
Network Appliance, Inc.*	484,960	17,473,109

		25,270,229

Internet Software & Services (14.5%)
eBay, Inc.*	403,200	15,748,992
Google, Inc., Class A*	34,400	13,416,000
Yahoo!, Inc.*	412,400	13,304,024

		42,469,016

Semiconductors & Semiconductor Equipment (3.1%)
Maxim Integrated Products, Inc.	164,465	6,109,875
Xilinx, Inc.	114,910	2,925,608

		9,035,483

Software (9.0%)
Adobe Systems, Inc.*	269,900	9,424,908
Electronic Arts, Inc.*	174,000	9,521,280
Salesforce.com, Inc.*	206,200	7,491,246

		26,437,434

Total Information Technology		128,626,329

Total Common Stocks (99.4%) (Cost $205,480,329)		290,906,733

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (0.2%)
JPMorgan Chase Nassau
4.26%, 4/3/06 (Amortized Cost $680,292)	$680,292	680,292

Total Investments (99.6%) (Cost/Amortized Cost $206,160,621)		291,587,025
Other Assets Less Liabilities (0.4%)		1,039,186

Net Assets (100%)		$292,626,211

*	Non-income producing.

EQ ADVISORS TRUST

EQ/TCW EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2006 (Unaudited)

Investment security transactions for the three months ended March 31, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$38,073,387
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$41,729,923

As of March 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$99,738,353
Aggregate gross unrealized depreciation	(14,311,949)

Net unrealized appreciation	$85,426,404

Federal income tax cost of investments	$206,160,621

The Portfolio has a net capital loss carryforward of $146,345,462 of which $23,199,830 expires in the year 2009, $62,598,018 expires in the year 2010, $42,657,049 expires in the year 2011, and $17,890,565 expires in the year 2012.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/UBS GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (11.4%)
Auto Components (2.3%)
BorgWarner, Inc.	19,200	$1,152,768
Johnson Controls, Inc.	41,700	3,166,281

		4,319,049

Automobiles (0.8%)
Harley-Davidson, Inc.	31,300	1,623,844

Hotels, Restaurants & Leisure (1.5%)
Carnival Corp.	59,700	2,827,989

Internet & Catalog Retail (1.3%)
Expedia, Inc.*	117,400	2,379,698

Media (4.2%)
DIRECTV Group, Inc.*	140,100	2,297,640
Omnicom Group, Inc.	45,600	3,796,200
R.H. Donnelley Corp.*	16,711	973,082
Univision Communications, Inc., Class A*	26,100	899,667

		7,966,589

Multiline Retail (1.3%)
Kohl’s Corp.*	45,200	2,396,052

Total Consumer Discretionary		21,513,221

Consumer Staples (4.4%)
Beverages (0.7%)
Anheuser-Busch Cos., Inc.	30,400	1,300,208

Food & Staples Retailing (3.7%)
Costco Wholesale Corp.	62,500	3,385,000
Kroger Co.*	122,900	2,502,244
Sysco Corp.	36,200	1,160,210

		7,047,454

Total Consumer Staples		8,347,662

Energy (4.3%)
Energy Equipment & Services (1.8%)
Baker Hughes, Inc.	16,800	1,149,120
GlobalSantaFe Corp.	37,300	2,265,975

		3,415,095

Oil & Gas (2.5%)
Exxon Mobil Corp.	28,500	1,734,510
Marathon Oil Corp.	37,600	2,863,992

		4,598,502

Total Energy		8,013,597

Financials (23.9%)
Capital Markets (5.5%)
Mellon Financial Corp.	108,500	3,862,600
Morgan Stanley	102,300	6,426,486

		10,289,086

Commercial Banks (6.2%)
Fifth Third Bancorp	86,400	3,400,704
PNC Financial Services Group, Inc.	37,700	2,537,587
Wells Fargo & Co.	90,000	5,748,300

		11,686,591

Diversified Financial Services (6.3%)
Citigroup, Inc.	170,300	8,043,269
JPMorgan Chase & Co.	93,500	3,893,340

		11,936,609

Insurance (4.3%)
Allstate Corp.	34,000	1,771,740
American International Group, Inc.	68,500	4,527,165
Hartford Financial Services Group, Inc.	23,400	1,884,870

		8,183,775

Thrifts & Mortgage Finance (1.6%)
Freddie Mac	49,200	$3,001,200

Total Financials		45,097,261

Health Care (18.9%)
Biotechnology (2.3%)
Cephalon, Inc.*	17,000	1,024,250
Genzyme Corp.*	48,300	3,246,726

		4,270,976

Health Care Equipment & Supplies (2.1%)
Medtronic, Inc.	22,200	1,126,650
Waters Corp.*	38,600	1,665,590
Zimmer Holdings, Inc.*	17,200	1,162,720

		3,954,960

Health Care Providers & Services (6.3%)
Caremark Rx, Inc.*	33,200	1,632,776
HEALTHSOUTH Corp.*	56,800	283,432
Medco Health Solutions, Inc.*	41,700	2,386,074
UnitedHealth Group, Inc.	88,100	4,921,266
WellPoint, Inc.*	34,700	2,686,821

		11,910,369

Pharmaceuticals (8.2%)
Allergan, Inc.	37,200	4,036,200
Bristol-Myers Squibb Co.	54,400	1,338,784
Johnson & Johnson	67,200	3,979,584
Wyeth	127,500	6,186,300

		15,540,868

Total Health Care		35,677,173

Industrials (11.5%)
Aerospace & Defense (2.9%)
Lockheed Martin Corp.	39,800	2,990,174
Northrop Grumman Corp.	35,900	2,451,611

		5,441,785

Air Freight & Logistics (1.6%)
FedEx Corp.	27,200	3,071,968

Building Products (2.2%)
Masco Corp.	126,300	4,103,487

Commercial Services & Supplies (0.7%)
Cendant Corp.	76,400	1,325,540

Machinery (2.1%)
Illinois Tool Works, Inc.	40,500	3,900,555

Road & Rail (2.0%)
Burlington Northern Santa Fe Corp.	45,500	3,791,515

Total Industrials		21,634,850

Information Technology (12.7%)
Computers & Peripherals (1.1%)
Dell, Inc.*	70,900	2,109,984

Electronic Equipment & Instruments (0.2%)
Mettler-Toledo International, Inc.*	6,800	410,312

IT Services (0.8%)
Accenture Ltd., Class A	50,900	1,530,563

Semiconductors & Semiconductor Equipment (2.9%)
Analog Devices, Inc.	47,300	1,811,117
Intel Corp.	137,000	2,650,950
Xilinx, Inc.	41,000	1,043,860

		5,505,927

Software (7.7%)
Mercury Interactive Corp.*	40,400	1,405,920
Microsoft Corp.	258,900	7,044,669
Oracle Corp.*	253,800	3,474,522

EQ ADVISORS TRUST

EQ/UBS GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Symantec Corp.*	146,034	$2,457,752

		14,382,863

Total Information Technology		23,939,649

Telecommunication Services (4.3%)
Diversified Telecommunication Services (1.2%)
AT&T, Inc.	86,100	2,328,144

Wireless Telecommunication Services (3.1%)
Sprint Nextel Corp.	222,234	5,742,527

Total Telecommunication Services		8,070,671

Utilities (5.5%)
Electric Utilities (3.9%)
American Electric Power Co., Inc.	43,300	1,473,066
Exelon Corp.	87,800	4,644,620
Northeast Utilities	22,500	439,425
Pepco Holdings, Inc.	33,800	770,302

		7,327,413

Multi-Utilities & Unregulated Power (1.6%)
NiSource, Inc.	51,700	1,045,374
Sempra Energy	41,100	1,909,506

		2,954,880

Total Utilities		10,282,293

Total Common Stocks (96.9%) (Cost $155,816,028)		182,576,377

INVESTMENT COMPANY:
Exchange-Traded Funds (1.6%)
S&P 500 Depositary Receipts	24,000	$3,115,920

Total Investment Company (1.6%) (Cost $3,086,824)		3,115,920

	Principal Amount
SHORT-TERM INVESTMENTS:
Time Deposit (1.7%)
JPMorgan Chase Nassau
4.26%, 4/3/06
(Amortized Cost $3,243,227)	$3,243,227	3,243,227

Total Investments (100.2%) (Cost/Amortized Cost $162,146,079)		188,935,524
Other Assets Less Liabilities (-0.2%)		(432,640)

Net Assets (100%)		$188,502,884

*	Non-income producing.

Investment security transactions for the three months ended March 31, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$32,118,769
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$19,106,269

As of March 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$29,698,230
Aggregate gross unrealized depreciation	(2,935,173)

Net unrealized appreciation	$26,763,057

Federal income tax cost of investments	$162,172,467

For the three months ended March 31, 2006, the Portfolio incurred approximately $28 as brokerage commissions with Sanford C. Bernstein & Co., Inc., and $855 as brokerage commissions with UBS AG, affiliated broker/dealers.

The Portfolio has a net capital loss carryforward of $33,328,537, of which $16,680,202 expires in the year 2010 and $16,648,335 expires in the year 2011.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/VAN KAMPEN COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (10.9%)
Media (10.9%)
CBS Corp., Class B	30,500	$731,390
Clear Channel Communications, Inc.	116,900	3,391,269
Comcast Corp., Class A*	83,700	2,189,592
Gannett Co., Inc.	9,500	569,240
Liberty Media Corp., Class A*	270,900	2,224,089
News Corp., Class B	58,900	1,034,284
Time Warner, Inc.	154,300	2,590,697
Tribune Co.	8,900	244,127
Viacom, Inc., Class B*	45,400	1,761,520
Walt Disney Co.	111,200	3,101,368

Total Consumer Discretionary		17,837,576

Consumer Staples (10.8%)
Beverages (2.1%)
Anheuser-Busch Cos., Inc.	19,300	825,461
Coca-Cola Co.	61,300	2,566,631

		3,392,092

Food & Staples Retailing (1.9%)
Wal-Mart Stores, Inc.	66,400	3,136,736

Food Products (3.8%)
Kraft Foods, Inc., Class A	77,200	2,339,932
Unilever N.V. (N.Y. Shares)	56,800	3,931,696

		6,271,628

Household Products (1.6%)
Kimberly-Clark Corp.	44,500	2,572,100

Tobacco (1.4%)
Altria Group, Inc.	33,800	2,395,068

Total Consumer Staples		17,767,624

Energy (0.8%)
Oil & Gas (0.8%)
Total S.A. (ADR)	10,700	1,409,511

Total Energy		1,409,511

Financials (24.5%)
Capital Markets (2.1%)
Bank of New York Co., Inc.	61,400	2,212,856
Merrill Lynch & Co., Inc.	15,100	1,189,276

		3,402,132

Commercial Banks (8.7%)
Bank of America Corp.	129,500	5,897,430
PNC Financial Services Group, Inc.	6,200	417,322
SunTrust Banks, Inc.	8,600	625,736
U.S. Bancorp	19,200	585,600
Wachovia Corp.	50,500	2,830,525
Wells Fargo & Co.	61,400	3,921,618

		14,278,231

Diversified Financial Services (4.6%)
Citigroup, Inc.	113,700	5,370,051
JPMorgan Chase & Co.	50,200	2,090,328

		7,460,379

Insurance (4.8%)
Aflac, Inc.	10,700	482,891
Ambac Financial Group, Inc.	7,700	612,920
American International Group, Inc.	25,800	1,705,122
Berkshire Hathaway, Inc., Class B*	200	602,400
Chubb Corp.	21,890	2,089,182
Genworth Financial, Inc., Class A	14,800	494,764
MetLife, Inc.	12,600	609,462
St. Paul Travelers Cos., Inc.	29,600	1,236,984

		7,833,725

Thrifts & Mortgage Finance (4.3%)
Fannie Mae	15,600	$801,840
Freddie Mac	103,000	6,283,000

		7,084,840

Total Financials		40,059,307

Health Care (17.7%)
Health Care Equipment & Supplies (0.7%)
Boston Scientific Corp.*	49,600	1,143,280

Health Care Providers & Services (0.7%)
Cardinal Health, Inc.	14,500	1,080,540

Pharmaceuticals (16.3%)
Abbott Laboratories	25,000	1,061,750
Bristol-Myers Squibb Co.	250,200	6,157,422
GlaxoSmithKline plc (ADR)	141,400	7,396,634
Pfizer, Inc.	101,300	2,524,396
Roche Holding AG (ADR)	35,900	2,706,860
Sanofi-Aventis (ADR)	35,500	1,684,475
Schering-Plough Corp.	120,400	2,286,396
Wyeth	59,100	2,867,532

		26,685,465

Total Health Care		28,909,285

Industrials (1.1%)
Airlines (0.6%)
Southwest Airlines Co.	52,800	949,872

Industrial Conglomerates (0.5%)
General Electric Co.	24,200	841,676

Total Industrials		1,791,548

Information Technology (5.1%)
Communications Equipment (0.7%)
Cisco Systems, Inc.*	51,600	1,118,172

Computers & Peripherals (2.0%)
Dell, Inc.*	46,300	1,377,888
Hewlett-Packard Co.	17,000	559,300
International Business Machines Corp.	16,400	1,352,508
Lexmark International, Inc., Class A*	1,100	49,918

		3,339,614

IT Services (1.0%)
Affiliated Computer Services, Inc., Class A*	8,705	519,340
First Data Corp.	24,300	1,137,726

		1,657,066

Semiconductors & Semiconductor Equipment (0.8%)
Intel Corp.	67,800	1,311,930

Software (0.6%)
Microsoft Corp.	32,700	889,767

Total Information Technology		8,316,549

Materials (9.1%)
Chemicals (2.9%)
Dow Chemical Co.	11,500	466,900
DuPont (E.I.) de Nemours & Co.	77,200	3,258,612
Rohm & Haas Co.	21,200	1,036,044

		4,761,556

Metals & Mining (2.4%)
Alcoa, Inc.	127,000	3,881,120

Paper & Forest Products (3.8%)
International Paper Co.	179,445	6,203,414

Total Materials		14,846,090

EQ ADVISORS TRUST

EQ/VAN KAMPEN COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Telecommunication Services (10.3%)
Diversified Telecommunication Services (7.8%)
AT&T, Inc.	252,400	$6,824,896
Verizon Communications, Inc.	175,900	5,991,154

		12,816,050

Wireless Telecommunication Services (2.5%)
Sprint Nextel Corp.	158,100	4,085,304

Total Telecommunication Services		16,901,354

Utilities (0.5%)
Electric Utilities (0.4%)
American Electric Power Co., Inc.	17,200	585,144

Multi-Utilities & Unregulated Power (0.1%)
Dominion Resources, Inc.	3,000	207,090

Total Utilities		792,234

Total Common Stocks (90.8%)
(Cost $144,488,196)		148,631,078

	Principal Amount
SHORT-TERM INVESTMENTS:
Government Security (9.5%)
Federal National Mortgage Association 4.65%, 4/3/06 (o)(p)	$15,600,000	$15,593,955

Time Deposit (2.0%)
JPMorgan Chase Nassau
4.26%, 4/3/06	3,196,932	3,196,932

Total Short-Term Investments (11.5%)
(Cost/Amortized Cost $18,792,902)		18,790,887

Total Investments (102.3%)
(Cost/Amortized Cost $163,281,098)		167,421,965
Other Assets Less Liabilities (-2.3%)		(3,754,083)

Net Assets (100%)		$163,667,882

*	Non-income producing.

(o)	Discount Note Security. Effective rate calculated as of March 31, 2006.

(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

Investment security transactions for the three months ended March 31, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$47,224,597
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$6,007,965

As of March 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,928,169
Aggregate gross unrealized depreciation	(1,816,198)

Net unrealized appreciation	$4,111,971

Federal income tax cost of investments	$163,309,994

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/VAN KAMPEN EMERGING MARKETS EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Austria (0.4%)
Raiffeisen International Bank Holding AG*	73,226	$6,238,456

Bermuda (0.6%)
Central European Media Enterprises Ltd.*	85,900	5,893,599
Credicorp Ltd.	152,300	4,032,904

		9,926,503

Brazil (12.6%)
All America Latina Logistica S.A.	123,030	7,650,691
Aracruz Celulose S.A. (ADR)	13,640	722,102
Banco Itau Holding Financeira S.A. (ADR)	671,943	20,003,743
Banco Itau Holding Financeira S.A. (Preference)	205,247	6,098,973
Cia Brasileira de Distribuicao Grupo Pao de Acucar (ADR)	181,000	7,629,150
Cia Paranaense de Energia (Preference)	270,641,000	2,699,428
Cia Paranaense de Energia, Class B (Preference) (Sponsored ADR)	100,200	983,964
Cia Vale do Rio Doce (ADR)	34,800	1,688,844
Cia Vale do Rio Doce (Preference)	5,314	228,169
Cia Vale do Rio Doce (Sponsored ADR)	740,364	32,005,936
CPFL Energia S.A.	272,215	3,823,752
CPFL Energia S.A. (ADR)	60,540	2,542,680
Empresa Brasileira de Aeronautica S.A. (ADR)	144,120	5,310,822
Gerdau S.A. (Preference)	268,150	5,997,734
Gerdau S.A. (Preference) (Sponsored ADR)	221,155	4,980,411
Investimentos Itau S.A. (Preference)	1,775,156	7,564,818
Lojas Americanas S.A. (Preference)	94,441,400	4,023,745
Lojas Arapua S.A. (Preference)*†(b)	1,248,000	—
Lojas Renner S.A.	20,700	1,125,311
Natura Cosmeticos S.A.	290,500	3,447,563
Perdigao S.A. (Preference)	73,200	2,283,074
Petroleo Brasileiro S.A. (ADR)	159,783	13,848,393
Petroleo Brasileiro S.A. (Preference)(ADR)	461,594	36,858,281
Petroleo Brasileiro S.A. (Preference)	194,864	3,860,293
Tam S.A. (Sponsored ADR)*	313,900	5,913,876
Tim Participacoes S.A. (ADR)	95,800	3,547,474
Tractebel Energia S.A.	455,500	3,838,153
Unibanco-Uniao de Bancos Brasileiros S.A.	213,350	15,768,698
Unibanco-Uniao de Bancos Brasileiros S.A.	93,843	1,383,477
Vivo Participacoes S.A. (Preference)	902,296	3,761,991
Vivo Participacoes S.A.*	36,300	210,716

		209,802,262

Chile (0.6%)
Enersis S.A. (ADR)	800,090	9,489,067

China (3.0%)
Air China Ltd.*	5,462,000	2,111,639
Bank of Communications Co., Ltd.*^§	10,380,000	6,521,067
China Construction Bank*^§	21,903,000	$10,231,947
China Life Insurance Co., Ltd., Class H*^	6,040,000	7,627,982
China TechFaith Wireless Communication Technology Ltd. (ADR)*	87,600	1,268,448
Huadian Power International Co.	8,688,000	2,323,189
PetroChina Co., Ltd.	11,464,000	11,966,520
PICC Property & Casualty Co., Ltd.	4,866,000	1,771,484
Ping An Insurance Group Co. of China Ltd., Class H^	2,542,000	6,551,673

		50,373,949

Colombia (0.5%)
BanColombia S.A. (ADR)	229,710	8,016,879

Greece (0.0%)
Hellenic Telecommunications S.A. (ADR)*	1	11

Hong Kong (3.5%)
Asia Aluminum Holdings Ltd.*^	22,858,000	4,123,946
China Mobile (Hong Kong) Ltd.^	1,763,000	9,258,201
China Resources Power Holdings Co.	6,118,000	4,454,558
China Unicom Ltd.	4,738,000	3,846,647
Global Bio-Chem Technology Group Co., Ltd.^	12,983,000	6,817,880
GOME Electrical Appliances Holdings Ltd.^	10,522,000	11,729,002
Grande Holdings Ltd.	1,738,000	1,310,244
Hopewell Highway Infrastructure Ltd.^	3,988,000	2,980,779
Kingboard Chemicals Holdings Ltd.	1,533,000	4,632,673
Moulin International Holdings*^†	1,136,000	—
Shougang Concord Century Holdings Ltd.	10,344,000	759,819
TPV Technology Ltd.	6,254,000	6,879,535
Victory City International Holdings Ltd.	3,184,000	1,148,888

		57,942,172

Hungary (0.7%)
Gedeon Richter Rt	59,026	11,884,297

India (8.2%)
ABB Ltd. (India)	126,490	8,310,761
Aventis Pharma Ltd./India	83,619	3,692,258
Bharat Heavy Electricals	489,244	24,612,601
Cipla Ltd.	389,000	5,780,663
Container Corp. of India	113,442	3,679,451
Gammon India Ltd.	66,000	802,322
Gammon India Ltd. (GDR)*	98,000	1,191,327
Glenmark Pharmaceuticals Ltd.	428,854	3,031,762
Gujarat Ambuja Cements, Ltd. (GDR)	1,149,500	2,299,000
HCL Technologies Ltd.	399,000	5,857,193
HDFC Bank Ltd.	352,000	6,115,472
Hero Honda Motors Ltd.	316,215	6,318,269
Hindalco Industries, Ltd..	742,070	3,042,212
Hindustan Lever Ltd.	1,302,869	7,951,989
Hotel Leela Venture Ltd.	379,000	2,948,061
Housing Development Finance Corp.	188,000	5,639,367
ICICI Bank Ltd. (ADR)	123,500	3,418,480
Infosys Technologies Ltd.	101,280	6,775,635

EQ ADVISORS TRUST

EQ/VAN KAMPEN EMERGING MARKETS EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
ITC Ltd.	930,500	$4,074,657
ITC Ltd. (GDR)	435,000	1,887,900
Mahindra & Mahindra Ltd.	498,000	7,007,089
Punj Lloyd Ltd.*	105,822	2,575,797
Punjab National Bank†	325,628	3,580,702
Siemens India Ltd.	53,000	6,748,893
UTI Bank Ltd.	445,537	3,559,597
UTI Bank Ltd. (GDR)*(b)(m)	158,000	1,264,000
Wipro Ltd.	393,000	4,935,759

		137,101,217

Indonesia (0.8%)
PT Astra International Tbk	1,326,900	1,642,745
PT Bank Central Asia Tbk	1,829,000	840,330
PT Bank Mandiri Persero Tbk	9,934,000	1,847,525
PT Bank Rakyat Indonesia	4,142,000	1,777,682
PT Perusahaan Gas Negara	1,782,000	1,961,043
PT Telekomunikasi Indonesia Tbk	6,697,000	5,085,210

		13,154,535

Israel (0.0%)
ECI Telecom Ltd.*	1	11

Malaysia (0.7%)
Bandar Raya Developments Bhd	2,179,000	715,862
Bumiputra-Commerce Holdings Bhd	1,635,000	2,796,693
IOI Corp. Bhd	524,000	1,892,211
Road Builder (M) Holdings Bhd	1,299,000	744,180
Telekom Malaysia Bhd	865,000	2,195,908
Tenaga Nasional Bhd	1,455,125	3,318,685

		11,663,539

Mexico (9.4%)
America Movil S.A. de C.V. (ADR)	1,476,480	50,584,205
Corporacion GEO, S.A. de C.V.*	915,400	3,448,743
Fomento Economico Mexicano S.A. de C.V. (ADR)	191,700	17,571,222
Grupo Televisa S.A. (ADR)	2,104,360	41,876,764
Wal-Mart de Mexico S.A. de C.V., Series C (ADR)	100,050	2,677,308
Wal-Mart de Mexico S.A. de C.V., Series V*	15,406,386	40,732,005

		156,890,247

Morocco (1.0%)
Banque Marocaine du Commerce Exterieur	61,670	6,856,903
Maroc Telecom*	299,870	4,464,279
ONA S.A.	33,900	4,774,122

		16,095,304

Netherlands (0.3%)
Efes Breweries International N.V. (GDR)*	144,001	5,256,037

Poland (2.8%) Agora S.A.	258,005	3,913,136
Bank Millennium S.A.	2,674,162	5,923,386
Bank Pekao S.A.	209,258	12,296,040
Polski Koncern Naftowy Orlen	166,776	3,022,029
Powszechna Kasa Oszczednosci Bank Polski S.A.	993,889	10,610,044
TVN S.A.*	391,949	10,635,257

		46,399,892

Russia (10.6%)
Comstar United Telesystems (GDR)*	936,800	$6,838,640
Comstar United Telesystems (GDR)*§	31,600	229,100
LUKOIL (ADR)	931,356	76,650,599
MMC Norilsk Nickel (ADR)	100,750	9,873,500
Mobile Telesystems OJSC (ADR) §	45,680	1,512,008
NovaTek OAO (GDR)	255,280	9,828,280
OAO Gazprom (ADR)^	179,400	16,433,040
Polyus Gold Co. ZAO (ADR)*	58,400	2,044,000
Sberbank RF (GDR)*(b)(m)	9,300	1,367,100
Sberbank RF (Berlin Exchange)(GDR)*(b)(m)	132,423	20,512,213
Surgutneftegaz OJSC (ADR)*	131,858	9,902,536
Unified Energy System (GDR)^	100,042	6,822,864
Vimpel-Communications OAO (ADR)*	128,100	5,509,581
Wimm-Bill-Dann Foods OJSC (ADR)*	336,600	9,545,976

		177,069,437

South Africa (13.5%)
ABSA Group Ltd.	168,100	3,163,209
African Bank Investments Ltd.	2,859,380	13,971,048
Aspen Pharmacare Holdings Ltd.*	1,652,500	11,580,501
Aveng Ltd.	3,064,800	11,683,478
Gold Fields Ltd.	425,800	9,282,709
Gold Fields Ltd. (ADR)	63,140	1,387,817
Group Five Ltd.	828,900	4,087,689
Harmony Gold Mining Co., Ltd. (ADR)*	8,100	128,628
Harmony Gold Mining Co., Ltd.*	599,377	9,723,043
Impala Platinum Holdings Ltd	58,820	11,116,116
J.D. Group, Ltd.	873,650	13,236,907
Mittal Steel South Africa, Ltd.	100	1,027
MTN Group Ltd.	1,822,570	18,182,830
Murray & Roberts Holdings Ltd.	1,763,620	7,924,775
Naspers Ltd.	1,197,220	24,373,609
Pretoria Portland Cement Co., Ltd.	163,000	11,079,082
Sanlam Ltd.	6,840	18,308
Sasol Ltd.	289,960	10,959,637
Shoprite Holdings Ltd.	2,731,100	9,968,327
Standard Bank Group Ltd.	1,324,205	18,216,008
Steinhoff International Holdings Ltd.	2,011,180	7,242,793
Tiger Brands Ltd.	665,018	18,760,099
Woolworths Holdings Ltd.	2,888,900	7,680,926

		223,768,566

South Korea (12.2%)
Amorepacific Corp.	9,370	3,664,488
Cheil Industries, Inc.	138,140	5,061,271
Doosan Heavy Industries and Construction Co., Ltd.	174,390	5,761,250
Doosan Infracore Co., Ltd.	156,590	2,908,917
GS Engineering & Construction Corp.	152,540	9,074,062
Hanjin Heavy Industries & Construction Co., Ltd.	167,220	4,801,562
Hanmi Pharmaceutical Co., Ltd.	21,309	2,949,684
Hyundai Engineering & Construction Co., Ltd.*	68,370	3,486,578
Hyundai Mobis	40,720	3,604,096

EQ ADVISORS TRUST

EQ/VAN KAMPEN EMERGING MARKETS EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Hyundai Motor Co. (Non-Voting)(Preference)	76,930	$4,251,676
Hyundai Motor Co.	97,420	8,191,441
Kookmin Bank	207,740	17,937,926
Korea Zinc Co., Ltd.	79,750	6,254,258
KT&G Corp.	127,880	7,212,293
LG.Philips LCD Co., Ltd.*	36,510	1,645,796
Lotte Shopping Co., Ltd.	5,800	2,375,753
NHN Corp.*	26,550	8,197,396
Orion Corp.	34,669	10,240,316
Pusan Bank	155,260	2,269,019
S-Oil Corp.	84,330	6,474,572
Samsung Electronics Co., Ltd.	46,915	30,418,824
Samsung Electronics Co., Ltd. (Non-Voting)(Preference)	21,336	10,924,366
Samsung Fire & Marine Insurance Co., Ltd.*	55,910	7,394,057
Shinhan Financial Group Co., Ltd.	398,690	17,849,035
SK Corp.	144,890	9,722,460
Woongjin Coway Co., Ltd.	188,780	5,508,067
Woori Finance Holdings Co., Ltd.	236,410	4,695,840

		202,875,003

Taiwan (7.6%)
Acer, Inc.	1,896,000	3,487,743
AU Optronics Corp.	6,659,540	10,013,729
Cathay Financial Holding Co., Ltd.	3,359,000	6,003,020
Chang Hwa Commercial Bank	11,931,000	6,525,397
Cheng Shin Rubber Industry Co., Ltd.	1,861,440	1,359,343
Chinatrust Financial Holding Co., Ltd.	2,763,000	1,962,382
CTCI Corp.	2,112,895	1,028,648
Delta Electronics, Inc.	6,004,103	13,967,763
Delta Electronics, Inc. (GDR)	171,672	1,982,812
Epistar Corp.	368,000	1,036,396
Eva Airways Corp.	657	249
Everlight Electronics Co., Ltd.	518,000	1,527,473
Far EasTone Telecommunications Co., Ltd.	2,282,000	2,693,061
Formosa Petrochemical Corp.	2,279,000	4,093,970
High Tech Computer Corp.	357,000	9,768,164
Hon Hai Precision Industry Co., Ltd.	2,521,967	15,619,503
Kaulin Manufacturing Co., Ltd.	1,195,355	939,223
Largan Precision Co., Ltd.	390,528	6,341,537
Phoenix Precision Technology Corp.	1,303,000	2,882,708
Phoenixtec Power Co., Ltd.	517,845	505,016
Polaris Securities Co., Ltd.	3,345,168	1,386,347
Radiant Opto-Electronics Corp.	946,386	2,327,035
Shin Kong Financial Holdings Co., Ltd.	11,550,606	9,502,717
Springsoft, Inc.	750,407	1,144,548
Taishin Financial Holdings Co., Ltd.	4,390,921	2,421,812
Taiwan Mobile Co., Ltd.	3,106,000	2,957,275
Taiwan Semiconductor Manufacturing Co., Ltd.	2,195,000	4,342,115
Tsann Kuen Enterprise Co.	2,039,897	3,142,751
Wintek Corp.	1,939,000	2,658,702
Wistron Corp.*	3,367,000	4,035,752

		125,657,191

Thailand (2.4%)
Advanced Information Service PCL (Foreign)	1,915,200	$4,505,484
Asian Property Development PCL	1,849,800	199,747
Asian Property Development PCL (Foreign)	12,574,500	1,357,833
Bangkok Bank PCL (Foreign)	1,434,900	4,279,429
CH Karnchang PCL*	4,231,800	1,185,927
CP Seven Eleven PCL	16,242,700	2,797,946
Italian-Thai Development PCL (Foreign)	6,757,400	1,207,454
Kasikornbank PCL (Foreign)	1,573,400	2,770,996
Lalin Property PCL (Foreign)	3,423,100	536,853
Land and House PCL (Foreign)	7,894,800	1,705,009
MBK PCL (Foreign)	672,100	855,353
PTT Exploration & Production PCL (Foreign)	104,700	1,485,908
PTT PCL (Foreign)	902,300	5,428,415
Siam City Bank PCL (Foreign)	2,298,900	1,436,258
Siam Commercial Bank PCL (Foreign)	739,500	1,226,321
Siam Makro PCL (Foreign)	319,300	669,056
Thai Oil PCL (Foreign)	1,183,800	2,008,762
Total Access Communication PCL*	1,027,000	4,046,380
True Corp. PCL (Foreign)*	4,981,300	1,344,740

		39,047,871

Turkey (3.8%)
Akcansa Cimento A.S.	1,046,886	6,613,550
BIM Birlesik Magazalar A.S.*	226,960	7,211,104
Dogan Yayin Holdings*	2,543,161	11,718,765
Haci Omer Sabanci Holding A.S.	469,000	3,311,408
Hurriyet Gazetecilik A.S.	1,059,796	4,056,447
Turkiye Garanti Bankasi A.S.*	3,435,462	12,766,488
Turkiye Is Bankasi	516,200	4,296,871
Turkiye Vakiflar Bankasi Tao*	694,200	3,792,174
Yapi Ve Kredi Bankasi*	1,932,973	10,200,006

		63,966,813

United Kingdom (0.2%)
Highland Gold Mining Ltd.	795,700	3,698,889

United States (0.4%)
Central European Distribution Corp.*	192,900	7,417,005

Total Common Stocks (95.8%) (Cost $1,152,996,452)		1,593,735,153

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (3.0%)
BNP Paribas/New York 4.85%, 2/22/08(l)	$2,000,000	2,000,000
New York Life Insurance Co. 4.93%, 6/30/06(l)	1,000,000	1,000,000
Nomura Securities 4.87%, 4/3/06	44,707,920	44,707,920

EQ ADVISORS TRUST

EQ/VAN KAMPEN EMERGING MARKETS EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
Swedbank N.Y.
4.75%, 7/14/06 (l)	$999,823	$999,823

Total Short-Term Investments of Cash Collateral for Securities Loaned		48,707,743

Total Short-Term Investments (3.0%) (Amortized Cost $48,707,743)		48,707,743

Total Investments (98.8%) (Cost/Amortized Cost $1,201,704,195)		1,642,442,896
Other Assets Less Liabilities (1.2%)		20,681,761

Net Assets (100%)		$1,663,124,657

Market Sector Diversification

As a Percentage of Total Net Assets

Consumer Discretionary		12.1%
Consumer Staples		10.3
Energy		13.4
Financials
Capital Markets	0.1%
Commercial Banks	16.4
Consumer Finance	0.3
Diversified Financial Services	1.8
Insurance	2.3
Real Estate	0.1

Total Financials		21.0
Health Care		2.8
Industrials		8.6
Information Technology		10.0
Materials		7.2
Telecommunications Services		7.9
Utilities		2.5
Cash and Other		4.2

		100.0%

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totalling $3,580,702 or 0.22% of net assets) valued at fair value.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2006, the market value of these securities amounted to $18,494,122 or 1.11% of net assets. Securities denoted with “§” but without “(b)”have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid security.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2006.

(m)	Regulation S is an exemption for securities offering that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.

Glossary:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

At March 31, 2006 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Local Contract Amount (000’s)	Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Foreign Currency Sell Contracts
South African Rand, expiring 8/14/06	202,432	$29,961,096	$32,584,260	$(2,623,164)

Investment security transactions for the three months ended March 31, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$390,790,947
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$230,659,610

As of March 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$454,203,595
Aggregate gross unrealized depreciation	(15,621,537)

Net unrealized appreciation	$438,582,058

Federal income tax cost of investments	$1,203,860,838

At March 31, 2006, the Portfolio had loaned securities with a total value of $45,549,275. This was secured by collateral of $48,707,743 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the three months ended March 31, 2006, the Portfolio incurred approximately $4,961 as brokerage commissions with Morgan Stanley & Co., Inc., an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/VAN KAMPEN MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (30.1%)
Diversified Consumer Services (4.4%)
Apollo Group, Inc., Class A*	32,500	$1,706,575
ITT Educational Services, Inc.*	20,293	1,299,766
Weight Watchers International, Inc.	17,400	894,360

		3,900,701

Hotels, Restaurants & Leisure (10.4%)
Cheesecake Factory, Inc.*	22,808	854,160
Choice Hotels International, Inc.	25,310	1,158,692
International Game Technology	35,602	1,253,902
Outback Steakhouse, Inc.	17,300	761,200
P.F. Chang’s China Bistro, Inc.*	21,131	1,041,547
Station Casinos, Inc.	32,693	2,594,843
Wendy’s International, Inc.	26,275	1,630,627

		9,294,971

Household Durables (2.8%)
Desarrolladora Homex S.A. de C.V. (ADR)*	34,460	1,217,472
NVR, Inc.*	1,696	1,253,259

		2,470,731

Internet & Catalog Retail (2.5%)
Amazon.com, Inc.*	33,300	1,215,783
Expedia, Inc.*	51,020	1,034,175

		2,249,958

Media (4.1%)
Getty Images, Inc.*	31,040	2,324,275
Lamar Advertising Co., Class A*	25,035	1,317,342

		3,641,617

Specialty Retail (5.9%)
Abercrombie & Fitch Co.	19,300	1,125,190
American Eagle Outfitters, Inc.	50,300	1,501,958
AutoZone, Inc.*	26,675	2,659,231

		5,286,379

Total Consumer Discretionary		26,844,357

Consumer Staples (1.5%)
Tobacco (1.5%)
Loews Corp.- Carolina Group	28,845	1,363,503

Total Consumer Staples		1,363,503

Energy (7.6%)
Oil & Gas (7.6%)
Southwestern Energy Co.*	48,088	1,547,953
Ultra Petroleum Corp.*	83,206	5,184,566

Total Energy		6,732,519

Financials (12.6%)
Capital Markets (4.1%)
Calamos Asset Management, Inc., Class A	50,053	1,871,982
Janus Capital Group, Inc.	38,700	896,679
TD Ameritrade Holding Corp.*	43,126	900,040

		3,668,701

Diversified Financial Services (2.0%)
Chicago Mercantile Exchange Holdings, Inc.	3,947	1,766,283

Insurance (2.0%)
Brown & Brown, Inc.	27,290	906,028
White Mountains Insurance Group Ltd.	1,500	891,750

		1,797,778

Real Estate (4.5%)
Brookfield Asset Management, Inc., Class A	33,675	1,854,145
CB Richard Ellis Group, Inc., Class A*	16,445	1,327,112
St. Joe Co.	13,592	$854,121

		4,035,378

Total Financials		11,268,140

Health Care (5.9%)
Biotechnology (1.0%)
Techne Corp.*	15,275	918,638

Health Care Equipment & Supplies (3.9%)
Dade Behring Holdings, Inc.	47,793	1,706,688
Gen-Probe, Inc.*	31,774	1,751,383

		3,458,071

Health Care Providers & Services (1.0%)
DaVita, Inc.*	14,665	882,980

Total Health Care		5,259,689

Industrials (17.9%)
Air Freight & Logistics (5.5%)
CH Robinson Worldwide, Inc.	49,470	2,428,482
Expeditors International of Washington, Inc.	28,478	2,460,215

		4,888,697

Commercial Services & Supplies (10.3%)
ChoicePoint, Inc.*	18,524	828,949
Corporate Executive Board Co.	35,529	3,584,876
Monster Worldwide, Inc.*	54,652	2,724,949
Stericycle, Inc.*	31,005	2,096,558

		9,235,332

Machinery (2.1%)
Pentair, Inc.	45,300	1,845,975

Total Industrials		15,970,004

Information Technology (13.9%)
Internet Software & Services (2.5%)
Akamai Technologies, Inc.*	31,700	1,042,613
Netease.com (ADR)*	46,428	1,139,343

		2,181,956

IT Services (4.1%)
CheckFree Corp.*	17,000	858,500
Global Payments, Inc.	16,200	858,762
Iron Mountain, Inc.*	48,199	1,963,627

		3,680,889

Semiconductors & Semiconductor Equipment (1.9%)
Marvell Technology Group Ltd.*	14,539	786,560
Tessera Technologies, Inc.*	28,877	926,374

		1,712,934

Software (5.4%)
Activision, Inc.*	139,861	1,928,683
Red Hat, Inc.*	51,852	1,450,819
Salesforce.com, Inc.*	38,345	1,393,074

		4,772,576

Total Information Technology		12,348,355

Materials (1.4%)
Construction Materials (1.4%)
Florida Rock Industries, Inc.	22,600	1,270,572

Total Materials		1,270,572

Telecommunication Services (6.0%)
Wireless Telecommunication Services (6.0%)
Crown Castle International Corp.*	70,119	1,987,874
NII Holdings, Inc.*	57,404	3,385,114

Total Telecommunication Services		5,372,988

EQ ADVISORS TRUST

EQ/VAN KAMPEN MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Utilities (0.9%)
Gas Utilities (0.9%)
Questar Corp	11,268	$789,323

Total Utilities		789,323

Total Common Stocks (97.8%) (Cost $79,228,663)		87,219,450

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (4.6%)
JPMorgan Chase Nassau
4.26%, 4/3/06
(Amortized Cost $4,068,211)	$4,068,211	4,068,211

Total Investments (102.4%) (Cost/Amortized Cost $83,296,874)		91,287,661
Other Assets Less Liabilities (-2.4%)		(2,148,871)

Net Assets (100%)		$89,138,790

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the three months ended March 31, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$43,533,994
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$10,013,202

As of March 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,170,672
Aggregate gross unrealized depreciation	(1,192,748)

Net unrealized appreciation	$7,977,924

Federal income tax cost of investments	$83,309,737

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/WELLS FARGO MONTGOMERY SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (17.0%)
Diversified Consumer Services (3.7%)
Jackson Hewitt Tax Service, Inc.	9,400	$296,852
Laureate Education, Inc.*	6,790	362,450
Steiner Leisure Ltd.*	6,227	252,194
Strayer Education, Inc.	2,600	265,876

		1,177,372

Hotels, Restaurants & Leisure (6.3%)
California Pizza Kitchen, Inc.*	11,963	388,200
Gaylord Entertainment Co.*	12,213	554,226
Orient-Express Hotels Ltd.	15,727	616,970
Pinnacle Entertainment, Inc.*	6,200	174,654
Shuffle Master, Inc.*	7,715	275,734

		2,009,784

Internet & Catalog Retail (2.2%)
Priceline.com, Inc.*	21,104	524,223
VistaPrint Ltd.*	5,400	161,190

		685,413

Media (1.3%)
CKX, Inc.*	13,229	172,903
Lodgenet Entertainment Corp.*	15,954	248,563

		421,466

Specialty Retail (2.9%)
Aeropostale, Inc.*	7,700	232,232
Casual Male Retail Group, Inc.*	15,400	149,996
Charming Shoppes, Inc.*	15,447	229,697
GameStop Corp., Class A*	6,767	318,996

		930,921

Textiles, Apparel & Luxury Goods (0.6%)
Quicksilver, Inc.*	12,685	175,814

Total Consumer Discretionary		5,400,770

Energy (4.0%)
Energy Equipment & Services (1.8%)
Hornbeck Offshore Services, Inc.*	6,600	238,062
Tetra Technologies, Inc.*	6,900	324,576

		562,638

Oil & Gas (2.2%)
Comstock Resources, Inc.*	6,300	187,047
Goodrich Petroleum Corp.*	11,592	312,984
KCS Energy, Inc.*	8,400	218,400

		718,431

Total Energy		1,281,069

Financials (6.2%)
Capital Markets (1.6%)
Investment Technology Group, Inc.*	5,100	253,980
optionsXpress Holdings, Inc.	9,100	264,628

		518,608

Commercial Banks (0.7%)
SVB Financial Group*	4,200	222,810

Insurance (1.4%)
National Financial Partners Corp.	3,235	182,842
Navigators Group, Inc.*	5,332	264,467

		447,309

Real Estate (2.0%)
Trammell Crow Co.*	17,515	624,585

Thrifts & Mortgage Finance (0.5%)
Fidelity Bankshares, Inc.	4,850	163,106

Total Financials		1,976,418

Health Care (18.6%)
Biotechnology (6.8%)
Alkermes, Inc.*	12,975	286,099
CV Therapeutics, Inc.*	8,500	187,680
Luminex Corp.*	10,848	$161,201
Nektar Therapeutics*	15,700	319,966
Neurocrine Biosciences, Inc.*	4,341	280,168
Onyx Pharmaceuticals, Inc.*	14,197	372,813
Senomyx, Inc.*	17,654	290,585
Serologicals Corp.*	10,400	254,384

		2,152,896

Health Care Equipment & Supplies (5.8%)
Advanced Medical Optics, Inc.*	6,200	289,168
DJ Orthopedics, Inc.*	8,156	324,283
Gen-Probe, Inc.*	5,600	308,672
Haemonetics Corp.*	3,800	192,926
Kyphon, Inc.*	9,700	360,840
NuVasive, Inc.*	9,419	177,548
Thoratec Corp.*	10,100	194,627

		1,848,064

Health Care Providers & Services (3.5%)
Parexel International Corp.*	6,600	174,504
PSS World Medical, Inc.*	23,039	444,422
Sunrise Senior Living, Inc.*	6,000	233,820
Ventiv Health, Inc.*	7,926	263,302

		1,116,048

Pharmaceuticals (2.5%)
Adams Respiratory Therapeutics, Inc.*	7,958	316,490
First Horizon Pharmaceutical Corp.*	11,100	279,831
MGI Pharma, Inc.*	11,000	192,500

		788,821

Total Health Care		5,905,829

Industrials (19.0%)
Aerospace & Defense (0.8%)
Aviall, Inc.*	2,089	79,549
K&F Industries Holdings, Inc.*	10,606	176,060

		255,609

Air Freight & Logistics (1.2%)
Hub Group, Inc., Class A*	8,390	382,416

Commercial Services & Supplies (9.8%)
Advisory Board Co.*	6,239	347,949
Global Cash Access, Inc.*	15,900	278,568
Hudson Highland Group, Inc.*	10,497	198,813
Huron Consulting Group, Inc.*	8,244	249,711
Kenexa Corp.*	1,750	53,813
Labor Ready, Inc.*	16,700	399,965
Navigant Consulting Co.*	18,814	401,679
PeopleSupport, Inc.*	16,358	160,308
Resources Connection, Inc.*	32,063	798,689
Taleo Corp., Class A*	16,497	215,286

		3,104,781

Machinery (4.3%)
Actuant Corp., Class A	4,289	262,573
ASV, Inc.*	5,591	180,142
Barnes Group, Inc.	7,800	315,900
Gardner Denver, Inc.*	9,227	601,600

		1,360,215

Trading Companies & Distributors (2.9%)
Interline Brands, Inc.*	11,200	282,576
Rush Enterprises, Inc., Class A*	3,272	57,522
WESCO International, Inc.*	8,417	572,440

		912,538

Total Industrials		6,015,559

Information Technology (28.0%)
Communications Equipment (2.5%)
Ixia*	22,108	315,260
NMS Communications Corp.*	76,520	288,481
SafeNet, Inc.*	6,986	184,989

		788,730

EQ ADVISORS TRUST

EQ/WELLS FARGO MONTGOMERY SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Computers & Peripherals (0.5%)
Hypercom Corp.*	17,756	$165,131

Electronic Equipment & Instruments (2.0%)
Cogent, Inc.*	10,874	199,429
Identix Corp.*	26,234	208,823
Universal Display Corp.*	15,541	223,479

		631,731

Internet Software & Services (9.9%)
aQuantive, Inc.*	8,250	194,205
Jupitermedia Corp.*	7,593	136,522
Marchex, Inc., Class B*	7,330	157,595
PlanetOut, Inc.*	13,882	140,902
RealNetworks, Inc.*	26,600	219,450
SkillSoft plc (ADR)*	51,500	269,860
ValueClick, Inc.*	60,295	1,020,191
WebEx Communications, Inc.*	25,123	845,892
webMethods, Inc.*	19,659	165,529

		3,150,146

IT Services (4.4%)
Gevity HR, Inc.	9,799	239,683
SI International, Inc.*	13,463	473,224
Wright Express Corp.*	24,451	685,851

		1,398,758

Semiconductors & Semiconductor Equipment (3.0%)
Integrated Device Technology, Inc.*	42,200	627,092
Microsemi Corp.*	11,200	326,032

		953,124

Software (5.7%)
Epicor Software Corp.*	14,000	188,020
Open Solutions, Inc.*	7,957	217,306
Quest Software, Inc.*	40,824	681,761
Secure Computing Corp.*	29,723	343,003
Transaction Systems Architects, Inc.*	11,500	$358,915

		1,789,005

Total Information Technology		8,876,625

Telecommunication Services (2.9%)
Diversified Telecommunication Services (2.3%)
Cbeyond Communications, Inc.*	11,140	196,621
NeuStar, Inc. Class A*	17,125	530,875

		727,496

Wireless Telecommunication Services (0.6%)
Ubiquitel, Inc.*	19,436	196,304

Total Telecommunication Services		923,800

Total Common Stocks (95.7%) (Cost $27,997,118)		30,380,070

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (8.2%)
JPMorgan Chase Nassau
4.26%, 4/3/06 (Amortized Cost $2,604,214)	$2,604,214	2,604,214

Total Investments (103.9%) (Cost/Amortized Cost $30,601,332)		32,984,284
Other Assets Less Liabilities (-3.9%)		(1,239,069)

Net Assets (100%)		$31,745,215

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the three months ended March 31, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$23,062,940
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$9,099,556

As of March 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,526,458
Aggregate gross unrealized depreciation	(311,949)

Net unrealized appreciation	$2,214,509

Federal income tax cost of investments	$30,769,775

See Notes to Financial Statements.

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS

March 31, 2006 (Unaudited)

Note 1 Organization and Significant Accounting Policies

EQ Advisors Trust (the “Trust”) was organized as a Delaware business trust on October 31, 1996 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with forty-eight diversified portfolios and five non-diversified portfolios (each a “Portfolio”). The non-diversified Portfolios are: EQ/GAMCO Mergers and Acquisitions Portfolio, EQ/Lazard Small Cap Value Portfolio, EQ/Marsico Focus Portfolio, EQ/Van Kampen Emerging Markets Equity Portfolio, and the EQ/Legg Mason Value Equity Portfolio.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with their vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust and management expect that risk of loss to be remote.

The EQ/Enterprise Moderate Allocation Portfolio is a type of mutual fund often described as “fund of funds.” The Portfolio pursues its investment objective by investing exclusively in other mutual funds managed by AXA Equitable Life Insurance Company (“AXA Equitable”), an indirect wholly-owned subsidiary of AXA.

Each of the investment sub-advisers (each an “Adviser”) independently chooses and maintains a portfolio of securities for the Portfolio.

The Trust has the right to issue two classes of shares, Class IA and Class IB. As of and during the three months ended March 31, 2006, the Trust had Class IB shares outstanding for each Portfolio except for the EQ/Government Securities Portfolio. In addition, as of and during the three months ended March 31, 2006, the Trust had Class IA shares outstanding for certain Portfolios as shown in the Statement of Assets and Liabilities. The Class IB shares are subject to distribution fees imposed under a distribution plan (“Distribution Plan”) adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Trust’s multiple class distribution system, both classes of shares have identical voting, dividend, liquidation and other rights, other than the payment of distribution fees under the Distribution Plan. The Trust’s shares are currently sold only to insurance company separate accounts in connection with variable life insurance contracts and variable annuity certificates and contracts issued by AXA Equitable, AXA Life and Annuity Company (“ALAC”), MONY Life Insurance Company (“MONY”) and MONY Life Insurance Company of America (“MONY America”), as well as insurance companies that are not affiliated with AXA Equitable, ALAC, MONY or MONY America and to The Investment Plan for Employees, Managers and Agents. The Investment Plan for Employees, Managers and Agents is the primary shareholder of Class IA for EQ/Boston Advisors Equity Income Portfolio and EQ/Montag & Caldwell Growth Portfolio. AXA Equitable is the primary shareholder of Class IA shares for EQ/Lord Abbett Growth & Income Portfolio, EQ/Lord Abbett Large Cap Core Portfolio, EQ/Lord Abbett Mid Cap Value, EQ/Van Kampen Comstock Portfolio, EQ/Van Kampen Mid Cap Growth Portfolio, and EQ/Wells Fargo Montgomery Small Cap Portfolio.

The investment objectives of each Portfolio are as follows:

EQ/Enterprise Moderate Allocation Portfolio — Seeks long-term capital appreciation and current income.

EQ/Alliance Common Stock Portfolio (advised by AllianceBernstein L.P. (“AllianceBernstein”) (an affiliate of AXA Equitable)) — Seeks to achieve long-term growth of capital.

EQ/Alliance Growth and Income Portfolio (advised by AllianceBernstein) — Seeks to provide a high total return.

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

March 31, 2006 (Unaudited)

EQ/Alliance Intermediate Government Securities Portfolio (advised by AllianceBernstein) — Seeks to achieve high current income consistent with relative stability of principal.

EQ/Alliance International Portfolio (advised by AllianceBernstein) — Seeks to achieve long-term growth of capital.

EQ/Alliance Large Cap Growth Portfolio (advised by AllianceBernstein) — Seeks to achieve long-term growth of capital.

EQ/Alliance Quality Bond Portfolio (advised by AllianceBernstein) — Seeks to achieve high current income consistent with moderate risk to capital.

EQ/Alliance Small Cap Growth Portfolio (advised by AllianceBernstein) — Seeks to achieve long-term growth of capital.

EQ/Ariel Appreciation II Portfolio (advised by Ariel Capital Management, LLC) — Seeks long-term appreciation.

EQ/Bear Stearns Small Company Growth Portfolio (advised by Bear Stearns Asset Management Inc.) — Seeks to achieve capital appreciation.

EQ/Bernstein Diversified Value Portfolio (advised by AllianceBernstein) — Seeks capital appreciation.

EQ/Boston Advisors Equity Income Portfolio (advised by Boston Advisors, LLC) — Seeks a combination of growth and income to achieve an above-average and consistent total return.

EQ/Calvert Socially Responsible Portfolio (advised by Calvert Asset Management Company, Inc. and Bridgeway Capital Management, Inc.) — Seeks long-term capital appreciation.

EQ/Capital Guardian Growth Portfolio (advised by Capital Guardian Trust Company (“Capital Guardian”)) — Seeks long-term growth of capital.

EQ/Capital Guardian International Portfolio (advised by Capital Guardian) — To achieve long-term growth of capital.

EQ/Capital Guardian Research Portfolio (advised by Capital Guardian) — Seeks to achieve long-term growth of capital.

EQ/Capital Guardian U.S. Equity Portfolio (advised by Capital Guardian) — Seeks to achieve long-term growth of capital.

EQ/Caywood-Scholl High-Yield Bond Portfolio (advised by Caywood-Scholl Capital Management) — Seeks to maximize current income.

EQ/Equity 500 Index Portfolio (advised by AllianceBernstein) — Seeks a total return before expenses that approximates the total return performance of the S&P 500 Index, including reinvestment of dividends, at a risk level consistent with that of the S&P 500 Index.

EQ/Evergreen International Bond Portfolio (advised by Evergreen Investment Management Company, LLC (“Evergreen”)) — Seeks capital growth and current income.

EQ/Evergreen Omega Portfolio (advised by Evergreen) — Seeks long-term capital growth.

EQ/FI Mid Cap Portfolio (advised by Fidelity Management & Research Company (“FMR”)) —Seeks long-term growth of capital.

EQ/FI Mid Cap Value Portfolio (advised by FMR) — Seeks long-term capital appreciation.

EQ/GAMCO Mergers and Acquisitions Portfolio (advised by GAMCO Asset Management, Inc. (“GAMCO”))— Seeks to achieve capital appreciation.

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

March 31, 2006 (Unaudited)

EQ/GAMCO Small Company Value Portfolio (advised by GAMCO) — Seeks to maximize capital appreciation.

EQ/Government Securities Portfolio (advised by Fund Asset Management, L.P. (“FAM”)) — Seeks to maximize income and capital appreciation through investment in the highest credit quality debt obligations.

EQ/Intermediate Term Bond Portfolio (advised by FAM) — Seeks to maximize income and capital appreciation through investment in intermediate-maturity debt obligations.

EQ/International Growth Portfolio (advised by MFS Investment Management (“MFS”)) — Seeks to achieve capital appreciation.

EQ/Janus Large Cap Growth Portfolio (advised by Janus Capital Management, LLC) — Seeks long-term growth of capital.

EQ/JPMorgan Core Bond Portfolio (advised by J.P. Morgan Investment Management, Inc. (“JPMorgan”)) — Seeks to provide a high total return consistent with moderate risk to capital and maintenance of liquidity.

EQ/JPMorgan Value Opportunities Portfolio (advised by JPMorgan) — Long-term capital appreciation.

EQ/Lazard Small Cap Value Portfolio (advised by Lazard Asset Management, LLC) — Seeks capital appreciation.

EQ/Legg Mason Value Equity Portfolio (advised by Legg Mason Capital Management, Inc.) — Seeks long-term growth of capital.

EQ/Long Term Bond Portfolio (advised by FAM) — Seeks to maximize income and capital appreciation through investment in long-maturity debt obligations.

EQ/Lord Abbett Growth and Income Portfolio (advised by Lord, Abbett & Co. LLC (“Lord Abbett”)) — Capital appreciation and growth of income without excessive fluctuation in market value.

EQ/Lord Abbett Large Cap Core Portfolio (advised by Lord Abbett) — Capital appreciation and growth of income with reasonable risk.

EQ/Lord Abbett Mid Cap Value Portfolio (advised by Lord Abbett) — Capital appreciation.

EQ/Marsico Focus Portfolio (advised by Marsico Capital Management, LLC) — Seeks long-term growth of capital.

EQ/Mercury Basic Value Equity Portfolio (advised by FAM) — Seeks capital appreciation and, secondarily, income.

EQ/Mercury International Value Portfolio (advised by Merrill Lynch Investment Managers International Limited) — Seeks to provide current income and long-term growth of income, accompanied by growth of capital.

EQ/MFS Emerging Growth Companies Portfolio (advised by MFS) — Seeks to provide long-term capital growth.

EQ/MFS Investors Trust Portfolio (advised by MFS) — Seeks long-term growth of capital with a secondary objective to seek reasonable current income.

EQ/Money Market Portfolio (advised by The Dreyfus Corporation) — Seeks to obtain a high level of current income, preserve its assets and maintain liquidity.

EQ/Montag & Caldwell Growth Portfolio (advised by Montag & Caldwell, Inc.) — Seeks to achieve capital appreciation.

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

March 31, 2006 (Unaudited)

EQ/PIMCO Real Return Portfolio (advised by Pacific Investment Management Company, LLC) —Seeks maximum real return consistent with preservation of real capital and prudent investment management.

EQ/Short Duration Bond Portfolio (advised by FAM) — Seeks current income with reduced volatility of principal.

EQ/Small Company Index Portfolio (advised by AllianceBernstein) — Seeks to replicate as closely as possible (before the deduction of Portfolio expenses) the total return of the Russell 2000 Index.

EQ/TCW Equity Portfolio (advised by TCW Investment Management Company) — Seeks to achieve long-term capital appreciation.

EQ/UBS Growth and Income Portfolio (advised by UBS Global Asset Management (Americas) Inc.) — Seeks to achieve total return through capital appreciation with income as a secondary consideration.

EQ/Van Kampen Comstock Portfolio (advised by Morgan Stanley Investment Management, Inc. (“MSIM”)) — Capital growth and income.

EQ/Van Kampen Emerging Markets Equity Portfolio (advised by MSIM) — Seeks long-term capital appreciation.

EQ/Van Kampen Mid Cap Growth Portfolio (advised by MSIM) — Capital growth.

EQ/Wells Fargo Montgomery Small Cap Portfolio (advised by Wells Capital Management, Inc.) — Seeks long-term capital appreciation.

The following is a summary of the selected significant accounting policies of the Trust:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Valuation:

Stocks listed on national securities exchanges are valued at the last sale price or official closing price on the date of valuation or, if there is no sale or official closing price, at the latest available bid price. Other unlisted stocks are valued at their last sale price or official closing price or, if no reported sale occurs during the day, at a bid price estimated by a broker. Securities listed on the NASDAQ exchange will be valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price.

Convertible preferred stocks listed on national securities exchanges or included on the NASDAQ stock market are valued as of their last sale price or, if there is no sale, at the latest available bid price. Convertible bonds and unlisted convertible preferred stocks are valued at bid prices obtained from one or more of the major dealers in such securities. Where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stocks. Convertible bonds may be matrix-priced based upon the conversion value to the underlying common stocks and market premiums.

Mortgage-backed and asset-backed securities are valued at prices obtained from a bond pricing service where available, or at a bid price obtained from one or more of the major dealers in such securities. If a quoted price is unavailable, an equivalent yield or yield spread quote will be obtained from a broker and converted to a price.

Options, including options on futures that are traded on exchanges, are valued at their last sale price, and if the last sale price is not available then the previous day’s sale price is used. Options not traded on an exchange or actively traded are valued at fair value under the direction of the Board of Trustees (“Trustees”).

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

March 31, 2006 (Unaudited)

Long-term corporate bonds may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service take into account many factors, including institutional size, trading in similar groups of securities and any developments related to specific securities; however, when such prices are unavailable, such bonds will be valued using broker quotes.

U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are valued at representative quoted prices.

Foreign securities, including foreign government securities, not traded directly, or in American Depository Receipt (ADR) or similar form in the United States, are valued at representative quoted prices from the primary exchange in the currency of the country of origin.

Short-term investment securities, which mature in 60 days or less, are valued at amortized cost, which approximates market value. Short-term investment securities, which mature in more than 60 days are valued at representative quoted prices. The EQ/Money Market Portfolio values all short-term investment securities at amortized cost.

Futures contracts are valued at their last sale price or, if there is no sale, at the latest available bid price.

Forward foreign exchange contracts are valued by interpolating between the forward and spot currency rates as quoted by a pricing service as of a designated hour on the valuation date.

Other securities and assets for which market quotations are not readily available or for which valuation cannot be provided, are valued at fair value under the direction of the Trustees.

Investments in the EQ/Enterprise Moderate Allocation Portfolio are valued based on the net asset value per share of each underlying fund which follow the policies as described above.

Pursuant to procedures approved by the Trustees, events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the NAV is determined may be reflected, as by a method approved by the Trustees, in the Trust’s calculation of net asset values for each applicable Portfolio when the Trust’s Manager deems that the particular event or circumstance would materially affect such Portfolio’s net asset value.

Securities transactions are recorded on the trade date net of brokerage fees, commissions, and transfer fees. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income (including amortization of premium and accretion of discount on long-term securities using the effective yield method) is accrued daily. The Trust records gains and losses realized on prepayments received on mortgage-backed securities in interest income.

Realized gains and losses on the sale of investments are computed on the basis of the identified cost of the investments sold. Unrealized appreciation (depreciation) on investments and foreign currency denominated assets and liabilities are presented net of deferred taxes on unrealized gains in the Statement of Assets and Liabilities.

Foreign Currency Valuation:

The books and records of the Trust are kept in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at current exchange rates at the following dates:

(i) market value of investment securities, other assets and liabilities — at the valuation date.

(ii) purchases and sales of investment securities, income and expenses — at the date of such transactions.

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NOTES TO FINANCIAL STATEMENTS — (Continued)

March 31, 2006 (Unaudited)

The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on securities.

Net currency gains or losses realized and unrealized as a result of differences between interest or dividends, withholding taxes, security payables/receivables, forward foreign currency exchange contracts and foreign cash recorded on the Portfolio’s books and the U.S. dollar equivalent amount actually received or paid are presented under foreign currency transactions and foreign currency translations in the realized and unrealized gains and losses section, respectively, of the Statements of Operations. Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from forward foreign currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on a Portfolio’s books and the U.S. dollar equivalent of amounts actually received or paid.

Securities Lending:

For all Portfolios, the Trustees have approved the lending of portfolio securities, through its custodian bank, The JPMorgan Chase Bank (“JPMorgan”), acting as lending agent to certain approved broker-dealers, in exchange for negotiated lenders’ fees. By lending investment securities, a Portfolio attempts to increase its net investment income through the receipt of interest on the cash equivalents held as collateral on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would be for the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. Any such loan of Portfolio securities will be continuously secured by collateral in cash or high grade debt securities at least equal at all times to the market value of the security loaned. JPMorgan will indemnify each Portfolio from any loss resulting from a borrower’s failure to return a loaned security when due. JPMorgan invests the cash collateral on behalf of the Portfolios and retains a portion of the interest earned. The net amount of interest earned, after the interest rebate, is included in the Statements of Operations as securities lending income. At March 31, 2006, the cash collateral received by each Portfolio for securities loaned was invested by JPMorgan and is summarized in the Portfolio of Investments. Each Portfolio has an individual interest equal to the amount of cash collateral contributed.

Repurchase Agreements:

Certain Portfolios may enter into repurchase agreements with qualified and Manager-approved banks, broker-dealers or other financial institutions as a means of earning a fixed rate of return on their cash reserves for periods as short as overnight. A repurchase agreement is a contract pursuant to which a Portfolio, against receipt of securities of at least equal value including accrued interest, agrees to advance a specified sum to the financial institution which agrees to reacquire the securities at a mutually agreed upon time (usually one day) and price. Each repurchase agreement entered into by a Portfolio will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest. A Portfolio’s right to liquidate such securities in the event of a default by the seller could involve certain costs, losses or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase are less than the repurchase price, the Portfolio could suffer a loss.

Options Written:

Certain Portfolios may write (sell) covered options as a hedge to provide protection against adverse movements in the price of securities in the Portfolio or to enhance investment performance. Certain Portfolios may purchase and sell exchange traded options on foreign currencies. When a Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently adjusted on a daily basis to the current market price of the option written. Premiums

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NOTES TO FINANCIAL STATEMENTS — (Continued)

March 31, 2006 (Unaudited)

received from writing options that expire unexercised, are recognized as gains on the expiration date. Premiums received from writing options that are exercised or are canceled in closing purchase transactions are offset against the cost of any securities purchased or added to the proceeds or netted against the amount paid on the transaction to determine the realized gain or loss. In writing options, a Portfolio must assume that the option may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds of the sale or cost of purchase of the underlying securities and currencies pursuant to the call or put option may be substantially below or above the prevailing market price. A Portfolio also has the additional risk of not being able to enter into a closing purchase transaction if a liquid secondary market does not exist and bears the risk of unfavorable changes in the price of the financial instruments underlying the options.

Short Sales Against the Box:

Certain Portfolios may enter into a “short sale” of securities in circumstances in which, at the time the short position is open, the Portfolio owns at least an equal amount of the securities sold short or owns preferred stocks or debt securities, convertible or exchangeable without payment of further consideration, into at least an equal number of securities sold short. This kind of short sale, which is referred to as one “against the box,” may be entered into by the Portfolio to, for example, lock in a sale price for a security the Portfolio does not wish to sell immediately. The Portfolio will designate the segregation, either on its records or with the Trust’s custodian, of the securities sold short or convertible or exchangeable preferred stocks or debt securities sold in connection with short sales against the box. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off-balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. The Portfolio bears the risk of potential inability of the brokers to meet their obligation to perform.

Futures Contracts, Forward Commitments and Foreign Currency Exchange Contracts:

The futures contracts used by the Portfolios are agreements to buy or sell a financial instrument for a set price in the future. Certain Portfolios may buy or sell futures contracts for the purpose of protecting their portfolio securities against future changes in interest rates and indices which might adversely affect the value of the Portfolios’ securities or the price of securities that they intend to purchase at a later date. Initial margin deposits are made upon entering into futures contracts and can be in cash, certain money market instruments, treasury securities or other liquid, high grade debt securities. During the period the futures contracts are open, changes in the market price of the contracts are recognized as unrealized gains or losses by “marking-to-market” at the end of each trading day. Variation margin payments on futures contracts are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio’s basis in the contract. Should interest rates or indices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may incur a loss. The use of futures contracts transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Use of long futures contracts subjects the Portfolios to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Portfolios to unlimited risk of loss. The Portfolios enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction, therefore, the Portfolio’s credit risk is limited to failure of the exchange or board of trade.

Certain Portfolios may make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time (“forward commitments”) if they designate the segregation, either on their records or with the Trust’s custodian, of cash or other liquid securities in an amount sufficient to meet the purchase price, or if they enter into offsetting contracts for the forward sale of other securities they own. These commitments are reported at market value in the financial statements. Forward commitments may be considered securities in themselves and involve a risk of loss if the value of the

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NOTES TO FINANCIAL STATEMENTS — (Continued)

March 31, 2006 (Unaudited)

security to be purchased declines or if the value of the security to be sold increases prior to the settlement date, which is risk in addition to the risk of decline in value of the Portfolio’s other assets. Where such purchases or sales are made through dealers, a Portfolio relies on the dealer to consummate the sale. The dealer’s failure to do so may result in the loss to a Portfolio of an advantageous yield or price. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends.

Certain Portfolios may purchase foreign currency on a spot (or cash) basis. In addition, certain Portfolios may enter into contracts to purchase or sell foreign currencies at a future date (“forward contracts”). A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Daily fluctuations in the value of such contracts are recognized as unrealized appreciation or depreciation by “marking to market.” The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions in the Statement of Operations. The Advisers may engage in these forward contracts to protect against uncertainty in the level of future exchange rates in connection with the purchase and sale of Portfolio securities (“transaction hedging”) and to protect the value of specific portfolio positions (“position hedging”). The Portfolios are subject to off-balance sheet risk to the extent of the value of the contracts for purchase of foreign currency and in an unlimited amount for sales of foreign currency.

Swaps:

Certain Portfolios may invest in swap contracts, which are derivatives in the form of a contract or other similar instrument which is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. A Portfolio will usually enter into swaps on a net basis, i.e., the two return streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Portfolio receiving or paying, as the case may be, only the net amount of the two returns. A Portfolio’s obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by designating the segregation, either on its records or with the Trust’s custodian, of cash or other liquid obligations. A Portfolio will not enter into any swap agreement unless the counterparty meets the rating requirements set forth in guidelines established by the Trust’s Board of Trustees. Swap agreements are stated at market value on the Statement of Assets and Liabilities. Swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements. Notional principal amounts are used to express the extent of involvement in these transactions, but the amount potentially subject to credit risk is much smaller. None of the Portfolios had swap contracts outstanding at March 31, 2006.

Dollar Roll Transactions:

Certain Portfolios may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage market. A dollar roll transaction involves a sale by a Portfolio of securities with a simultaneous agreement to repurchase substantially similar securities at an agreed-upon price at a future date. The securities repurchased will bear the same interest rates as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Dollar roll transactions involve the risk that the market value of the securities sold by the Portfolio may decline below the repurchase price of the similar securities. None of the Portfolios had dollar roll transactions outstanding at March 31, 2006.

Market and Credit Risk:

Written options, futures contracts, forward commitments, forward foreign currency exchange contracts and swaps involve elements of both market and credit risk in excess of the amounts reflected in

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NOTES TO FINANCIAL STATEMENTS — (Concluded)

March 31, 2006 (Unaudited)

the Statements of Assets and Liabilities. The risk involved in writing an option on a security is that, if the option is exercised, the underlying security is then purchased or sold by the Portfolio at the contract price, which could be disadvantageous relative to the market price. The Portfolio bears the market risk, which arises from any changes in security values. The credit risk for futures contracts and exchange traded options is limited to failure of the exchange or board of trade which acts as the counterparty to the Portfolio’s futures transactions. Forward commitments, forward foreign currency exchange contracts, over-the-counter options and swaps are executed directly with the counterparty and not through an exchange and can be terminated only by agreement of both parties to such contracts. With respect to such transactions there is no daily margin settlement and the Portfolio is exposed to the risk of default by the counterparty.

Item 2.	Controls and Disclosures.

(a)	The registrant’s certifying officers have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report and have determined such controls and procedures to be reasonably designed to achieve the purposes described in Rule 30a-3(c) under the Investment Company Act of 1940.

(b)	The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications required by Item 3 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EQ Advisors Trust

By:	/s/ Steven M. Joenk
Steven M. Joenk
President and Chairman
May 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Steven M. Joenk
Steven M. Joenk
Chief Executive Officer
May 30, 2006

By:	/s/ Kenneth T. Kozlowski
Kenneth T. Kozlowski
Chief Financial Officer
May 30, 2006